UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

WisdomTree U.S. AI Enhanced Value Fund

Ticker: AIVL

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree U.S. AI Enhanced Value Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. AI Enhanced Value Fund	$40	0.38%

How did the Fund perform last year and what affected its performance?

The Fund returned 10.09% at net asset value (NAV) for the fiscal year ended March 31, 2025, outperforming the Fund's primary comparative benchmark, the Russell 1000 Value Index, which returned 7.18% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Utilities, driven by a mix of strong stock selection and allocation effects.

  Consumer Staples, Industrials and Information Technology also contributed positively to performance, supported by strong stock selection.

  Consumer Discretionary and Communication Services detracted from performance due to poor stock selection effects.

  Materials was also a headwind, driven by allocation and stock selection effects which detracted from performance.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Russell 1000 Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2025

	WisdomTree U.S. AI Enhanced Value Fund $	Russell 1000 Index $	Russell 1000 Value Index $
3/31/15	10,000	10,000	10,000
4/30/15	10,109	10,071	10,093
5/31/15	10,075	10,203	10,215
6/30/15	9,785	10,011	10,011
7/31/15	9,780	10,204	10,055
8/31/15	9,306	9,590	9,456
9/30/15	9,018	9,328	9,170
10/31/15	9,805	10,082	9,862
11/30/15	9,684	10,116	9,900
12/31/15	9,528	9,934	9,687
1/31/16	9,319	9,399	9,187
2/29/16	9,620	9,396	9,184
3/31/16	10,296	10,050	9,846
4/30/16	10,295	10,105	10,053
5/31/16	10,300	10,282	10,209
6/30/16	10,608	10,305	10,297
7/31/16	10,965	10,698	10,596
8/31/16	10,830	10,712	10,678
9/30/16	10,904	10,720	10,656
10/31/16	10,724	10,511	10,491
11/30/16	11,134	10,926	11,090
12/31/16	11,253	11,131	11,367
1/31/17	11,349	11,355	11,448
2/28/17	11,702	11,794	11,859
3/31/17	11,662	11,802	11,739
4/30/17	11,631	11,927	11,717
5/31/17	11,632	12,079	11,705
6/30/17	11,710	12,163	11,896
7/31/17	11,855	12,404	12,054
8/31/17	11,786	12,443	11,914
9/30/17	12,128	12,708	12,267
10/31/17	12,242	12,999	12,356
11/30/17	12,665	13,396	12,734
12/31/17	12,804	13,545	12,920
1/31/18	13,204	14,289	13,420
2/28/18	12,632	13,764	12,779
3/31/18	12,328	13,452	12,554
4/30/18	12,478	13,497	12,596
5/31/18	12,639	13,842	12,670
6/30/18	12,789	13,931	12,702
7/31/18	13,204	14,412	13,204
8/31/18	13,388	14,909	13,400
9/30/18	13,438	14,965	13,426
10/31/18	12,633	13,906	12,731
11/30/18	12,817	14,189	13,111
12/31/18	11,601	12,897	11,852
1/31/19	12,590	13,978	12,775
2/28/19	12,751	14,451	13,183
3/31/19	12,942	14,703	13,267
4/30/19	13,265	15,296	13,737
5/31/19	12,140	14,322	12,854
6/30/19	13,103	15,327	13,777
7/31/19	13,246	15,565	13,891
8/31/19	12,854	15,280	13,482
9/30/19	13,478	15,545	13,963
10/31/19	13,570	15,874	14,159
11/30/19	13,936	16,474	14,596
12/31/19	14,433	16,950	14,998
1/31/20	13,940	16,968	14,675
2/29/20	12,530	15,582	13,254
3/31/20	10,162	13,523	10,989
4/30/20	11,378	15,310	12,224
5/31/20	11,623	16,117	12,643
6/30/20	11,710	16,474	12,559
7/31/20	12,042	17,438	13,056
8/31/20	12,370	18,718	13,596
9/30/20	12,080	18,034	13,262
10/31/20	11,827	17,599	13,087
11/30/20	13,254	19,672	14,848
12/31/20	13,595	20,503	15,417
1/31/21	13,675	20,334	15,276
2/28/21	14,139	20,924	16,199
3/31/21	15,311	21,716	17,152
4/30/21	15,702	22,885	17,838
5/31/21	16,167	22,993	18,255
6/30/21	15,935	23,569	18,046
7/31/21	15,947	24,059	18,190
8/31/21	16,223	24,755	18,551
9/30/21	15,528	23,618	17,905
10/31/21	15,951	25,257	18,814
11/30/21	15,621	24,918	18,151
12/31/21	16,875	25,927	19,296
1/31/22	16,456	24,466	18,847
2/28/22	16,334	23,794	18,628
3/31/22	16,565	24,597	19,154
4/30/22	15,843	22,405	18,073
5/31/22	16,268	22,371	18,425
6/30/22	14,928	20,497	16,815
7/31/22	15,881	22,406	17,930
8/31/22	15,264	21,546	17,396
9/30/22	13,818	19,552	15,870
10/31/22	15,166	21,120	17,498
11/30/22	16,201	22,263	18,591
12/31/22	15,654	20,968	17,842
1/31/23	16,379	22,374	18,766
2/28/23	15,757	21,842	18,104
3/31/23	15,696	22,533	18,021
4/30/23	15,864	22,812	18,293
5/31/23	15,039	22,918	17,587
6/30/23	16,108	24,466	18,755
7/31/23	16,706	25,307	19,415
8/31/23	16,242	24,865	18,891
9/30/23	15,457	23,696	18,162
10/31/23	14,773	23,123	17,521
11/30/23	15,957	25,283	18,843
12/31/23	16,771	26,531	19,887
1/31/24	16,715	26,901	19,907
2/29/24	17,099	28,354	20,642
3/31/24	17,883	29,263	21,674
4/30/24	17,168	28,018	20,748
5/31/24	17,793	29,337	21,406
6/30/24	17,652	30,308	21,204
7/31/24	18,723	30,749	22,288
8/31/24	19,438	31,478	22,886
9/30/24	19,776	32,151	23,204
10/31/24	19,371	31,926	22,948
11/30/24	20,371	33,982	24,414
12/31/24	19,044	33,034	22,744
1/31/25	19,751	34,086	23,797
2/28/25	20,114	33,490	23,893
3/31/25	19,687	31,551	23,230

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	10.09%	14.14%	7.01%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Value Index	7.18%	16.15%	8.79%

Key Fund Statistics

  Total Net Assets$387,182,599
  # of Portfolio Holdings104
  Portfolio Turnover Rate125%
  Investment Advisory Fees Paid$1,477,296

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Exxon Mobil Corp.	4.0%
Intercontinental Exchange, Inc.	3.4%
Roper Technologies, Inc.	3.3%
NiSource, Inc.	3.1%
CME Group, Inc.	3.0%
Teledyne Technologies, Inc.	3.0%
RTX Corp.	2.9%
Fortive Corp.	2.7%
CenterPoint Energy, Inc.	2.6%
U.S. Bancorp	2.6%

Sector Breakdown (% of Net Assets)

Financials	23.6%
Industrials	18.9%
Health Care	11.8%
Information Technology	10.6%
Utilities	9.8%
Energy	6.1%
Consumer Staples	5.9%
Real Estate	3.9%
Materials	3.2%
Communication Services	3.1%
Other Sectors	2.6%
Other Assets and Liabilities (Net)	0.5%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. AI Enhanced Value Fund

Annual Shareholder Report - March 31, 2025

Ticker: AIVL

AIVL - 032025

WisdomTree U.S. High Dividend Fund

Ticker: DHS

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree U.S. High Dividend Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. High Dividend Fund	$42	0.38%

How did the Fund perform last year and what affected its performance?

The Fund returned 18.60% at net asset value (NAV) for the fiscal year ended March 31, 2025, outperforming the Fund's primary comparative benchmark, the Russell 1000 Value Index, which returned 7.18% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Health Care and Consumer Staples, driven by a mix of strong allocation and stock selection effects.

  Information Technology also contributed positively to performance, primarily due to strong stock selection.

  Consumer Discretionary and Financials were also modest headwinds, each due to negative stock selection.

  During the period, allocations to the highest dividend-yielding companies was universally additive for performance. Overweighting the high dividend-paying segments and underweighting the lower dividend-paying segments produced positive allocation effects in all five dividend yield quintiles.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Russell 1000 Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2025

	WisdomTree U.S. High Dividend Fund $	Russell 1000 Index $	Russell 1000 Value Index $	WisdomTree U.S. High Dividend Index $
3/31/15	10,000	10,000	10,000	10,000
4/30/15	10,156	10,071	10,093	10,162
5/31/15	10,121	10,203	10,215	10,132
6/30/15	9,863	10,011	10,011	9,875
7/31/15	9,955	10,204	10,055	9,972
8/31/15	9,437	9,590	9,456	9,453
9/30/15	9,312	9,328	9,170	9,330
10/31/15	10,082	10,082	9,862	10,107
11/30/15	10,016	10,116	9,900	10,044
12/31/15	9,998	9,934	9,687	10,029
1/31/16	9,886	9,399	9,187	9,920
2/29/16	10,053	9,396	9,184	10,092
3/31/16	10,788	10,050	9,846	10,838
4/30/16	10,849	10,105	10,053	10,900
5/31/16	10,993	10,282	10,209	11,049
6/30/16	11,469	10,305	10,297	11,533
7/31/16	11,679	10,698	10,596	11,747
8/31/16	11,517	10,712	10,678	11,586
9/30/16	11,541	10,720	10,656	11,613
10/31/16	11,200	10,511	10,491	11,274
11/30/16	11,470	10,926	11,090	11,553
12/31/16	11,783	11,131	11,367	11,873
1/31/17	11,749	11,355	11,448	11,842
2/28/17	12,148	11,794	11,859	12,250
3/31/17	12,085	11,802	11,739	12,189
4/30/17	12,045	11,927	11,717	12,151
5/31/17	12,094	12,079	11,705	12,204
6/30/17	12,145	12,163	11,896	12,261
7/31/17	12,306	12,404	12,054	12,426
8/31/17	12,246	12,443	11,914	12,368
9/30/17	12,536	12,708	12,267	12,665
10/31/17	12,587	12,999	12,356	12,720
11/30/17	13,034	13,396	12,734	13,179
12/31/17	13,159	13,545	12,920	13,313
1/31/18	13,346	14,289	13,420	13,505
2/28/18	12,542	13,764	12,779	12,691
3/31/18	12,410	13,452	12,554	12,561
4/30/18	12,465	13,497	12,596	12,621
5/31/18	12,654	13,842	12,670	12,816
6/30/18	12,835	13,931	12,702	13,009
7/31/18	13,192	14,412	13,204	13,376
8/31/18	13,358	14,909	13,400	13,547
9/30/18	13,380	14,965	13,426	13,574
10/31/18	12,934	13,906	12,731	13,126
11/30/18	13,365	14,189	13,111	13,563
12/31/18	12,205	12,897	11,852	12,381
1/31/19	13,173	13,978	12,775	13,382
2/28/19	13,480	14,451	13,183	13,692
3/31/19	13,670	14,703	13,267	13,884
4/30/19	13,877	15,296	13,737	14,095
5/31/19	13,099	14,322	12,854	13,305
6/30/19	13,870	15,327	13,777	14,096
7/31/19	13,964	15,565	13,891	14,196
8/31/19	13,707	15,280	13,482	13,936
9/30/19	14,314	15,545	13,963	14,562
10/31/19	14,447	15,874	14,159	14,703
11/30/19	14,652	16,474	14,596	14,912
12/31/19	14,960	16,950	14,998	15,231
1/31/20	14,535	16,968	14,675	14,802
2/29/20	13,249	15,582	13,254	13,493
3/31/20	11,074	13,523	10,989	11,276
4/30/20	12,204	15,310	12,224	12,434
5/31/20	12,442	16,117	12,643	12,681
6/30/20	12,325	16,474	12,559	12,568
7/31/20	12,638	17,438	13,056	12,892
8/31/20	12,847	18,718	13,596	13,110
9/30/20	12,472	18,034	13,262	12,728
10/31/20	12,259	17,599	13,087	12,516
11/30/20	13,783	19,672	14,848	14,076
12/31/20	14,110	20,503	15,417	14,417
1/31/21	13,940	20,334	15,276	14,246
2/28/21	14,390	20,924	16,199	14,715
3/31/21	15,612	21,716	17,152	15,971
4/30/21	16,063	22,885	17,838	16,443
5/31/21	16,375	22,993	18,255	16,767
6/30/21	16,129	23,569	18,046	16,520
7/31/21	16,310	24,059	18,190	16,710
8/31/21	16,760	24,755	18,551	17,177
9/30/21	16,022	23,618	17,905	16,424
10/31/21	16,369	25,257	18,814	16,783
11/30/21	16,129	24,918	18,151	16,546
12/31/21	17,370	25,927	19,296	17,831
1/31/22	17,884	24,466	18,847	18,368
2/28/22	17,904	23,794	18,628	18,395
3/31/22	18,572	24,597	19,154	19,089
4/30/22	18,103	22,405	18,073	18,618
5/31/22	19,090	22,371	18,425	19,640
6/30/22	17,550	20,497	16,815	18,056
7/31/22	18,191	22,406	17,930	18,724
8/31/22	17,770	21,546	17,396	18,297
9/30/22	16,341	19,552	15,870	16,822
10/31/22	18,381	21,120	17,498	18,935
11/30/22	19,348	22,263	18,591	19,941
12/31/22	18,740	20,968	17,842	19,326
1/31/23	19,337	22,374	18,766	19,947
2/28/23	18,605	21,842	18,104	19,196
3/31/23	18,110	22,533	18,021	18,690
4/30/23	18,144	22,812	18,293	18,731
5/31/23	16,896	22,918	17,587	17,445
6/30/23	17,701	24,466	18,755	18,286
7/31/23	18,514	25,307	19,415	19,135
8/31/23	18,041	24,865	18,891	18,654
9/30/23	17,536	23,696	18,162	18,136
10/31/23	16,882	23,123	17,521	17,461
11/30/23	17,795	25,283	18,843	18,417
12/31/23	18,705	26,531	19,887	19,370
1/31/24	18,445	26,901	19,907	19,107
2/29/24	18,724	28,354	20,642	19,399
3/31/24	19,863	29,263	21,674	20,589
4/30/24	19,203	28,018	20,748	19,911
5/31/24	19,757	29,337	21,406	20,493
6/30/24	19,616	30,308	21,204	20,352
7/31/24	21,189	30,749	22,288	21,996
8/31/24	21,733	31,478	22,886	22,568
9/30/24	21,974	32,151	23,204	22,829
10/31/24	22,344	31,926	22,948	23,223
11/30/24	23,675	33,982	24,414	24,617
12/31/24	22,067	33,034	22,744	22,961
1/31/25	22,736	34,086	23,797	23,665
2/28/25	23,652	33,490	23,893	24,628
3/31/25	23,556	31,551	23,230	24,537

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	18.60%	16.29%	8.95%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Value Index	7.18%	16.15%	8.79%
WisdomTree U.S. High Dividend Index	19.18%	16.82%	9.39%

Key Fund Statistics

  Total Net Assets$1,237,401,560
  # of Portfolio Holdings380
  Portfolio Turnover Rate38%
  Investment Advisory Fees Paid$4,327,355

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Philip Morris International, Inc.	5.5%
Johnson & Johnson	5.5%
Exxon Mobil Corp.	5.2%
AbbVie, Inc.	4.9%
Chevron Corp.	4.3%
Altria Group, Inc.	4.0%
PepsiCo, Inc.	3.8%
AT&T, Inc.	3.5%
Merck & Co., Inc.	2.7%
Gilead Sciences, Inc.	2.6%

Sector Breakdown (% of Net Assets)

Health Care	20.4%
Consumer Staples	19.8%
Financials	18.1%
Energy	13.5%
Utilities	9.5%
Real Estate	4.7%
Communication Services	4.3%
Consumer Discretionary	3.4%
Information Technology	3.1%
Materials	1.6%
Other Sectors	1.3%
Other Assets and Liabilities (Net)	0.3%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. High Dividend Fund

Annual Shareholder Report - March 31, 2025

Ticker: DHS

DHS - 032025

WisdomTree U.S. LargeCap Dividend Fund

Ticker: DLN

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree U.S. LargeCap Dividend Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. LargeCap Dividend Fund	$30	0.28%

How did the Fund perform last year and what affected its performance?

The Fund returned 12.26% at net asset value (NAV) for the fiscal year ended March 31, 2025, outperforming the Fund's primary comparative benchmark, the Russell 1000 Value Index, which returned 7.18% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Information Technology and Health Care, driven by strong stock selection effects.

  Consumer Staples also contributed positively to performance, supported by favorable allocation effects.

  Financials detracted from performance due to a mix of poor allocation and selection effects.

  Industrials and Real Estate were also modest headwinds, each driven by negative stock selection.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P 500® Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2025

	WisdomTree U.S. LargeCap Dividend Fund $	S&P 500® Index $	Russell 1000 Value Index $	WisdomTree U.S. LargeCap Dividend Index $
3/31/15	10,000	10,000	10,000	10,000
4/30/15	10,160	10,096	10,093	10,162
5/31/15	10,213	10,226	10,215	10,218
6/30/15	9,959	10,028	10,011	9,967
7/31/15	10,068	10,238	10,055	10,078
8/31/15	9,468	9,620	9,456	9,475
9/30/15	9,305	9,382	9,170	9,317
10/31/15	10,059	10,174	9,862	10,076
11/30/15	10,052	10,204	9,900	10,072
12/31/15	9,925	10,043	9,687	9,946
1/31/16	9,605	9,545	9,187	9,626
2/29/16	9,645	9,532	9,184	9,670
3/31/16	10,304	10,178	9,846	10,336
4/30/16	10,343	10,218	10,053	10,378
5/31/16	10,494	10,401	10,209	10,531
6/30/16	10,710	10,428	10,297	10,752
7/31/16	10,999	10,813	10,596	11,043
8/31/16	10,967	10,828	10,678	11,015
9/30/16	10,960	10,830	10,656	11,010
10/31/16	10,751	10,632	10,491	10,802
11/30/16	11,157	11,026	11,090	11,212
12/31/16	11,451	11,244	11,367	11,510
1/31/17	11,525	11,457	11,448	11,588
2/28/17	11,987	11,912	11,859	12,058
3/31/17	11,966	11,926	11,739	12,039
4/30/17	12,004	12,049	11,717	12,080
5/31/17	12,127	12,218	11,705	12,208
6/30/17	12,196	12,294	11,896	12,282
7/31/17	12,387	12,547	12,054	12,476
8/31/17	12,419	12,586	11,914	12,512
9/30/17	12,700	12,845	12,267	12,797
10/31/17	12,912	13,145	12,356	13,016
11/30/17	13,367	13,548	12,734	13,480
12/31/17	13,536	13,699	12,920	13,655
1/31/18	14,055	14,483	13,420	14,182
2/28/18	13,410	13,949	12,779	13,531
3/31/18	13,096	13,595	12,554	13,218
4/30/18	13,101	13,647	12,596	13,227
5/31/18	13,302	13,976	12,670	13,432
6/30/18	13,360	14,062	12,702	13,494
7/31/18	13,894	14,585	13,204	14,039
8/31/18	14,212	15,060	13,400	14,362
9/30/18	14,304	15,146	13,426	14,459
10/31/18	13,662	14,111	12,731	13,813
11/30/18	13,998	14,398	13,111	14,155
12/31/18	12,755	13,098	11,852	12,893
1/31/19	13,658	14,148	12,775	13,812
2/28/19	14,132	14,602	13,183	14,296
3/31/19	14,332	14,886	13,267	14,501
4/30/19	14,834	15,489	13,737	15,012
5/31/19	13,886	14,504	12,854	14,048
6/30/19	14,849	15,526	13,777	15,032
7/31/19	15,057	15,750	13,891	15,247
8/31/19	14,793	15,500	13,482	14,979
9/30/19	15,279	15,790	13,963	15,481
10/31/19	15,531	16,132	14,159	15,743
11/30/19	16,005	16,718	14,596	16,233
12/31/19	16,457	17,222	14,998	16,696
1/31/20	16,174	17,216	14,675	16,415
2/29/20	14,682	15,798	13,254	14,899
3/31/20	12,666	13,847	10,989	12,857
4/30/20	14,126	15,622	12,224	14,338
5/31/20	14,575	16,366	12,643	14,797
6/30/20	14,665	16,692	12,559	14,895
7/31/20	15,192	17,633	13,056	15,429
8/31/20	15,893	18,900	13,596	16,146
9/30/20	15,405	18,182	13,262	15,651
10/31/20	14,954	17,699	13,087	15,198
11/30/20	16,644	19,636	14,848	16,920
12/31/20	17,207	20,391	15,417	17,498
1/31/21	16,999	20,185	15,276	17,293
2/28/21	17,227	20,742	16,199	17,524
3/31/21	18,417	21,650	17,152	18,744
4/30/21	19,063	22,806	17,838	19,411
5/31/21	19,374	22,965	18,255	19,733
6/30/21	19,449	23,501	18,046	19,812
7/31/21	19,888	24,059	18,190	20,265
8/31/21	20,362	24,791	18,551	20,755
9/30/21	19,392	23,638	17,905	19,770
10/31/21	20,511	25,294	18,814	20,918
11/30/21	20,250	25,119	18,151	20,658
12/31/21	21,612	26,244	19,296	22,062
1/31/22	21,287	24,886	18,847	21,754
2/28/22	20,884	24,141	18,628	21,349
3/31/22	21,577	25,038	19,154	22,056
4/30/22	20,664	22,854	18,073	21,126
5/31/22	21,124	22,896	18,425	21,609
6/30/22	19,540	21,006	16,815	19,992
7/31/22	20,643	22,943	17,930	21,121
8/31/22	20,049	22,007	17,396	20,514
9/30/22	18,382	19,981	15,870	18,807
10/31/22	20,398	21,598	17,498	20,876
11/30/22	21,604	22,805	18,591	22,117
12/31/22	20,793	21,491	17,842	21,286
1/31/23	21,353	22,842	18,766	21,872
2/28/23	20,688	22,284	18,104	21,192
3/31/23	20,882	23,103	18,021	21,394
4/30/23	21,210	23,463	18,293	21,733
5/31/23	20,456	23,565	17,587	20,965
6/30/23	21,606	25,122	18,755	22,150
7/31/23	22,296	25,929	19,415	22,862
8/31/23	21,845	25,516	18,891	22,404
9/30/23	21,012	24,300	18,162	21,552
10/31/23	20,513	23,789	17,521	21,046
11/30/23	21,886	25,961	18,843	22,462
12/31/23	22,858	27,141	19,887	23,470
1/31/24	23,150	27,597	19,907	23,776
2/29/24	23,977	29,070	20,642	24,634
3/31/24	24,968	30,006	21,674	25,658
4/30/24	23,979	28,780	20,748	24,645
5/31/24	24,852	30,207	21,406	25,551
6/30/24	25,296	31,291	21,204	26,017
7/31/24	26,201	31,672	22,288	26,952
8/31/24	27,062	32,440	22,886	27,844
9/30/24	27,488	33,133	23,204	28,290
10/31/24	27,402	32,833	22,948	28,207
11/30/24	28,773	34,760	24,414	29,629
12/31/24	27,327	33,931	22,744	28,150
1/31/25	28,259	34,876	23,797	29,116
2/28/25	28,862	34,421	23,893	29,748
3/31/25	28,029	32,482	23,230	28,894

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	12.26%	17.22%	10.86%
S&P 500® Index	8.25%	18.59%	12.50%
Russell 1000 Value Index	7.18%	16.15%	8.79%
WisdomTree U.S. LargeCap Dividend Index	12.61%	17.58%	11.19%

Key Fund Statistics

  Total Net Assets$4,695,363,968
  # of Portfolio Holdings305
  Portfolio Turnover Rate16%
  Investment Advisory Fees Paid$12,032,736

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

JPMorgan Chase & Co.	3.6%
Microsoft Corp.	3.4%
Apple, Inc.	3.3%
Johnson & Johnson	3.1%
Exxon Mobil Corp.	2.9%
AbbVie, Inc.	2.2%
NVIDIA Corp.	2.1%
Chevron Corp.	2.0%
Philip Morris International, Inc.	2.0%
PepsiCo, Inc.	1.6%

Sector Breakdown (% of Net Assets)

Financials	18.7%
Information Technology	14.4%
Health Care	13.5%
Consumer Staples	13.1%
Energy	8.7%
Industrials	8.6%
Utilities	6.3%
Communication Services	6.2%
Real Estate	4.9%
Consumer Discretionary	4.3%
Other Sectors	1.1%
Other Assets and Liabilities (Net)	0.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. LargeCap Dividend Fund

Annual Shareholder Report - March 31, 2025

Ticker: DLN

DLN - 032025

WisdomTree U.S. LargeCap Fund

Ticker: EPS

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree U.S. LargeCap Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. LargeCap Fund	$8	0.08%

How did the Fund perform last year and what affected its performance?

The Fund returned 8.46% at net asset value (NAV) for the fiscal year ended March 31, 2025, outperforming the Fund's primary comparative benchmark, the S&P 500 Index, which returned 8.25% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Information Technology, driven by a mix of positive allocation and stock selection effects.

  Consumer Staples and Financials also contributed positively to performance, primarily due to favorable stock selection in the former and allocation effects in the latter.

  Consumer Discretionary detracted from performance due to poor stock selection effects.

  Energy was a modest headwind due to negative allocation effects resulting from an overweight to an underperforming sector.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P 500® Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2025

	WisdomTree U.S. LargeCap Fund $29,983	S&P 500® Index $32,482	WisdomTree U.S. LargeCap Index $30,481
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,122	$10,096	$10,126
5/31/15	$10,218	$10,226	$10,223
6/30/15	$10,028	$10,028	$10,036
7/31/15	$10,149	$10,238	$10,157
8/31/15	$9,529	$9,620	$9,537
9/30/15	$9,295	$9,382	$9,305
10/31/15	$10,041	$10,174	$10,055
11/30/15	$10,067	$10,204	$10,084
12/31/15	$9,848	$10,043	$9,865
1/31/16	$9,299	$9,545	$9,314
2/29/16	$9,329	$9,532	$9,344
3/31/16	$9,955	$10,178	$9,976
4/30/16	$9,949	$10,218	$9,971
5/31/16	$10,099	$10,401	$10,126
6/30/16	$10,051	$10,428	$10,076
7/31/16	$10,428	$10,813	$10,459
8/31/16	$10,514	$10,828	$10,549
9/30/16	$10,500	$10,830	$10,536
10/31/16	$10,397	$10,632	$10,436
11/30/16	$10,962	$11,026	$11,009
12/31/16	$11,215	$11,244	$11,265
1/31/17	$11,395	$11,457	$11,450
2/28/17	$11,912	$11,912	$11,972
3/31/17	$11,877	$11,926	$11,940
4/30/17	$11,973	$12,049	$12,041
5/31/17	$12,110	$12,218	$12,182
6/30/17	$12,247	$12,294	$12,323
7/31/17	$12,476	$12,547	$12,556
8/31/17	$12,555	$12,586	$12,639
9/30/17	$12,816	$12,845	$12,905
10/31/17	$13,122	$13,145	$13,216
11/30/17	$13,591	$13,548	$13,694
12/31/17	$13,740	$13,699	$13,849
1/31/18	$14,423	$14,483	$14,539
2/28/18	$13,882	$13,949	$13,997
3/31/18	$13,479	$13,595	$13,593
4/30/18	$13,426	$13,647	$13,542
5/31/18	$13,670	$13,976	$13,794
6/30/18	$13,682	$14,062	$13,805
7/31/18	$14,214	$14,585	$14,348
8/31/18	$14,638	$15,060	$14,781
9/30/18	$14,654	$15,146	$14,800
10/31/18	$13,855	$14,111	$13,996
11/30/18	$14,052	$14,398	$14,200
12/31/18	$12,739	$13,098	$12,868
1/31/19	$13,828	$14,148	$13,975
2/28/19	$14,257	$14,602	$14,415
3/31/19	$14,413	$14,886	$14,575
4/30/19	$15,076	$15,489	$15,250
5/31/19	$13,942	$14,504	$14,098
6/30/19	$14,990	$15,526	$15,162
7/31/19	$15,323	$15,750	$15,503
8/31/19	$14,935	$15,500	$15,109
9/30/19	$15,362	$15,790	$15,541
10/31/19	$15,760	$16,132	$15,954
11/30/19	$16,384	$16,718	$16,587
12/31/19	$16,890	$17,222	$17,103
1/31/20	$16,641	$17,216	$16,854
2/29/20	$15,140	$15,798	$15,332
3/31/20	$13,023	$13,847	$13,184
4/30/20	$14,631	$15,622	$14,811
5/31/20	$15,284	$16,366	$15,480
6/30/20	$15,473	$16,692	$15,675
7/31/20	$16,158	$17,633	$16,368
8/31/20	$17,198	$18,900	$17,425
9/30/20	$16,586	$18,182	$16,807
10/31/20	$16,207	$17,699	$16,423
11/30/20	$18,188	$19,636	$18,433
12/31/20	$18,896	$20,391	$19,159
1/31/21	$18,765	$20,185	$19,026
2/28/21	$19,287	$20,742	$19,552
3/31/21	$20,460	$21,650	$20,740
4/30/21	$21,372	$22,806	$21,669
5/31/21	$21,689	$22,965	$21,990
6/30/21	$21,914	$23,501	$22,226
7/31/21	$22,379	$24,059	$22,702
8/31/21	$23,006	$24,791	$23,339
9/30/21	$21,902	$23,638	$22,218
10/31/21	$23,174	$25,294	$23,510
11/30/21	$22,831	$25,119	$23,162
12/31/21	$24,092	$26,244	$24,443
1/31/22	$23,140	$24,886	$23,480
2/28/22	$22,479	$24,141	$22,810
3/31/22	$23,158	$25,038	$23,498
4/30/22	$21,276	$22,854	$21,584
5/31/22	$21,487	$22,896	$21,802
6/30/22	$19,676	$21,006	$19,960
7/31/22	$21,216	$22,943	$21,530
8/31/22	$20,492	$22,007	$20,790
9/30/22	$18,601	$19,981	$18,865
10/31/22	$20,212	$21,598	$20,504
11/30/22	$21,410	$22,805	$21,721
12/31/22	$20,281	$21,491	$20,577
1/31/23	$21,525	$22,842	$21,844
2/28/23	$20,949	$22,284	$21,259
3/31/23	$21,440	$23,103	$21,766
4/30/23	$21,807	$23,463	$22,136
5/31/23	$21,655	$23,565	$21,986
6/30/23	$22,996	$25,122	$23,350
7/31/23	$23,946	$25,929	$24,317
8/31/23	$23,483	$25,516	$23,847
9/30/23	$22,608	$24,300	$22,957
10/31/23	$22,020	$23,789	$22,358
11/30/23	$23,790	$25,961	$24,148
12/31/23	$24,889	$27,141	$25,267
1/31/24	$25,341	$27,597	$25,729
2/29/24	$26,544	$29,070	$26,957
3/31/24	$27,645	$30,006	$28,078
4/30/24	$26,573	$28,780	$26,985
5/31/24	$27,675	$30,207	$28,111
6/30/24	$28,456	$31,291	$28,908
7/31/24	$28,962	$31,672	$29,425
8/31/24	$29,603	$32,440	$30,077
9/30/24	$30,145	$33,133	$30,636
10/31/24	$30,064	$32,833	$30,555
11/30/24	$31,919	$34,760	$32,444
12/31/24	$30,856	$33,931	$31,370
1/31/25	$32,027	$34,876	$32,561
2/28/25	$31,613	$34,421	$32,138
3/31/25	$29,983	$32,482	$30,481

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	8.46%	18.15%	11.61%
S&P 500® Index	8.25%	18.59%	12.50%
WisdomTree U.S. LargeCap Index	8.56%	18.25%	11.79%

Key Fund Statistics

  Total Net Assets$1,039,317,272
  # of Portfolio Holdings503
  Portfolio Turnover Rate16%
  Investment Advisory Fees Paid$785,822

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Apple, Inc.	5.5%
Alphabet, Inc.	5.3%
Amazon.com, Inc.	5.2%
Microsoft Corp.	4.5%
NVIDIA Corp.	4.1%
Meta Platforms, Inc.	3.7%
JPMorgan Chase & Co.	2.5%
Berkshire Hathaway, Inc.	2.3%
Exxon Mobil Corp.	1.8%
Johnson & Johnson	1.3%

Sector Breakdown (% of Net Assets)

Information Technology	22.7%
Financials	17.9%
Communication Services	12.6%
Health Care	12.0%
Consumer Discretionary	10.0%
Industrials	7.6%
Consumer Staples	6.2%
Energy	5.7%
Utilities	2.5%
Materials	1.5%
Other Sectors	1.3%
Other Assets and Liabilities (Net)	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. LargeCap Fund

Annual Shareholder Report - March 31, 2025

Ticker: EPS

EPS - 032025

WisdomTree U.S. MidCap Dividend Fund

Ticker: DON

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree U.S. MidCap Dividend Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. MidCap Dividend Fund	$39	0.38%

How did the Fund perform last year and what affected its performance?

The Fund returned 3.74% at net asset value (NAV) for the fiscal year ended March 31, 2025, outperforming the Fund's primary comparative benchmark, the Russell Mid Cap Value Index, which returned 2.27% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Utilities and Health Care, driven by strong stock selection effects in the former and allocation effects in the latter.

  Materials also contributed positively to performance, primarily due to favorable stock selection.

  Energy detracted from performance due to poor stock selection effects.

  Consumer Discretionary and Real Estate were also modest headwinds, each due to negative stock selection.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Russell 3000 Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2025

	WisdomTree U.S. MidCap Dividend Fund $	Russell 3000 Index $	Russell Midcap Value Index $	S&P MidCap 400 Index $	WisdomTree U.S. MidCap Dividend Index $
3/31/15	10,000	10,000	10,000	10,000	10,000
4/30/15	9,863	10,045	9,886	9,851	9,872
5/31/15	9,915	10,184	10,061	10,026	9,927
6/30/15	9,661	10,014	9,803	9,894	9,675
7/31/15	9,778	10,181	9,790	9,907	9,796
8/31/15	9,345	9,567	9,327	9,355	9,364
9/30/15	9,143	9,288	9,016	9,053	9,164
10/31/15	9,773	10,021	9,566	9,563	9,800
11/30/15	9,810	10,077	9,594	9,693	9,838
12/31/15	9,596	9,870	9,297	9,289	9,626
1/31/16	9,274	9,313	8,783	8,760	9,305
2/29/16	9,453	9,310	8,845	8,884	9,486
3/31/16	10,298	9,966	9,661	9,640	10,338
4/30/16	10,379	10,028	9,869	9,758	10,423
5/31/16	10,570	10,207	10,030	9,984	10,618
6/30/16	10,777	10,228	10,122	10,025	10,830
7/31/16	11,103	10,634	10,551	10,456	11,161
8/31/16	11,037	10,661	10,528	10,508	11,099
9/30/16	11,045	10,678	10,572	10,441	11,111
10/31/16	10,775	10,447	10,316	10,162	10,846
11/30/16	11,376	10,914	10,961	10,975	11,455
12/31/16	11,544	11,127	11,156	11,215	11,630
1/31/17	11,715	11,337	11,344	11,403	11,811
2/28/17	12,021	11,758	11,661	11,702	12,120
3/31/17	11,999	11,766	11,576	11,657	12,100
4/30/17	12,039	11,891	11,597	11,755	12,144
5/31/17	11,884	12,013	11,562	11,697	11,991
6/30/17	12,087	12,121	11,734	11,887	12,201
7/31/17	12,185	12,350	11,889	11,992	12,303
8/31/17	12,045	12,373	11,667	11,807	12,164
9/30/17	12,444	12,675	11,985	12,270	12,570
10/31/17	12,580	12,952	12,082	12,547	12,711
11/30/17	13,118	13,345	12,490	13,009	13,257
12/31/17	13,260	13,478	12,645	13,037	13,409
1/31/18	13,495	14,189	12,935	13,412	13,649
2/28/18	12,807	13,666	12,298	12,817	12,958
3/31/18	12,874	13,392	12,328	12,936	13,028
4/30/18	12,982	13,442	12,389	12,903	13,142
5/31/18	13,350	13,822	12,524	13,435	13,523
6/30/18	13,571	13,912	12,625	13,492	13,746
7/31/18	13,915	14,374	12,968	13,730	14,099
8/31/18	14,202	14,879	13,145	14,168	14,397
9/30/18	14,095	14,903	13,041	14,013	14,293
10/31/18	13,132	13,806	12,101	12,675	13,316
11/30/18	13,458	14,083	12,392	13,071	13,651
12/31/18	12,163	12,772	11,091	11,592	12,336
1/31/19	13,479	13,868	12,232	12,805	13,680
2/28/19	13,758	14,356	12,622	13,348	13,965
3/31/19	13,803	14,566	12,685	13,272	14,014
4/30/19	14,181	15,147	13,103	13,805	14,405
5/31/19	13,142	14,167	12,262	12,705	13,350
6/30/19	14,083	15,162	13,090	13,676	14,312
7/31/19	14,199	15,387	13,198	13,838	14,433
8/31/19	13,576	15,074	12,733	13,258	13,795
9/30/19	14,207	15,338	13,250	13,664	14,446
10/31/19	14,410	15,668	13,321	13,818	14,655
11/30/19	14,653	16,264	13,676	14,229	14,910
12/31/19	15,012	16,734	14,092	14,629	15,284
1/31/20	14,594	16,715	13,818	14,247	14,860
2/29/20	13,048	15,347	12,450	12,895	13,289
3/31/20	9,623	13,236	9,624	10,284	9,781
4/30/20	10,819	14,989	10,909	11,743	11,006
5/31/20	11,210	15,791	11,415	12,602	11,397
6/30/20	11,382	16,152	11,543	12,760	11,578
7/31/20	11,823	17,069	12,089	13,348	12,030
8/31/20	12,112	18,306	12,567	13,817	12,324
9/30/20	11,684	17,639	12,283	13,369	11,894
10/31/20	11,917	17,258	12,397	13,659	12,144
11/30/20	13,573	19,358	14,137	15,609	13,835
12/31/20	14,202	20,229	14,792	16,627	14,478
1/31/21	14,381	20,139	14,758	16,878	14,672
2/28/21	15,402	20,768	15,901	18,025	15,724
3/31/21	16,506	21,513	16,722	18,867	16,857
4/30/21	17,199	22,622	17,531	19,717	17,572
5/31/21	17,597	22,725	17,877	19,755	17,990
6/30/21	17,233	23,285	17,669	19,553	17,619
7/31/21	17,219	23,679	17,778	19,620	17,611
8/31/21	17,663	24,354	18,159	20,003	18,069
9/30/21	17,129	23,262	17,490	19,209	17,528
10/31/21	17,914	24,835	18,422	20,339	18,336
11/30/21	17,510	24,457	17,862	19,742	17,928
12/31/21	18,489	25,420	18,983	20,744	18,941
1/31/22	18,043	23,924	18,173	19,249	18,502
2/28/22	18,216	23,322	18,088	19,463	18,683
3/31/22	18,514	24,078	18,638	19,733	18,996
4/30/22	17,588	21,917	17,530	18,330	18,052
5/31/22	18,190	21,888	17,867	18,467	18,670
6/30/22	16,411	20,057	15,903	16,691	16,843
7/31/22	17,809	21,938	17,271	18,502	18,286
8/31/22	17,566	21,120	16,743	17,928	18,040
9/30/22	15,973	19,161	15,119	16,279	16,405
10/31/22	17,741	20,733	16,547	17,992	18,225
11/30/22	18,595	21,815	17,593	19,093	19,110
12/31/22	17,609	20,537	16,699	18,035	18,103
1/31/23	19,037	21,952	18,048	19,699	19,580
2/28/23	18,459	21,439	17,470	19,342	18,991
3/31/23	17,652	22,012	16,920	18,722	18,186
4/30/23	17,659	22,247	16,921	18,575	18,198
5/31/23	16,807	22,333	16,170	17,982	17,323
6/30/23	18,231	23,858	17,573	19,630	18,802
7/31/23	19,180	24,713	18,338	20,440	19,784
8/31/23	18,654	24,236	17,689	19,848	19,246
9/30/23	17,864	23,082	16,789	18,805	18,434
10/31/23	17,190	22,470	15,958	17,801	17,747
11/30/23	18,623	24,565	17,462	19,316	19,236
12/31/23	20,072	25,868	18,822	20,999	20,745
1/31/24	19,654	26,155	18,485	20,640	20,316
2/29/24	20,344	27,571	19,368	21,866	21,037
3/31/24	21,566	28,460	20,371	23,090	22,310
4/30/24	20,459	27,208	19,305	21,700	21,169
5/31/24	21,284	28,493	19,998	22,652	22,032
6/30/24	20,805	29,375	19,677	22,294	21,543
7/31/24	22,310	29,922	20,866	23,588	23,104
8/31/24	22,427	30,573	21,260	23,570	23,235
9/30/24	22,876	31,205	21,661	23,842	23,707
10/31/24	22,779	30,976	21,388	23,674	23,618
11/30/24	24,812	33,037	22,963	25,760	25,736
12/31/24	22,905	32,027	21,282	23,924	23,762
1/31/25	23,571	33,038	22,031	24,845	24,460
2/28/25	23,190	32,405	21,629	23,765	24,073
3/31/25	22,372	30,515	20,833	22,465	23,225

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	3.74%	18.38%	8.39%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Value Index	2.27%	16.70%	7.62%
S&P MidCap 400 Index	-2.71%	16.91%	8.43%
WisdomTree U.S. MidCap Dividend Index	4.10%	18.88%	8.79%

Key Fund Statistics

  Total Net Assets$3,623,433,671
  # of Portfolio Holdings333
  Portfolio Turnover Rate27%
  Investment Advisory Fees Paid$13,995,327

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Evergy, Inc.	1.5%
Gaming & Leisure Properties, Inc.	1.3%
CNA Financial Corp.	1.3%
Conagra Brands, Inc.	1.1%
Hormel Foods Corp.	1.0%
American Financial Group, Inc.	1.0%
Pinnacle West Capital Corp.	1.0%
Fidelity National Financial, Inc.	0.9%
Alliant Energy Corp.	0.9%
NiSource, Inc.	0.9%

Sector Breakdown (% of Net Assets)

Financials	24.8%
Industrials	14.5%
Consumer Discretionary	10.9%
Real Estate	10.4%
Utilities	9.1%
Consumer Staples	7.7%
Materials	7.3%
Energy	5.9%
Information Technology	3.9%
Health Care	3.0%
Other Sectors	2.4%
Other Assets and Liabilities (Net)	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. MidCap Dividend Fund

Annual Shareholder Report - March 31, 2025

Ticker: DON

DON - 032025

WisdomTree U.S. MidCap Fund

Ticker: EZM

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree U.S. MidCap Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. MidCap Fund	$38	0.38%

How did the Fund perform last year and what affected its performance?

The Fund returned -1.27% at net asset value (NAV) for the fiscal year ended March 31, 2025, outperforming the Fund's primary comparative benchmark, the S&P MidCap 400 Index, which returned -2.71% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Health Care and Consumer Staples, driven by a blend of strong stock selection and allocation effects in each.

  Financials also contributed positively to performance, primarily due to favorable allocation effects.

  Energy detracted significantly from performance due to poor stock selection effects.

  Industrials and Consumer Discretionary were also notable headwinds due to poor stock selection in the former and negative allocation effects in the later.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Russell 3000 Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2025

	WisdomTree U.S. MidCap Fund $	Russell 3000 Index $	Russell Midcap Value Index $	S&P MidCap 400 Index $	WisdomTree U.S. MidCap Index $
3/31/15	10,000	10,000	10,000	10,000	10,000
4/30/15	9,904	10,045	9,886	9,851	9,905
5/31/15	9,977	10,184	10,061	10,026	9,982
6/30/15	9,869	10,014	9,803	9,894	9,876
7/31/15	9,831	10,181	9,790	9,907	9,840
8/31/15	9,324	9,567	9,327	9,355	9,334
9/30/15	8,968	9,288	9,016	9,053	8,979
10/31/15	9,511	10,021	9,566	9,563	9,526
11/30/15	9,600	10,077	9,594	9,693	9,617
12/31/15	9,134	9,870	9,297	9,289	9,153
1/31/16	8,586	9,313	8,783	8,760	8,604
2/29/16	8,738	9,310	8,845	8,884	8,757
3/31/16	9,470	9,966	9,661	9,640	9,495
4/30/16	9,599	10,028	9,869	9,758	9,626
5/31/16	9,755	10,207	10,030	9,984	9,786
6/30/16	9,619	10,228	10,122	10,025	9,649
7/31/16	10,030	10,634	10,551	10,456	10,065
8/31/16	10,130	10,661	10,528	10,508	10,168
9/30/16	10,133	10,678	10,572	10,441	10,172
10/31/16	9,839	10,447	10,316	10,162	9,879
11/30/16	10,696	10,914	10,961	10,975	10,746
12/31/16	10,934	11,127	11,156	11,215	10,991
1/31/17	11,077	11,337	11,344	11,403	11,137
2/28/17	11,275	11,758	11,661	11,702	11,338
3/31/17	11,300	11,766	11,576	11,657	11,364
4/30/17	11,415	11,891	11,597	11,755	11,485
5/31/17	11,248	12,013	11,562	11,697	11,320
6/30/17	11,529	12,121	11,734	11,887	11,607
7/31/17	11,609	12,350	11,889	11,992	11,690
8/31/17	11,487	12,373	11,667	11,807	11,570
9/30/17	11,984	12,675	11,985	12,270	12,074
10/31/17	12,210	12,952	12,082	12,547	12,305
11/30/17	12,725	13,345	12,490	13,009	12,830
12/31/17	12,817	13,478	12,645	13,037	12,927
1/31/18	13,186	14,189	12,935	13,412	13,303
2/28/18	12,507	13,666	12,298	12,817	12,620
3/31/18	12,517	13,392	12,328	12,936	12,635
4/30/18	12,481	13,442	12,389	12,903	12,603
5/31/18	12,912	13,822	12,524	13,435	13,043
6/30/18	13,047	13,912	12,625	13,492	13,183
7/31/18	13,340	14,374	12,968	13,730	13,481
8/31/18	13,756	14,879	13,145	14,168	13,906
9/30/18	13,478	14,903	13,041	14,013	13,629
10/31/18	12,284	13,806	12,101	12,675	12,422
11/30/18	12,653	14,083	12,392	13,071	12,798
12/31/18	11,240	12,772	11,091	11,592	11,372
1/31/19	12,654	13,868	12,232	12,805	12,808
2/28/19	13,192	14,356	12,622	13,348	13,357
3/31/19	12,920	14,566	12,685	13,272	13,084
4/30/19	13,475	15,147	13,103	13,805	13,655
5/31/19	12,213	14,167	12,262	12,705	12,377
6/30/19	13,189	15,162	13,090	13,676	13,370
7/31/19	13,245	15,387	13,198	13,838	13,430
8/31/19	12,595	15,074	12,733	13,258	12,776
9/30/19	13,074	15,338	13,250	13,664	13,267
10/31/19	13,306	15,668	13,321	13,818	13,505
11/30/19	13,710	16,264	13,676	14,229	13,921
12/31/19	14,011	16,734	14,092	14,629	14,233
1/31/20	13,502	16,715	13,818	14,247	13,718
2/29/20	12,071	15,347	12,450	12,895	12,265
3/31/20	8,857	13,236	9,624	10,284	8,996
4/30/20	10,203	14,989	10,909	11,743	10,367
5/31/20	10,783	15,791	11,415	12,602	10,959
6/30/20	10,968	16,152	11,543	12,760	11,154
7/31/20	11,389	17,069	12,089	13,348	11,579
8/31/20	11,937	18,306	12,567	13,817	12,143
9/30/20	11,535	17,639	12,283	13,369	11,738
10/31/20	11,927	17,258	12,397	13,659	12,142
11/30/20	13,915	19,358	14,137	15,609	14,172
12/31/20	14,782	20,229	14,792	16,627	15,056
1/31/21	14,996	20,139	14,758	16,878	15,282
2/28/21	16,288	20,768	15,901	18,025	16,602
3/31/21	17,297	21,513	16,722	18,867	17,640
4/30/21	18,028	22,622	17,531	19,717	18,393
5/31/21	18,283	22,725	17,877	19,755	18,656
6/30/21	17,862	23,285	17,669	19,553	18,232
7/31/21	17,971	23,679	17,778	19,620	18,348
8/31/21	18,363	24,354	18,159	20,003	18,754
9/30/21	17,831	23,262	17,490	19,209	18,217
10/31/21	18,589	24,835	18,422	20,339	18,998
11/30/21	18,253	24,457	17,862	19,742	18,659
12/31/21	19,339	25,420	18,983	20,744	19,775
1/31/22	18,342	23,924	18,173	19,249	18,755
2/28/22	18,720	23,322	18,088	19,463	19,150
3/31/22	18,841	24,078	18,638	19,733	19,280
4/30/22	17,545	21,917	17,530	18,330	17,957
5/31/22	17,914	21,888	17,867	18,467	18,340
6/30/22	15,925	20,057	15,903	16,691	16,307
7/31/22	17,461	21,938	17,271	18,502	17,888
8/31/22	16,949	21,120	16,743	17,928	17,367
9/30/22	15,273	19,161	15,119	16,279	15,652
10/31/22	16,979	20,733	16,547	17,992	17,406
11/30/22	18,057	21,815	17,593	19,093	18,521
12/31/22	16,995	20,537	16,699	18,035	17,437
1/31/23	18,874	21,952	18,048	19,699	19,375
2/28/23	18,476	21,439	17,470	19,342	18,971
3/31/23	17,428	22,012	16,920	18,722	17,899
4/30/23	17,278	22,247	16,921	18,575	17,748
5/31/23	16,745	22,333	16,170	17,982	17,208
6/30/23	18,615	23,858	17,573	19,630	19,139
7/31/23	19,514	24,713	18,338	20,440	20,071
8/31/23	18,924	24,236	17,689	19,848	19,471
9/30/23	17,894	23,082	16,789	18,805	18,415
10/31/23	16,829	22,470	15,958	17,801	17,317
11/30/23	18,434	24,565	17,462	19,316	18,979
12/31/23	20,294	25,868	18,822	20,999	20,911
1/31/24	19,859	26,155	18,485	20,640	20,469
2/29/24	20,563	27,571	19,368	21,866	21,202
3/31/24	21,693	28,460	20,371	23,090	22,373
4/30/24	20,329	27,208	19,305	21,700	20,972
5/31/24	21,107	28,493	19,998	22,652	21,782
6/30/24	20,567	29,375	19,677	22,294	21,227
7/31/24	22,207	29,922	20,866	23,588	22,927
8/31/24	22,007	30,573	21,260	23,570	22,727
9/30/24	22,250	31,205	21,661	23,842	22,983
10/31/24	22,018	30,976	21,388	23,674	22,751
11/30/24	24,145	33,037	22,963	25,760	24,957
12/31/24	22,391	32,027	21,282	23,924	23,154
1/31/25	23,187	33,038	22,031	24,845	23,985
2/28/25	22,459	32,405	21,629	23,765	23,235
3/31/25	21,418	30,515	20,833	22,465	22,164

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	-1.27%	19.32%	7.91%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Value Index	2.27%	16.70%	7.62%
S&P MidCap 400 Index	-2.71%	16.91%	8.43%
WisdomTree U.S. MidCap Index	-0.93%	19.76%	8.28%

Key Fund Statistics

  Total Net Assets$747,398,008
  # of Portfolio Holdings556
  Portfolio Turnover Rate40%
  Investment Advisory Fees Paid$3,046,534

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Fox Corp.	1.1%
Ovintiv, Inc.	0.9%
Walgreens Boots Alliance, Inc.	0.9%
Aptiv PLC	0.9%
Albertsons Cos., Inc.	0.8%
AES Corp.	0.7%
Globe Life, Inc.	0.7%
Bunge Global SA	0.7%
APA Corp.	0.7%
Roivant Sciences Ltd.	0.7%

Sector Breakdown (% of Net Assets)

Financials	20.0%
Consumer Discretionary	17.0%
Industrials	16.2%
Health Care	8.8%
Consumer Staples	7.9%
Information Technology	7.3%
Energy	6.7%
Materials	4.8%
Communication Services	4.0%
Real Estate	3.5%
Other Sectors	3.7%
Other Assets and Liabilities (Net)	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. MidCap Fund

Annual Shareholder Report - March 31, 2025

Ticker: EZM

EZM - 032025

WisdomTree U.S. MidCap Quality Growth Fund

Ticker: QMID

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree U.S. MidCap Quality Growth Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. MidCap Quality Growth Fund	$36	0.38%

How did the Fund perform last year and what affected its performance?

The Fund returned -8.31% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the Russell Mid Cap Growth Index, which returned 3.57% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposure to Health Care, driven by strong stock selection and positive allocation effects.

  Consumer Staples also contributed positively to performance, primarily due to strong stock selection effects.

  Information Technology detracted significantly from performance due to a combination of poor stock selection and negative allocation effects.

  Energy and Industrials were also notable headwinds, each driven by a mix of negative selection and allocation effects.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Russell 1000 Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance January 25, 2024 (inception) through March 31, 2025

	WisdomTree U.S. MidCap Quality Growth Fund $10,306	Russell 1000 Index $11,677	Russell Midcap Growth Index $11,354	Russell Midcap Index $11,312	WisdomTree U.S. Quality Growth MidCap Index $10,315
1/25/24	$10,000	$10,000	$10,000	$10,000	$10,000
1/31/24	$9,976	$9,956	$9,957	$10,008	$9,979
2/29/24	$10,769	$10,494	$10,706	$10,567	$10,772
3/31/24	$11,240	$10,830	$10,962	$11,026	$11,248
4/30/24	$10,370	$10,369	$10,325	$10,430	$10,382
5/31/24	$10,676	$10,857	$10,435	$10,728	$10,689
6/30/24	$10,552	$11,217	$10,610	$10,657	$10,567
7/31/24	$11,075	$11,380	$10,674	$11,159	$11,080
8/31/24	$10,970	$11,650	$10,939	$11,385	$10,961
9/30/24	$11,119	$11,899	$11,304	$11,638	$11,105
10/31/24	$10,994	$11,816	$11,501	$11,576	$10,983
11/30/24	$11,924	$12,576	$13,034	$12,597	$11,919
12/31/24	$10,998	$12,226	$12,224	$11,710	$11,000
1/31/25	$11,425	$12,615	$13,004	$12,209	$11,430
2/28/25	$10,717	$12,394	$12,263	$11,861	$10,726
3/31/25	$10,306	$11,677	$11,354	$11,312	$10,315

Average Annual Total Returns (%)

	1 Year	Since Inception 1/25/24
Fund NAV Returns	-8.31%	2.58%
Russell 1000 Index	7.82%	13.99%
Russell Midcap Growth Index	3.57%	11.32%
Russell Midcap Index	2.59%	10.98%
WisdomTree U.S. Quality Growth MidCap Index	-8.29%	2.66%

Key Fund Statistics

  Total Net Assets$1,265,699
  # of Portfolio Holdings130
  Portfolio Turnover Rate50%
  Investment Advisory Fees Paid$6,797

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

BJ's Wholesale Club Holdings, Inc.	1.5%
Jack Henry & Associates, Inc.	1.4%
Chewy, Inc.	1.3%
Tenet Healthcare Corp.	1.3%
Pilgrim's Pride Corp.	1.3%
TKO Group Holdings, Inc.	1.2%
Paycom Software, Inc.	1.2%
Performance Food Group Co.	1.2%
Pool Corp.	1.2%
Liberty Broadband Corp.	1.2%

Sector Breakdown (% of Net Assets)

Industrials	22.5%
Consumer Discretionary	17.8%
Health Care	13.9%
Information Technology	11.0%
Financials	9.3%
Consumer Staples	8.6%
Energy	8.5%
Materials	5.1%
Communication Services	3.3%
Other Assets and Liabilities (Net)	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. MidCap Quality Growth Fund

Annual Shareholder Report - March 31, 2025

Ticker: QMID

QMID - 032025

WisdomTree U.S. Multifactor Fund

Ticker: USMF

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree U.S. Multifactor Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Multifactor Fund	$29	0.28%

How did the Fund perform last year and what affected its performance?

The Fund returned 8.20% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the S&P 500® Index, which returned 8.25% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Communication Services and Information Technology, driven by strong stock selection effects.

  Consumer Staples also contributed positively to performance, supported by favorable selection and allocation effects.

  Energy, Consumer Discretionary and Industrials detracted from performance due to poor stock selection effects.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P 500 Equal Weight Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance June 29, 2017 (inception) through March 31, 2025

	WisdomTree U.S. Multifactor Fund $	S&P 500 Equal Weight Index $	S&P 500® Index $	Russell 3000 Index $	WisdomTree U.S. Multifactor Index $
6/29/17	10,000	10,000	10,000	10,000	10,000
6/30/17	10,028	10,029	10,016	10,015	10,025
7/31/17	10,234	10,190	10,222	10,204	10,235
8/31/17	10,287	10,095	10,253	10,223	10,285
9/30/17	10,532	10,390	10,465	10,473	10,526
10/31/17	10,726	10,505	10,709	10,701	10,718
11/30/17	11,144	10,907	11,037	11,026	11,136
12/31/17	11,270	11,036	11,160	11,136	11,256
1/31/18	11,811	11,529	11,799	11,723	11,801
2/28/18	11,364	11,028	11,364	11,291	11,357
3/31/18	11,390	10,925	11,075	11,065	11,387
4/30/18	11,520	10,969	11,118	11,107	11,520
5/31/18	11,696	11,125	11,385	11,420	11,698
6/30/18	11,811	11,231	11,456	11,495	11,812
7/31/18	12,142	11,591	11,882	11,876	12,148
8/31/18	12,666	11,823	12,269	12,293	12,676
9/30/18	12,601	11,839	12,339	12,314	12,612
10/31/18	11,789	10,987	11,495	11,407	11,800
11/30/18	11,957	11,290	11,730	11,636	11,970
12/31/18	10,791	10,193	10,671	10,553	10,797
1/31/19	11,575	11,198	11,526	11,458	11,584
2/28/19	11,971	11,610	11,896	11,861	11,983
3/31/19	11,988	11,713	12,127	12,035	12,004
4/30/19	12,360	12,135	12,618	12,515	12,379
5/31/19	11,831	11,298	11,816	11,705	11,847
6/30/19	12,480	12,149	12,649	12,527	12,505
7/31/19	12,650	12,254	12,831	12,714	12,681
8/31/19	12,484	11,873	12,627	12,454	12,517
9/30/19	12,657	12,242	12,864	12,673	12,692
10/31/19	12,823	12,398	13,142	12,946	12,860
11/30/19	13,203	12,818	13,619	13,438	13,246
12/31/19	13,381	13,174	14,030	13,826	13,427
1/31/20	13,414	12,934	14,025	13,811	13,465
2/29/20	12,276	11,772	12,870	12,680	12,323
3/31/20	10,374	9,657	11,281	10,936	10,396
4/30/20	11,776	11,052	12,727	12,385	11,792
5/31/20	12,375	11,572	13,333	13,047	12,397
6/30/20	12,633	11,755	13,598	13,345	12,658
7/31/20	13,272	12,324	14,365	14,103	13,297
8/31/20	13,738	12,874	15,398	15,125	13,768
9/30/20	13,273	12,548	14,812	14,574	13,303
10/31/20	13,048	12,472	14,419	14,260	13,082
11/30/20	14,309	14,255	15,997	15,994	14,352
12/31/20	14,974	14,864	16,612	16,714	15,020
1/31/21	15,110	14,744	16,444	16,640	15,163
2/28/21	15,493	15,640	16,898	17,160	15,549
3/31/21	16,164	16,572	17,638	17,775	16,225
4/30/21	16,583	17,357	18,579	18,691	16,650
5/31/21	16,810	17,690	18,709	18,776	16,881
6/30/21	16,840	17,715	19,145	19,239	16,911
7/31/21	17,106	17,944	19,600	19,565	17,183
8/31/21	17,474	18,372	20,196	20,123	17,559
9/30/21	16,731	17,676	19,257	19,220	16,820
10/31/21	17,437	18,617	20,606	20,519	17,532
11/30/21	16,963	18,144	20,463	20,207	17,061
12/31/21	18,130	19,268	21,380	21,003	18,242
1/31/22	17,382	18,431	20,274	19,767	17,496
2/28/22	17,331	18,273	19,667	19,269	17,445
3/31/22	17,730	18,745	20,397	19,894	17,853
4/30/22	16,832	17,544	18,619	18,109	16,948
5/31/22	17,205	17,719	18,653	18,085	17,336
6/30/22	15,814	16,054	17,113	16,572	15,932
7/31/22	16,698	17,450	18,691	18,126	16,829
8/31/22	16,224	16,838	17,929	17,450	16,353
9/30/22	14,943	15,284	16,277	15,832	15,063
10/31/22	16,562	16,781	17,595	17,130	16,698
11/30/22	17,363	17,905	18,579	18,024	17,508
12/31/22	16,543	17,063	17,508	16,969	16,688
1/31/23	17,273	18,324	18,608	18,138	17,426
2/28/23	16,705	17,719	18,154	17,714	16,857
3/31/23	16,546	17,563	18,821	18,187	16,697
4/30/23	16,537	17,622	19,115	18,381	16,693
5/31/23	16,074	16,955	19,198	18,453	16,228
6/30/23	17,152	18,263	20,466	19,713	17,322
7/31/23	17,573	18,894	21,124	20,419	17,751
8/31/23	17,436	18,298	20,787	20,025	17,618
9/30/23	17,077	17,369	19,796	19,071	17,263
10/31/23	16,708	16,660	19,380	18,566	16,894
11/30/23	18,028	18,183	21,150	20,297	18,144
12/31/23	18,772	19,430	22,111	21,373	18,901
1/31/24	19,308	19,270	22,482	21,610	19,443
2/29/24	20,021	20,072	23,683	22,780	20,170
3/31/24	20,821	20,967	24,445	23,515	20,983
4/30/24	19,756	19,947	23,446	22,480	19,910
5/31/24	20,481	20,509	24,609	23,542	20,650
6/30/24	20,407	20,416	25,492	24,271	20,578
7/31/24	21,224	21,332	25,802	24,722	21,411
8/31/24	21,929	21,864	26,428	25,260	22,127
9/30/24	22,024	22,375	26,992	25,783	22,226
10/31/24	21,992	22,012	26,748	25,594	22,201
11/30/24	23,722	23,425	28,318	27,296	23,955
12/31/24	22,461	21,957	27,643	26,462	22,687
1/31/25	23,306	22,727	28,413	27,297	23,542
2/28/25	23,139	22,588	28,042	26,774	23,372
3/31/25	22,528	21,824	26,462	25,212	22,758

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 6/29/17
Fund NAV Returns	8.20%	16.78%	11.04%
S&P 500 Equal Weight Index	4.09%	17.71%	10.58%
S&P 500® Index	8.25%	18.59%	13.36%
Russell 3000 Index	7.22%	18.18%	12.66%
WisdomTree U.S. Multifactor Index	8.46%	16.97%	11.18%

Key Fund Statistics

  Total Net Assets$370,056,464
  # of Portfolio Holdings201
  Portfolio Turnover Rate109%
  Investment Advisory Fees Paid$930,898

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

VeriSign, Inc.	1.7%
Juniper Networks, Inc.	1.6%
Roper Technologies, Inc.	1.4%
Motorola Solutions, Inc.	1.4%
Teledyne Technologies, Inc.	1.3%
International Business Machines Corp.	1.2%
Cognizant Technology Solutions Corp.	1.2%
CCC Intelligent Solutions Holdings, Inc.	1.2%
Verizon Communications, Inc.	1.2%
AT&T, Inc.	1.1%

Sector Breakdown (% of Net Assets)

Information Technology	29.1%
Financials	14.6%
Health Care	11.0%
Consumer Discretionary	10.5%
Communication Services	9.8%
Industrials	8.3%
Consumer Staples	6.0%
Energy	3.8%
Utilities	2.4%
Real Estate	2.3%
Other Sectors	2.1%
Other Assets and Liabilities (Net)	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. Multifactor Fund

Annual Shareholder Report - March 31, 2025

Ticker: USMF

USMF - 032025

WisdomTree U.S. Quality Dividend Growth Fund

Ticker: DGRW

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree U.S. Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Quality Dividend Growth Fund	$29	0.28%

How did the Fund perform last year and what affected its performance?

The Fund returned 6.39% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the Russell 3000 Index, which returned 7.22% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited significantly from its exposure to Information Technology, driven by strong allocation and stock selection effects.

  Energy also contributed positively to performance, primarily due to favorable allocation effects.

  Industrials, Consumer Discretionary and Consumer Staples were also notable headwinds, each driven by negative stock selection.

  Allocating to the highest-quality companies was detrimental during the period, as lower-quality companies outperformed those with better quality metrics. The first and second quintiles of companies sorted by return-on-equity (ROE) produced negative performance effects, primarily due to stock selection.

  Underweighting the fifth quintile, representing the lowest-quality companies by ROE, was beneficial for performance, but not enough to offset headwinds from the other quintiles.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P 500® Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2025

	WisdomTree U.S. Quality Dividend Growth Fund $	S&P 500® Index $	Russell 3000 Index $	WisdomTree U.S. Quality Dividend Growth Index $
3/31/15	10,000	10,000	10,000	10,000
4/30/15	10,067	10,096	10,045	10,071
5/31/15	10,179	10,226	10,184	10,183
6/30/15	9,965	10,028	10,014	9,973
7/31/15	10,068	10,238	10,181	10,079
8/31/15	9,450	9,620	9,567	9,460
9/30/15	9,269	9,382	9,288	9,279
10/31/15	10,087	10,174	10,021	10,101
11/30/15	10,095	10,204	10,077	10,111
12/31/15	9,881	10,043	9,870	9,897
1/31/16	9,436	9,545	9,313	9,454
2/29/16	9,563	9,532	9,310	9,584
3/31/16	10,225	10,178	9,966	10,252
4/30/16	10,182	10,218	10,028	10,210
5/31/16	10,297	10,401	10,207	10,330
6/30/16	10,379	10,428	10,228	10,414
7/31/16	10,778	10,813	10,634	10,811
8/31/16	10,710	10,828	10,661	10,745
9/30/16	10,685	10,830	10,678	10,724
10/31/16	10,468	10,632	10,447	10,508
11/30/16	10,923	11,026	10,914	10,972
12/31/16	11,063	11,244	11,127	11,114
1/31/17	11,276	11,457	11,337	11,332
2/28/17	11,795	11,912	11,758	11,859
3/31/17	11,860	11,926	11,766	11,927
4/30/17	12,046	12,049	11,891	12,118
5/31/17	12,247	12,218	12,013	12,325
6/30/17	12,345	12,294	12,121	12,424
7/31/17	12,463	12,547	12,350	12,549
8/31/17	12,574	12,586	12,373	12,665
9/30/17	12,888	12,845	12,675	12,983
10/31/17	13,231	13,145	12,952	13,333
11/30/17	13,840	13,548	13,345	13,953
12/31/17	14,043	13,699	13,478	14,164
1/31/18	14,792	14,483	14,189	14,922
2/28/18	14,177	13,949	13,666	14,305
3/31/18	13,752	13,595	13,392	13,880
4/30/18	13,680	13,647	13,442	13,809
5/31/18	14,062	13,976	13,822	14,194
6/30/18	14,040	14,062	13,912	14,177
7/31/18	14,675	14,585	14,374	14,822
8/31/18	15,089	15,060	14,879	15,245
9/30/18	15,276	15,146	14,903	15,435
10/31/18	14,309	14,111	13,806	14,461
11/30/18	14,653	14,398	14,083	14,811
12/31/18	13,310	13,098	12,772	13,451
1/31/19	14,149	14,148	13,868	14,320
2/28/19	14,761	14,602	14,356	14,941
3/31/19	15,024	14,886	14,566	15,205
4/30/19	15,488	15,489	15,147	15,681
5/31/19	14,353	14,504	14,167	14,518
6/30/19	15,349	15,526	15,162	15,534
7/31/19	15,675	15,750	15,387	15,870
8/31/19	15,494	15,500	15,074	15,683
9/30/19	15,946	15,790	15,338	16,156
10/31/19	16,261	16,132	15,668	16,480
11/30/19	16,866	16,718	16,264	17,126
12/31/19	17,242	17,222	16,734	17,501
1/31/20	16,986	17,216	16,715	17,241
2/29/20	15,540	15,798	15,347	15,773
3/31/20	13,895	13,847	13,236	14,097
4/30/20	15,445	15,622	14,989	15,673
5/31/20	16,070	16,366	15,791	16,310
6/30/20	16,378	16,692	16,152	16,627
7/31/20	17,133	17,633	17,069	17,402
8/31/20	18,275	18,900	18,306	18,569
9/30/20	17,911	18,182	17,639	18,204
10/31/20	17,283	17,699	17,258	17,569
11/30/20	19,063	19,636	19,358	19,388
12/31/20	19,627	20,391	20,229	19,964
1/31/21	19,319	20,185	20,139	19,659
2/28/21	19,532	20,742	20,768	19,881
3/31/21	20,876	21,650	21,513	21,258
4/30/21	21,391	22,806	22,622	21,788
5/31/21	21,746	22,965	22,725	22,157
6/30/21	21,905	23,501	23,285	22,322
7/31/21	22,524	24,059	23,679	22,958
8/31/21	22,945	24,791	24,354	23,391
9/30/21	21,707	23,638	23,262	22,133
10/31/21	23,004	25,294	24,835	23,468
11/30/21	22,850	25,119	24,457	23,316
12/31/21	24,423	26,244	25,420	24,929
1/31/22	23,661	24,886	23,924	24,147
2/28/22	23,069	24,141	23,322	23,549
3/31/22	23,665	25,038	24,078	24,167
4/30/22	22,817	22,854	21,917	23,304
5/31/22	22,915	22,896	21,888	23,406
6/30/22	21,454	21,006	20,057	21,916
7/31/22	22,790	22,943	21,938	23,291
8/31/22	22,049	22,007	21,120	22,537
9/30/22	20,285	19,981	19,161	20,732
10/31/22	22,552	21,598	20,733	23,060
11/30/22	23,893	22,805	21,815	24,440
12/31/22	22,869	21,491	20,537	23,398
1/31/23	23,656	22,842	21,952	24,211
2/28/23	23,152	22,284	21,439	23,696
3/31/23	23,734	23,103	22,012	24,302
4/30/23	24,172	23,463	22,247	24,758
5/31/23	23,870	23,565	22,333	24,452
6/30/23	25,497	25,122	23,858	26,125
7/31/23	26,143	25,929	24,713	26,797
8/31/23	25,694	25,516	24,236	26,341
9/30/23	24,384	24,300	23,082	25,002
10/31/23	24,042	23,789	22,470	24,655
11/30/23	25,942	25,961	24,565	26,612
12/31/23	27,138	27,141	25,868	27,857
1/31/24	27,499	27,597	26,155	28,235
2/29/24	28,627	29,070	27,571	29,403
3/31/24	29,544	30,006	28,460	30,352
4/30/24	28,321	28,780	27,208	29,101
5/31/24	29,454	30,207	28,493	30,276
6/30/24	30,370	31,291	29,375	31,225
7/31/24	31,059	31,672	29,922	31,951
8/31/24	31,981	32,440	30,573	32,905
9/30/24	32,498	33,133	31,205	33,448
10/31/24	32,074	32,833	30,976	33,019
11/30/24	33,364	34,760	33,037	34,361
12/31/24	31,745	33,931	32,027	32,699
1/31/25	32,703	34,876	33,038	33,697
2/28/25	32,735	34,421	32,405	33,735
3/31/25	31,432	32,482	30,515	32,397

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	6.39%	17.73%	12.13%
S&P 500® Index	8.25%	18.59%	12.50%
Russell 3000 Index	7.22%	18.18%	11.80%
WisdomTree U.S. Quality Dividend Growth Index	6.74%	18.11%	12.47%

Key Fund Statistics

  Total Net Assets$14,807,720,290
  # of Portfolio Holdings304
  Portfolio Turnover Rate35%
  Investment Advisory Fees Paid$39,685,871

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	7.2%
Exxon Mobil Corp.	5.1%
Apple, Inc.	4.8%
Chevron Corp.	3.2%
Procter & Gamble Co.	3.2%
NVIDIA Corp.	2.9%
Alphabet, Inc.	2.8%
Philip Morris International, Inc.	2.7%
Home Depot, Inc.	2.7%
Merck & Co., Inc.	2.4%

Sector Breakdown (% of Net Assets)

Information Technology	20.3%
Industrials	15.3%
Consumer Staples	13.5%
Health Care	11.5%
Financials	10.9%
Consumer Discretionary	9.6%
Energy	9.3%
Communication Services	6.2%
Materials	2.8%
Utilities	0.2%
Other Sectors	0.2%
Other Assets and Liabilities (Net)	0.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. Quality Dividend Growth Fund

Annual Shareholder Report - March 31, 2025

Ticker: DGRW

DGRW - 032025

WisdomTree U.S. Quality Growth Fund

Ticker: QGRW

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree U.S. Quality Growth Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Quality Growth Fund	$29	0.28%

How did the Fund perform last year and what affected its performance?

The Fund returned 7.06% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the Russell 1000 Growth Index, which returned 7.76% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited modestly from its exposures to Consumer Discretionary and Information Technology, primarily due to favorable allocation effects.

  Health Care detracted significantly from performance due to poor stock selection effects.

  Financials and Industrials were also headwinds, each driven by negative stock selection.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P 500® Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance December 15, 2022 (inception) through March 31, 2025

	WisdomTree U.S. Quality Growth Fund $	S&P 500® Index $	Russell 1000 Growth Index $	WisdomTree U.S. Quality Growth Index $
12/15/22	10,000	10,000	10,000	10,000
12/31/22	9,347	9,617	9,429	9,350
1/31/23	10,406	10,221	10,215	10,409
2/28/23	10,378	9,972	10,093	10,380
3/31/23	11,306	10,338	10,783	11,314
4/30/23	11,474	10,499	10,890	11,480
5/31/23	12,270	10,545	11,386	12,283
6/30/23	13,150	11,241	12,165	13,167
7/31/23	13,620	11,603	12,575	13,642
8/31/23	13,393	11,418	12,462	13,416
9/30/23	12,644	10,873	11,784	12,669
10/31/23	12,413	10,645	11,616	12,441
11/30/23	13,903	11,617	12,882	13,935
12/31/23	14,576	12,145	13,453	14,612
1/31/24	14,963	12,349	13,788	15,002
2/29/24	16,111	13,008	14,729	16,160
3/31/24	16,386	13,427	14,988	16,437
4/30/24	15,632	12,878	14,353	15,685
5/31/24	16,673	13,517	15,212	16,736
6/30/24	17,865	14,002	16,238	17,937
7/31/24	17,466	14,172	15,961	17,542
8/31/24	17,753	14,516	16,294	17,833
9/30/24	18,204	14,826	16,756	18,293
10/31/24	18,188	14,692	16,700	18,278
11/30/24	19,476	15,554	17,783	19,573
12/31/24	19,650	15,183	17,940	19,753
1/31/25	20,026	15,606	18,295	20,133
2/28/25	19,239	15,402	17,638	19,345
3/31/25	17,542	14,535	16,152	17,641

Average Annual Total Returns (%)

	1 Year	Since Inception 12/15/22
Fund NAV Returns	7.06%	27.77%
S&P 500® Index	8.25%	17.69%
Russell 1000 Growth Index	7.76%	23.22%
WisdomTree U.S. Quality Growth Index	7.32%	28.05%

Key Fund Statistics

  Total Net Assets$867,775,509
  # of Portfolio Holdings101
  Portfolio Turnover Rate21%
  Investment Advisory Fees Paid$1,621,998

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Apple, Inc.	11.3%
NVIDIA Corp.	9.7%
Microsoft Corp.	9.3%
Alphabet, Inc.	5.7%
Amazon.com, Inc.	5.4%
Meta Platforms, Inc.	4.6%
Eli Lilly & Co.	3.4%
Broadcom, Inc.	3.4%
Visa, Inc.	3.2%
Tesla, Inc.	2.7%

Sector Breakdown (% of Net Assets)

Information Technology	50.2%
Consumer Discretionary	15.3%
Communication Services	13.0%
Financials	8.9%
Health Care	6.9%
Industrials	3.2%
Energy	1.3%
Consumer Staples	0.6%
Utilities	0.4%
Other Assets and Liabilities (Net)	0.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. Quality Growth Fund

Annual Shareholder Report - March 31, 2025

Ticker: QGRW

QGRW - 032025

WisdomTree U.S. SmallCap Dividend Fund

Ticker: DES

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree U.S. SmallCap Dividend Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. SmallCap Dividend Fund	$38	0.38%

How did the Fund perform last year and what affected its performance?

The Fund returned 0.58% at net asset value (NAV) for the fiscal year ended March 31, 2025, outperforming the Fund's primary comparative benchmark, the Russell 2000 Value Index, which returned -3.12% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Energy driven by strong stock selection effects.

  Health Care and Utilities were also additive due to a mix of positive stock selection and allocation effects.

  Industrials also contributed positively to performance due to strong selection effects.

  Consumer Discretionary detracted significantly from performance due to poor stock selection and negative allocation effects.

  Materials was also a modest headwind, driven by negative stock selection.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Russell 3000 Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2025

	WisdomTree U.S. SmallCap Dividend Fund $	Russell 3000 Index $	Russell 2000 Index $	Russell 2000 Value Index $	WisdomTree U.S. SmallCap Dividend Index $
3/31/15	10,000	10,000	10,000	10,000	10,000
4/30/15	9,782	10,045	9,745	9,786	9,783
5/31/15	9,818	10,184	9,967	9,868	9,820
6/30/15	9,842	10,014	10,042	9,880	9,846
7/31/15	9,635	10,181	9,925	9,608	9,639
8/31/15	9,172	9,567	9,302	9,136	9,175
9/30/15	8,890	9,288	8,845	8,820	8,894
10/31/15	9,481	10,021	9,344	9,314	9,488
11/30/15	9,652	10,077	9,648	9,578	9,662
12/31/15	9,251	9,870	9,163	9,073	9,259
1/31/16	8,738	9,313	8,357	8,464	8,748
2/29/16	9,006	9,310	8,357	8,522	9,017
3/31/16	9,830	9,966	9,024	9,228	9,841
4/30/16	10,054	10,028	9,166	9,423	10,064
5/31/16	10,041	10,207	9,372	9,596	10,052
6/30/16	10,330	10,228	9,366	9,625	10,346
7/31/16	10,842	10,634	9,925	10,145	10,859
8/31/16	10,860	10,661	10,101	10,397	10,881
9/30/16	10,961	10,678	10,213	10,479	10,986
10/31/16	10,527	10,447	9,728	10,134	10,553
11/30/16	11,698	10,914	10,813	11,479	11,734
12/31/16	12,124	11,127	11,116	11,953	12,166
1/31/17	11,969	11,337	11,160	11,868	12,013
2/28/17	12,018	11,758	11,375	12,040	12,061
3/31/17	11,916	11,766	11,390	11,938	11,964
4/30/17	12,092	11,891	11,515	11,985	12,145
5/31/17	11,694	12,013	11,280	11,612	11,746
6/30/17	11,975	12,121	11,670	12,018	12,033
7/31/17	12,115	12,350	11,757	12,094	12,177
8/31/17	11,823	12,373	11,607	11,797	11,884
9/30/17	12,603	12,675	12,332	12,632	12,675
10/31/17	12,693	12,952	12,437	12,649	12,768
11/30/17	13,218	13,345	12,795	13,015	13,300
12/31/17	13,174	13,478	12,744	12,890	13,264
1/31/18	13,151	14,189	13,077	13,049	13,242
2/28/18	12,374	13,666	12,570	12,397	12,458
3/31/18	12,514	13,392	12,733	12,550	12,602
4/30/18	12,749	13,442	12,843	12,768	12,847
5/31/18	13,306	13,822	13,623	13,510	13,415
6/30/18	13,594	13,912	13,720	13,592	13,709
7/31/18	13,801	14,374	13,959	13,832	13,919
8/31/18	14,063	14,879	14,561	14,162	14,188
9/30/18	13,763	14,903	14,211	13,810	13,885
10/31/18	12,733	13,806	12,668	12,574	12,848
11/30/18	12,960	14,083	12,869	12,776	13,080
12/31/18	11,496	12,772	11,340	11,232	11,600
1/31/19	12,767	13,868	12,616	12,461	12,893
2/28/19	13,289	14,356	13,272	12,945	13,431
3/31/19	12,921	14,566	12,994	12,572	13,053
4/30/19	13,252	15,147	13,435	13,047	13,390
5/31/19	12,066	14,167	12,391	11,982	12,186
6/30/19	12,833	15,162	13,266	12,745	12,968
7/31/19	12,926	15,387	13,343	12,765	13,065
8/31/19	12,334	15,074	12,684	12,053	12,469
9/30/19	13,067	15,338	12,948	12,672	13,221
10/31/19	13,262	15,668	13,289	12,979	13,417
11/30/19	13,538	16,264	13,836	13,282	13,705
12/31/19	13,830	16,734	14,235	13,747	14,016
1/31/20	12,921	16,715	13,778	13,006	13,097
2/29/20	11,616	15,347	12,618	11,742	11,773
3/31/20	8,758	13,236	9,877	8,845	8,877
4/30/20	9,903	14,989	11,233	9,936	10,045
5/31/20	10,000	15,791	11,964	10,221	10,148
6/30/20	10,331	16,152	12,387	10,517	10,489
7/31/20	10,539	17,069	12,730	10,734	10,704
8/31/20	10,971	18,306	13,448	11,312	11,155
9/30/20	10,365	17,639	12,998	10,786	10,539
10/31/20	10,660	17,258	13,271	11,172	10,841
11/30/20	12,275	19,358	15,717	13,329	12,495
12/31/20	13,221	20,229	17,076	14,385	13,455
1/31/21	13,499	20,139	17,935	15,141	13,742
2/28/21	14,654	20,768	19,053	16,564	14,923
3/31/21	15,481	21,513	19,245	17,429	15,769
4/30/21	15,879	22,622	19,649	17,782	16,180
5/31/21	16,365	22,725	19,689	18,335	16,682
6/30/21	15,971	23,285	20,071	18,224	16,286
7/31/21	15,760	23,679	19,346	17,572	16,074
8/31/21	16,051	24,354	19,779	18,042	16,376
9/30/21	15,533	23,262	19,196	17,681	15,849
10/31/21	16,088	24,835	20,012	18,355	16,417
11/30/21	15,804	24,457	19,178	17,728	16,129
12/31/21	16,752	25,420	19,607	18,451	17,102
1/31/22	16,125	23,924	17,719	17,375	16,470
2/28/22	16,186	23,322	17,908	17,663	16,544
3/31/22	16,283	24,078	18,131	18,008	16,649
4/30/22	15,206	21,917	16,334	16,611	15,555
5/31/22	15,714	21,888	16,359	16,930	16,075
6/30/22	14,524	20,057	15,013	15,257	14,853
7/31/22	15,652	21,938	16,581	16,734	16,012
8/31/22	14,884	21,120	16,242	16,205	15,234
9/30/22	13,365	19,161	14,685	14,554	13,677
10/31/22	15,162	20,733	16,302	16,386	15,524
11/30/22	15,867	21,815	16,683	16,887	16,247
12/31/22	14,919	20,537	15,600	15,779	15,287
1/31/23	16,342	21,952	17,120	17,284	16,759
2/28/23	16,130	21,439	16,831	16,886	16,551
3/31/23	15,046	22,012	16,027	15,675	15,446
4/30/23	14,688	22,247	15,739	15,284	15,074
5/31/23	14,067	22,333	15,593	14,984	14,449
6/30/23	15,289	23,858	16,861	16,174	15,697
7/31/23	16,287	24,713	17,892	17,394	16,731
8/31/23	15,772	24,236	16,997	16,558	16,207
9/30/23	15,087	23,082	15,996	15,695	15,509
10/31/23	14,413	22,470	14,906	14,759	14,814
11/30/23	15,629	24,565	16,255	16,088	16,081
12/31/23	17,367	25,868	18,241	18,090	17,896
1/31/24	16,678	26,155	17,531	17,268	17,184
2/29/24	16,978	27,571	18,522	17,833	17,491
3/31/24	17,723	28,460	19,186	18,615	18,263
4/30/24	16,725	27,208	17,835	17,428	17,241
5/31/24	17,382	28,493	18,730	18,244	17,933
6/30/24	17,060	29,375	18,557	17,936	17,606
7/31/24	19,086	29,922	20,442	20,122	19,698
8/31/24	18,859	30,573	20,137	19,744	19,476
9/30/24	18,967	31,205	20,277	19,757	19,601
10/31/24	18,721	30,976	19,985	19,448	19,353
11/30/24	20,658	33,037	22,177	21,324	21,360
12/31/24	19,067	32,027	20,345	19,547	19,722
1/31/25	19,247	33,038	20,879	19,948	19,916
2/28/25	18,708	32,405	19,762	19,185	19,360
3/31/25	17,826	30,515	18,417	18,033	18,444

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	0.58%	15.27%	5.95%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2000 Index	-4.01%	13.27%	6.30%
Russell 2000 Value Index	-3.12%	15.31%	6.07%
WisdomTree U.S. SmallCap Dividend Index	0.99%	15.75%	6.31%

Key Fund Statistics

  Total Net Assets$1,851,245,665
  # of Portfolio Holdings589
  Portfolio Turnover Rate28%
  Investment Advisory Fees Paid$7,543,966

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Spire, Inc.	1.2%
Sabra Health Care REIT, Inc.	1.2%
EPR Properties	1.1%
Organon & Co.	1.1%
Western Union Co.	1.0%
Northwestern Energy Group, Inc.	1.1%
Avista Corp.	1.0%
Kinetik Holdings, Inc.	0.9%
Broadstone Net Lease, Inc.	0.9%
TFS Financial Corp.	0.7%

Sector Breakdown (% of Net Assets)

Financials	24.9%
Industrials	14.1%
Consumer Discretionary	13.2%
Real Estate	10.4%
Utilities	9.3%
Energy	7.1%
Materials	5.7%
Consumer Staples	4.9%
Health Care	4.1%
Communication Services	3.1%
Other Sectors	2.9%
Other Assets and Liabilities (Net)	0.3%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. SmallCap Dividend Fund

Annual Shareholder Report - March 31, 2025

Ticker: DES

DES - 032025

WisdomTree U.S. SmallCap Fund

Ticker: EES

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree U.S. SmallCap Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. SmallCap Fund	$38	0.38%

How did the Fund perform last year and what affected its performance?

The Fund returned -1.27% at net asset value (NAV) for the fiscal year ended March 31, 2025, outperforming the Fund's primary comparative benchmark, the Russell 2000 Index, which returned -4.01% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited significantly from its exposures to Financials and Communication Services, driven by a mix of strong allocation and stock selection effects.

  Health Care also contributed positively to performance, primarily due to favorable allocation effects.

  Consumer Discretionary detracted significantly from performance due to poor stock selection and allocation effects.

  Materials and Real Estate were also headwinds, each driven by negative stock selection.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Russell 3000 Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2025

	WisdomTree U.S. SmallCap Fund $	Russell 3000 Index $	Russell 2000 Index $	Russell 2000 Value Index $	WisdomTree U.S. SmallCap Index $
3/31/15	10,000	10,000	10,000	10,000	10,000
4/30/15	9,947	10,045	9,745	9,786	9,947
5/31/15	9,964	10,184	9,967	9,868	9,965
6/30/15	10,037	10,014	10,042	9,880	10,039
7/31/15	9,660	10,181	9,925	9,608	9,660
8/31/15	9,227	9,567	9,302	9,136	9,231
9/30/15	8,767	9,288	8,845	8,820	8,773
10/31/15	9,350	10,021	9,344	9,314	9,358
11/30/15	9,657	10,077	9,648	9,578	9,667
12/31/15	9,063	9,870	9,163	9,073	9,075
1/31/16	8,352	9,313	8,357	8,464	8,364
2/29/16	8,443	9,310	8,357	8,522	8,453
3/31/16	9,236	9,966	9,024	9,228	9,247
4/30/16	9,465	10,028	9,166	9,423	9,472
5/31/16	9,505	10,207	9,372	9,596	9,512
6/30/16	9,509	10,228	9,366	9,625	9,518
7/31/16	10,009	10,634	9,925	10,145	10,020
8/31/16	10,143	10,661	10,101	10,397	10,156
9/30/16	10,274	10,678	10,213	10,479	10,290
10/31/16	9,874	10,447	9,728	10,134	9,891
11/30/16	11,250	10,914	10,813	11,479	11,276
12/31/16	11,778	11,127	11,116	11,953	11,813
1/31/17	11,627	11,337	11,160	11,868	11,662
2/28/17	11,709	11,758	11,375	12,040	11,745
3/31/17	11,712	11,766	11,390	11,938	11,748
4/30/17	11,934	11,891	11,515	11,985	11,975
5/31/17	11,577	12,013	11,280	11,612	11,615
6/30/17	12,014	12,121	11,670	12,018	12,058
7/31/17	12,003	12,350	11,757	12,094	12,045
8/31/17	11,770	12,373	11,607	11,797	11,814
9/30/17	12,781	12,675	12,332	12,632	12,832
10/31/17	12,931	12,952	12,437	12,649	12,985
11/30/17	13,366	13,345	12,795	13,015	13,427
12/31/17	13,257	13,478	12,744	12,890	13,321
1/31/18	13,550	14,189	13,077	13,049	13,618
2/28/18	12,916	13,666	12,570	12,397	12,982
3/31/18	13,128	13,392	12,733	12,550	13,197
4/30/18	13,238	13,442	12,843	12,768	13,315
5/31/18	13,985	13,822	13,623	13,510	14,066
6/30/18	14,281	13,912	13,720	13,592	14,372
7/31/18	14,588	14,374	13,959	13,832	14,683
8/31/18	15,057	14,879	14,561	14,162	15,158
9/30/18	14,748	14,903	14,211	13,810	14,852
10/31/18	13,421	13,806	12,668	12,574	13,514
11/30/18	13,435	14,083	12,869	12,776	13,534
12/31/18	11,937	12,772	11,340	11,232	12,023
1/31/19	13,406	13,868	12,616	12,461	13,503
2/28/19	14,054	14,356	13,272	12,945	14,161
3/31/19	13,484	14,566	12,994	12,572	13,590
4/30/19	14,086	15,147	13,435	13,047	14,200
5/31/19	12,494	14,167	12,391	11,982	12,595
6/30/19	13,458	15,162	13,266	12,745	13,571
7/31/19	13,473	15,387	13,343	12,765	13,588
8/31/19	12,629	15,074	12,684	12,053	12,734
9/30/19	13,425	15,338	12,948	12,672	13,547
10/31/19	13,722	15,668	13,289	12,979	13,848
11/30/19	14,103	16,264	13,836	13,282	14,232
12/31/19	14,554	16,734	14,235	13,747	14,700
1/31/20	13,337	16,715	13,778	13,006	13,466
2/29/20	11,866	15,347	12,618	11,742	11,979
3/31/20	8,513	13,236	9,877	8,845	8,590
4/30/20	10,020	14,989	11,233	9,936	10,111
5/31/20	10,465	15,791	11,964	10,221	10,561
6/30/20	10,830	16,152	12,387	10,517	10,933
7/31/20	11,150	17,069	12,730	10,734	11,262
8/31/20	12,002	18,306	13,448	11,312	12,125
9/30/20	11,433	17,639	12,998	10,786	11,552
10/31/20	11,743	17,258	13,271	11,172	11,867
11/30/20	13,860	19,358	15,717	13,329	14,016
12/31/20	14,959	20,229	17,076	14,385	15,148
1/31/21	15,671	20,139	17,935	15,141	15,882
2/28/21	17,052	20,768	19,053	16,564	17,273
3/31/21	18,196	21,513	19,245	17,429	18,442
4/30/21	18,539	22,622	19,649	17,782	18,795
5/31/21	19,244	22,725	19,689	18,335	19,516
6/30/21	19,058	23,285	20,071	18,224	19,342
7/31/21	18,672	23,679	19,346	17,572	18,951
8/31/21	19,031	24,354	19,779	18,042	19,322
9/30/21	18,715	23,262	19,196	17,681	19,003
10/31/21	19,439	24,835	20,012	18,355	19,748
11/30/21	19,253	24,457	19,178	17,728	19,563
12/31/21	20,096	25,420	19,607	18,451	20,433
1/31/22	18,804	23,924	17,719	17,375	19,127
2/28/22	18,961	23,322	17,908	17,663	19,282
3/31/22	18,761	24,078	18,131	18,008	19,089
4/30/22	17,372	21,917	16,334	16,611	17,679
5/31/22	17,724	21,888	16,359	16,930	18,041
6/30/22	16,156	20,057	15,013	15,257	16,440
7/31/22	17,741	21,938	16,581	16,734	18,060
8/31/22	17,109	21,120	16,242	16,205	17,416
9/30/22	15,426	19,161	14,685	14,554	15,705
10/31/22	17,384	20,733	16,302	16,386	17,719
11/30/22	18,046	21,815	16,683	16,887	18,399
12/31/22	16,849	20,537	15,600	15,779	17,181
1/31/23	18,769	21,952	17,120	17,284	19,156
2/28/23	18,361	21,439	16,831	16,886	18,742
3/31/23	17,165	22,012	16,027	15,675	17,511
4/30/23	16,732	22,247	15,739	15,284	17,071
5/31/23	16,307	22,333	15,593	14,984	16,646
6/30/23	17,893	23,858	16,861	16,174	18,271
7/31/23	19,164	24,713	17,892	17,394	19,581
8/31/23	18,180	24,236	16,997	16,558	18,594
9/30/23	17,288	23,082	15,996	15,695	17,689
10/31/23	16,277	22,470	14,906	14,759	16,658
11/30/23	17,716	24,565	16,255	16,088	18,142
12/31/23	19,952	25,868	18,241	18,090	20,439
1/31/24	18,937	26,155	17,531	17,268	19,404
2/29/24	19,499	27,571	18,522	17,833	19,985
3/31/24	20,156	28,460	19,186	18,615	20,662
4/30/24	18,853	27,208	17,835	17,428	19,332
5/31/24	19,653	28,493	18,730	18,244	20,157
6/30/24	19,118	29,375	18,557	17,936	19,614
7/31/24	21,562	29,922	20,442	20,122	22,131
8/31/24	21,247	30,573	20,137	19,744	21,809
9/30/24	21,362	31,205	20,277	19,757	21,931
10/31/24	21,090	30,976	19,985	19,448	21,662
11/30/24	23,539	33,037	22,177	21,324	24,189
12/31/24	21,925	32,027	20,345	19,547	22,526
1/31/25	22,446	33,038	20,879	19,948	23,063
2/28/25	21,196	32,405	19,762	19,185	21,785
3/31/25	19,900	30,515	18,417	18,033	20,462

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	-1.27%	18.51%	7.12%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2000 Index	-4.01%	13.27%	6.30%
Russell 2000 Value Index	-3.12%	15.31%	6.07%
WisdomTree U.S. SmallCap Index	-0.97%	18.96%	7.42%

Key Fund Statistics

  Total Net Assets$572,929,385
  # of Portfolio Holdings921
  Portfolio Turnover Rate51%
  Investment Advisory Fees Paid$2,396,357

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Brighthouse Financial, Inc.	1.0%
Valaris Ltd.	0.8%
Academy Sports & Outdoors, Inc.	0.7%
BGC Group, Inc.	0.6%
TEGNA, Inc.	0.6%
Visteon Corp.	0.6%
Atkore, Inc.	0.5%
NMI Holdings, Inc.	0.5%
Bread Financial Holdings, Inc.	0.5%
Peabody Energy Corp.	0.5%

Sector Breakdown (% of Net Assets)

Financials	26.9%
Industrials	14.5%
Consumer Discretionary	14.3%
Health Care	10.4%
Information Technology	8.8%
Energy	6.7%
Real Estate	5.5%
Communication Services	3.7%
Consumer Staples	3.2%
Materials	3.2%
Other Sectors	2.7%
Other Assets and Liabilities (Net)	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. SmallCap Fund

Annual Shareholder Report - March 31, 2025

Ticker: EES

EES - 032025

WisdomTree U.S. SmallCap Quality Dividend Growth Fund

Ticker: DGRS

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree U.S. SmallCap Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	$37	0.38%

How did the Fund perform last year and what affected its performance?

The Fund returned -4.18% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the Russell 2000 Index, which returned -4.01% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Information Technology and Financials, both driven by strong stock selection and allocation effects.

  Energy was also additive, primarily due to positive stock selection.

  Consumer Discretionary and Real Estate detracted significantly from performance due to poor stock selection effects and negative allocation effects in each sector.

  Allocating to the highest quality stocks (as measured by return-on-equity (ROE)) was additive during the period, primarily due to a mix of allocation and selection effects.

  Underweighting the lowest quality stocks by ROE was also valuable for performance due to positive allocation effects.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Russell 3000 Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2025

	WisdomTree U.S. SmallCap Quality Dividend Growth Fund $	Russell 3000 Index $	Russell 2000 Index $	WisdomTree U.S. SmallCap Quality Dividend Growth Index $
3/31/15	10,000	10,000	10,000	10,000
4/30/15	9,747	10,045	9,745	9,747
5/31/15	9,764	10,184	9,967	9,763
6/30/15	9,827	10,014	10,042	9,825
7/31/15	9,530	10,181	9,925	9,529
8/31/15	9,139	9,567	9,302	9,138
9/30/15	8,744	9,288	8,845	8,745
10/31/15	9,321	10,021	9,344	9,325
11/30/15	9,504	10,077	9,648	9,508
12/31/15	8,976	9,870	9,163	8,983
1/31/16	8,525	9,313	8,357	8,531
2/29/16	8,752	9,310	8,357	8,759
3/31/16	9,558	9,966	9,024	9,567
4/30/16	9,667	10,028	9,166	9,675
5/31/16	9,591	10,207	9,372	9,599
6/30/16	9,822	10,228	9,366	9,830
7/31/16	10,353	10,634	9,925	10,362
8/31/16	10,506	10,661	10,101	10,520
9/30/16	10,580	10,678	10,213	10,597
10/31/16	10,216	10,447	9,728	10,234
11/30/16	11,421	10,914	10,813	11,445
12/31/16	11,724	11,127	11,116	11,753
1/31/17	11,623	11,337	11,160	11,657
2/28/17	11,521	11,758	11,375	11,557
3/31/17	11,481	11,766	11,390	11,519
4/30/17	11,665	11,891	11,515	11,706
5/31/17	11,349	12,013	11,280	11,392
6/30/17	11,593	12,121	11,670	11,639
7/31/17	11,732	12,350	11,757	11,783
8/31/17	11,236	12,373	11,607	11,288
9/30/17	12,099	12,675	12,332	12,160
10/31/17	12,157	12,952	12,437	12,223
11/30/17	12,680	13,345	12,795	12,750
12/31/17	12,553	13,478	12,744	12,628
1/31/18	12,701	14,189	13,077	12,778
2/28/18	12,079	13,666	12,570	12,155
3/31/18	12,167	13,392	12,733	12,242
4/30/18	12,257	13,442	12,843	12,336
5/31/18	12,817	13,822	13,623	12,902
6/30/18	13,055	13,912	13,720	13,146
7/31/18	13,372	14,374	13,959	13,472
8/31/18	13,718	14,879	14,561	13,825
9/30/18	13,508	14,903	14,211	13,617
10/31/18	12,412	13,806	12,668	12,510
11/30/18	12,631	14,083	12,869	12,734
12/31/18	11,263	12,772	11,340	11,351
1/31/19	12,498	13,868	12,616	12,605
2/28/19	13,153	14,356	13,272	13,271
3/31/19	12,631	14,566	12,994	12,743
4/30/19	13,295	15,147	13,435	13,419
5/31/19	11,967	14,167	12,391	12,084
6/30/19	13,006	15,162	13,266	13,137
7/31/19	13,113	15,387	13,343	13,248
8/31/19	12,387	15,074	12,684	12,517
9/30/19	13,099	15,338	12,948	13,241
10/31/19	13,410	15,668	13,289	13,558
11/30/19	13,787	16,264	13,836	13,945
12/31/19	14,007	16,734	14,235	14,175
1/31/20	13,304	16,715	13,778	13,465
2/29/20	12,081	15,347	12,618	12,227
3/31/20	9,319	13,236	9,877	9,417
4/30/20	10,477	14,989	11,233	10,596
5/31/20	10,867	15,791	11,964	10,994
6/30/20	11,268	16,152	12,387	11,407
7/31/20	11,561	17,069	12,730	11,705
8/31/20	12,043	18,306	13,448	12,201
9/30/20	11,635	17,639	12,998	11,789
10/31/20	12,061	17,258	13,271	12,228
11/30/20	13,927	19,358	15,717	14,123
12/31/20	15,048	20,229	17,076	15,270
1/31/21	15,419	20,139	17,935	15,655
2/28/21	16,680	20,768	19,053	16,938
3/31/21	17,580	21,513	19,245	17,859
4/30/21	17,790	22,622	19,649	18,078
5/31/21	18,284	22,725	19,689	18,587
6/30/21	17,843	23,285	20,071	18,145
7/31/21	17,489	23,679	19,346	17,790
8/31/21	17,738	24,354	19,779	18,049
9/30/21	17,182	23,262	19,196	17,486
10/31/21	17,769	24,835	20,012	18,092
11/30/21	17,471	24,457	19,178	17,794
12/31/21	18,542	25,420	19,607	18,890
1/31/22	17,620	23,924	17,719	17,957
2/28/22	17,462	23,322	17,908	17,804
3/31/22	17,504	24,078	18,131	17,855
4/30/22	16,392	21,917	16,334	16,729
5/31/22	16,982	21,888	16,359	17,339
6/30/22	15,641	20,057	15,013	15,972
7/31/22	17,001	21,938	16,581	17,366
8/31/22	16,015	21,120	16,242	16,361
9/30/22	14,287	19,161	14,685	14,596
10/31/22	16,257	20,733	16,302	16,607
11/30/22	17,175	21,815	16,683	17,551
12/31/22	16,129	20,537	15,600	16,486
1/31/23	18,057	21,952	17,120	18,466
2/28/23	17,810	21,439	16,831	18,216
3/31/23	16,775	22,012	16,027	17,158
4/30/23	16,402	22,247	15,739	16,782
5/31/23	15,745	22,333	15,593	16,112
6/30/23	17,245	23,858	16,861	17,659
7/31/23	18,292	24,713	17,892	18,738
8/31/23	17,639	24,236	16,997	18,073
9/30/23	16,885	23,082	15,996	17,302
10/31/23	15,954	22,470	14,906	16,354
11/30/23	17,427	24,565	16,255	17,871
12/31/23	19,524	25,868	18,241	20,053
1/31/24	19,000	26,155	17,531	19,521
2/29/24	19,654	27,571	18,522	20,201
3/31/24	20,532	28,460	19,186	21,115
4/30/24	19,344	27,208	17,835	19,895
5/31/24	20,283	28,493	18,730	20,869
6/30/24	19,634	29,375	18,557	20,205
7/31/24	21,797	29,922	20,442	22,444
8/31/24	21,326	30,573	20,137	21,967
9/30/24	21,546	31,205	20,277	22,199
10/31/24	21,128	30,976	19,985	21,777
11/30/24	23,537	33,037	22,177	24,266
12/31/24	21,534	32,027	20,345	22,203
1/31/25	21,718	33,038	20,879	22,400
2/28/25	20,862	32,405	19,762	21,521
3/31/25	19,674	30,515	18,417	20,301

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	-4.18%	16.12%	7.00%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 2000 Index	-4.01%	13.27%	6.30%
WisdomTree U.S. SmallCap Quality Dividend Growth Index	-3.85%	16.61%	7.34%

Key Fund Statistics

  Total Net Assets$381,294,709
  # of Portfolio Holdings219
  Portfolio Turnover Rate56%
  Investment Advisory Fees Paid$1,546,023

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Western Union Co.	2.4%
ManpowerGroup, Inc.	2.2%
Patterson Cos., Inc.	2.1%
Archrock, Inc.	2.0%
Victory Capital Holdings, Inc.	1.7%
Insperity, Inc.	1.7%
Federated Hermes, Inc.	1.6%
Polaris, Inc.	1.5%
LCI Industries	1.5%
TEGNA, Inc.	1.3%

Sector Breakdown (% of Net Assets)

Financials	24.2%
Industrials	22.8%
Consumer Discretionary	20.4%
Materials	6.8%
Energy	6.8%
Consumer Staples	6.0%
Health Care	3.9%
Information Technology	3.3%
Communication Services	2.8%
Real Estate	1.8%
Other Sectors	1.0%
Other Assets and Liabilities (Net)	0.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund

Annual Shareholder Report - March 31, 2025

Ticker: DGRS

DGRS - 032025

WisdomTree U.S. SmallCap Quality Growth Fund

Ticker: QSML

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree U.S. SmallCap Quality Growth Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. SmallCap Quality Growth Fund	$37	0.38%

How did the Fund perform last year and what affected its performance?

The Fund returned -6.76% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the Russell 2000 Growth Index, which returned -4.86% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Financials and Health Care, both driven by strong stock selection effects.

  Communication Services also contributed modestly to performance, supported by slightly positive selection effects.

  Consumer Discretionary detracted significantly from performance due to poor stock selection and allocation effects.

  Information Technology and Materials were also notable headwinds, each driven by negative stock selection effects.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Russell 3000 Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance January 25, 2024 (inception) through March 31, 2025

	WisdomTree U.S. SmallCap Quality Growth Fund $	Russell 3000 Index $	Russell 2000 Growth Index $	Russell 2000 Index $	WisdomTree U.S. Quality Growth SmallCap Index $
1/25/24	10,000	10,000	10,000	10,000	10,000
1/31/24	9,907	9,954	9,950	9,927	9,910
2/29/24	10,363	10,493	10,758	10,488	10,369
3/31/24	10,585	10,832	11,059	10,864	10,596
4/30/24	9,915	10,355	10,208	10,099	9,927
5/31/24	10,399	10,844	10,754	10,606	10,418
6/30/24	10,121	11,180	10,736	10,508	10,141
7/31/24	11,069	11,388	11,615	11,575	11,096
8/31/24	10,775	11,636	11,487	11,402	10,803
9/30/24	10,936	11,876	11,639	11,482	10,967
10/31/24	10,662	11,789	11,485	11,316	10,695
11/30/24	11,969	12,574	12,893	12,557	12,010
12/31/24	11,092	12,189	11,838	11,520	11,132
1/31/25	11,395	12,574	12,212	11,822	11,439
2/28/25	10,554	12,333	11,385	11,190	10,599
3/31/25	9,870	11,614	10,522	10,428	9,913

Average Annual Total Returns (%)

	1 Year	Since Inception 1/25/24
Fund NAV Returns	-6.79%	-1.13%
Russell 3000 Index	7.22%	13.47%
Russell 2000 Growth Index	-4.86%	4.39%
Russell 2000 Index	-4.01%	3.61%
WisdomTree U.S. Quality Growth SmallCap Index	-6.45%	-0.74%

Key Fund Statistics

  Total Net Assets$7,315,546
  # of Portfolio Holdings362
  Portfolio Turnover Rate74%
  Investment Advisory Fees Paid$21,828

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Comstock Resources, Inc.	0.9%
Option Care Health, Inc.	0.9%
Nexstar Media Group, Inc.	0.8%
FirstCash Holdings, Inc.	0.8%
Stride, Inc.	0.8%
NewMarket Corp.	0.8%
InterDigital, Inc.	0.8%
Grand Canyon Education, Inc.	0.7%
Box, Inc.	0.7%
Lancaster Colony Corp.	0.7%

Sector Breakdown (% of Net Assets)

Industrials	22.7%
Consumer Discretionary	19.1%
Information Technology	15.8%
Financials	10.1%
Energy	8.6%
Health Care	8.0%
Consumer Staples	6.6%
Communication Services	5.1%
Materials	3.9%
Other Assets and Liabilities (Net)	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. SmallCap Quality Growth Fund

Annual Shareholder Report - March 31, 2025

Ticker: QSML

QSML - 032025

WisdomTree U.S. Total Dividend Fund

Ticker: DTD

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree U.S. Total Dividend Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Total Dividend Fund	$30	0.28%

How did the Fund perform last year and what affected its performance?

The Fund returned 11.16% at net asset value (NAV) for the fiscal year ended March 31, 2025, outperforming the Fund's primary comparative benchmark, the Russell 3000 Value Index, which returned 6.66% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited significantly from its exposures to Information Technology and Health Care, both driven by strong stock selection effects.

  Consumer Staples also contributed positively to performance, supported by favorable allocation effects.

  Financials detracted from performance due to poor allocation and stock selection effects.

  Industrials and Real Estate were also modest headwinds, each driven by negative stock selection.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Russell 3000 Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2025

	WisdomTree U.S. Total Dividend Fund $	Russell 3000 Index $	Russell 3000 Value Index $	WisdomTree U.S. Dividend Index $
3/31/15	10,000	10,000	10,000	10,000
4/30/15	10,100	10,045	10,069	10,104
5/31/15	10,151	10,184	10,187	10,159
6/30/15	9,914	10,014	10,000	9,924
7/31/15	10,018	10,181	10,018	10,031
8/31/15	9,439	9,567	9,429	9,450
9/30/15	9,275	9,288	9,141	9,289
10/31/15	10,002	10,021	9,817	10,021
11/30/15	10,011	10,077	9,874	10,034
12/31/15	9,863	9,870	9,636	9,886
1/31/16	9,532	9,313	9,127	9,554
2/29/16	9,596	9,310	9,129	9,618
3/31/16	10,284	9,966	9,795	10,315
4/30/16	10,335	10,028	10,001	10,368
5/31/16	10,491	10,207	10,158	10,527
6/30/16	10,713	10,228	10,242	10,752
7/31/16	11,022	10,634	10,558	11,064
8/31/16	10,985	10,661	10,653	11,033
9/30/16	10,978	10,678	10,639	11,027
10/31/16	10,751	10,447	10,460	10,801
11/30/16	11,203	10,914	11,117	11,261
12/31/16	11,500	11,127	11,409	11,564
1/31/17	11,575	11,337	11,477	11,642
2/28/17	12,014	11,758	11,870	12,084
3/31/17	11,977	11,766	11,751	12,050
4/30/17	12,020	11,891	11,734	12,095
5/31/17	12,090	12,013	11,694	12,168
6/30/17	12,190	12,121	11,902	12,271
7/31/17	12,369	12,350	12,054	12,457
8/31/17	12,370	12,373	11,902	12,459
9/30/17	12,673	12,675	12,291	12,770
10/31/17	12,865	12,952	12,374	12,966
11/30/17	13,328	13,345	12,752	13,435
12/31/17	13,483	13,478	12,915	13,594
1/31/18	13,923	14,189	13,389	14,039
2/28/18	13,266	13,666	12,747	13,376
3/31/18	13,027	13,392	12,550	13,140
4/30/18	13,056	13,442	12,605	13,172
5/31/18	13,297	13,822	12,730	13,419
6/30/18	13,385	13,912	12,765	13,511
7/31/18	13,871	14,374	13,249	14,007
8/31/18	14,182	14,879	13,454	14,328
9/30/18	14,225	14,903	13,453	14,373
10/31/18	13,541	13,806	12,719	13,685
11/30/18	13,882	14,083	13,086	14,029
12/31/18	12,627	12,772	11,807	12,758
1/31/19	13,607	13,868	12,752	13,754
2/28/19	14,057	14,356	13,165	14,211
3/31/19	14,212	14,566	13,216	14,370
4/30/19	14,694	15,147	13,687	14,858
5/31/19	13,759	14,167	12,791	13,904
6/30/19	14,691	15,162	13,702	14,854
7/31/19	14,889	15,387	13,809	15,059
8/31/19	14,586	15,074	13,379	14,752
9/30/19	15,090	15,338	13,870	15,277
10/31/19	15,335	15,668	14,073	15,534
11/30/19	15,769	16,264	14,501	15,981
12/31/19	16,198	16,734	14,907	16,416
1/31/20	15,882	16,715	14,554	16,095
2/29/20	14,386	15,347	13,145	14,586
3/31/20	12,116	13,236	10,834	12,299
4/30/20	13,519	14,989	12,059	13,722
5/31/20	13,943	15,791	12,469	14,149
6/30/20	14,055	16,152	12,411	14,271
7/31/20	14,556	17,069	12,888	14,776
8/31/20	15,190	18,306	13,430	15,428
9/30/20	14,710	17,639	13,083	14,939
10/31/20	14,356	17,258	12,947	14,589
11/30/20	16,038	19,358	14,734	16,302
12/31/20	16,615	20,229	15,336	16,901
1/31/21	16,460	20,139	15,256	16,745
2/28/21	16,794	20,768	16,213	17,086
3/31/21	17,949	21,513	17,159	18,267
4/30/21	18,589	22,622	17,821	18,920
5/31/21	18,910	22,725	18,247	19,252
6/30/21	18,924	23,285	18,045	19,273
7/31/21	19,299	23,679	18,136	19,662
8/31/21	19,765	24,354	18,504	20,139
9/30/21	18,869	23,262	17,878	19,227
10/31/21	19,937	24,835	18,770	20,315
11/30/21	19,664	24,457	18,110	20,046
12/31/21	20,958	25,420	19,226	21,377
1/31/22	20,651	23,924	18,735	21,071
2/28/22	20,342	23,322	18,550	20,759
3/31/22	20,952	24,078	19,064	21,383
4/30/22	20,030	21,917	17,963	20,445
5/31/22	20,521	21,888	18,311	20,960
6/30/22	18,943	20,057	16,699	19,346
7/31/22	20,060	21,938	17,836	20,493
8/31/22	19,498	21,120	17,303	19,929
9/30/22	17,881	19,161	15,771	18,265
10/31/22	19,863	20,733	17,410	20,315
11/30/22	20,997	21,815	18,464	21,492
12/31/22	20,161	20,537	17,692	20,636
1/31/23	20,855	21,952	18,653	21,354
2/28/23	20,227	21,439	18,009	20,714
3/31/23	20,231	22,012	17,854	20,724
4/30/23	20,480	22,247	18,082	20,987
5/31/23	19,715	22,333	17,403	20,213
6/30/23	20,899	23,858	18,572	21,431
7/31/23	21,635	24,713	19,268	22,195
8/31/23	21,171	24,236	18,724	21,722
9/30/23	20,352	23,082	17,987	20,885
10/31/23	19,834	22,470	17,327	20,352
11/30/23	21,198	24,565	18,648	21,766
12/31/23	22,265	25,868	19,754	22,872
1/31/24	22,433	26,155	19,719	23,052
2/29/24	23,218	27,571	20,442	23,865
3/31/24	24,226	28,460	21,457	24,904
4/30/24	23,232	27,208	20,515	23,883
5/31/24	24,086	28,493	21,182	24,771
6/30/24	24,399	29,375	20,974	25,098
7/31/24	25,424	29,922	22,120	26,161
8/31/24	26,147	30,573	22,660	26,916
9/30/24	26,552	31,205	22,960	27,340
10/31/24	26,466	30,976	22,702	27,256
11/30/24	27,937	33,037	24,188	28,788
12/31/24	26,440	32,027	22,515	27,256
1/31/25	27,317	33,038	23,528	28,161
2/28/25	27,763	32,405	23,576	28,633
3/31/25	26,931	30,515	22,885	27,777

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	11.16%	17.32%	10.41%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 3000 Value Index	6.66%	16.13%	8.63%
WisdomTree U.S. Dividend Index	11.54%	17.70%	10.76%

Key Fund Statistics

  Total Net Assets$1,339,740,599
  # of Portfolio Holdings842
  Portfolio Turnover Rate17%
  Investment Advisory Fees Paid$3,643,629

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

JPMorgan Chase & Co.	3.1%
Microsoft Corp.	2.9%
Apple, Inc.	2.9%
Johnson & Johnson	2.8%
Exxon Mobil Corp.	2.5%
AbbVie, Inc.	2.0%
NVIDIA Corp.	1.9%
Philip Morris International, Inc.	1.8%
Chevron Corp.	1.8%
PepsiCo, Inc.	1.5%

Sector Breakdown (% of Net Assets)

Financials	20.1%
Information Technology	13.1%
Consumer Staples	12.5%
Health Care	12.3%
Industrials	9.2%
Energy	8.3%
Utilities	6.7%
Communication Services	5.8%
Consumer Discretionary	5.1%
Real Estate	4.9%
Other Sectors	1.8%
Other Assets and Liabilities (Net)	0.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. Total Dividend Fund

Annual Shareholder Report - March 31, 2025

Ticker: DTD

DTD - 032025

WisdomTree U.S. Value Fund

Ticker: WTV

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2025

This annual shareholder report contains important information about the WisdomTree U.S. Value Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Value Fund	$13	0.12%

How did the Fund perform last year and what affected its performance?

The Fund returned 10.56% at net asset value (NAV) for the fiscal year ended March 31, 2025, outperforming the Fund's primary comparative benchmark, the Russell 1000 Value Index, which returned 7.18% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited meaningfully from its exposures to Information Technology and Utilities, driven by strong stock selection effects.

  Health Care also contributed positively to performance, supported by favorable allocation and stock selection.

  Energy and Consumer Discretionary detracted from performance due to poor allocation and selection effects.

  Real Estate was also a headwind, primarily due to poor stock selection.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Russell 1000 Index, a broad-based securities market index, and one or more additional indexes that more closely align with the Fund's investment strategy. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2025

	WisdomTree U.S. Value Fund $	Russell 1000 Index $	Russell 1000 Value Index $
3/31/15	10,000	10,000	10,000
4/30/15	9,894	10,071	10,093
5/31/15	10,152	10,203	10,215
6/30/15	10,003	10,011	10,011
7/31/15	10,168	10,204	10,055
8/31/15	9,563	9,590	9,456
9/30/15	9,373	9,328	9,170
10/31/15	9,930	10,082	9,862
11/30/15	9,924	10,116	9,900
12/31/15	9,671	9,934	9,687
1/31/16	9,074	9,399	9,187
2/29/16	9,097	9,396	9,184
3/31/16	9,600	10,050	9,846
4/30/16	9,580	10,105	10,053
5/31/16	9,604	10,282	10,209
6/30/16	9,582	10,305	10,297
7/31/16	9,815	10,698	10,596
8/31/16	9,826	10,712	10,678
9/30/16	9,751	10,720	10,656
10/31/16	9,662	10,511	10,491
11/30/16	10,238	10,926	11,090
12/31/16	10,482	11,131	11,367
1/31/17	10,572	11,355	11,448
2/28/17	10,950	11,794	11,859
3/31/17	10,906	11,802	11,739
4/30/17	11,067	11,927	11,717
5/31/17	11,168	12,079	11,705
6/30/17	11,301	12,163	11,896
7/31/17	11,536	12,404	12,054
8/31/17	11,538	12,443	11,914
9/30/17	11,886	12,708	12,267
10/31/17	12,165	12,999	12,356
11/30/17	12,775	13,396	12,734
12/31/17	12,928	13,545	12,920
1/31/18	13,535	14,289	13,420
2/28/18	12,980	13,764	12,779
3/31/18	12,735	13,452	12,554
4/30/18	12,670	13,497	12,596
5/31/18	12,864	13,842	12,670
6/30/18	12,970	13,931	12,702
7/31/18	13,441	14,412	13,204
8/31/18	13,828	14,909	13,400
9/30/18	13,857	14,965	13,426
10/31/18	12,847	13,906	12,731
11/30/18	13,159	14,189	13,111
12/31/18	11,889	12,897	11,852
1/31/19	13,164	13,978	12,775
2/28/19	13,689	14,451	13,183
3/31/19	13,588	14,703	13,267
4/30/19	14,309	15,296	13,737
5/31/19	13,004	14,322	12,854
6/30/19	13,958	15,327	13,777
7/31/19	14,191	15,565	13,891
8/31/19	13,636	15,280	13,482
9/30/19	14,134	15,545	13,963
10/31/19	14,498	15,874	14,159
11/30/19	15,091	16,474	14,596
12/31/19	15,426	16,950	14,998
1/31/20	14,792	16,968	14,675
2/29/20	13,294	15,582	13,254
3/31/20	10,618	13,523	10,989
4/30/20	12,107	15,310	12,224
5/31/20	12,783	16,117	12,643
6/30/20	12,904	16,474	12,559
7/31/20	13,442	17,438	13,056
8/31/20	13,971	18,718	13,596
9/30/20	13,624	18,034	13,262
10/31/20	13,635	17,599	13,087
11/30/20	15,667	19,672	14,848
12/31/20	16,373	20,503	15,417
1/31/21	16,725	20,334	15,276
2/28/21	17,492	20,924	16,199
3/31/21	18,696	21,716	17,152
4/30/21	19,456	22,885	17,838
5/31/21	19,872	22,993	18,255
6/30/21	19,949	23,569	18,046
7/31/21	20,139	24,059	18,190
8/31/21	20,741	24,755	18,551
9/30/21	19,870	23,618	17,905
10/31/21	20,742	25,257	18,814
11/30/21	20,149	24,918	18,151
12/31/21	21,317	25,927	19,296
1/31/22	20,653	24,466	18,847
2/28/22	20,545	23,794	18,628
3/31/22	20,781	24,597	19,154
4/30/22	19,764	22,405	18,073
5/31/22	20,264	22,371	18,425
6/30/22	18,069	20,497	16,815
7/31/22	19,606	22,406	17,930
8/31/22	19,140	21,546	17,396
9/30/22	17,455	19,552	15,870
10/31/22	19,477	21,120	17,498
11/30/22	20,709	22,263	18,591
12/31/22	19,625	20,968	17,842
1/31/23	21,576	22,374	18,766
2/28/23	21,032	21,842	18,104
3/31/23	20,254	22,533	18,021
4/30/23	20,285	22,812	18,293
5/31/23	19,653	22,918	17,587
6/30/23	21,685	24,466	18,755
7/31/23	22,636	25,307	19,415
8/31/23	22,337	24,865	18,891
9/30/23	21,525	23,696	18,162
10/31/23	20,598	23,123	17,521
11/30/23	22,354	25,283	18,843
12/31/23	23,963	26,531	19,887
1/31/24	24,036	26,901	19,907
2/29/24	24,954	28,354	20,642
3/31/24	26,553	29,263	21,674
4/30/24	25,045	28,018	20,748
5/31/24	26,131	29,337	21,406
6/30/24	25,785	30,308	21,204
7/31/24	27,031	30,749	22,288
8/31/24	27,649	31,478	22,886
9/30/24	28,355	32,151	23,204
10/31/24	28,465	31,926	22,948
11/30/24	31,693	33,982	24,414
12/31/24	29,691	33,034	22,744
1/31/25	30,898	34,086	23,797
2/28/25	30,517	33,490	23,893
3/31/25	29,357	31,551	23,230

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	10.56%	22.55%	11.37%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Value Index	7.18%	16.15%	8.79%

Key Fund Statistics

  Total Net Assets$825,322,343
  # of Portfolio Holdings157
  Portfolio Turnover Rate105%
  Investment Advisory Fees Paid$528,669

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Altria Group, Inc.	1.9%
Jabil, Inc.	1.9%
Fox Corp.	1.5%
General Motors Co.	1.5%
Incyte Corp.	1.4%
Equitable Holdings, Inc.	1.3%
Chevron Corp.	1.3%
Carlisle Cos., Inc.	1.3%
Unum Group	1.3%
Bank of New York Mellon Corp.	1.3%

Sector Breakdown (% of Net Assets)

Financials	26.9%
Health Care	12.3%
Consumer Discretionary	11.6%
Consumer Staples	10.3%
Information Technology	9.4%
Energy	8.4%
Industrials	7.0%
Communication Services	5.7%
Materials	4.6%
Utilities	2.6%
Other Sectors	1.1%
Other Assets and Liabilities (Net)	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. Value Fund

Annual Shareholder Report - March 31, 2025

Ticker: WTV

WTV - 032025

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The Registrant, as of the end of the period covered by the Shareholder Reports, has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by the Shareholder Reports, to a provision of the Code, and that relates to any element of the Code description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the Code that relates to one or more of the items set forth in paragraph (d) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees (the “Board”) has determined that the Registrant has at least one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its Audit Committee. The Board has designated David Chrencik, the Chair of the Audit Committee, as the Audit Committee financial expert. Mr. Chrencik is “independent” as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $1,124,801 for the fiscal year ended March 31, 2025 and $1,066,503 for the fiscal year ended March 31, 2024.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2025 and $0 for the fiscal year ended March 31, 2024.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for service fees for analysis of potential Passive Foreign Investment Companies, tax compliance, tax advice, and tax planning were $568,047 for the fiscal year ended March 31, 2025 and $607,479 for the fiscal year ended March 31, 2024.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended March 31, 2025 and $0 for the fiscal year ended March 31, 2024.

(e)(1)	Disclose the Audit Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee’s pre-approval policy and procedures provide:

The Audit Committee may pre-approve any Audit Service and any non-Audit Service that is not a prohibited non-Audit Service (collectively, “Permissible Audit and Non-Audit Services”). In addition, the Audit Committee may determine that one or more non-Audit Services not specifically prohibited by the SEC should nonetheless be treated as prohibited because such Services may impair the independence of the independent auditor in fact or appearance.

Permissible Audit and Non-Audit Services may include Audit-Related Services. Audit-Related Services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Permissible Audit and Non-Audit Services also may include Tax Services that the Audit Committee believes the independent auditor is best positioned to provide to the Funds. The Audit Committee, however, will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code of 1986, as amended, and related regulations.

The term of any pre-approval is 12 months from the date of such pre-approval unless the Audit Committee specifically pre-approves a different term.

Subject to certain limitations described in this Section, the Audit Committee has delegated its authority and responsibility to pre-approve Permissible Audit and Non-Audit Services to the Audit Committee Chairperson or, if the Audit Committee Chairperson is not available, a subcommittee of one or more Audit Committee members. Pursuant to such delegated authority, the Audit Committee Chairperson or other Audit Committee delegate may pre-approve any proposed Permissible Audit or Non-Audit Services that in the aggregate do not exceed $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis. Such delegated authority is intended to be exercised primarily in connection with time-sensitive requests for the pre-approval of proposed Permissible Audit or Non-Audit Services that arise between regular meetings of the Audit Committee.

Any Permissible Audit or Non-Audit Services pre-approved pursuant to delegated authority will be reported, for informational purposes only, to the Audit Committee at its next regularly scheduled meeting. This policy does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to the Adviser.

Any request for the pre-approval of Permissible Audit and Non-Audit Services to be provided by the independent auditor shall be discussed with the WisdomTree Fund Accounting and Administration group prior to its presentation to the Audit Committee. If such request is to be pre-approved pursuant to delegated authority, the independent auditor shall submit a completed “Independent Audit Firm Audit and Non-Audit Services Pre-Approval Request” Form (the “Request Form”) to the WisdomTree Fund Accounting and Administration group prior to the submission of the request to the Audit Committee Chairperson or other Audit Committee delegate. The Request Form should include a detailed description of the services proposed to be rendered together with information related to proposed or estimated fees and the independent auditor’s conclusion regarding the effect of its provision of such services on its independence.

The WisdomTree Fund Accounting and Administration group will consider each such request and confirm that the proposed services constitute Permissible Audit and Non-Audit Services. The WisdomTree Fund Accounting and Administration group will then notify the Audit Committee Chairperson (or Audit Committee delegate, if appropriate) of its findings and confirmations and provide any related recommendations.

Any pre-approval of Permissible Audit and Non-Audit Services by the Audit Committee or its delegate will be documented either in the minutes of the relevant Audit Committee Meeting if the pre-approval is carried out by the Audit Committee, or by the WisdomTree Fund Accounting and Administration group with such documentation to be maintained together with the relevant Request Form if the pre-approval is carried out by the Audit Committee Chairperson or other Audit Committee delegate pursuant to delegated authority. Any Permissible Audit or Non-Audit Services pre-approved pursuant to delegated authority will be reported, for informational purposes only, to the Audit Committee at its next regularly scheduled meeting.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item 4 that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than 50%.

(g)	The aggregate non-audit fees billed by the Registrant's principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $568,047 for the fiscal year ended March 31, 2025 and $607,479 for the fiscal year ended March 31, 2024.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)A of the Exchange Act. The Registrant’s Audit Committee members are David Chrencik, Philip Goff, Melinda Raso Kirstein, and Victor Ugolyn.

(b)       Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period (i.e., March 31, 2025) is included under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements, including the financial highlights, are attached herewith.

WisdomTree Trust

Annual Financial Statements and Other Information

March 31, 2025

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

WisdomTree U.S. High Dividend Fund (DHS)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

WisdomTree U.S. LargeCap Fund (EPS)

WisdomTree U.S. MidCap Dividend Fund (DON)

WisdomTree U.S. MidCap Fund (EZM)

WisdomTree U.S. MidCap Quality Growth Fund (QMID)

WisdomTree U.S. Multifactor Fund (USMF)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. Quality Growth Fund (QGRW)

WisdomTree U.S. SmallCap Dividend Fund (DES)

WisdomTree U.S. SmallCap Fund (EES)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree U.S. SmallCap Quality Growth Fund (QSML)

WisdomTree U.S. Total Dividend Fund (DTD)

WisdomTree U.S. Value Fund (WTV)

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Trust.

(This page intentionally left blank.)

Schedule of Investments WisdomTree U.S. AI Enhanced Value Fund (AIVL) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 99.3%
United States – 98.9%
Aerospace & Defense – 8.5%
Curtiss-Wright Corp.	13,031	$4,134,345
HEICO Corp.	5,069	1,354,386
Hexcel Corp.	24,387	1,335,432
Howmet Aerospace, Inc.	65,920	8,551,802
L3Harris Technologies, Inc.	11,234	2,351,388
RTX Corp.	83,610	11,074,981
Textron, Inc.	54,240	3,918,840
Total Aerospace & Defense		32,721,174
Air Freight & Logistics – 0.2%
United Parcel Service, Inc., Class B	8,461	930,625
Automobile Components – 0.5%
BorgWarner, Inc.	33,007	945,650
Gentex Corp.	45,336	1,056,329
Total Automobile Components		2,001,979
Banks – 6.5%
Bank of America Corp.	205,651	8,581,816
U.S. Bancorp	232,620	9,821,216
Wells Fargo & Co.	92,488	6,639,714
Total Banks		25,042,746
Beverages – 2.6%
Coca-Cola Co.	84,781	6,072,015
Keurig Dr. Pepper, Inc.	114,612	3,922,023
Total Beverages		9,994,038
Broadline Retail – 0.4%
Macy’s, Inc.	133,464	1,676,308
Capital Markets – 9.7%
CME Group, Inc.	43,870	11,638,272
FactSet Research Systems, Inc.	10,973	4,988,765
Intercontinental Exchange, Inc.	76,750	13,239,375
Nasdaq, Inc.	101,608	7,707,983
Total Capital Markets		37,574,395
Chemicals – 3.0%
Ashland, Inc.	16,156	957,889
Dow, Inc.	25,783	900,343
DuPont de Nemours, Inc.	12,585	939,848
Element Solutions, Inc.	127,135	2,874,522
PPG Industries, Inc.	42,002	4,592,919
RPM International, Inc.	10,424	1,205,848
Total Chemicals		11,471,369
Commercial Services & Supplies – 0.3%
Rollins, Inc.	22,214	1,200,222
Containers & Packaging – 0.2%
Amcor PLC(a)	99,451	964,675
Distributors – 0.4%
LKQ Corp.	34,803	1,480,520
Investments	Shares	Value
Electric Utilities – 2.5%
Exelon Corp.	44,331	$2,042,772
FirstEnergy Corp.	25,345	1,024,445
PG&E Corp.	328,970	5,651,705
PPL Corp.	28,764	1,038,668
Total Electric Utilities		9,757,590
Electronic Equipment, Instruments & Components – 3.0%
Teledyne Technologies, Inc.*	23,378	11,635,464
Entertainment – 0.6%
ROBLOX Corp., Class A*	41,782	2,435,473
Financial Services – 1.0%
Berkshire Hathaway, Inc., Class B*	5,028	2,677,812
Jack Henry & Associates, Inc.	5,662	1,033,881
Total Financial Services		3,711,693
Ground Transportation – 2.6%
CSX Corp.	245,623	7,228,685
Union Pacific Corp.	11,719	2,768,497
Total Ground Transportation		9,997,182
Health Care Equipment & Supplies – 6.7%
Abbott Laboratories	41,748	5,537,872
Becton Dickinson & Co.	6,616	1,515,461
Boston Scientific Corp.*	38,839	3,918,078
GE HealthCare Technologies, Inc.	14,171	1,143,741
Hologic, Inc.*	56,524	3,491,488
Medtronic PLC	104,893	9,425,685
Zimmer Biomet Holdings, Inc.	9,419	1,066,043
Total Health Care Equipment & Supplies		26,098,368
Health Care Providers & Services – 1.4%
Centene Corp.*	73,212	4,444,701
Premier, Inc., Class A(a)	54,050	1,042,084
Total Health Care Providers & Services		5,486,785
Health Care REITs – 0.4%
Medical Properties Trust, Inc.(a)	224,709	1,354,995
Hotels, Restaurants & Leisure – 0.8%
Airbnb, Inc., Class A*	15,560	1,858,798
Wendy’s Co.	89,932	1,315,705
Total Hotels, Restaurants & Leisure		3,174,503
Household Products – 1.6%
Colgate-Palmolive Co.	10,779	1,009,992
Kimberly-Clark Corp.	22,721	3,231,381
Procter & Gamble Co.	5,652	963,214
Reynolds Consumer Products, Inc.	40,139	957,716
Total Household Products		6,162,303
Industrial Conglomerates – 1.5%
Honeywell International, Inc.	28,302	5,992,949
Industrial REITs – 0.6%
First Industrial Realty Trust, Inc.	42,118	2,272,687

See Notes to Financial Statements.

WisdomTree Trust    1

Schedule of Investments (continued) WisdomTree U.S. AI Enhanced Value Fund (AIVL) March 31, 2025
Investments	Shares	Value
Insurance – 5.8%
Brown & Brown, Inc.	74,541	$9,272,900
Everest Group Ltd.	2,781	1,010,421
Lincoln National Corp.	83,518	2,999,131
Marsh & McLennan Cos., Inc.	11,253	2,746,070
Old Republic International Corp.	26,906	1,055,253
Reinsurance Group of America, Inc.	19,868	3,912,009
Ryan Specialty Holdings, Inc.	19,171	1,416,162
Total Insurance		22,411,946
IT Services – 0.3%
DXC Technology Co.*	72,958	1,243,934
Life Sciences Tools & Services – 3.7%
Agilent Technologies, Inc.	41,814	4,891,402
Bio-Techne Corp.	15,913	932,979
Danaher Corp.	22,703	4,654,115
Fortrea Holdings, Inc.*	70,948	535,657
QIAGEN NV	54,729	2,197,369
Thermo Fisher Scientific, Inc.	1,964	977,287
Total Life Sciences Tools & Services		14,188,809
Machinery – 5.8%
CNH Industrial NV	146,152	1,794,747
Donaldson Co., Inc.	30,597	2,051,835
Fortive Corp.	141,362	10,344,871
IDEX Corp.	5,057	915,165
Ingersoll Rand, Inc.	18,710	1,497,361
Otis Worldwide Corp.	55,027	5,678,787
Total Machinery		22,282,766
Media – 2.5%
Comcast Corp., Class A	259,981	9,593,299
Mortgage Real Estate Investment Trusts (REITs) – 0.3%
Rithm Capital Corp.	91,811	1,051,236
Multi-Utilities – 7.0%
CenterPoint Energy, Inc.	278,531	10,091,178
Consolidated Edison, Inc.	10,314	1,140,625
NiSource, Inc.	296,065	11,869,246
Sempra	55,531	3,962,692
Total Multi-Utilities		27,063,741
Oil, Gas & Consumable Fuels – 6.1%
Antero Midstream Corp.	314,971	5,669,478
Exxon Mobil Corp.	130,431	15,512,159
Occidental Petroleum Corp.	50,392	2,487,349
Total Oil, Gas & Consumable Fuels		23,668,986
Semiconductors & Semiconductor Equipment – 0.6%
Amkor Technology, Inc.	73,136	1,320,836
Intel Corp.	49,734	1,129,459
Total Semiconductors & Semiconductor Equipment		2,450,295
Software – 4.7%
Bentley Systems, Inc., Class B	61,294	2,411,306
Datadog, Inc., Class A*	12,772	1,267,110
Investments	Shares	Value
Dropbox, Inc., Class A*	65,778	$1,756,931
Roper Technologies, Inc.	21,804	12,855,202
Total Software		18,290,549
Specialized REITs – 3.0%
American Tower Corp.	4,779	1,039,910
National Storage Affiliates Trust	82,033	3,232,100
SBA Communications Corp.	15,471	3,403,775
Weyerhaeuser Co.	133,014	3,894,650
Total Specialized REITs		11,570,435
Technology Hardware, Storage & Peripherals – 1.9%
Hewlett Packard Enterprise Co.	324,293	5,003,841
HP, Inc.	81,662	2,261,221
Total Technology Hardware, Storage & Peripherals		7,265,062
Textiles, Apparel & Luxury Goods – 0.2%
NIKE, Inc., Class B	15,002	952,327
Tobacco – 1.7%
Altria Group, Inc.	110,422	6,627,528
Water Utilities – 0.3%
Essential Utilities, Inc.	27,239	1,076,758
Total United States		382,875,714
Brazil – 0.4%
Capital Markets – 0.4%
XP, Inc., Class A	112,896	1,552,320
TOTAL COMMON STOCKS (Cost: $369,117,444)		384,428,034
EXCHANGE-TRADED FUND – 0.2%
United States – 0.2%
iShares Russell 1000 Value ETF (Cost: $845,774)	4,459	839,005
MUTUAL FUND – 0.4%
United States – 0.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(b) (Cost: $1,396,005)	1,396,005	1,396,005
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
United States – 0.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(b) (Cost: $3,241,544)	3,241,544	3,241,544
TOTAL INVESTMENTS IN SECURITIES – 100.7% (Cost: $374,600,767)		389,904,588
Other Liabilities less Assets – (0.7)%		(2,721,989)
NET ASSETS – 100.0%		$387,182,599

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,144,545 and the total market value of the collateral held by the Fund was $3,241,544.

(b)  Rate shown represents annualized 7-day yield as of March 31, 2025.

See Notes to Financial Statements.

2    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree U.S. AI Enhanced Value Fund (AIVL) March 31, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$384,428,034	$—	$—	$384,428,034
Exchange-Traded Fund	839,005	—	—	839,005
Mutual Fund	—	1,396,005	—	1,396,005
Investment of Cash Collateral for Securities Loaned	—	3,241,544	—	3,241,544
Total Investments in Securities	$385,267,039	$4,637,549	$—	$389,904,588

See Notes to Financial Statements.

WisdomTree Trust    3

Schedule of Investments WisdomTree U.S. High Dividend Fund (DHS) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 99.6%
United States – 99.4%
Aerospace & Defense – 0.0%
National Presto Industries, Inc.	3,732	$328,080
Park Aerospace Corp.	9,598	129,093
Total Aerospace & Defense		457,173
Automobile Components – 0.4%
Dana, Inc.	64,089	854,306
LCI Industries	14,078	1,230,840
Lear Corp.	26,582	2,345,064
Standard Motor Products, Inc.	11,319	282,183
Total Automobile Components		4,712,393
Banks – 10.2%
Arrow Financial Corp.	8,350	219,522
Associated Banc-Corp.	89,866	2,024,681
Atlantic Union Bankshares Corp.	49,415	1,538,783
Bank of Hawaii Corp.	21,548	1,486,166
Bank of Marin Bancorp	9,325	205,803
Bank OZK	56,829	2,469,220
Bar Harbor Bankshares	9,289	274,026
BCB Bancorp, Inc.	6,757	66,624
Brookline Bancorp, Inc.	43,202	470,902
Burke & Herbert Financial Services Corp.	7,438	417,346
Camden National Corp.	8,351	337,965
Capitol Federal Financial, Inc.	66,772	373,923
Central Pacific Financial Corp.	15,956	431,450
Citigroup, Inc.	282,980	20,088,750
Citizens & Northern Corp.	7,746	155,850
Citizens Financial Group, Inc.	110,057	4,509,035
Columbia Banking System, Inc.	105,071	2,620,471
Comerica, Inc.	51,040	3,014,422
Community Trust Bancorp, Inc.	11,262	567,154
CVB Financial Corp.	73,668	1,359,911
Farmers National Banc Corp.	22,158	289,162
Fifth Third Bancorp	136,164	5,337,629
Financial Institutions, Inc.	8,452	210,962
First Bancorp, Inc.	6,320	156,230
First Busey Corp.	32,417	700,207
First Financial Bancorp	56,197	1,403,801
First Financial Corp.	7,025	344,085
First Hawaiian, Inc.	71,599	1,749,880
First Interstate BancSystem, Inc., Class A	58,240	1,668,576
First Merchants Corp.	33,744	1,364,607
First of Long Island Corp.	14,719	181,780
Flushing Financial Corp.	8,470	107,569
Fulton Financial Corp.	100,948	1,826,149
Hanmi Financial Corp.	15,943	361,268
HBT Financial, Inc.	19,245	431,281
Heritage Commerce Corp.	32,962	313,798
Heritage Financial Corp.	21,271	517,523
Hope Bancorp, Inc.	66,654	697,867
Investments	Shares	Value
Horizon Bancorp, Inc.	25,678	$387,224
Huntington Bancshares, Inc.	333,812	5,010,518
Independent Bank Corp.	22,578	1,414,512
Kearny Financial Corp.	30,749	192,489
LCNB Corp.	5,381	79,585
Linkbancorp, Inc.	16,421	111,334
Mercantile Bank Corp.	9,597	416,894
Midland States Bancorp, Inc.	11,897	203,677
MidWestOne Financial Group, Inc.	10,388	307,589
MVB Financial Corp.	5,425	93,961
National Bankshares, Inc.	2,647	70,490
Northfield Bancorp, Inc.	27,863	303,985
Northrim BanCorp, Inc.	3,188	233,425
Northwest Bancshares, Inc.	70,021	841,652
Norwood Financial Corp.	4,869	117,684
OceanFirst Financial Corp.	30,658	521,493
Pacific Premier Bancorp, Inc.	43,242	921,919
Parke Bancorp, Inc.	8,240	155,242
PCB Bancorp	8,916	166,818
Penns Woods Bancorp, Inc.	2,681	74,827
Peoples Bancorp, Inc.	20,340	603,284
Peoples Financial Services Corp.	4,685	208,342
PNC Financial Services Group, Inc.	62,601	11,003,378
Primis Financial Corp.	18,271	178,508
Princeton Bancorp, Inc.	1,859	56,792
Provident Financial Services, Inc.	70,630	1,212,717
Regions Financial Corp.	224,325	4,874,582
S&T Bancorp, Inc.	21,586	799,761
Sandy Spring Bancorp, Inc.	23,922	668,620
Shore Bancshares, Inc.	19,188	259,806
Sierra Bancorp	9,705	270,575
Simmons First National Corp., Class A	69,086	1,418,336
Southside Bancshares, Inc.	16,802	486,586
Tompkins Financial Corp.	8,448	532,055
Truist Financial Corp.	299,255	12,314,343
TrustCo Bank Corp.	9,213	280,812
U.S. Bancorp	294,301	12,425,388
United Bankshares, Inc.	66,054	2,290,092
Valley National Bancorp	287,637	2,557,093
Virginia National Bankshares Corp.	2,190	79,015
Washington Trust Bancorp, Inc.	10,100	311,686
WesBanco, Inc.	48,400	1,498,464
West BanCorp, Inc.	9,289	185,223
Total Banks		126,435,154
Beverages – 3.8%
PepsiCo, Inc.	310,989	46,629,691
Biotechnology – 9.6%
AbbVie, Inc.	291,909	61,160,774
Amgen, Inc.	81,594	25,420,611
Gilead Sciences, Inc.	288,847	32,365,306
Total Biotechnology		118,946,691

See Notes to Financial Statements.

4    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. High Dividend Fund (DHS) March 31, 2025
Investments	Shares	Value
Broadline Retail – 0.5%
Dillard’s, Inc., Class A	6,720	$2,406,633
Macy’s, Inc.(a)	151,175	1,898,758
Nordstrom, Inc.	84,697	2,070,842
Total Broadline Retail		6,376,233
Building Products – 0.0%
Insteel Industries, Inc.	10,002	263,053
Capital Markets – 3.7%
Blue Owl Capital, Inc.	155,900	3,124,236
Bridge Investment Group Holdings, Inc., Class A	20,429	195,710
CME Group, Inc.	101,829	27,014,215
Diamond Hill Investment Group, Inc.	1,369	195,548
GCM Grosvenor, Inc., Class A(a)	24,777	327,800
Lazard, Inc.	50,605	2,191,197
Moelis & Co., Class A	34,845	2,033,554
State Street Corp.	60,391	5,406,806
T Rowe Price Group, Inc.	54,996	5,052,483
Virtus Investment Partners, Inc.	3,945	679,960
Total Capital Markets		46,221,509
Chemicals – 0.7%
Eastman Chemical Co.	34,930	3,077,682
FMC Corp.	53,385	2,252,313
Huntsman Corp.	93,625	1,478,339
Scotts Miracle-Gro Co.	31,510	1,729,584
Total Chemicals		8,537,918
Commercial Services & Supplies – 0.1%
ACCO Brands Corp.	51,041	213,862
CompX International, Inc.(a)	6,025	124,838
Deluxe Corp.	23,857	377,179
Ennis, Inc.	12,577	252,672
Matthews International Corp., Class A	15,836	352,193
NL Industries, Inc.	19,270	152,233
Total Commercial Services & Supplies		1,472,977
Consumer Finance – 0.3%
Navient Corp.	57,733	729,168
OneMain Holdings, Inc.	66,578	3,254,333
Regional Management Corp.	5,239	157,746
Total Consumer Finance		4,141,247
Consumer Staples Distribution & Retail – 0.8%
SpartanNash Co.	17,546	355,482
Target Corp.	83,125	8,674,925
Village Super Market, Inc., Class A	7,277	276,599
Total Consumer Staples Distribution & Retail		9,307,006
Containers & Packaging – 0.8%
Greif, Inc., Class B	12,148	720,133
International Paper Co.	80,842	4,312,921
Myers Industries, Inc.	19,663	234,580
Investments	Shares	Value
Pactiv Evergreen, Inc.	90,154	$1,623,673
Sonoco Products Co.	53,995	2,550,724
Total Containers & Packaging		9,442,031
Diversified REITs – 0.1%
Alexander & Baldwin, Inc.	2,597	44,746
American Assets Trust, Inc.	1,449	29,183
Armada Hoffler Properties, Inc.	4,316	32,413
Broadstone Net Lease, Inc.	11,100	189,144
CTO Realty Growth, Inc.(a)	410	7,917
Essential Properties Realty Trust, Inc.	11,131	363,316
One Liberty Properties, Inc.	2,368	62,207
WP Carey, Inc.	9,386	592,351
Total Diversified REITs		1,321,277
Diversified Telecommunication Services – 3.7%
AT&T, Inc.	1,533,658	43,371,848
ATN International, Inc.	8,486	172,351
Cogent Communications Holdings, Inc.	26,546	1,627,535
Total Diversified Telecommunication Services		45,171,734
Electric Utilities – 7.1%
Alliant Energy Corp.	19,662	1,265,250
American Electric Power Co., Inc.	122,013	13,332,360
Duke Energy Corp.	175,152	21,363,289
Edison International	81,001	4,772,579
Entergy Corp.	46,738	3,995,632
Evergy, Inc.	47,807	3,296,293
Eversource Energy	45,514	2,826,874
Exelon Corp.	147,597	6,801,270
FirstEnergy Corp.	79,664	3,220,019
OGE Energy Corp.	30,461	1,399,988
Pinnacle West Capital Corp.	19,026	1,812,226
Portland General Electric Co.	7,194	320,852
PPL Corp.	72,255	2,609,128
Southern Co.	224,101	20,606,087
TXNM Energy, Inc.	3,108	166,216
Total Electric Utilities		87,788,063
Electronic Equipment, Instruments & Components – 0.0%
Methode Electronics, Inc.	18,199	116,110
Energy Equipment & Services – 0.0%
Atlas Energy Solutions, Inc.(a)	4,874	86,952
Kodiak Gas Services, Inc.	4,558	170,014
Patterson-UTI Energy, Inc.	21,315	175,209
Total Energy Equipment & Services		432,175
Financial Services – 0.5%
Alerus Financial Corp.	13,368	246,773
HA Sustainable Infrastructure Capital, Inc.(a)	64,325	1,880,863
NewtekOne, Inc.	16,112	192,699
TFS Financial Corp.	159,233	1,972,897
UWM Holdings Corp.	54,060	295,168

See Notes to Financial Statements.

WisdomTree Trust    5

Schedule of Investments (continued) WisdomTree U.S. High Dividend Fund (DHS) March 31, 2025
Investments	Shares	Value
Waterstone Financial, Inc.	10,768	$144,830
Western Union Co.	188,615	1,995,547
Total Financial Services		6,728,777
Food Products – 3.6%
Archer-Daniels-Midland Co.	116,110	5,574,441
Cal-Maine Foods, Inc.	24,731	2,248,048
Campbell Soup Co.	89,732	3,582,101
Conagra Brands, Inc.	166,988	4,453,570
Flowers Foods, Inc.	115,811	2,201,567
General Mills, Inc.	117,354	7,016,596
Hershey Co.	30,242	5,172,289
Hormel Foods Corp.	144,491	4,470,551
J M Smucker Co.	34,160	4,044,886
John B Sanfilippo & Son, Inc.	4,531	321,067
Tyson Foods, Inc., Class A	68,966	4,400,720
WK Kellogg Co.(a)	48,019	957,019
Total Food Products		44,442,855
Gas Utilities – 0.2%
National Fuel Gas Co.	6,909	547,124
New Jersey Resources Corp.	5,275	258,791
Northwest Natural Holding Co.	4,640	198,221
ONE Gas, Inc.	3,723	281,421
Southwest Gas Holdings, Inc.	4,472	321,090
Spire, Inc.	3,652	285,769
UGI Corp.	16,987	561,760
Total Gas Utilities		2,454,176
Health Care Equipment & Supplies – 0.1%
Dentsply Sirona, Inc.	113,328	1,693,120
Health Care Providers & Services – 0.2%
Patterson Cos., Inc.	47,713	1,490,554
Premier, Inc., Class A	58,546	1,128,767
Total Health Care Providers & Services		2,619,321
Health Care REITs – 0.2%
Alexandria Real Estate Equities, Inc.	8,765	810,850
American Healthcare REIT, Inc.	6,334	191,920
CareTrust REIT, Inc.	8,476	242,244
Healthcare Realty Trust, Inc.	16,442	277,870
LTC Properties, Inc.	1,339	47,467
National Health Investors, Inc.	2,744	202,672
Sabra Health Care REIT, Inc.	14,376	251,149
Total Health Care REITs		2,024,172
Hotel & Resort REITs – 0.1%
Host Hotels & Resorts, Inc.	34,334	487,886
Park Hotels & Resorts, Inc.	10,017	106,982
RLJ Lodging Trust	6,575	51,877
Ryman Hospitality Properties, Inc.	2,982	272,674
Summit Hotel Properties, Inc.	2,990	16,176
Sunstone Hotel Investors, Inc.	7,137	67,159
Xenia Hotels & Resorts, Inc.	2,945	34,633
Total Hotel & Resort REITs		1,037,387
Investments	Shares	Value
Hotels, Restaurants & Leisure – 1.1%
Darden Restaurants, Inc.	27,896	$5,795,673
Dine Brands Global, Inc.	2,832	65,901
Marriott Vacations Worldwide Corp.(a)	19,506	1,253,065
Papa John’s International, Inc.	18,950	778,466
Travel & Leisure Co.	38,225	1,769,435
Vail Resorts, Inc.	17,459	2,793,789
Wendy’s Co.	115,465	1,689,253
Total Hotels, Restaurants & Leisure		14,145,582
Household Durables – 0.3%
Cricut, Inc., Class A	25,955	133,668
Ethan Allen Interiors, Inc.	14,419	399,407
Whirlpool Corp.(a)	30,561	2,754,463
Total Household Durables		3,287,538
Household Products – 1.4%
Energizer Holdings, Inc.	37,926	1,134,746
Kimberly-Clark Corp.	92,214	13,114,675
Reynolds Consumer Products, Inc.	114,794	2,738,985
Total Household Products		16,988,406
Independent Power and Renewable Electricity Producers – 0.0%
Clearway Energy, Inc., Class A	2,237	63,665
Industrial REITs – 0.7%
Americold Realty Trust, Inc.	15,665	336,171
EastGroup Properties, Inc.	2,340	412,191
Innovative Industrial Properties, Inc.	1,343	72,643
LXP Industrial Trust	16,499	142,716
Plymouth Industrial REIT, Inc.	1,079	17,588
Prologis, Inc.	61,632	6,889,841
Rexford Industrial Realty, Inc.	12,084	473,089
STAG Industrial, Inc.	10,019	361,886
Terreno Realty Corp.	4,646	293,720
Total Industrial REITs		8,999,845
Insurance – 3.1%
American Financial Group, Inc.	37,822	4,967,542
CNA Financial Corp.	125,671	6,382,830
Donegal Group, Inc., Class A	18,498	363,116
Fidelity National Financial, Inc.	68,712	4,471,777
First American Financial Corp.	41,115	2,698,377
Horace Mann Educators Corp.	22,989	982,320
Investors Title Co.	1,307	315,092
Lincoln National Corp.	93,693	3,364,516
Principal Financial Group, Inc.	56,290	4,749,187
Prudential Financial, Inc.	78,652	8,783,855
Safety Insurance Group, Inc.	8,230	649,182
Universal Insurance Holdings, Inc.	16,049	380,361
Total Insurance		38,108,155
Interactive Media & Services – 0.0%
Shutterstock, Inc.	18,283	340,612
See Notes to Financial Statements.

6    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. High Dividend Fund (DHS) March 31, 2025
Investments	Shares	Value
IT Services – 2.4%
International Business Machines Corp.	120,714	$30,016,743
Leisure Products – 0.4%
Escalade, Inc.	5,793	88,633
Hasbro, Inc.	53,864	3,312,097
Johnson Outdoors, Inc., Class A	5,376	133,540
Marine Products Corp.(a)	19,837	166,432
Polaris, Inc.	32,672	1,337,592
Smith & Wesson Brands, Inc.(a)	24,733	230,512
Total Leisure Products		5,268,806
Machinery – 0.7%
AGCO Corp.	31,648	2,929,655
Douglas Dynamics, Inc.	12,287	285,427
Stanley Black & Decker, Inc.	47,463	3,648,956
Trinity Industries, Inc.	46,321	1,299,767
Total Machinery		8,163,805
Media – 0.6%
Gray Media, Inc.	48,160	208,051
Interpublic Group of Cos., Inc.	138,270	3,755,413
Nexstar Media Group, Inc.	16,575	2,970,572
Sinclair, Inc.	23,960	381,683
Total Media		7,315,719
Metals & Mining – 0.1%
Kaiser Aluminum Corp.	8,542	517,816
Mesabi Trust(a)	7,536	204,979
Ramaco Resources, Inc., Class A(a)	21,261	174,978
SunCoke Energy, Inc.	46,326	426,199
Total Metals & Mining		1,323,972
Multi-Utilities – 2.1%
Avista Corp.	5,879	246,154
Black Hills Corp.	5,200	315,380
Consolidated Edison, Inc.	66,974	7,406,654
Dominion Energy, Inc.	153,727	8,619,473
DTE Energy Co.	21,710	3,001,842
Northwestern Energy Group, Inc.	3,901	225,751
WEC Energy Group, Inc.	59,687	6,504,689
Total Multi-Utilities		26,319,943
Office REITs – 0.2%
BXP, Inc.	7,684	516,288
COPT Defense Properties	6,916	188,599
Cousins Properties, Inc.	7,871	232,194
Douglas Emmett, Inc.	9,885	158,160
Easterly Government Properties, Inc.	2,969	31,471
Highwoods Properties, Inc.(a)	3,968	117,612
JBG SMITH Properties(a)	3,926	63,248
Kilroy Realty Corp.	5,901	193,317
Orion Properties, Inc.	10,597	22,678
Peakstone Realty Trust	2,607	32,848
Investments	Shares	Value
Piedmont Office Realty Trust, Inc., Class A	4,611	$33,983
Postal Realty Trust, Inc., Class A	2,538	36,243
SL Green Realty Corp.	4,064	234,493
Total Office REITs		1,861,134
Oil, Gas & Consumable Fuels – 13.5%
Antero Midstream Corp.	128,018	2,304,324
APA Corp.	28,941	608,340
Chevron Corp.	316,782	52,994,461
Chord Energy Corp.	3,093	348,643
Civitas Resources, Inc.	4,591	160,180
Coterra Energy, Inc.	62,475	1,805,527
Crescent Energy Co., Class A	9,956	111,905
EOG Resources, Inc.	65,917	8,453,196
Exxon Mobil Corp.	537,685	63,946,877
FutureFuel Corp.	2,674	10,429
Granite Ridge Resources, Inc.	8,995	54,690
Kinder Morgan, Inc.	357,603	10,202,414
Kinetik Holdings, Inc.	5,277	274,087
Murphy Oil Corp.(a)	8,444	239,810
Northern Oil & Gas, Inc.	6,738	203,690
ONEOK, Inc.	82,243	8,160,150
Permian Resources Corp.	52,995	733,981
Phillips 66	55,617	6,867,587
Riley Exploration Permian, Inc.	1,190	34,712
VAALCO Energy, Inc.	8,142	30,614
Vitesse Energy, Inc.	2,630	64,672
Williams Cos., Inc.	157,499	9,412,140
Total Oil, Gas & Consumable Fuels		167,022,429
Personal Care Products – 0.7%
Kenvue, Inc.	373,585	8,958,568
Nu Skin Enterprises, Inc., Class A	26,531	192,615
Total Personal Care Products		9,151,183
Pharmaceuticals – 10.5%
Bristol-Myers Squibb Co.	390,530	23,818,425
Johnson & Johnson	409,168	67,856,421
Merck & Co., Inc.	366,737	32,918,313
Organon & Co.	145,845	2,171,632
Viatris, Inc.	334,484	2,913,356
Total Pharmaceuticals		129,678,147
Professional Services – 0.1%
ManpowerGroup, Inc.	27,243	1,576,825
Resources Connection, Inc.	21,065	137,765
Total Professional Services		1,714,590
Real Estate Management & Development – 0.0%
Kennedy-Wilson Holdings, Inc.	8,369	72,643
RMR Group, Inc., Class A	1,640	27,306
Total Real Estate Management & Development		99,949

See Notes to Financial Statements.

WisdomTree Trust    7

Schedule of Investments (continued) WisdomTree U.S. High Dividend Fund (DHS) March 31, 2025
Investments	Shares	Value
Residential REITs – 0.7%
AvalonBay Communities, Inc.	7,968	$1,710,092
BRT Apartments Corp.	1,564	26,588
Camden Property Trust	5,976	730,865
Centerspace	621	40,210
Elme Communities	5,516	95,979
Equity Residential	20,392	1,459,659
Essex Property Trust, Inc.	3,584	1,098,747
Independence Realty Trust, Inc.	10,813	229,560
Invitation Homes, Inc.	30,191	1,052,156
Mid-America Apartment Communities, Inc.	6,264	1,049,721
NexPoint Residential Trust, Inc.	1,823	72,063
UDR, Inc.	16,636	751,448
UMH Properties, Inc.	4,026	75,286
Total Residential REITs		8,392,374
Retail REITs – 1.4%
Acadia Realty Trust	7,557	158,319
Agree Realty Corp.	4,282	330,528
Alexander’s, Inc.	155	32,420
Brixmor Property Group, Inc.	18,526	491,865
CBL & Associates Properties, Inc.	1,916	50,927
Federal Realty Investment Trust	4,162	407,127
Getty Realty Corp.	2,909	90,703
Kimco Realty Corp.	35,239	748,476
Macerich Co.	11,504	197,524
NETSTREIT Corp.	2,592	41,083
NNN REIT, Inc.	9,215	393,020
Phillips Edison & Co., Inc.	4,179	152,492
Realty Income Corp.	64,396	3,735,612
Regency Centers Corp.	9,482	699,392
Saul Centers, Inc.	1,347	48,586
Simon Property Group, Inc.	51,954	8,628,520
SITE Centers Corp.	2,735	35,118
Tanger, Inc.	6,461	218,317
Urban Edge Properties	10,138	192,622
Whitestone REIT	4,876	71,043
Total Retail REITs		16,723,694
Semiconductors & Semiconductor Equipment – 0.2%
NVE Corp.(a)	2,735	174,329
Skyworks Solutions, Inc.	44,324	2,864,660
Total Semiconductors & Semiconductor Equipment		3,038,989
Software – 0.0%
Logility Supply Chain Solutions, Inc.(a)	16,864	240,481
Specialized REITs – 1.5%
American Tower Corp.	23,771	5,172,570
CubeSmart	12,214	521,660
EPR Properties	3,923	206,389
Extra Space Storage, Inc.	11,014	1,635,469
Four Corners Property Trust, Inc.	4,935	141,634
Investments	Shares	Value
Gaming & Leisure Properties, Inc.	14,247	$725,172
Gladstone Land Corp.	69	726
Lamar Advertising Co., Class A	4,829	549,444
National Storage Affiliates Trust	4,294	169,184
Outfront Media, Inc.	7,027	113,416
PotlatchDeltic Corp.	3,476	156,837
Public Storage	15,950	4,773,675
Rayonier, Inc.	6,892	192,149
Safehold, Inc.	5,425	101,556
VICI Properties, Inc.	109,386	3,568,171
Total Specialized REITs		18,028,052
Specialty Retail – 0.5%
Best Buy Co., Inc.	60,092	4,423,372
Buckle, Inc.	26,474	1,014,484
Designer Brands, Inc., Class A(a)	22,525	82,216
Haverty Furniture Cos., Inc.	7,259	143,147
Monro, Inc.	10,064	145,626
Upbound Group, Inc.	31,059	744,174
Total Specialty Retail		6,553,019
Technology Hardware, Storage & Peripherals – 0.4%
HP, Inc.	185,789	5,144,497
Textiles, Apparel & Luxury Goods – 0.1%
Carter’s, Inc.	18,586	760,167
Movado Group, Inc.	4,802	80,290
Oxford Industries, Inc.(a)	8,817	517,293
Superior Group of Cos., Inc.(a)	8,448	92,421
Total Textiles, Apparel & Luxury Goods		1,450,171
Tobacco – 9.6%
Altria Group, Inc.	827,211	49,649,204
Philip Morris International, Inc.	427,529	67,861,678
Universal Corp.	13,892	778,647
Total Tobacco		118,289,529
Trading Companies & Distributors – 0.3%
Global Industrial Co.	20,939	469,034
Karat Packaging, Inc.	8,432	224,122
MSC Industrial Direct Co., Inc., Class A	32,246	2,504,547
Total Trading Companies & Distributors		3,197,703
Water Utilities – 0.1%
Essential Utilities, Inc.	14,983	592,278
Wireless Telecommunication Services – 0.0%
Spok Holdings, Inc.(a)	10,846	178,308
Total United States		1,230,471,561
Puerto Rico – 0.2%
Banks – 0.2%
First BanCorp	92,790	1,778,784
TOTAL COMMON STOCKS (Cost: $1,092,256,251)		1,232,250,345

See Notes to Financial Statements.

8    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree U.S. High Dividend Fund (DHS) March 31, 2025
Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 0.1%
United States – 0.1%
WisdomTree U.S. Total Dividend Fund(a)(b) (Cost: $1,268,530)	16,103	$1,239,126
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(c) (Cost: $1,473,380)	1,473,380	1,473,380
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c) (Cost: $1,532,591)	1,532,591	1,532,591
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $1,096,530,752)		1,236,495,442
Other Assets less Liabilities – 0.1%		906,118
NET ASSETS – 100.0%		$1,237,401,560

(a)   Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,234,178 and the total market value of the collateral held by the Fund was $9,501,810. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,969,219.

(b)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)   Rate shown represents annualized 7-day yield as of March 31, 2025.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2025 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2025	Dividend Income
WisdomTree U.S. Total Dividend Fund	$—	$7,984,341	$6,623,073	$(92,738)	$(29,404)	$1,239,126	$29,365

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,232,250,345	$—	$—	$1,232,250,345
Exchange-Traded Fund	1,239,126	—	—	1,239,126
Mutual Fund	—	1,473,380	—	1,473,380
Investment of Cash Collateral for Securities Loaned	—	1,532,591		1,532,591
Total Investments in Securities	$1,233,489,471	$3,005,971	$—	$1,236,495,442

See Notes to Financial Statements.

WisdomTree Trust    9

Schedule of Investments WisdomTree U.S. LargeCap Dividend Fund (DLN) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 99.8%
Aerospace & Defense – 2.1%
General Dynamics Corp.	41,879	$11,415,378
General Electric Co.	49,317	9,870,797
HEICO Corp., Class A	3,512	740,927
HEICO Corp.(a)	2,520	673,319
Howmet Aerospace, Inc.	16,669	2,162,469
L3Harris Technologies, Inc.	26,782	5,605,740
Lockheed Martin Corp.	68,049	30,398,169
Northrop Grumman Corp.	18,389	9,415,352
RTX Corp.	216,748	28,710,440
Total Aerospace & Defense		98,992,591
Air Freight & Logistics – 0.2%
FedEx Corp.	36,326	8,855,552
Automobiles – 0.1%
General Motors Co.	72,956	3,431,121
Banks – 8.2%
Bank of America Corp.	1,386,649	57,864,863
Citigroup, Inc.	473,504	33,614,049
Citizens Financial Group, Inc.	119,512	4,896,407
Fifth Third Bancorp	160,546	6,293,403
First Citizens BancShares, Inc., Class A	540	1,001,225
Huntington Bancshares, Inc.	387,951	5,823,145
JPMorgan Chase & Co.	682,347	167,379,719
M&T Bank Corp.	31,967	5,714,101
PNC Financial Services Group, Inc.	95,065	16,709,575
Regions Financial Corp.	256,711	5,578,330
Truist Financial Corp.	463,212	19,061,174
U.S. Bancorp	461,483	19,483,812
Wells Fargo & Co.	582,613	41,825,787
Total Banks		385,245,590
Beverages – 3.6%
Brown-Forman Corp., Class B	46,427	1,575,732
Brown-Forman Corp., Class A	23,904	800,067
Coca-Cola Co.	1,033,313	74,005,877
Constellation Brands, Inc., Class A	34,346	6,303,178
Keurig Dr. Pepper, Inc.	284,346	9,730,320
PepsiCo, Inc.	504,243	75,606,196
Total Beverages		168,021,370
Biotechnology – 4.2%
AbbVie, Inc.	498,852	104,519,471
Amgen, Inc.	128,287	39,967,815
Gilead Sciences, Inc.	452,917	50,749,350
Regeneron Pharmaceuticals, Inc.	3,972	2,519,161
Total Biotechnology		197,755,797
Investments	Shares	Value
Broadline Retail – 0.1%
eBay, Inc.	56,655	$3,837,243
Building Products – 0.2%
Carlisle Cos., Inc.	4,082	1,389,921
Carrier Global Corp.	66,184	4,196,065
Lennox International, Inc.	2,372	1,330,289
Total Building Products		6,916,275
Capital Markets – 5.4%
Ameriprise Financial, Inc.	12,007	5,812,709
Ares Management Corp., Class A	31,377	4,600,182
Bank of New York Mellon Corp.	130,491	10,944,280
Blackrock, Inc.	33,113	31,340,792
Blackstone, Inc.	104,206	14,565,915
Cboe Global Markets, Inc.	12,784	2,892,891
Charles Schwab Corp.	167,054	13,076,987
CME Group, Inc.	128,015	33,961,099
Goldman Sachs Group, Inc.	48,916	26,722,322
Interactive Brokers Group, Inc., Class A	5,047	835,733
Intercontinental Exchange, Inc.	74,074	12,777,765
KKR & Co., Inc.	40,322	4,661,626
LPL Financial Holdings, Inc.	3,550	1,161,347
Moody’s Corp.	14,133	6,581,597
Morgan Stanley	363,549	42,415,262
MSCI, Inc.	5,735	3,243,142
Nasdaq, Inc.	50,014	3,794,062
Northern Trust Corp.	63,467	6,261,020
Raymond James Financial, Inc.	15,767	2,190,194
S&P Global, Inc.	25,309	12,859,503
State Street Corp.	71,766	6,425,210
T Rowe Price Group, Inc.	68,613	6,303,476
Tradeweb Markets, Inc., Class A	5,252	779,712
Total Capital Markets		254,206,826
Chemicals – 0.9%
Air Products & Chemicals, Inc.	35,937	10,598,540
Corteva, Inc.	53,720	3,380,600
DuPont de Nemours, Inc.	55,540	4,147,727
Ecolab, Inc.	28,847	7,313,292
International Flavors & Fragrances, Inc.	31,859	2,472,577
PPG Industries, Inc.	55,398	6,057,771
Sherwin-Williams Co.	20,211	7,057,479
Total Chemicals		41,027,986
Commercial Services & Supplies – 0.6%
Cintas Corp.	31,140	6,400,204
Republic Services, Inc.	24,583	5,953,019
Rollins, Inc.	68,314	3,691,005
Veralto Corp.	9,986	973,136
Waste Management, Inc.	39,733	9,198,587
Total Commercial Services & Supplies		26,215,951

See Notes to Financial Statements.

10    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. LargeCap Dividend Fund (DLN) March 31, 2025
Investments	Shares	Value
Communications Equipment – 1.2%
Cisco Systems, Inc.	806,027	$49,739,926
Motorola Solutions, Inc.	16,279	7,127,109
Ubiquiti, Inc.	4,309	1,336,393
Total Communications Equipment		58,203,428
Construction & Engineering – 0.0%
EMCOR Group, Inc.	1,801	665,704
Quanta Services, Inc.	5,992	1,523,046
Total Construction & Engineering		2,188,750
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	2,413	1,153,728
Vulcan Materials Co.	5,790	1,350,807
Total Construction Materials		2,504,535
Consumer Finance – 0.6%
American Express Co.	50,562	13,603,706
Capital One Financial Corp.	38,025	6,817,883
Discover Financial Services	30,499	5,206,179
Synchrony Financial	40,489	2,143,488
Total Consumer Finance		27,771,256
Consumer Staples Distribution & Retail – 2.6%
Costco Wholesale Corp.	23,223	21,963,849
Kroger Co.	109,967	7,443,666
Sysco Corp.	138,792	10,414,952
Target Corp.	121,189	12,647,284
Walmart, Inc.	812,521	71,331,219
Total Consumer Staples Distribution & Retail		123,800,970
Containers & Packaging – 0.2%
International Paper Co.	85,576	4,565,480
Packaging Corp. of America	12,666	2,508,121
Total Containers & Packaging		7,073,601
Diversified Telecommunication Services – 1.6%
AT&T, Inc.	2,659,327	75,205,768
Electric Utilities – 4.1%
American Electric Power Co., Inc.	201,134	21,977,912
Constellation Energy Corp.	12,865	2,593,970
Duke Energy Corp.	289,867	35,355,078
Edison International	145,776	8,589,122
Entergy Corp.	101,316	8,661,505
Eversource Energy	126,413	7,851,511
Exelon Corp.	299,624	13,806,674
FirstEnergy Corp.	175,173	7,080,493
NextEra Energy, Inc.	418,254	29,650,026
NRG Energy, Inc.	35,059	3,346,732
PG&E Corp.	97,492	1,674,913
PPL Corp.(a)	164,370	5,935,401
Southern Co.	408,769	37,586,309
Xcel Energy, Inc.	130,222	9,218,415
Total Electric Utilities		193,328,061
Investments	Shares	Value
Electrical Equipment – 0.4%
AMETEK, Inc.	9,506	$1,636,363
Emerson Electric Co.	66,883	7,333,052
GE Vernova, Inc.	5,979	1,825,269
Hubbell, Inc.	4,060	1,343,495
Rockwell Automation, Inc.	14,883	3,845,469
Vertiv Holdings Co., Class A	15,429	1,113,974
Total Electrical Equipment		17,097,622
Electronic Equipment, Instruments & Components – 0.3%
Amphenol Corp., Class A	78,477	5,147,306
CDW Corp.	12,923	2,071,040
Corning, Inc.	146,169	6,691,617
Total Electronic Equipment, Instruments & Components		13,909,963
Energy Equipment & Services – 0.2%
Baker Hughes Co.	145,445	6,392,308
Halliburton Co.	139,346	3,535,208
Total Energy Equipment & Services		9,927,516
Entertainment – 0.2%
Electronic Arts, Inc.	12,495	1,805,777
Walt Disney Co.	87,805	8,666,354
Total Entertainment		10,472,131
Financial Services – 2.0%
Apollo Global Management, Inc.	45,792	6,270,756
Fidelity National Information Services, Inc.	103,988	7,765,824
Global Payments, Inc.	13,656	1,337,196
Mastercard, Inc., Class A	53,537	29,344,700
Visa, Inc., Class A	145,802	51,097,769
Total Financial Services		95,816,245
Food Products – 1.4%
Archer-Daniels-Midland Co.	136,423	6,549,668
General Mills, Inc.	152,180	9,098,842
Hershey Co.	33,394	5,711,376
Kellanova	71,540	5,901,335
McCormick & Co., Inc., Non-Voting Shares	41,269	3,396,851
Mondelez International, Inc., Class A	443,743	30,107,963
Tyson Foods, Inc., Class A	66,326	4,232,262
Total Food Products		64,998,297
Gas Utilities – 0.1%
Atmos Energy Corp.(a)	41,450	6,407,341
Ground Transportation – 0.9%
CSX Corp.	194,536	5,725,194
JB Hunt Transport Services, Inc.	5,883	870,390
Norfolk Southern Corp.	34,154	8,089,375
Old Dominion Freight Line, Inc.	9,762	1,615,123
Union Pacific Corp.	104,651	24,722,752
Total Ground Transportation		41,022,834
See Notes to Financial Statements.

WisdomTree Trust    11

Schedule of Investments (continued) WisdomTree U.S. LargeCap Dividend Fund (DLN) March 31, 2025
Investments	Shares	Value
Health Care Equipment & Supplies – 1.3%
Abbott Laboratories	249,525	$33,099,491
Becton Dickinson & Co.	40,306	9,232,492
GE HealthCare Technologies, Inc.	19,947	1,609,922
ResMed, Inc.	8,622	1,930,035
Stryker Corp.	35,121	13,073,792
Zimmer Biomet Holdings, Inc.	11,186	1,266,032
Total Health Care Equipment & Supplies		60,211,764
Health Care Providers & Services – 1.7%
Cardinal Health, Inc.	28,156	3,879,052
Cencora, Inc.(a)	12,374	3,441,086
Cigna Group	35,263	11,601,527
HCA Healthcare, Inc.	15,230	5,262,727
Labcorp Holdings, Inc.	6,654	1,548,652
McKesson Corp.	5,280	3,553,387
UnitedHealth Group, Inc.	92,919	48,666,326
Total Health Care Providers & Services		77,952,757
Health Care REITs – 0.7%
Alexandria Real Estate Equities, Inc.	63,905	5,911,851
Ventas, Inc.	85,560	5,883,106
Welltower, Inc.	138,319	21,191,854
Total Health Care REITs		32,986,811
Hotels, Restaurants & Leisure – 1.6%
Booking Holdings, Inc.	2,497	11,503,454
Darden Restaurants, Inc.	28,261	5,871,505
Expedia Group, Inc.	7,207	1,211,497
Hilton Worldwide Holdings, Inc.	10,096	2,297,345
Las Vegas Sands Corp.	78,164	3,019,475
Marriott International, Inc., Class A	17,915	4,267,353
McDonald’s Corp.	127,059	39,689,420
Yum! Brands, Inc.	58,530	9,210,281
Total Hotels, Restaurants & Leisure		77,070,330
Household Durables – 0.0%
Lennar Corp., Class B(a)	2,485	271,039
PulteGroup, Inc.	9,217	947,508
Total Household Durables		1,218,547
Household Products – 2.4%
Church & Dwight Co., Inc.	16,956	1,866,686
Clorox Co.	40,471	5,959,355
Colgate-Palmolive Co.	194,178	18,194,479
Kimberly-Clark Corp.	124,351	17,685,199
Procter & Gamble Co.	408,438	69,606,004
Total Household Products		113,311,723
Independent Power & Renewable Electricity Producers – 0.0%
Vistra Corp.	13,346	1,567,354
Industrial Conglomerates – 0.7%
3M Co.	90,965	13,359,120
Honeywell International, Inc.	96,443	20,421,805
Total Industrial Conglomerates		33,780,925
Investments	Shares	Value
Industrial REITs – 0.6%
Prologis, Inc.	233,088	$26,056,908
Insurance – 2.5%
Aflac, Inc.	77,696	8,639,018
Allstate Corp.	53,058	10,986,720
American International Group, Inc.	101,601	8,833,191
Arthur J Gallagher & Co.	12,184	4,206,404
Brown & Brown, Inc.	14,699	1,828,556
Cincinnati Financial Corp.	35,825	5,292,069
Erie Indemnity Co., Class A	5,623	2,356,318
Hartford Insurance Group, Inc.	55,895	6,915,888
Marsh & McLennan Cos., Inc.	78,612	19,183,687
MetLife, Inc.	138,000	11,080,020
Principal Financial Group, Inc.	58,757	4,957,328
Progressive Corp.	24,510	6,936,575
Prudential Financial, Inc.	112,517	12,565,899
Travelers Cos., Inc.	40,933	10,825,141
WR Berkley Corp.	18,745	1,333,894
Total Insurance		115,940,708
Interactive Media & Services – 2.4%
Alphabet, Inc., Class A	219,053	33,874,356
Alphabet, Inc., Class C	208,608	32,590,828
Meta Platforms, Inc., Class A	82,890	47,774,480
Total Interactive Media & Services		114,239,664
IT Services – 1.1%
Cognizant Technology Solutions Corp., Class A	53,004	4,054,806
International Business Machines Corp.	193,460	48,105,764
Total IT Services		52,160,570
Life Sciences Tools & Services – 0.3%
Agilent Technologies, Inc.	13,955	1,632,456
Danaher Corp.	29,224	5,990,920
Thermo Fisher Scientific, Inc.	15,446	7,685,929
West Pharmaceutical Services, Inc.	3,501	783,804
Total Life Sciences Tools & Services		16,093,109
Machinery – 2.0%
Caterpillar, Inc.	77,551	25,576,320
Cummins, Inc.	19,537	6,123,677
Deere & Co.	26,452	12,415,246
Dover Corp.	14,429	2,534,887
Fortive Corp.	13,506	988,369
Illinois Tool Works, Inc.	73,356	18,193,022
Ingersoll Rand, Inc.	16,113	1,289,523
Otis Worldwide Corp.	67,443	6,960,118
PACCAR, Inc.	38,788	3,776,788
Parker-Hannifin Corp.	13,763	8,365,839
Snap-on, Inc.	8,622	2,905,700
Westinghouse Air Brake Technologies Corp.	6,854	1,242,973
Xylem, Inc.	18,899	2,257,674
Total Machinery		92,630,136

See Notes to Financial Statements.

12    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. LargeCap Dividend Fund (DLN) March 31, 2025
Investments	Shares	Value
Media – 0.8%
Comcast Corp., Class A	845,614	$31,203,157
Fox Corp., Class B	26,221	1,382,109
Fox Corp., Class A(a)	23,513	1,330,836
Omnicom Group, Inc.	38,173	3,164,923
Total Media		37,081,025
Metals & Mining – 0.0%
Steel Dynamics, Inc.	13,192	1,650,055
Multi-Utilities – 1.9%
Ameren Corp.	56,623	5,684,949
CenterPoint Energy, Inc.(a)	122,577	4,440,965
CMS Energy Corp.	100,677	7,561,849
Consolidated Edison, Inc.	130,657	14,449,358
Dominion Energy, Inc.	307,031	17,215,228
DTE Energy Co.	50,965	7,046,930
Public Service Enterprise Group, Inc.	143,300	11,793,590
Sempra	127,935	9,129,442
WEC Energy Group, Inc.	118,813	12,948,241
Total Multi-Utilities		90,270,552
Oil, Gas & Consumable Fuels – 8.5%
Cheniere Energy, Inc.	14,455	3,344,887
Chevron Corp.	565,081	94,532,401
ConocoPhillips	298,188	31,315,704
Coterra Energy, Inc.	174,038	5,029,698
EOG Resources, Inc.	124,088	15,913,045
Expand Energy Corp.	37,625	4,188,415
Exxon Mobil Corp.	1,150,412	136,818,499
Hess Corp.	30,378	4,852,278
Kinder Morgan, Inc.	689,613	19,674,659
Marathon Petroleum Corp.	60,209	8,771,849
Occidental Petroleum Corp.	122,001	6,021,969
ONEOK, Inc.	162,273	16,100,727
Phillips 66	111,253	13,737,520
Targa Resources Corp.	37,762	7,570,148
Texas Pacific Land Corp.	1,028	1,362,090
Valero Energy Corp.	76,125	10,053,829
Williams Cos., Inc.	310,595	18,561,157
Total Oil, Gas & Consumable Fuels		397,848,875
Passenger Airlines – 0.0%
Delta Air Lines, Inc.	41,703	1,818,251
Personal Care Products – 0.3%
Kenvue, Inc.	505,906	12,131,626
Pharmaceuticals – 6.0%
Bristol-Myers Squibb Co.	622,537	37,968,531
Eli Lilly & Co.	45,204	37,334,436
Johnson & Johnson	892,058	147,938,899
Merck & Co., Inc.	606,474	54,437,106
Zoetis, Inc.	32,240	5,308,316
Total Pharmaceuticals		282,987,288
Investments	Shares	Value
Professional Services – 1.2%
Automatic Data Processing, Inc.	94,154	$28,766,872
Booz Allen Hamilton Holding Corp.	12,145	1,270,124
Broadridge Financial Solutions, Inc.	18,842	4,568,431
Equifax, Inc.	5,485	1,335,927
Leidos Holdings, Inc.	8,214	1,108,397
Paychex, Inc.	110,279	17,013,844
TransUnion	7,371	611,719
Verisk Analytics, Inc.	7,558	2,249,412
Total Professional Services		56,924,726
Residential REITs – 0.8%
AvalonBay Communities, Inc.	47,409	10,174,920
Equity Residential	142,942	10,231,788
Essex Property Trust, Inc.	23,102	7,082,380
Invitation Homes, Inc.	147,656	5,145,812
Mid-America Apartment Communities, Inc.	30,759	5,154,593
Total Residential REITs		37,789,493
Retail REITs – 0.8%
Realty Income Corp.	317,375	18,410,924
Simon Property Group, Inc.	120,513	20,014,799
Total Retail REITs		38,425,723
Semiconductors & Semiconductor Equipment – 3.9%
Applied Materials, Inc.	52,729	7,652,032
KLA Corp.	9,762	6,636,208
Lam Research Corp.	110,747	8,051,307
Monolithic Power Systems, Inc.	2,717	1,575,806
NVIDIA Corp.	910,699	98,701,558
Qualcomm, Inc.	170,587	26,203,869
Texas Instruments, Inc.	187,362	33,668,951
Total Semiconductors & Semiconductor Equipment		182,489,731
Software – 4.3%
Intuit, Inc.	13,066	8,022,393
Microsoft Corp.	420,832	157,976,124
Oracle Corp.	179,460	25,090,303
Roper Technologies, Inc.	4,109	2,422,584
Salesforce, Inc.	35,077	9,413,264
Total Software		202,924,668
Specialized REITs – 2.0%
American Tower Corp.	109,525	23,832,640
Digital Realty Trust, Inc.	60,882	8,723,782
Equinix, Inc.	12,254	9,991,299
Extra Space Storage, Inc.	62,406	9,266,667
Iron Mountain, Inc.	51,942	4,469,090
Public Storage	65,992	19,750,746
SBA Communications Corp.	13,538	2,978,495
VICI Properties, Inc.	390,227	12,729,205
Weyerhaeuser Co.	134,695	3,943,869
Total Specialized REITs		95,685,793

See Notes to Financial Statements.

WisdomTree Trust    13

Schedule of Investments (concluded) WisdomTree U.S. LargeCap Dividend Fund (DLN) March 31, 2025
Investments	Shares	Value
Specialty Retail – 2.3%
Best Buy Co., Inc.	73,784	$5,431,240
Home Depot, Inc.	158,899	58,234,895
Lowe’s Cos., Inc.	72,968	17,018,327
Ross Stores, Inc.	22,201	2,837,066
TJX Cos., Inc.	151,463	18,448,193
Tractor Supply Co.	59,030	3,252,553
Williams-Sonoma, Inc.	10,359	1,637,758
Total Specialty Retail		106,860,032
Technology Hardware, Storage & Peripherals – 3.5%
Apple, Inc.	706,441	156,921,740
HP, Inc.	232,000	6,424,080
NetApp, Inc.	23,648	2,077,240
Total Technology Hardware, Storage & Peripherals		165,423,060
Textiles, Apparel & Luxury Goods – 0.3%
NIKE, Inc., Class B	183,482	11,647,437
Tobacco – 2.8%
Altria Group, Inc.	633,248	38,007,545
Philip Morris International, Inc.	582,841	92,514,352
Total Tobacco		130,521,897
Trading Companies & Distributors – 0.4%
Fastenal Co.	80,209	6,220,208
Ferguson Enterprises, Inc.	20,336	3,258,437
United Rentals, Inc.	3,558	2,229,799
Watsco, Inc.	4,751	2,414,933
WW Grainger, Inc.	3,635	3,590,762
Total Trading Companies & Distributors		17,714,139
Investments	Shares	Value
Water Utilities – 0.1%
American Water Works Co., Inc.	33,032	$4,872,881
Wireless Telecommunication Services – 1.1%
T-Mobile U.S., Inc.	194,748	51,941,239
TOTAL COMMON STOCKS (Cost: $3,623,178,628)		4,686,464,417
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree U.S. Total Dividend Fund(b) (Cost: $2,078,182)	29,136	2,242,015
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(c) (Cost: $2,393,117)	2,393,117	2,393,117
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $3,627,649,927)		4,691,099,549
Other Assets less Liabilities – 0.1%		4,264,419
NET ASSETS – 100.0%		$4,695,363,968

(a)   Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $13,321,478 and the total market value of the collateral held by the Fund was $13,486,632, which was entirely composed of non-cash U.S. Government securities.

(b)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)   Rate shown represents annualized 7-day yield as of March 31, 2025.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2025 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2025	Dividend Income
WisdomTree U.S. Total Dividend Fund	$289,952	$37,790,240	$35,939,873	$(38,199)	$139,895	$2,242,015	$138,389

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$4,686,464,417	$—	$—	$4,686,464,417
Exchange-Traded Fund	2,242,015	—	—	2,242,015
Mutual Fund	—	2,393,117	—	2,393,117
Total Investments in Securities	$4,688,706,432	$2,393,117	$—	$4,691,099,549

See Notes to Financial Statements.

14    WisdomTree Trust

Schedule of Investments WisdomTree U.S. LargeCap Fund (EPS) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 99.0%
Aerospace & Defense – 1.6%
Axon Enterprise, Inc.*	560	$294,532
Curtiss-Wright Corp.	85	26,968
General Dynamics Corp.	6,320	1,722,706
General Electric Co.	11,167	2,235,075
HEICO Corp.(a)	946	252,762
Howmet Aerospace, Inc.	4,121	534,617
L3Harris Technologies, Inc.	4,575	957,593
Lockheed Martin Corp.	6,375	2,847,776
Northrop Grumman Corp.	3,734	1,911,845
RTX Corp.	30,852	4,086,656
Textron, Inc.	5,126	370,354
TransDigm Group, Inc.	632	874,239
Total Aerospace & Defense		16,115,123
Air Freight & Logistics – 0.5%
Expeditors International of Washington, Inc.	2,378	285,955
FedEx Corp.	7,042	1,716,699
United Parcel Service, Inc., Class B	24,369	2,680,346
Total Air Freight & Logistics		4,683,000
Automobiles – 0.9%
General Motors Co.	74,990	3,526,779
Tesla, Inc.*	22,292	5,777,195
Total Automobiles		9,303,974
Banks – 5.5%
Bank of America Corp.	240,009	10,015,576
Citigroup, Inc.	46,638	3,310,832
Citizens Financial Group, Inc.	11,082	454,030
East West Bancorp, Inc.	3,250	291,720
Fifth Third Bancorp	21,630	847,896
First Citizens BancShares, Inc., Class A	579	1,073,535
Huntington Bancshares, Inc.	41,925	629,294
JPMorgan Chase & Co.	108,025	26,498,532
M&T Bank Corp.	5,250	938,437
PNC Financial Services Group, Inc.	10,315	1,813,068
Regions Financial Corp.	30,959	672,739
U.S. Bancorp	41,217	1,740,182
Wells Fargo & Co.	116,489	8,362,745
Total Banks		56,648,586
Beverages – 1.4%
Coca-Cola Co.	97,047	6,950,506
Constellation Brands, Inc., Class A	4,620	847,862
Keurig Dr. Pepper, Inc.	36,133	1,236,471
Monster Beverage Corp.*	12,935	756,956
PepsiCo, Inc.	34,359	5,151,789
Total Beverages		14,943,584
Investments	Shares	Value
Biotechnology – 2.4%
AbbVie, Inc.	53,806	$11,273,433
Alnylam Pharmaceuticals, Inc.*	846	228,437
Amgen, Inc.	18,538	5,775,514
Biogen, Inc.*	6,554	896,849
Gilead Sciences, Inc.	29,927	3,353,320
Incyte Corp.*	1,571	95,124
Natera, Inc.*	807	114,118
Regeneron Pharmaceuticals, Inc.	3,330	2,111,986
United Therapeutics Corp.*	1,083	333,857
Vertex Pharmaceuticals, Inc.*	2,259	1,095,208
Total Biotechnology		25,277,846
Broadline Retail – 5.3%
Amazon.com, Inc.*	283,031	53,849,478
eBay, Inc.	17,297	1,171,526
Total Broadline Retail		55,021,004
Building Products – 0.4%
Builders FirstSource, Inc.*	3,758	469,525
Carlisle Cos., Inc.	859	292,489
Carrier Global Corp.	15,318	971,161
Johnson Controls International PLC	13,073	1,047,278
Lennox International, Inc.	289	162,080
Masco Corp.	4,229	294,085
Owens Corning	2,896	413,607
Trane Technologies PLC	2,494	840,278
Total Building Products		4,490,503
Capital Markets – 3.3%
Ameriprise Financial, Inc.	2,907	1,407,308
Ares Management Corp., Class A	1,339	196,311
Bank of New York Mellon Corp.	20,393	1,710,361
Blackrock, Inc.	2,933	2,776,026
Blackstone, Inc.	7,574	1,058,694
Blue Owl Capital, Inc.	6,554	131,342
Carlyle Group, Inc.	10,045	437,862
Cboe Global Markets, Inc.	1,587	359,122
Charles Schwab Corp.	31,757	2,485,938
CME Group, Inc.	6,939	1,840,847
Coinbase Global, Inc., Class A*	2,020	347,905
FactSet Research Systems, Inc.	413	187,766
Goldman Sachs Group, Inc.	9,260	5,058,645
Interactive Brokers Group, Inc., Class A	1,012	167,577
Intercontinental Exchange, Inc.	9,975	1,720,687
Jefferies Financial Group, Inc.	1,561	83,623
KKR & Co., Inc.	12,406	1,434,258
LPL Financial Holdings, Inc.	1,547	506,086
Moody’s Corp.	1,964	914,615
Morgan Stanley	40,859	4,767,020
Morningstar, Inc.	331	99,257
MSCI, Inc.	735	415,642
See Notes to Financial Statements.

WisdomTree Trust    15

Schedule of Investments (continued) WisdomTree U.S. LargeCap Fund (EPS) March 31, 2025
Investments	Shares	Value
Nasdaq, Inc.	8,151	$618,335
Northern Trust Corp.	5,293	522,154
Raymond James Financial, Inc.	5,912	821,236
Robinhood Markets, Inc., Class A*	5,381	223,957
S&P Global, Inc.	4,257	2,162,982
State Street Corp.	11,424	1,022,791
T Rowe Price Group, Inc.	7,658	703,540
Tradeweb Markets, Inc., Class A	1,174	174,292
Total Capital Markets		34,356,179
Chemicals – 1.0%
Air Products & Chemicals, Inc.	3,873	1,142,225
CF Industries Holdings, Inc.	5,041	393,954
Corteva, Inc.	12,434	782,472
DuPont de Nemours, Inc.	8,075	603,041
Ecolab, Inc.	2,961	750,673
International Flavors & Fragrances, Inc.	4,507	349,788
Linde PLC	7,781	3,623,145
LyondellBasell Industries NV, Class A	15,127	1,064,941
PPG Industries, Inc.	7,330	801,535
RPM International, Inc.	1,814	209,844
Sherwin-Williams Co.	3,386	1,182,357
Total Chemicals		10,903,975
Commercial Services & Supplies – 0.5%
Cintas Corp.	3,767	774,231
Clean Harbors, Inc.*	241	47,501
Copart, Inc.*	10,061	569,352
Republic Services, Inc.	4,098	992,372
Rollins, Inc.	4,288	231,681
Veralto Corp.	2,802	273,055
Waste Connections, Inc.	2,206	430,589
Waste Management, Inc.	5,870	1,358,964
Total Commercial Services & Supplies		4,677,745
Communications Equipment – 1.1%
Arista Networks, Inc.*	14,582	1,129,813
Cisco Systems, Inc.	123,903	7,646,054
F5, Inc.*	2,444	650,764
Motorola Solutions, Inc.	2,862	1,253,012
Ubiquiti, Inc.(a)	1,039	322,236
Total Communications Equipment		11,001,879
Construction & Engineering – 0.1%
AECOM	2,032	188,427
Comfort Systems USA, Inc.	217	69,946
EMCOR Group, Inc.	517	191,099
Quanta Services, Inc.	1,658	421,430
Total Construction & Engineering		870,902
Construction Materials – 0.2%
CRH PLC	16,263	1,430,656
Martin Marietta Materials, Inc.	747	357,163
Vulcan Materials Co.	1,399	326,387
Total Construction Materials		2,114,206
Investments	Shares	Value
Consumer Finance – 0.3%
American Express Co.	6,066	$1,632,057
Capital One Financial Corp.	3,342	599,221
Discover Financial Services	2,260	385,782
SoFi Technologies, Inc.*	7,124	82,852
Synchrony Financial	16,567	877,057
Total Consumer Finance		3,576,969
Consumer Staples Distribution & Retail – 1.7%
Casey’s General Stores, Inc.	305	132,382
Costco Wholesale Corp.	3,791	3,585,452
Kroger Co.	25,911	1,753,916
Performance Food Group Co.*	2,235	175,738
Sprouts Farmers Market, Inc.*	441	67,314
Sysco Corp.	11,514	864,011
Target Corp.	15,178	1,583,976
U.S. Foods Holding Corp.*	3,190	208,817
Walmart, Inc.	105,277	9,242,268
Total Consumer Staples Distribution & Retail		17,613,874
Containers & Packaging – 0.1%
Amcor PLC(a)	35,150	340,955
Avery Dennison Corp.	1,008	179,394
Ball Corp.	6,864	357,409
International Paper Co.	3,801	202,783
Packaging Corp. of America	1,545	305,941
Total Containers & Packaging		1,386,482
Distributors – 0.0%
Pool Corp.	425	135,299
Diversified Telecommunication Services – 1.7%
AT&T, Inc.	313,094	8,854,298
Verizon Communications, Inc.	198,153	8,988,220
Total Diversified Telecommunication Services		17,842,518
Electric Utilities – 1.8%
Alliant Energy Corp.	4,824	310,424
American Electric Power Co., Inc.	14,253	1,557,425
Constellation Energy Corp.	4,572	921,852
Duke Energy Corp.	18,636	2,273,033
Edison International	10,510	619,249
Entergy Corp.	8,765	749,320
Evergy, Inc.	4,973	342,888
Eversource Energy	9,295	577,313
Exelon Corp.	32,343	1,490,366
FirstEnergy Corp.	15,786	638,070
NextEra Energy, Inc.	44,934	3,185,371
NRG Energy, Inc.	8,786	838,712
PG&E Corp.	74,696	1,283,277
PPL Corp.(a)	14,241	514,243
Southern Co.	26,013	2,391,895
Xcel Energy, Inc.	12,306	871,142
Total Electric Utilities		18,564,580

See Notes to Financial Statements.

16    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. LargeCap Fund (EPS) March 31, 2025
Investments	Shares	Value
Electrical Equipment – 0.4%
AMETEK, Inc.	3,388	$583,210
Eaton Corp. PLC	4,873	1,324,628
Emerson Electric Co.	11,195	1,227,420
GE Vernova, Inc.	2,208	674,058
Hubbell, Inc.	656	217,077
Rockwell Automation, Inc.	1,518	392,221
Vertiv Holdings Co., Class A	2,966	214,145
Total Electrical Equipment		4,632,759
Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp., Class A	19,005	1,246,538
CDW Corp.	5,076	813,480
Coherent Corp.*	2,956	191,963
Corning, Inc.	20,439	935,697
Flex Ltd.*	17,456	577,445
Jabil, Inc.	5,288	719,538
Keysight Technologies, Inc.*	4,336	649,403
Teledyne Technologies, Inc.*	1,454	723,670
Trimble, Inc.*	6,386	419,241
Zebra Technologies Corp., Class A*	1,170	330,595
Total Electronic Equipment, Instruments & Components		6,607,570
Energy Equipment & Services – 0.4%
Baker Hughes Co.	22,130	972,614
Halliburton Co.	42,833	1,086,673
Schlumberger NV	55,943	2,338,417
Total Energy Equipment & Services		4,397,704
Entertainment – 0.8%
Electronic Arts, Inc.	2,228	321,991
Liberty Media Corp.-Liberty Formula One, Class C*	1,525	137,265
Live Nation Entertainment, Inc.*	1,957	255,545
Netflix, Inc.*	4,423	4,124,580
Take-Two Interactive Software, Inc.*	1,295	268,389
Walt Disney Co.	30,813	3,041,243
Total Entertainment		8,149,013
Financial Services – 5.0%
Apollo Global Management, Inc.	11,521	1,577,686
Berkshire Hathaway, Inc., Class B*	44,124	23,499,560
Block, Inc.*	9,132	496,142
Corpay, Inc.*	1,564	545,398
Equitable Holdings, Inc.	17,662	920,014
Fidelity National Information Services, Inc.	15,079	1,126,100
Fiserv, Inc.*	12,083	2,668,289
Global Payments, Inc.	11,933	1,168,479
Mastercard, Inc., Class A	12,195	6,684,323
PayPal Holdings, Inc.*	28,767	1,877,047
Toast, Inc., Class A*	3,673	121,833
Visa, Inc., Class A	32,599	11,424,645
Total Financial Services		52,109,516
Investments	Shares	Value
Food Products – 0.9%
Archer-Daniels-Midland Co.	19,589	$940,468
Campbell Soup Co.	7,869	314,131
General Mills, Inc.	18,124	1,083,634
Hershey Co.	4,514	772,029
Hormel Foods Corp.	5,096	157,670
Kellanova	6,917	570,583
Kraft Heinz Co.	58,068	1,767,009
McCormick & Co., Inc., Non-Voting Shares	3,621	298,045
Mondelez International, Inc., Class A	38,658	2,622,945
Tyson Foods, Inc., Class A	6,290	401,365
Total Food Products		8,927,879
Gas Utilities – 0.0%
Atmos Energy Corp.	2,752	425,404
Ground Transportation – 0.8%
CSX Corp.	48,102	1,415,642
JB Hunt Transport Services, Inc.	1,082	160,082
Norfolk Southern Corp.	4,393	1,040,482
Old Dominion Freight Line, Inc.	2,390	395,426
Saia, Inc.*	230	80,369
Uber Technologies, Inc.*	29,270	2,132,612
Union Pacific Corp.	14,025	3,313,266
XPO, Inc.*	842	90,582
Total Ground Transportation		8,628,461
Health Care Equipment & Supplies – 2.0%
Abbott Laboratories	33,966	4,505,590
Align Technology, Inc.*	1,069	169,821
Baxter International, Inc.	18,278	625,656
Becton Dickinson & Co.	8,306	1,902,572
Boston Scientific Corp.*	18,971	1,913,795
Cooper Cos., Inc.*	2,351	198,307
Dexcom, Inc.*	2,950	201,456
Edwards Lifesciences Corp.*	9,446	684,646
GE HealthCare Technologies, Inc.	10,315	832,524
Hologic, Inc.*	4,620	285,377
IDEXX Laboratories, Inc.*	851	357,377
Insulet Corp.*	577	151,526
Intuitive Surgical, Inc.*	2,551	1,263,434
Medtronic PLC	40,100	3,603,386
ResMed, Inc.	1,989	445,238
STERIS PLC	1,536	348,134
Stryker Corp.	5,458	2,031,741
Zimmer Biomet Holdings, Inc.	6,597	746,648
Total Health Care Equipment & Supplies		20,267,228
Health Care Providers & Services – 2.3%
Cardinal Health, Inc.	6,498	895,229
Cencora, Inc.	5,039	1,401,296
Cigna Group	11,583	3,810,807
DaVita, Inc.*	1,711	261,732

See Notes to Financial Statements.

WisdomTree Trust    17

Schedule of Investments (continued) WisdomTree U.S. LargeCap Fund (EPS) March 31, 2025
Investments	Shares	Value
HCA Healthcare, Inc.	8,497	$2,936,138
Labcorp Holdings, Inc.	2,075	482,936
McKesson Corp.	2,956	1,989,358
Molina Healthcare, Inc.*	1,691	556,998
Quest Diagnostics, Inc.	2,587	437,720
UnitedHealth Group, Inc.	20,546	10,760,968
Total Health Care Providers & Services		23,533,182
Health Care REITs – 0.1%
Alexandria Real Estate Equities, Inc.	1,746	161,522
Healthpeak Properties, Inc.	5,990	121,118
Welltower, Inc.	4,329	663,246
Total Health Care REITs		945,886
Health Care Technology – 0.0%
Veeva Systems, Inc., Class A*	1,604	371,535
Hotels, Restaurants & Leisure – 1.5%
Airbnb, Inc., Class A*	5,974	713,654
Booking Holdings, Inc.	582	2,681,222
Carnival Corp.*	26,043	508,620
Cava Group, Inc.*(a)	671	57,981
Chipotle Mexican Grill, Inc.*	11,067	555,674
Darden Restaurants, Inc.	2,476	514,414
Domino’s Pizza, Inc.	439	201,699
DoorDash, Inc., Class A*	3,038	555,255
Expedia Group, Inc.	3,623	609,026
Hilton Worldwide Holdings, Inc.	3,385	770,257
Las Vegas Sands Corp.	14,686	567,320
Marriott International, Inc., Class A	4,679	1,114,538
McDonald’s Corp.	14,423	4,505,312
Royal Caribbean Cruises Ltd.	5,682	1,167,310
Texas Roadhouse, Inc.	367	61,153
Yum! Brands, Inc.	4,554	716,617
Total Hotels, Restaurants & Leisure		15,300,052
Household Durables – 0.3%
Garmin Ltd.	2,679	581,691
NVR, Inc.*	84	608,529
PulteGroup, Inc.	9,941	1,021,935
Toll Brothers, Inc.	3,624	382,658
Total Household Durables		2,594,813
Household Products – 1.1%
Church & Dwight Co., Inc.	2,687	295,812
Clorox Co.	2,097	308,783
Colgate-Palmolive Co.	13,904	1,302,805
Kimberly-Clark Corp.	8,254	1,173,884
Procter & Gamble Co.	46,690	7,956,910
Total Household Products		11,038,194
Independent Power & Renewable Electricity Producers – 0.0%
Vistra Corp.	2,225	261,304
Investments	Shares	Value
Industrial Conglomerates – 0.5%
3M Co.	16,208	$2,380,307
Honeywell International, Inc.	13,701	2,901,187
Total Industrial Conglomerates		5,281,494
Industrial REITs – 0.1%
Prologis, Inc.	13,036	1,457,294
Insurance – 3.7%
Aflac, Inc.	18,296	2,034,332
Allstate Corp.	9,953	2,060,968
American International Group, Inc.	25,689	2,233,402
Aon PLC, Class A	3,968	1,583,589
Arch Capital Group Ltd.	17,556	1,688,536
Arthur J Gallagher & Co.	3,132	1,081,292
Brown & Brown, Inc.	3,797	472,347
Chubb Ltd.	17,551	5,300,226
Cincinnati Financial Corp.	2,599	383,924
CNA Financial Corp.	11,345	576,212
Erie Indemnity Co., Class A	461	193,182
Everest Group Ltd.	2,887	1,048,934
Fidelity National Financial, Inc.	7,561	492,070
Hartford Insurance Group, Inc.	11,982	1,482,533
Loews Corp.	8,175	751,364
Markel Group, Inc.*	287	536,578
Marsh & McLennan Cos., Inc.	9,068	2,212,864
MetLife, Inc.	32,974	2,647,482
Principal Financial Group, Inc.	7,868	663,823
Progressive Corp.	14,987	4,241,471
Prudential Financial, Inc.	17,048	1,903,921
Reinsurance Group of America, Inc.	2,349	462,518
Travelers Cos., Inc.	8,102	2,142,655
Unum Group	8,015	652,902
Willis Towers Watson PLC	2,162	730,648
WR Berkley Corp.	10,286	731,952
Total Insurance		38,309,725
Interactive Media & Services – 9.0%
Alphabet, Inc., Class A	352,952	54,580,497
Meta Platforms, Inc., Class A	66,970	38,598,829
Pinterest, Inc., Class A*	3,104	96,224
Reddit, Inc., Class A*	402	42,170
Total Interactive Media & Services		93,317,720
IT Services – 1.0%
Cloudflare, Inc., Class A*	3,003	338,408
Cognizant Technology Solutions Corp., Class A	15,875	1,214,437
EPAM Systems, Inc.*	1,889	318,939
Gartner, Inc.*	1,260	528,872
GoDaddy, Inc., Class A*	5,140	925,920
International Business Machines Corp.	21,597	5,370,310
MongoDB, Inc.*	418	73,317

See Notes to Financial Statements.

18    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. LargeCap Fund (EPS) March 31, 2025
Investments	Shares	Value
Twilio, Inc., Class A*	4,626	$452,932
VeriSign, Inc.*	3,630	921,548
Total IT Services		10,144,683
Life Sciences Tools & Services – 0.8%
Agilent Technologies, Inc.	4,715	551,561
Danaher Corp.	10,937	2,242,085
Illumina, Inc.*	1,203	95,446
IQVIA Holdings, Inc.*	4,423	779,775
Mettler-Toledo International, Inc.*	166	196,031
Revvity, Inc.	1,489	157,536
Thermo Fisher Scientific, Inc.	7,759	3,860,878
Waters Corp.*	633	233,305
West Pharmaceutical Services, Inc.	646	144,627
Total Life Sciences Tools & Services		8,261,244
Machinery – 1.8%
Caterpillar, Inc.	13,656	4,503,749
Cummins, Inc.	3,822	1,197,968
Deere & Co.	7,669	3,599,445
Dover Corp.	2,895	508,594
Fortive Corp.	6,678	488,696
Graco, Inc.	2,329	194,495
IDEX Corp.	755	136,632
Illinois Tool Works, Inc.	5,910	1,465,739
Ingersoll Rand, Inc.	5,749	460,092
Nordson Corp.	633	127,689
Otis Worldwide Corp.	6,385	658,932
PACCAR, Inc.	18,914	1,841,656
Parker-Hannifin Corp.	2,450	1,489,232
Pentair PLC	955	83,543
Snap-on, Inc.	1,188	400,368
Stanley Black & Decker, Inc.	2,159	165,984
Westinghouse Air Brake Technologies Corp.	3,108	563,636
Xylem, Inc.	2,795	333,891
Total Machinery		18,220,341
Media – 0.7%
Comcast Corp., Class A	175,805	6,487,204
Omnicom Group, Inc.	2,086	172,950
Trade Desk, Inc., Class A*	2,516	137,676
Total Media		6,797,830
Metals & Mining – 0.1%
Reliance, Inc.	1,281	369,889
Steel Dynamics, Inc.	6,180	772,994
Total Metals & Mining		1,142,883
Multi-Utilities – 0.6%
Ameren Corp.	5,050	507,020
CenterPoint Energy, Inc.	12,192	441,716
CMS Energy Corp.	5,761	432,709
Consolidated Edison, Inc.	9,228	1,020,525
Dominion Energy, Inc.	8,846	495,995
Investments	Shares	Value
DTE Energy Co.	5,240	$724,535
NiSource, Inc.	7,765	311,299
Public Service Enterprise Group, Inc.	9,252	761,440
Sempra	14,818	1,057,412
WEC Energy Group, Inc.	6,277	684,067
Total Multi-Utilities		6,436,718
Oil, Gas & Consumable Fuels – 5.3%
Cheniere Energy, Inc.	7,972	1,844,721
Chevron Corp.	64,404	10,774,145
ConocoPhillips	43,555	4,574,146
Coterra Energy, Inc.	22,587	652,764
Devon Energy Corp.	39,297	1,469,708
EOG Resources, Inc.	26,229	3,363,607
Expand Energy Corp.	1,353	150,616
Exxon Mobil Corp.	157,819	18,769,414
Hess Corp.	9,836	1,571,104
Kinder Morgan, Inc.	46,616	1,329,954
Marathon Petroleum Corp.	14,752	2,149,219
Occidental Petroleum Corp.	31,842	1,571,721
ONEOK, Inc.	12,357	1,226,062
Phillips 66	15,279	1,886,651
Targa Resources Corp.	2,221	445,244
Texas Pacific Land Corp.	190	251,748
Valero Energy Corp.	13,261	1,751,380
Williams Cos., Inc.	21,604	1,291,055
Total Oil, Gas & Consumable Fuels		55,073,259
Passenger Airlines – 0.2%
Delta Air Lines, Inc.	27,294	1,190,018
United Airlines Holdings, Inc.*	14,949	1,032,229
Total Passenger Airlines		2,222,247
Personal Care Products – 0.1%
Kenvue, Inc.	44,502	1,067,158
Pharmaceuticals – 4.6%
Bristol-Myers Squibb Co.	19,918	1,214,799
Eli Lilly & Co.	16,140	13,330,188
Johnson & Johnson	83,036	13,770,690
Merck & Co., Inc.	109,732	9,849,544
Pfizer, Inc.	291,324	7,382,150
Viatris, Inc.	77,018	670,827
Zoetis, Inc.	6,932	1,141,354
Total Pharmaceuticals		47,359,552
Professional Services – 0.5%
Automatic Data Processing, Inc.	5,913	1,806,599
Booz Allen Hamilton Holding Corp.	1,799	188,139
Broadridge Financial Solutions, Inc.	1,675	406,120
Equifax, Inc.	1,194	290,811
Jacobs Solutions, Inc.	2,121	256,408
Leidos Holdings, Inc.	3,373	455,153
Paychex, Inc.	5,409	834,500
See Notes to Financial Statements.

WisdomTree Trust    19

Schedule of Investments (continued) WisdomTree U.S. LargeCap Fund (EPS) March 31, 2025
Investments	Shares	Value
SS&C Technologies Holdings, Inc.	6,770	$565,498
TransUnion	3,016	250,298
Verisk Analytics, Inc.	1,426	424,406
Total Professional Services		5,477,932
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	4,396	574,909
Zillow Group, Inc., Class C*	1,505	103,183
Total Real Estate Management & Development		678,092
Residential REITs – 0.2%
American Homes 4 Rent, Class A	3,615	136,683
AvalonBay Communities, Inc.	1,781	382,238
Camden Property Trust	904	110,559
Equity LifeStyle Properties, Inc.	2,113	140,937
Equity Residential	4,737	339,075
Essex Property Trust, Inc.	574	175,971
Invitation Homes, Inc.	5,964	207,845
Mid-America Apartment Communities, Inc.	660	110,603
Sun Communities, Inc.	1,107	142,405
UDR, Inc.	2,204	99,555
Total Residential REITs		1,845,871
Retail REITs – 0.2%
Kimco Realty Corp.	4,893	103,927
Realty Income Corp.	8,357	484,790
Regency Centers Corp.	2,191	161,608
Simon Property Group, Inc.	6,117	1,015,911
Total Retail REITs		1,766,236
Semiconductors & Semiconductor Equipment – 5.7%
Applied Materials, Inc.	20,395	2,959,722
Astera Labs, Inc.*	836	49,884
First Solar, Inc.*	3,992	504,709
KLA Corp.	2,873	1,953,065
Lam Research Corp.	27,836	2,023,677
Monolithic Power Systems, Inc.	828	480,223
NVIDIA Corp.	395,504	42,864,724
Qualcomm, Inc.	37,004	5,684,185
Skyworks Solutions, Inc.	6,434	415,829
Teradyne, Inc.	3,903	322,388
Texas Instruments, Inc.	13,885	2,495,135
Total Semiconductors & Semiconductor Equipment		59,753,541
Software – 7.8%
Adobe, Inc.*	8,034	3,081,280
ANSYS, Inc.*	1,817	575,190
AppLovin Corp., Class A*	2,052	543,718
Atlassian Corp., Class A*	2,060	437,153
Autodesk, Inc.*	3,584	938,291
Bentley Systems, Inc., Class B	5,938	233,601
Cadence Design Systems, Inc.*	2,867	729,164
Crowdstrike Holdings, Inc., Class A*	1,916	675,543
Investments	Shares	Value
Datadog, Inc., Class A*	3,123	$309,833
Docusign, Inc.*	11,672	950,101
Dynatrace, Inc.*	6,363	300,015
Fair Isaac Corp.*	253	466,573
Fortinet, Inc.*	10,541	1,014,677
Gen Digital, Inc.	27,539	730,885
Guidewire Software, Inc.*	916	171,622
HubSpot, Inc.*	538	307,354
Intuit, Inc.	3,960	2,431,400
Manhattan Associates, Inc.*	1,188	205,572
Microsoft Corp.	123,031	46,184,607
MicroStrategy, Inc., Class A*	1,356	390,894
Nutanix, Inc., Class A*	5,695	397,568
Oracle Corp.	44,766	6,258,735
Palantir Technologies, Inc., Class A*	15,331	1,293,936
Palo Alto Networks, Inc.*	12,000	2,047,680
PTC, Inc.*	2,531	392,178
Roper Technologies, Inc.	1,900	1,120,202
Salesforce, Inc.	13,178	3,536,448
ServiceNow, Inc.*	1,490	1,186,249
Synopsys, Inc.*	2,032	871,423
Tyler Technologies, Inc.*	656	381,392
Workday, Inc., Class A*	7,287	1,701,733
Zoom Communications, Inc., Class A*	12,346	910,764
Zscaler, Inc.*	1,891	375,212
Total Software		81,150,993
Specialized REITs – 0.5%
American Tower Corp.	3,516	765,082
Crown Castle, Inc.	4,836	504,056
Digital Realty Trust, Inc.	2,672	382,871
Equinix, Inc.	689	561,776
Extra Space Storage, Inc.	1,991	295,644
Gaming & Leisure Properties, Inc.	5,247	267,072
Iron Mountain, Inc.	2,910	250,376
Public Storage	2,350	703,332
SBA Communications Corp.	1,492	328,255
VICI Properties, Inc.	42,504	1,386,480
Weyerhaeuser Co.	3,050	89,304
Total Specialized REITs		5,534,248
Specialty Retail – 1.6%
AutoZone, Inc.*	366	1,395,477
Best Buy Co., Inc.	6,689	492,377
Burlington Stores, Inc.*	564	134,418
Carvana Co.*	895	187,127
Home Depot, Inc.	17,266	6,327,816
Lowe’s Cos., Inc.	12,163	2,836,777
O’Reilly Automotive, Inc.*	892	1,277,861
Ross Stores, Inc.	6,191	791,148
TJX Cos., Inc.	18,004	2,192,887

See Notes to Financial Statements.

20    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. LargeCap Fund (EPS) March 31, 2025
Investments	Shares	Value
Tractor Supply Co.	7,822	$430,992
Ulta Beauty, Inc.*	1,240	454,510
Williams-Sonoma, Inc.	2,328	368,057
Total Specialty Retail		16,889,447
Technology Hardware, Storage & Peripherals – 5.8%
Apple, Inc.	254,833	56,606,054
HP, Inc.	51,555	1,427,558
NetApp, Inc.	7,631	670,307
Pure Storage, Inc., Class A*	7,636	338,046
Sandisk Corp.*	3,594	171,111
Seagate Technology Holdings PLC	5,622	477,589
Western Digital Corp.*	10,789	436,199
Total Technology Hardware, Storage & Peripherals		60,126,864
Textiles, Apparel & Luxury Goods – 0.3%
Deckers Outdoor Corp.*	1,713	191,531
Lululemon Athletica, Inc.*	2,177	616,222
NIKE, Inc., Class B	34,980	2,220,530
Tapestry, Inc.	5,811	409,152
Total Textiles, Apparel & Luxury Goods		3,437,435
Tobacco – 1.0%
Altria Group, Inc.	76,081	4,566,381
Philip Morris International, Inc.	37,782	5,997,137
Total Tobacco		10,563,518
Trading Companies & Distributors – 0.3%
Fastenal Co.	6,302	488,720
Ferguson Enterprises, Inc.	4,008	642,202
United Rentals, Inc.	1,666	1,044,082
Watsco, Inc.	457	232,293
WW Grainger, Inc.	736	727,043
Total Trading Companies & Distributors		3,134,340
Water Utilities – 0.0%
American Water Works Co., Inc.	3,134	462,328
Wireless Telecommunication Services – 0.5%
T-Mobile U.S., Inc.	18,418	4,912,265
Total United States		1,028,543,986
Bermuda – 0.1%
Insurance – 0.1%
RenaissanceRe Holdings Ltd.	3,239	777,360
Brazil – 0.1%
Broadline Retail – 0.1%
MercadoLibre, Inc.*	378	737,429
China – 0.2%
Semiconductors & Semiconductor Equipment – 0.2%
NXP Semiconductors NV	9,420	1,790,365
Investments	Shares	Value
Ireland – 0.4%
IT Services – 0.4%
Accenture PLC, Class A	11,214	$3,499,216
South Korea – 0.0%
Broadline Retail – 0.0%
Coupang, Inc.*	16,782	368,029
Switzerland – 0.1%
Electronic Equipment, Instruments & Components – 0.1%
TE Connectivity PLC	9,087	1,284,175
United Kingdom – 0.0%
Hotels, Restaurants & Leisure – 0.0%
Flutter Entertainment PLC*	1,467	325,014
TOTAL COMMON STOCKS (Cost: $820,742,037)		1,037,325,574
EXCHANGE-TRADED FUNDS – 0.1%
United States – 0.1%
WisdomTree U.S. High Dividend Fund(b) (Cost: $917,483)	10,196	1,011,035
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(c) (Cost: $366,964)	366,964	366,964
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
United States – 0.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c) (Cost: $441,297)	441,297	441,297
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $822,467,781)		1,039,144,870
Other Assets less Liabilities – 0.0%		172,402
NET ASSETS – 100.0%		$1,039,317,272

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,178,756 and the total market value of the collateral held by the Fund was $1,199,929. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $758,632.

(b)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)   Rate shown represents annualized 7-day yield as of March 31, 2025.

See Notes to Financial Statements.

WisdomTree Trust    21

Schedule of Investments (concluded) WisdomTree U.S. LargeCap Fund (EPS) March 31, 2025

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2025 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2025	Dividend Income
WisdomTree U.S. High Dividend Fund	$691,373	$7,100,581	$6,810,571	$23,637	$6,015	$1,011,035	$58,038

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,037,325,574	$—	$—	$1,037,325,574
Exchange-Traded Fund	1,011,035	—	—	1,011,035
Mutual Fund	—	366,964	—	366,964
Investment of Cash Collateral for Securities Loaned	—	441,297	—	441,297
Total Investments in Securities	$1,038,336,609	$808,261	$—	$1,039,144,870

See Notes to Financial Statements.

22    WisdomTree Trust

Schedule of Investments WisdomTree U.S. MidCap Dividend Fund (DON) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 99.5%
Aerospace & Defense – 1.0%
BWX Technologies, Inc.	75,493	$7,447,384
Curtiss-Wright Corp.	19,647	6,233,404
Hexcel Corp.	73,442	4,021,684
Moog, Inc., Class A	22,731	3,940,419
Textron, Inc.	99,128	7,161,998
Woodward, Inc.(a)	39,523	7,212,552
Total Aerospace & Defense		36,017,441
Air Freight & Logistics – 0.9%
CH Robinson Worldwide, Inc.	175,159	17,936,281
Expeditors International of Washington, Inc.	116,259	13,980,145
Total Air Freight & Logistics		31,916,426
Automobile Components – 0.7%
BorgWarner, Inc.	232,952	6,674,075
Gentex Corp.	384,324	8,954,749
Lear Corp.	116,928	10,315,388
Total Automobile Components		25,944,212
Automobiles – 0.2%
Thor Industries, Inc.(a)	79,952	6,061,161
Banks – 8.2%
Ameris Bancorp	41,795	2,406,138
Bank OZK	237,703	10,328,195
BOK Financial Corp.	76,067	7,922,378
Cadence Bank	434,070	13,178,365
Columbia Banking System, Inc.	590,021	14,715,124
Comerica, Inc.	314,989	18,603,250
Commerce Bancshares, Inc.	180,832	11,253,175
Cullen/Frost Bankers, Inc.	153,936	19,272,787
East West Bancorp, Inc.	251,899	22,610,454
First Financial Bankshares, Inc.	159,319	5,722,739
First Horizon Corp.	902,054	17,517,889
FNB Corp.	641,191	8,624,019
Glacier Bancorp, Inc.	160,440	7,094,657
Hancock Whitney Corp.	142,827	7,491,276
Home BancShares, Inc.	458,354	12,957,668
Old National Bancorp	469,795	9,954,956
Pinnacle Financial Partners, Inc.	42,905	4,549,646
Prosperity Bancshares, Inc.	159,372	11,374,380
ServisFirst Bancshares, Inc.	45,008	3,717,661
SouthState Corp.	91,152	8,460,729
Synovus Financial Corp.	235,992	11,030,266
UMB Financial Corp.	39,494	3,992,843
United Bankshares, Inc.	285,203	9,887,988
Valley National Bancorp	1,392,940	12,383,237
Webster Financial Corp.	269,716	13,903,860
Western Alliance Bancorp	108,680	8,349,884
Investments	Shares	Value
Wintrust Financial Corp.	57,561	$6,473,310
Zions Bancorp NA	257,505	12,839,199
Total Banks		296,616,073
Beverages – 1.3%
Coca-Cola Consolidated, Inc.	6,883	9,292,050
Molson Coors Beverage Co., Class B	366,888	22,332,473
Primo Brands Corp.(a)	397,344	14,101,738
Total Beverages		45,726,261
Broadline Retail – 0.4%
Dillard’s, Inc., Class A	40,152	14,379,636
Building Products – 2.2%
AAON, Inc.(a)	42,002	3,281,616
Advanced Drainage Systems, Inc.(a)	42,590	4,627,404
AO Smith Corp.	157,806	10,314,200
Armstrong World Industries, Inc.	43,806	6,171,389
CSW Industrials, Inc.	8,762	2,554,298
Fortune Brands Innovations, Inc.	114,762	6,986,711
Masco Corp.	297,638	20,697,747
Owens Corning	68,461	9,777,600
Simpson Manufacturing Co., Inc.	26,692	4,192,779
UFP Industries, Inc.	52,951	5,667,875
Zurn Elkay Water Solutions Corp.	139,097	4,587,419
Total Building Products		78,859,038
Capital Markets – 4.7%
Affiliated Managers Group, Inc.	15,765	2,648,993
BGC Group, Inc., Class A	236,343	2,167,265
Blue Owl Capital, Inc.(a)	1,018,235	20,405,429
Carlyle Group, Inc.	553,543	24,128,939
Cohen & Steers, Inc.	107,238	8,605,850
Evercore, Inc., Class A	37,765	7,542,426
FactSet Research Systems, Inc.	20,319	9,237,830
Hamilton Lane, Inc., Class A	38,904	5,783,858
Houlihan Lokey, Inc.	58,585	9,461,478
Jefferies Financial Group, Inc.	221,662	11,874,433
Lazard, Inc.(a)	284,302	12,310,277
MarketAxess Holdings, Inc.	28,095	6,078,353
Moelis & Co., Class A	135,493	7,907,371
Morningstar, Inc.	22,427	6,725,185
Piper Sandler Cos.	17,870	4,425,684
SEI Investments Co.	133,848	10,390,620
StepStone Group, Inc., Class A	103,150	5,387,525
Stifel Financial Corp.	95,497	9,001,547
TPG, Inc.	138,888	6,587,458
Total Capital Markets		170,670,521
Chemicals – 3.1%
Avient Corp.	156,652	5,821,188
Balchem Corp.	23,983	3,981,178
Cabot Corp.	69,896	5,811,153
CF Industries Holdings, Inc.	250,152	19,549,379

See Notes to Financial Statements.

WisdomTree Trust    23

Schedule of Investments (continued) WisdomTree U.S. MidCap Dividend Fund (DON) March 31, 2025
Investments	Shares	Value
Eastman Chemical Co.	235,164	$20,720,300
Element Solutions, Inc.	316,910	7,165,335
FMC Corp.	318,468	13,436,165
NewMarket Corp.	19,181	10,865,078
Olin Corp.	186,233	4,514,288
RPM International, Inc.	179,206	20,730,550
Total Chemicals		112,594,614
Commercial Services & Supplies – 0.3%
MSA Safety, Inc.	50,004	7,335,087
Tetra Tech, Inc.	135,897	3,974,987
Total Commercial Services & Supplies		11,310,074
Communications Equipment – 0.5%
Juniper Networks, Inc.	520,070	18,821,333
Construction & Engineering – 0.6%
AECOM	88,303	8,188,337
Arcosa, Inc.	25,505	1,966,946
Comfort Systems USA, Inc.	18,232	5,876,720
Valmont Industries, Inc.	17,845	5,092,428
Total Construction & Engineering		21,124,431
Construction Materials – 0.1%
Eagle Materials, Inc.(a)	18,472	4,099,491
Consumer Finance – 0.9%
FirstCash Holdings, Inc.	42,207	5,078,346
OneMain Holdings, Inc.	396,440	19,377,987
SLM Corp.(a)	262,473	7,708,832
Total Consumer Finance		32,165,165
Consumer Staples Distribution & Retail – 0.8%
Albertsons Cos., Inc., Class A	937,048	20,605,685
Casey’s General Stores, Inc.(a)	20,466	8,883,063
Total Consumer Staples Distribution & Retail		29,488,748
Containers & Packaging – 2.7%
AptarGroup, Inc.	72,067	10,693,301
Avery Dennison Corp.	90,911	16,179,431
Ball Corp.	264,993	13,798,186
Berry Global Group, Inc.	144,478	10,086,009
Crown Holdings, Inc.	97,598	8,711,597
Graphic Packaging Holding Co.	418,611	10,867,142
Sealed Air Corp.	238,605	6,895,684
Silgan Holdings, Inc.	161,757	8,269,018
Sonoco Products Co.	263,642	12,454,448
Total Containers & Packaging		97,954,816
Distributors – 0.3%
Pool Corp.(a)	34,320	10,925,772
Diversified Consumer Services – 1.2%
ADT, Inc.	1,678,059	13,659,400
H&R Block, Inc.	345,930	18,995,017
Service Corp. International	139,850	11,215,970
Total Diversified Consumer Services		43,870,387
Investments	Shares	Value
Diversified REITs – 1.0%
Essential Properties Realty Trust, Inc.	93,848	$3,063,199
WP Carey, Inc.	497,410	31,391,545
Total Diversified REITs		34,454,744
Electric Utilities – 5.0%
Alliant Energy Corp.	493,129	31,732,851
Evergy, Inc.(a)	772,677	53,276,079
IDACORP, Inc.	109,500	12,726,090
OGE Energy Corp.	675,327	31,038,029
Pinnacle West Capital Corp.	380,048	36,199,572
Portland General Electric Co.	347,277	15,488,554
Total Electric Utilities		180,461,175
Electrical Equipment – 0.3%
Acuity, Inc.	15,666	4,125,641
Regal Rexnord Corp.	43,909	4,999,040
Total Electrical Equipment		9,124,681
Electronic Equipment, Instruments & Components – 1.2%
Avnet, Inc.	161,647	7,773,604
Badger Meter, Inc.	25,101	4,775,465
Belden, Inc.	21,535	2,158,884
Cognex Corp.	136,497	4,071,706
Jabil, Inc.	59,638	8,114,943
Littelfuse, Inc.	24,388	4,798,095
TD SYNNEX Corp.	80,767	8,396,537
Vontier Corp.	80,859	2,656,218
Total Electronic Equipment, Instruments & Components		42,745,452
Energy Equipment & Services – 0.4%
ChampionX Corp.	212,672	6,337,626
NOV, Inc.	557,910	8,491,390
Total Energy Equipment & Services		14,829,016
Entertainment – 0.2%
Warner Music Group Corp., Class A	252,610	7,919,324
Financial Services – 2.3%
Enact Holdings, Inc.	295,795	10,278,876
Equitable Holdings, Inc.	385,915	20,102,312
Jack Henry & Associates, Inc.(a)	57,283	10,459,876
Jackson Financial, Inc., Class A	126,950	10,635,871
MGIC Investment Corp.	476,418	11,805,638
PennyMac Financial Services, Inc.	39,006	3,904,891
Radian Group, Inc.	258,093	8,535,135
Voya Financial, Inc.	131,802	8,930,904
Total Financial Services		84,653,503
Food Products – 5.2%
Cal-Maine Foods, Inc.	145,828	13,255,765
Campbell Soup Co.	649,190	25,915,665
Conagra Brands, Inc.	1,489,118	39,714,777
Flowers Foods, Inc.	688,684	13,091,883
Hormel Foods Corp.	1,214,751	37,584,396

See Notes to Financial Statements.

24    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. MidCap Dividend Fund (DON) March 31, 2025
Investments	Shares	Value
Ingredion, Inc.	134,988	$18,251,727
J M Smucker Co.	248,871	29,468,815
Lancaster Colony Corp.	60,437	10,576,475
Total Food Products		187,859,503
Gas Utilities – 2.2%
National Fuel Gas Co.	297,396	23,550,789
New Jersey Resources Corp.	336,768	16,521,838
Southwest Gas Holdings, Inc.	227,703	16,349,076
UGI Corp.(a)	716,098	23,681,361
Total Gas Utilities		80,103,064
Ground Transportation – 0.6%
Landstar System, Inc.	47,654	7,157,631
Ryder System, Inc.	85,491	12,294,461
Schneider National, Inc., Class B	133,946	3,060,666
Total Ground Transportation		22,512,758
Health Care Equipment & Supplies – 0.6%
Baxter International, Inc.	673,095	23,040,042
Health Care Providers & Services – 1.3%
Chemed Corp.	8,397	5,166,842
Encompass Health Corp.	78,649	7,965,571
Ensign Group, Inc.	29,683	3,840,980
Quest Diagnostics, Inc.	133,095	22,519,674
Universal Health Services, Inc., Class B	32,287	6,066,727
Total Health Care Providers & Services		45,559,794
Health Care REITs – 0.3%
CareTrust REIT, Inc.	91,295	2,609,211
Healthcare Realty Trust, Inc.	542,560	9,169,264
Total Health Care REITs		11,778,475
Hotel & Resort REITs – 0.5%
Host Hotels & Resorts, Inc.	886,648	12,599,268
Ryman Hospitality Properties, Inc.	66,300	6,062,472
Total Hotel & Resort REITs		18,661,740
Hotels, Restaurants & Leisure – 2.5%
Aramark(a)	206,404	7,125,066
Boyd Gaming Corp.	77,030	5,070,885
Choice Hotels International, Inc.	34,018	4,516,910
Churchill Downs, Inc.	38,092	4,230,878
Domino’s Pizza, Inc.	30,546	14,034,360
Hyatt Hotels Corp., Class A(a)	23,109	2,830,852
Texas Roadhouse, Inc.	81,437	13,569,847
Vail Resorts, Inc.	112,034	17,927,681
Wingstop, Inc.	15,170	3,422,049
Wyndham Hotels & Resorts, Inc.	123,863	11,210,840
Wynn Resorts Ltd.(a)	88,978	7,429,663
Total Hotels, Restaurants & Leisure		91,369,031
Household Durables – 1.3%
Installed Building Products, Inc.	19,353	3,318,265
KB Home	78,310	4,551,377
Investments	Shares	Value
Meritage Homes Corp.	89,783	$6,363,819
Somnigroup International, Inc.(a)	131,819	7,893,322
Toll Brothers, Inc.	69,108	7,297,114
Whirlpool Corp.(a)	183,496	16,538,495
Total Household Durables		45,962,392
Household Products – 0.5%
Reynolds Consumer Products, Inc.	681,716	16,265,744
Independent Power & Renewable Electricity Producers – 0.2%
Clearway Energy, Inc., Class C	283,726	8,588,386
Independent Power and Renewable Electricity Producers – 0.2%
Clearway Energy, Inc., Class A	119,305	3,395,420
Ormat Technologies, Inc.	46,892	3,318,547
Total Independent Power and Renewable Electricity Producers		6,713,967
Industrial REITs – 0.9%
Americold Realty Trust, Inc.	157,849	3,387,440
EastGroup Properties, Inc.	44,441	7,828,282
First Industrial Realty Trust, Inc.	71,819	3,875,353
Lineage, Inc.	122,377	7,174,964
Rexford Industrial Realty, Inc.	110,314	4,318,793
STAG Industrial, Inc.	102,036	3,685,540
Terreno Realty Corp.	53,087	3,356,160
Total Industrial REITs		33,626,532
Insurance – 8.4%
American Financial Group, Inc.	283,481	37,232,395
Assurant, Inc.	65,946	13,832,173
CNA Financial Corp.	899,987	45,710,340
F&G Annuities & Life, Inc.	149,859	5,402,417
Fidelity National Financial, Inc.	515,289	33,535,008
First American Financial Corp.	195,086	12,803,494
Globe Life, Inc.	52,718	6,944,015
Hanover Insurance Group, Inc.	67,506	11,742,669
Kemper Corp.	105,777	7,071,192
Kinsale Capital Group, Inc.	12,421	6,045,425
Lincoln National Corp.	523,286	18,791,200
Loews Corp.	114,146	10,491,159
Old Republic International Corp.	651,731	25,560,890
Primerica, Inc.	36,965	10,517,651
Reinsurance Group of America, Inc.	63,198	12,443,686
RLI Corp.	60,533	4,862,616
Ryan Specialty Holdings, Inc.	68,507	5,060,612
Selective Insurance Group, Inc.	59,192	5,418,436
Unum Group	362,767	29,551,000
Total Insurance		303,016,378
Leisure Products – 0.8%
Brunswick Corp.	110,163	5,932,277
Hasbro, Inc.	365,395	22,468,139
Total Leisure Products		28,400,416
See Notes to Financial Statements.

WisdomTree Trust    25

Schedule of Investments (continued) WisdomTree U.S. MidCap Dividend Fund (DON) March 31, 2025
Investments	Shares	Value
Life Sciences Tools & Services – 0.4%
Bio-Techne Corp.	80,912	$4,743,871
Bruker Corp.	74,406	3,105,706
Revvity, Inc.	64,906	6,867,055
Total Life Sciences Tools & Services		14,716,632
Machinery – 5.0%
AGCO Corp.(a)	180,163	16,677,689
Allison Transmission Holdings, Inc.	82,818	7,923,198
Crane Co.	34,470	5,280,115
Donaldson Co., Inc.	182,389	12,231,006
Esab Corp.	31,243	3,639,810
Federal Signal Corp.	47,075	3,462,366
Flowserve Corp.	187,840	9,174,106
Franklin Electric Co., Inc.	56,601	5,313,702
Graco, Inc.	134,034	11,193,179
IDEX Corp.	62,440	11,299,767
ITT, Inc.	69,770	9,011,493
Kadant, Inc.(a)	7,344	2,474,267
Lincoln Electric Holdings, Inc.	55,687	10,533,753
Mueller Industries, Inc.	93,842	7,145,130
Nordson Corp.	48,777	9,839,296
Oshkosh Corp.	79,768	7,504,573
Stanley Black & Decker, Inc.	362,905	27,900,136
Timken Co.	98,842	7,103,775
Toro Co.	122,040	8,878,410
Watts Water Technologies, Inc., Class A	28,689	5,850,261
Total Machinery		182,436,032
Marine Transportation – 0.1%
Matson, Inc.	31,522	4,040,175
Media – 2.1%
Interpublic Group of Cos., Inc.	1,035,233	28,116,928
New York Times Co., Class A	175,316	8,695,674
News Corp., Class B	135,273	4,108,241
News Corp., Class A	217,301	5,914,933
Nexstar Media Group, Inc.	85,580	15,337,648
Paramount Global, Class B(a)	861,132	10,299,139
Paramount Global, Class A	108,446	2,467,146
Total Media		74,939,709
Metals & Mining – 1.2%
Alcoa Corp.	175,814	5,362,327
Carpenter Technology Corp.	28,402	5,145,875
Commercial Metals Co.	111,122	5,112,723
Reliance, Inc.	51,616	14,904,120
Royal Gold, Inc.	83,643	13,676,467
Total Metals & Mining		44,201,512
Multi-Utilities – 0.9%
NiSource, Inc.	789,994	31,670,859
Investments	Shares	Value
Office REITs – 0.6%
BXP, Inc.	246,122	$16,536,937
Cousins Properties, Inc.	83,548	2,464,666
Kilroy Realty Corp.	64,052	2,098,344
SL Green Realty Corp.	37,789	2,180,425
Total Office REITs		23,280,372
Oil, Gas & Consumable Fuels – 5.5%
Antero Midstream Corp.	1,642,843	29,571,174
APA Corp.(a)	1,035,979	21,776,279
California Resources Corp.	185,568	8,159,425
Chord Energy Corp.	160,301	18,069,129
Civitas Resources, Inc.	279,306	9,744,986
DT Midstream, Inc.	262,705	25,345,778
Magnolia Oil & Gas Corp., Class A(a)	301,503	7,615,966
Matador Resources Co.	165,513	8,456,059
Murphy Oil Corp.(a)	385,971	10,961,576
Ovintiv, Inc.	481,837	20,622,624
Permian Resources Corp.	1,747,693	24,205,548
Range Resources Corp.	192,181	7,673,787
SM Energy Co.	180,060	5,392,797
Total Oil, Gas & Consumable Fuels		197,595,128
Paper & Forest Products – 0.2%
Louisiana-Pacific Corp.	71,261	6,554,587
Pharmaceuticals – 0.7%
Viatris, Inc.	2,691,080	23,439,307
Professional Services – 2.1%
Dun & Bradstreet Holdings, Inc.	569,091	5,087,674
Exponent, Inc.	53,790	4,360,217
Jacobs Solutions, Inc.	106,305	12,851,211
KBR, Inc.	109,690	5,463,659
Paycom Software, Inc.(a)	30,160	6,589,357
Robert Half, Inc.	198,603	10,833,794
Science Applications International Corp.	52,690	5,915,506
SS&C Technologies Holdings, Inc.	212,828	17,777,523
TriNet Group, Inc.	53,101	4,207,723
UL Solutions, Inc., Class A	69,519	3,920,872
Total Professional Services		77,007,536
Residential REITs – 2.0%
American Homes 4 Rent, Class A	449,442	16,993,402
Camden Property Trust	76,551	9,362,187
Equity LifeStyle Properties, Inc.	211,498	14,106,917
Independence Realty Trust, Inc.	117,929	2,503,633
Sun Communities, Inc.	86,158	11,083,365
UDR, Inc.	364,702	16,473,589
Total Residential REITs		70,523,093
Retail REITs – 2.5%
Agree Realty Corp.	135,432	10,453,996
Brixmor Property Group, Inc.	471,124	12,508,342
Federal Realty Investment Trust	138,415	13,539,755

See Notes to Financial Statements.

26    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. MidCap Dividend Fund (DON) March 31, 2025
Investments	Shares	Value
Kimco Realty Corp.	901,307	$19,143,761
NNN REIT, Inc.	479,136	20,435,150
Phillips Edison & Co., Inc.	60,406	2,204,215
Regency Centers Corp.	181,227	13,367,304
Total Retail REITs		91,652,523
Semiconductors & Semiconductor Equipment – 1.1%
Amkor Technology, Inc.	256,531	4,632,950
MKS Instruments, Inc.	47,380	3,797,507
Skyworks Solutions, Inc.	317,807	20,539,866
Teradyne, Inc.	80,999	6,690,517
Universal Display Corp.	40,676	5,673,489
Total Semiconductors & Semiconductor Equipment		41,334,329
Software – 1.1%
Bentley Systems, Inc., Class B	151,252	5,950,254
Dolby Laboratories, Inc., Class A	82,550	6,629,590
Gen Digital, Inc.	624,191	16,566,029
InterDigital, Inc.	29,884	6,178,517
Pegasystems, Inc.	44,350	3,083,212
Total Software		38,407,602
Specialized REITs – 2.5%
CubeSmart	495,032	21,142,817
Gaming & Leisure Properties, Inc.	904,506	46,039,356
Lamar Advertising Co., Class A	199,803	22,733,585
Rayonier, Inc.	77,457	2,159,501
Total Specialized REITs		92,075,259
Specialty Retail – 1.8%
Bath & Body Works, Inc.	325,936	9,882,380
Dick’s Sporting Goods, Inc.	79,381	16,000,034
Gap, Inc.	580,641	11,967,011
Group 1 Automotive, Inc.	8,039	3,070,496
Lithia Motors, Inc.	13,958	4,097,231
Murphy USA, Inc.	10,792	5,070,190
Penske Automotive Group, Inc.	108,182	15,576,044
Total Specialty Retail		65,663,386
Textiles, Apparel & Luxury Goods – 1.7%
Columbia Sportswear Co.	68,178	5,160,393
Kontoor Brands, Inc.	129,410	8,299,063
Levi Strauss & Co., Class A	285,023	4,443,508
PVH Corp.	29,281	1,892,724
Ralph Lauren Corp.	58,461	12,904,681
Tapestry, Inc.	325,131	22,892,474
VF Corp.(a)	490,459	7,611,924
Total Textiles, Apparel & Luxury Goods		63,204,767
Investments	Shares	Value
Trading Companies & Distributors – 1.4%
Air Lease Corp.	152,263	$7,355,826
Applied Industrial Technologies, Inc.	26,950	6,072,913
Boise Cascade Co.	25,672	2,518,167
GATX Corp.	42,019	6,524,290
Herc Holdings, Inc.(a)	28,742	3,859,188
MSC Industrial Direct Co., Inc., Class A	158,579	12,316,831
Rush Enterprises, Inc., Class B	42,669	2,411,652
Rush Enterprises, Inc., Class A	80,937	4,322,845
WESCO International, Inc.	32,454	5,040,106
Total Trading Companies & Distributors		50,421,818
Water Utilities – 0.6%
Essential Utilities, Inc.	575,319	22,742,360
Total United States		3,602,098,703
Puerto Rico – 0.3%
Banks – 0.3%
Popular, Inc.	121,774	11,248,265
TOTAL COMMON STOCKS (Cost: $3,298,720,360)		3,613,346,968
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree US LargeCap Dividend Fund(a)(b) (Cost: $3,736,412)	48,433	3,844,127
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(c) (Cost: $1,691,898)	1,691,898	1,691,898
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
United States – 0.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c) (Cost: $19,668,094)	19,668,094	19,668,094
TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $3,323,816,764)		3,638,551,087
Other Liabilities less Assets – (0.4)%		(15,117,416)
NET ASSETS – 100.0%		$3,623,433,671

(a)   Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $112,979,442 and the total market value of the collateral held by the Fund was $115,420,563. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $95,752,469.

(b)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)   Rate shown represents annualized 7-day yield as of March 31, 2025.

See Notes to Financial Statements.

WisdomTree Trust    27

Schedule of Investments (concluded) WisdomTree U.S. MidCap Dividend Fund (DON) March 31, 2025

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2025 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2025	Dividend Income
WisdomTree US LargeCap Dividend Fund	$—	$43,786,168	$40,393,822	$344,066	$107,715	$3,844,127	$123,267

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,613,346,968	$—	$—	$3,613,346,968
Exchange-Traded Fund	3,844,127	—	—	3,844,127
Mutual Fund	—	1,691,898	—	1,691,898
Investment of Cash Collateral for Securities Loaned	—	19,668,094	—	19,668,094
Total Investments in Securities	$3,617,191,095	$21,359,992	$—	$3,638,551,087

See Notes to Financial Statements.

28    WisdomTree Trust

Schedule of Investments WisdomTree U.S. MidCap Fund (EZM) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 99.6%
United States – 97.7%
Aerospace & Defense – 0.7%
AeroVironment, Inc.*	2,134	$254,351
BWX Technologies, Inc.	9,285	915,965
Hexcel Corp.	9,259	507,023
Kratos Defense & Security Solutions, Inc.*	10,750	319,168
Leonardo DRS, Inc.	24,600	808,848
Loar Holdings, Inc.*(a)	5,888	415,987
Moog, Inc., Class A	4,612	799,490
Woodward, Inc.	7,504	1,369,405
Total Aerospace & Defense		5,390,237
Air Freight & Logistics – 0.3%
CH Robinson Worldwide, Inc.	15,566	1,593,959
GXO Logistics, Inc.*	21,828	853,038
Total Air Freight & Logistics		2,446,997
Automobile Components – 1.0%
BorgWarner, Inc.	103,988	2,979,256
Dorman Products, Inc.*	5,247	632,473
Gentex Corp.	52,723	1,228,446
Lear Corp.	27,186	2,398,349
Modine Manufacturing Co.*	5,137	394,265
Total Automobile Components		7,632,789
Automobiles – 0.3%
Harley-Davidson, Inc.	66,858	1,688,165
Thor Industries, Inc.	9,652	731,718
Total Automobiles		2,419,883
Banks – 6.7%
Ameris Bancorp	17,953	1,033,554
Associated Banc-Corp.	47,161	1,062,537
Atlantic Union Bankshares Corp.	20,920	651,449
Axos Financial, Inc.*	22,036	1,421,763
BancFirst Corp.	6,426	706,025
Bank OZK	53,929	2,343,215
BOK Financial Corp.	14,969	1,559,021
Cadence Bank	14,299	434,118
Cathay General Bancorp	22,083	950,231
Columbia Banking System, Inc.	62,145	1,549,896
Comerica, Inc.	28,401	1,677,363
Commerce Bancshares, Inc.	26,833	1,669,818
Cullen/Frost Bankers, Inc.	13,950	1,746,540
Eastern Bankshares, Inc.	24,805	406,802
First Financial Bankshares, Inc.	19,137	687,401
First Horizon Corp.	139,819	2,715,285
First Interstate BancSystem, Inc., Class A	25,677	735,646
FNB Corp.	117,260	1,577,147
Fulton Financial Corp.	48,339	874,452
Glacier Bancorp, Inc.	11,964	529,048
Hancock Whitney Corp.	28,464	1,492,937
Home BancShares, Inc.	48,406	1,368,438
Investments	Shares	Value
Old National Bancorp	90,985	$1,927,972
Pinnacle Financial Partners, Inc.	15,613	1,655,602
Prosperity Bancshares, Inc.	20,008	1,427,971
ServisFirst Bancshares, Inc.	8,213	678,394
SouthState Corp.	16,908	1,569,401
Synovus Financial Corp.	39,441	1,843,472
Texas Capital Bancshares, Inc.*	3,831	286,176
UMB Financial Corp.	13,361	1,350,797
United Bankshares, Inc.	31,983	1,108,851
United Community Banks, Inc.	27,893	784,630
Valley National Bancorp	128,597	1,143,227
Webster Financial Corp.	57,462	2,962,166
Western Alliance Bancorp	28,650	2,201,179
Wintrust Financial Corp.	16,906	1,901,249
Zions Bancorp NA	40,888	2,038,676
Total Banks		50,072,449
Beverages – 1.7%
Brown-Forman Corp., Class B	90,085	3,057,485
Celsius Holdings, Inc.*	22,330	795,395
Coca-Cola Consolidated, Inc.	2,106	2,843,100
Molson Coors Beverage Co., Class B	75,411	4,590,268
National Beverage Corp.	13,599	564,902
Primo Brands Corp.	21,796	773,540
Total Beverages		12,624,690
Biotechnology – 2.1%
ADMA Biologics, Inc.*	18,774	372,476
Alkermes PLC*	41,864	1,382,349
Arcellx, Inc.*	4,211	276,242
BioMarin Pharmaceutical, Inc.*	18,788	1,328,124
Blueprint Medicines Corp.*	4,379	387,585
Exact Sciences Corp.*	12,519	541,947
Exelixis, Inc.*	48,858	1,803,837
Halozyme Therapeutics, Inc.*	37,711	2,406,339
Ionis Pharmaceuticals, Inc.*	12,164	366,988
Krystal Biotech, Inc.*	2,367	426,770
Neurocrine Biosciences, Inc.*	11,200	1,238,720
Roivant Sciences Ltd.*(a)	484,375	4,887,344
Sarepta Therapeutics, Inc.*	7,291	465,312
Total Biotechnology		15,884,033
Broadline Retail – 0.9%
Dillard’s, Inc., Class A	5,062	1,812,854
Etsy, Inc.*	16,806	792,907
Macy’s, Inc.	167,246	2,100,610
Nordstrom, Inc.	52,208	1,276,485
Ollie’s Bargain Outlet Holdings, Inc.*	7,536	876,889
Total Broadline Retail		6,859,745
Building Products – 2.0%
AAON, Inc.	5,930	463,311
Advanced Drainage Systems, Inc.	14,051	1,526,641
Allegion PLC	17,195	2,243,260
AO Smith Corp.	28,523	1,864,263

See Notes to Financial Statements.

WisdomTree Trust    29

Schedule of Investments (continued) WisdomTree U.S. MidCap Fund (EZM) March 31, 2025
Investments	Shares	Value
Armstrong World Industries, Inc.	6,447	$908,253
AZEK Co., Inc.*	12,896	630,486
CSW Industrials, Inc.	1,344	391,803
Fortune Brands Innovations, Inc.	24,180	1,472,078
Griffon Corp.	11,222	802,373
Resideo Technologies, Inc.*	42,939	760,020
Simpson Manufacturing Co., Inc.	6,565	1,031,230
Trex Co., Inc.*	11,607	674,367
UFP Industries, Inc.	12,947	1,385,847
Zurn Elkay Water Solutions Corp.	19,665	648,552
Total Building Products		14,802,484
Capital Markets – 2.7%
Affiliated Managers Group, Inc.	16,790	2,821,224
Cohen & Steers, Inc.	5,542	444,746
Evercore, Inc., Class A	4,355	869,781
Hamilton Lane, Inc., Class A	4,885	726,253
Houlihan Lokey, Inc.	7,560	1,220,940
Invesco Ltd.	155,896	2,364,942
Janus Henderson Group PLC	43,318	1,565,946
Lazard, Inc.	13,801	597,583
MarketAxess Holdings, Inc.	4,165	901,098
Moelis & Co., Class A	5,725	334,111
Piper Sandler Cos.	2,444	605,281
PJT Partners, Inc., Class A	3,388	467,137
SEI Investments Co.	24,735	1,920,178
StepStone Group, Inc., Class A	6,241	325,967
Stifel Financial Corp.	22,800	2,149,128
TPG, Inc.	37,514	1,779,289
Victory Capital Holdings, Inc., Class A	18,670	1,080,433
Total Capital Markets		20,174,037
Chemicals – 1.6%
Ashland, Inc.	11,058	655,629
Avient Corp.	19,226	714,438
Axalta Coating Systems Ltd.*	42,223	1,400,537
Balchem Corp.	3,066	508,956
Cabot Corp.	13,908	1,156,311
Eastman Chemical Co.	31,838	2,805,246
Element Solutions, Inc.	46,465	1,050,574
FMC Corp.	21,859	922,231
HB Fuller Co.	11,753	659,579
NewMarket Corp.	2,902	1,643,838
Olin Corp.	11,759	285,038
Scotts Miracle-Gro Co.	6,615	363,097
Total Chemicals		12,165,474
Commercial Services & Supplies – 0.5%
Brink’s Co.	13,209	1,138,087
Casella Waste Systems, Inc., Class A*	4,621	515,288
GEO Group, Inc.*	15,202	444,050
MSA Safety, Inc.	6,065	889,675
Tetra Tech, Inc.	29,844	872,937
Total Commercial Services & Supplies		3,860,037
Investments	Shares	Value
Communications Equipment – 0.4%
Ciena Corp.*	15,318	$925,667
Juniper Networks, Inc.	57,467	2,079,731
Lumentum Holdings, Inc.*(a)	4,212	262,576
Total Communications Equipment		3,267,974
Construction & Engineering – 1.0%
API Group Corp.*	45,326	1,620,858
Arcosa, Inc.	5,696	439,275
Construction Partners, Inc., Class A*	3,021	217,119
Dycom Industries, Inc.*	4,608	701,983
Fluor Corp.*	28,975	1,037,884
Granite Construction, Inc.	4,034	304,164
MasTec, Inc.*	6,664	777,755
Primoris Services Corp.	8,650	496,596
Sterling Infrastructure, Inc.*	3,356	379,933
Valmont Industries, Inc.	3,642	1,039,318
WillScot Holdings Corp.	27,201	756,188
Total Construction & Engineering		7,771,073
Construction Materials – 0.3%
Eagle Materials, Inc.	6,310	1,400,378
Knife River Corp.*	7,334	661,600
Total Construction Materials		2,061,978
Consumer Finance – 0.9%
Credit Acceptance Corp.*	1,518	783,819
FirstCash Holdings, Inc.	10,393	1,250,486
OneMain Holdings, Inc.	40,594	1,984,235
SLM Corp.	90,651	2,662,420
Total Consumer Finance		6,680,960
Consumer Staples Distribution & Retail – 2.1%
Albertsons Cos., Inc., Class A	281,826	6,197,354
BJ’s Wholesale Club Holdings, Inc.*	21,855	2,493,655
Maplebear, Inc.*	17,388	693,607
Walgreens Boots Alliance, Inc.	568,316	6,348,090
Total Consumer Staples Distribution & Retail		15,732,706
Containers & Packaging – 1.9%
AptarGroup, Inc.	8,262	1,225,916
Berry Global Group, Inc.	44,168	3,083,368
Crown Holdings, Inc.	29,509	2,633,973
Graphic Packaging Holding Co.	101,789	2,642,442
Sealed Air Corp.	47,999	1,387,171
Silgan Holdings, Inc.	24,473	1,251,060
Sonoco Products Co.	35,094	1,657,841
Total Containers & Packaging		13,881,771
Diversified Consumer Services – 1.5%
ADT, Inc.	369,943	3,011,336
Bright Horizons Family Solutions, Inc.*	6,322	803,147
Duolingo, Inc.*	2,535	787,219
Frontdoor, Inc.*	16,362	628,628
Grand Canyon Education, Inc.*	5,267	911,296

See Notes to Financial Statements.

30    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. MidCap Fund (EZM) March 31, 2025
Investments	Shares	Value
H&R Block, Inc.	39,898	$2,190,799
Service Corp. International	21,404	1,716,601
Stride, Inc.*	8,150	1,030,975
Total Diversified Consumer Services		11,080,001
Diversified REITs – 0.5%
Essential Properties Realty Trust, Inc.	23,706	773,764
WP Carey, Inc.	42,524	2,683,689
Total Diversified REITs		3,457,453
Diversified Telecommunication Services – 0.0%
Cogent Communications Holdings, Inc.	3,859	236,595
Electric Utilities – 1.0%
IDACORP, Inc.	9,678	1,124,777
MGE Energy, Inc.	4,644	431,706
OGE Energy Corp.	35,159	1,615,908
Pinnacle West Capital Corp.	24,984	2,379,726
Portland General Electric Co.	27,530	1,227,838
TXNM Energy, Inc.	17,655	944,189
Total Electric Utilities		7,724,144
Electrical Equipment – 1.4%
Acuity, Inc.	5,665	1,491,878
EnerSys	14,085	1,289,904
Generac Holdings, Inc.*	8,044	1,018,773
NEXTracker, Inc., Class A*	47,490	2,001,229
nVent Electric PLC	25,529	1,338,230
Regal Rexnord Corp.	13,051	1,485,856
Sensata Technologies Holding PLC	62,230	1,510,322
Total Electrical Equipment		10,136,192
Electronic Equipment, Instruments & Components – 2.0%
Advanced Energy Industries, Inc.	4,514	430,229
Arrow Electronics, Inc.*	19,423	2,016,690
Avnet, Inc.	29,528	1,420,002
Badger Meter, Inc.	2,492	474,103
Belden, Inc.	7,642	766,111
Cognex Corp.	12,648	377,290
Insight Enterprises, Inc.*	8,835	1,325,162
Itron, Inc.*	8,159	854,737
Littelfuse, Inc.	3,287	646,684
Mirion Technologies, Inc.*	18,162	263,349
Novanta, Inc.*	2,478	316,862
Plexus Corp.*	3,473	444,995
Sanmina Corp.*	14,251	1,085,641
TD SYNNEX Corp.	31,058	3,228,790
Vontier Corp.	43,470	1,427,989
Total Electronic Equipment, Instruments & Components		15,078,634
Energy Equipment & Services – 1.1%
Archrock, Inc.	19,728	517,663
Cactus, Inc., Class A	14,158	648,861
ChampionX Corp.	42,723	1,273,145
Investments	Shares	Value
Noble Corp. PLC	46,766	$1,108,354
NOV, Inc.	234,339	3,566,640
Weatherford International PLC	23,419	1,254,087
Total Energy Equipment & Services		8,368,750
Entertainment – 0.5%
Cinemark Holdings, Inc.	26,147	650,799
Madison Square Garden Sports Corp.*	1,633	317,978
Warner Music Group Corp., Class A	84,340	2,644,059
Total Entertainment		3,612,836
Financial Services – 4.1%
Enact Holdings, Inc.	75,272	2,615,702
Essent Group Ltd.	48,392	2,793,186
Euronet Worldwide, Inc.*	14,567	1,556,484
HA Sustainable Infrastructure Capital, Inc.	35,322	1,032,815
Jack Henry & Associates, Inc.	8,705	1,589,533
Jackson Financial, Inc., Class A	47,515	3,980,807
MGIC Investment Corp.	114,165	2,829,009
Mr. Cooper Group, Inc.*	23,322	2,789,311
Payoneer Global, Inc.*	44,772	327,283
PennyMac Financial Services, Inc.	6,413	642,005
Radian Group, Inc.	68,208	2,255,639
Remitly Global, Inc.*	17,585	365,768
Shift4 Payments, Inc., Class A*(a)	9,114	744,705
TFS Financial Corp.	18,465	228,781
Voya Financial, Inc.	35,110	2,379,054
Walker & Dunlop, Inc.	3,541	302,260
Western Union Co.	208,460	2,205,507
WEX, Inc.*	13,445	2,111,134
Total Financial Services		30,748,983
Food Products – 3.6%
Bunge Global SA	67,770	5,178,983
Cal-Maine Foods, Inc.	16,465	1,496,668
Conagra Brands, Inc.	166,784	4,448,129
Darling Ingredients, Inc.*	27,068	845,604
Flowers Foods, Inc.	45,716	869,061
Freshpet, Inc.*	3,205	266,560
Ingredion, Inc.	16,727	2,261,658
J M Smucker Co.	35,770	4,235,526
Lancaster Colony Corp.	3,536	618,800
Pilgrim’s Pride Corp.*	80,483	4,387,128
Post Holdings, Inc.*	13,182	1,533,858
Simply Good Foods Co.*	17,524	604,403
Total Food Products		26,746,378
Gas Utilities – 1.2%
MDU Resources Group, Inc.	43,529	736,075
National Fuel Gas Co.	28,103	2,225,477
New Jersey Resources Corp.	22,020	1,080,301
ONE Gas, Inc.	10,542	796,870

See Notes to Financial Statements.

WisdomTree Trust    31

Schedule of Investments (continued) WisdomTree U.S. MidCap Fund (EZM) March 31, 2025
Investments	Shares	Value
Southwest Gas Holdings, Inc.	8,757	$628,753
Spire, Inc.	11,869	928,749
UGI Corp.	85,389	2,823,814
Total Gas Utilities		9,220,039
Ground Transportation – 0.5%
Landstar System, Inc.	4,261	640,002
Lyft, Inc., Class A*	76,785	911,438
RXO, Inc.*	11,078	211,590
Ryder System, Inc.	12,017	1,728,165
Total Ground Transportation		3,491,195
Health Care Equipment & Supplies – 1.7%
Dentsply Sirona, Inc.	74,751	1,116,780
Envista Holdings Corp.*	24,765	427,444
Globus Medical, Inc., Class A*	17,730	1,297,836
Haemonetics Corp.*	9,389	596,671
ICU Medical, Inc.*	3,298	457,960
Inspire Medical Systems, Inc.*	2,066	329,072
Integer Holdings Corp.*	5,139	606,453
Lantheus Holdings, Inc.*	20,642	2,014,659
Masimo Corp.*	4,556	759,030
Merit Medical Systems, Inc.*	7,281	769,675
Penumbra, Inc.*	2,632	703,823
Solventum Corp.*	48,541	3,691,058
Total Health Care Equipment & Supplies		12,770,461
Health Care Providers & Services – 2.3%
Acadia Healthcare Co., Inc.*	28,860	875,035
Chemed Corp.	2,311	1,422,005
Encompass Health Corp.	16,059	1,626,456
Ensign Group, Inc.	7,886	1,020,448
HealthEquity, Inc.*	9,305	822,283
Henry Schein, Inc.*	26,970	1,847,175
Hims & Hers Health, Inc.*	13,651	403,387
Option Care Health, Inc.*	35,898	1,254,635
Tenet Healthcare Corp.*	29,432	3,958,604
Universal Health Services, Inc., Class B	18,999	3,569,912
Total Health Care Providers & Services		16,799,940
Health Care REITs – 0.1%
CareTrust REIT, Inc.	13,936	398,291
Sabra Health Care REIT, Inc.	20,174	352,440
Total Health Care REITs		750,731
Health Care Technology – 0.2%
Doximity, Inc., Class A*	15,496	899,233
Waystar Holding Corp.*	12,291	459,192
Total Health Care Technology		1,358,425
Hotel & Resort REITs – 0.4%
Host Hotels & Resorts, Inc.	146,289	2,078,767
Ryman Hospitality Properties, Inc.	10,946	1,000,902
Total Hotel & Resort REITs		3,079,669
Investments	Shares	Value
Hotels, Restaurants & Leisure – 3.2%
Aramark	38,407	$1,325,810
Boyd Gaming Corp.	30,439	2,003,799
Brinker International, Inc.*	6,386	951,833
Choice Hotels International, Inc.	8,225	1,092,115
Churchill Downs, Inc.	11,538	1,281,526
Dutch Bros, Inc., Class A*	7,769	479,658
Hilton Grand Vacations, Inc.*	30,692	1,148,188
Hyatt Hotels Corp., Class A	9,264	1,134,840
Life Time Group Holdings, Inc.*	22,002	664,460
Light & Wonder, Inc.*	10,980	950,978
MGM Resorts International*	103,465	3,066,703
Norwegian Cruise Line Holdings Ltd.*	95,186	1,804,726
Planet Fitness, Inc., Class A*	8,037	776,455
Shake Shack, Inc., Class A*	2,672	235,590
Six Flags Entertainment Corp.	6,781	241,878
Travel & Leisure Co.	29,778	1,378,424
Vail Resorts, Inc.	4,562	730,011
Wendy’s Co.	41,624	608,959
Wingstop, Inc.	2,077	468,530
Wyndham Hotels & Resorts, Inc.	12,755	1,154,455
Wynn Resorts Ltd.	24,298	2,028,883
Total Hotels, Restaurants & Leisure		23,527,821
Household Durables – 2.7%
Cavco Industries, Inc.*	1,106	574,711
Champion Homes, Inc.*	7,048	667,869
Installed Building Products, Inc.	5,187	889,363
KB Home	29,535	1,716,574
M/I Homes, Inc.*	12,287	1,402,930
Meritage Homes Corp.	33,157	2,350,168
Mohawk Industries, Inc.*	17,596	2,009,111
Newell Brands, Inc.	114,809	711,816
Somnigroup International, Inc.(a)	30,440	1,822,747
Taylor Morrison Home Corp.*	44,090	2,647,164
TopBuild Corp.*	6,174	1,882,761
Tri Pointe Homes, Inc.*	40,753	1,300,836
Whirlpool Corp.	21,556	1,942,842
Total Household Durables		19,918,892
Household Products – 0.2%
Reynolds Consumer Products, Inc.	49,015	1,169,498
WD-40 Co.	1,264	308,416
Total Household Products		1,477,914
Independent Power and Renewable Electricity Producers – 0.8%
AES Corp.	435,578	5,409,879
Ormat Technologies, Inc.	5,691	402,752
Total Independent Power and Renewable Electricity Producers		5,812,631
See Notes to Financial Statements.

32    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. MidCap Fund (EZM) March 31, 2025
Investments	Shares	Value
Industrial REITs – 0.6%
EastGroup Properties, Inc.	5,099	$898,189
First Industrial Realty Trust, Inc.	21,536	1,162,083
Rexford Industrial Realty, Inc.	24,869	973,621
STAG Industrial, Inc.	19,327	698,091
Terreno Realty Corp.	10,520	665,074
Total Industrial REITs		4,397,058
Insurance – 5.3%
American Financial Group, Inc.	23,105	3,034,611
Assurant, Inc.	14,598	3,061,931
Assured Guaranty Ltd.	26,697	2,352,006
Axis Capital Holdings Ltd.	23,988	2,404,557
CNO Financial Group, Inc.	40,724	1,696,155
F&G Annuities & Life, Inc.	38,026	1,370,837
First American Financial Corp.	8,508	558,380
Globe Life, Inc.	39,320	5,179,230
Hanover Insurance Group, Inc.	9,227	1,605,037
Kemper Corp.	16,527	1,104,830
Kinsale Capital Group, Inc.	2,759	1,342,833
Lincoln National Corp.	106,320	3,817,951
Mercury General Corp.	14,454	807,979
Old Republic International Corp.	76,231	2,989,780
Primerica, Inc.	8,095	2,303,270
RLI Corp.	12,986	1,043,165
Ryan Specialty Holdings, Inc.	20,628	1,523,790
Selective Insurance Group, Inc.	8,776	803,355
White Mountains Insurance Group Ltd.	1,177	2,266,678
Total Insurance		39,266,375
Interactive Media & Services – 0.3%
Match Group, Inc.	72,230	2,253,576
IT Services – 0.7%
ASGN, Inc.*	10,210	643,434
DXC Technology Co.*	108,294	1,846,413
Kyndryl Holdings, Inc.*	16,104	505,666
Okta, Inc.*	17,905	1,883,964
Total IT Services		4,879,477
Leisure Products – 0.8%
Acushnet Holdings Corp.(a)	10,006	687,012
Brunswick Corp.	18,556	999,241
Hasbro, Inc.	30,509	1,875,998
Mattel, Inc.*	102,153	1,984,833
Polaris, Inc.	13,654	558,995
Total Leisure Products		6,106,079
Life Sciences Tools & Services – 0.9%
Bio-Rad Laboratories, Inc., Class A*	3,302	804,235
Bio-Techne Corp.	14,167	830,611
Bruker Corp.	21,885	913,480
Charles River Laboratories International, Inc.*	9,843	1,481,568
Investments	Shares	Value
Medpace Holdings, Inc.*	3,904	$1,189,510
Repligen Corp.*	3,974	505,652
Sotera Health Co.*	60,584	706,410
Total Life Sciences Tools & Services		6,431,466
Machinery – 4.0%
AGCO Corp.	26,270	2,431,814
Allison Transmission Holdings, Inc.	23,283	2,227,485
Chart Industries, Inc.*	7,386	1,066,243
Crane Co.	5,882	901,005
Donaldson Co., Inc.	21,409	1,435,687
Enpro, Inc.	2,795	452,203
Esab Corp.	8,893	1,036,034
ESCO Technologies, Inc.	3,021	480,701
Federal Signal Corp.	7,098	522,058
Flowserve Corp.	21,581	1,054,016
Franklin Electric Co., Inc.	6,544	614,351
Gates Industrial Corp. PLC*	61,798	1,137,701
ITT, Inc.	11,477	1,482,369
JBT Marel Corp.	4,501	550,022
Kadant, Inc.	1,182	398,228
Lincoln Electric Holdings, Inc.	8,955	1,693,928
Middleby Corp.*	13,101	1,991,090
Mueller Industries, Inc.	28,005	2,132,301
Mueller Water Products, Inc., Class A	20,788	528,431
Oshkosh Corp.	25,439	2,393,301
RBC Bearings, Inc.*	3,163	1,017,758
SPX Technologies, Inc.*	5,525	711,509
Timken Co.	20,480	1,471,898
Toro Co.	17,673	1,285,711
Watts Water Technologies, Inc., Class A	4,841	987,177
Total Machinery		30,003,021
Marine Transportation – 0.3%
Kirby Corp.*	9,423	951,817
Matson, Inc.	10,017	1,283,879
Total Marine Transportation		2,235,696
Media – 3.2%
Fox Corp., Class A	142,046	8,039,805
Interpublic Group of Cos., Inc.	139,139	3,779,015
Liberty Broadband Corp., Class C*	33,730	2,868,737
New York Times Co., Class A	21,351	1,059,010
News Corp., Class A	54,543	1,484,660
Nexstar Media Group, Inc.	12,478	2,236,307
Paramount Global, Class B(a)	380,298	4,548,364
Total Media		24,015,898
Metals & Mining – 0.8%
ATI, Inc.*	21,252	1,105,741
Carpenter Technology Corp.	5,432	984,170
Commercial Metals Co.	31,698	1,458,425

See Notes to Financial Statements.

WisdomTree Trust    33

Schedule of Investments (continued) WisdomTree U.S. MidCap Fund (EZM) March 31, 2025
Investments	Shares	Value
Royal Gold, Inc.	7,480	$1,223,055
Warrior Met Coal, Inc.	21,060	1,004,983
Total Metals & Mining		5,776,374
Multi-Utilities – 0.1%
Black Hills Corp.	15,449	936,982
Office REITs – 0.4%
BXP, Inc.	16,907	1,135,981
COPT Defense Properties	15,701	428,166
Cousins Properties, Inc.	13,371	394,445
Kilroy Realty Corp.	18,330	600,491
Vornado Realty Trust	13,052	482,793
Total Office REITs		3,041,876
Oil, Gas & Consumable Fuels – 5.2%
Antero Midstream Corp.	92,450	1,664,100
APA Corp.	234,618	4,931,671
California Resources Corp.	20,658	908,332
Chord Energy Corp.	27,296	3,076,805
Civitas Resources, Inc.	65,191	2,274,514
CNX Resources Corp.*	32,800	1,032,544
Core Natural Resources, Inc.	12,592	970,843
DT Midstream, Inc.	15,489	1,494,379
Magnolia Oil & Gas Corp., Class A	54,012	1,364,343
Matador Resources Co.	61,086	3,120,884
Murphy Oil Corp.	60,220	1,710,248
Northern Oil & Gas, Inc.	51,536	1,557,933
Ovintiv, Inc.	163,134	6,982,135
Permian Resources Corp.	247,205	3,423,789
Range Resources Corp.	59,596	2,379,668
SM Energy Co.	66,500	1,991,675
Total Oil, Gas & Consumable Fuels		38,883,863
Paper & Forest Products – 0.3%
Louisiana-Pacific Corp.	12,651	1,163,639
Sylvamo Corp.	11,263	755,409
Total Paper & Forest Products		1,919,048
Passenger Airlines – 0.7%
Alaska Air Group, Inc.*	37,090	1,825,570
American Airlines Group, Inc.*	240,104	2,533,097
SkyWest, Inc.*	8,068	704,901
Total Passenger Airlines		5,063,568
Personal Care Products – 0.4%
BellRing Brands, Inc.*	12,310	916,603
Coty, Inc., Class A*	187,663	1,026,517
elf Beauty, Inc.*	4,719	296,306
Inter Parfums, Inc.	4,359	496,359
Total Personal Care Products		2,735,785
Pharmaceuticals – 1.7%
Corcept Therapeutics, Inc.*	9,138	1,043,742
Elanco Animal Health, Inc.*	128,045	1,344,472
Intra-Cellular Therapies, Inc.*	7,505	990,060
Investments	Shares	Value
Jazz Pharmaceuticals PLC*	38,139	$4,734,957
Organon & Co.	169,464	2,523,319
Perrigo Co. PLC	44,699	1,253,360
Prestige Consumer Healthcare, Inc.*	9,273	797,200
Total Pharmaceuticals		12,687,110
Professional Services – 2.9%
Alight, Inc., Class A	163,682	970,634
CACI International, Inc., Class A*	4,194	1,538,863
CBIZ, Inc.*	5,558	421,630
Clarivate PLC*(a)	339,101	1,332,667
Dayforce, Inc.*	13,838	807,171
Dun & Bradstreet Holdings, Inc.	130,298	1,164,864
ExlService Holdings, Inc.*	21,545	1,017,139
Exponent, Inc.	4,787	388,034
FTI Consulting, Inc.*	5,576	914,910
Genpact Ltd.	47,829	2,409,625
KBR, Inc.	26,802	1,335,008
Korn Ferry	12,080	819,386
Maximus, Inc.	18,791	1,281,358
Parsons Corp.*	13,339	789,802
Paycom Software, Inc.	7,137	1,559,292
Paylocity Holding Corp.*	7,283	1,364,397
Robert Half, Inc.	14,188	773,955
Science Applications International Corp.	11,702	1,313,784
TriNet Group, Inc.	13,040	1,033,290
Verra Mobility Corp.*	29,518	664,450
Total Professional Services		21,900,259
Real Estate Management & Development – 0.3%
Howard Hughes Holdings, Inc.*	4,451	329,730
Jones Lang LaSalle, Inc.*	7,933	1,966,670
Total Real Estate Management & Development		2,296,400
Residential REITs – 0.0%
Independence Realty Trust, Inc.	14,798	314,162
Retail REITs – 0.7%
Agree Realty Corp.	10,219	788,805
Brixmor Property Group, Inc.	43,311	1,149,907
Federal Realty Investment Trust	9,422	921,660
Macerich Co.	16,896	290,104
NNN REIT, Inc.	34,054	1,452,403
Phillips Edison & Co., Inc.	9,605	350,486
Tanger, Inc.	11,292	381,557
Total Retail REITs		5,334,922
Semiconductors & Semiconductor Equipment – 1.3%
Amkor Technology, Inc.	50,838	918,134
Cirrus Logic, Inc.*	15,066	1,501,402
Credo Technology Group Holding Ltd.*	7,596	305,055
Impinj, Inc.*	1,963	178,044
Lattice Semiconductor Corp.*	10,759	564,310

See Notes to Financial Statements.

34    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. MidCap Fund (EZM) March 31, 2025
Investments	Shares	Value
MACOM Technology Solutions Holdings, Inc.*	5,392	$541,249
MKS Instruments, Inc.	12,162	974,784
Onto Innovation, Inc.*	5,396	654,751
Power Integrations, Inc.	4,955	250,228
Qorvo, Inc.*	32,198	2,331,457
Rambus, Inc.*	13,189	682,861
Semtech Corp.*	4,835	166,324
SiTime Corp.*	1,479	226,095
Universal Display Corp.	5,557	775,090
Total Semiconductors & Semiconductor Equipment		10,069,784
Software – 2.8%
ACI Worldwide, Inc.*	15,118	827,106
Agilysys, Inc.*	1,948	141,308
Alkami Technology, Inc.*	6,735	176,794
Appfolio, Inc., Class A*	2,117	465,528
Bill Holdings, Inc.*	10,931	501,623
Blackbaud, Inc.*	9,818	609,207
BlackLine, Inc.*	10,421	504,585
Box, Inc., Class A*	28,048	865,561
CCC Intelligent Solutions Holdings, Inc.*	66,446	600,007
Clearwater Analytics Holdings, Inc., Class A*	14,588	390,958
CommVault Systems, Inc.*	3,440	542,694
Confluent, Inc., Class A*	16,855	395,081
Dolby Laboratories, Inc., Class A	12,102	971,912
Dropbox, Inc., Class A*	98,391	2,628,024
Elastic NV*	6,908	615,503
Freshworks, Inc., Class A*	26,024	367,199
Gitlab, Inc., Class A*	9,161	430,567
Informatica, Inc., Class A*	43,986	767,556
Intapp, Inc.*	5,638	329,146
InterDigital, Inc.	4,995	1,032,716
Life360, Inc.*	6,902	264,968
MARA Holdings, Inc.*(a)	27,454	315,721
nCino, Inc.*(a)	8,025	220,447
Pegasystems, Inc.	11,045	767,848
Procore Technologies, Inc.*	10,052	663,633
Q2 Holdings, Inc.*	4,080	326,441
Qualys, Inc.*	5,218	657,103
Samsara, Inc., Class A*	14,939	572,612
SPS Commerce, Inc.*	2,882	382,528
Tenable Holdings, Inc.*	11,964	418,501
UiPath, Inc., Class A*	72,014	741,744
Unity Software, Inc.*	72,851	1,427,151
Varonis Systems, Inc.*	8,689	351,470
Workiva, Inc.*	3,541	268,797
Total Software		20,542,039
Investments	Shares	Value
Specialized REITs – 0.4%
CubeSmart	31,525	$1,346,433
Lamar Advertising Co., Class A	14,452	1,644,349
Rayonier, Inc.	11,148	310,806
Total Specialized REITs		3,301,588
Specialty Retail – 4.0%
Abercrombie & Fitch Co., Class A*	12,293	938,816
Asbury Automotive Group, Inc.*	7,812	1,725,202
AutoNation, Inc.*	15,323	2,481,100
Bath & Body Works, Inc.	72,519	2,198,776
Boot Barn Holdings, Inc.*	3,857	414,358
CarMax, Inc.*	18,608	1,449,935
Chewy, Inc., Class A*	40,024	1,301,180
Dick’s Sporting Goods, Inc.	21,014	4,235,582
Floor & Decor Holdings, Inc., Class A*	7,965	640,944
Gap, Inc.	120,296	2,479,301
Group 1 Automotive, Inc.	4,532	1,730,997
Lithia Motors, Inc.	8,080	2,371,803
Murphy USA, Inc.	3,616	1,698,833
Penske Automotive Group, Inc.	20,663	2,975,059
Signet Jewelers Ltd.	17,822	1,034,745
Urban Outfitters, Inc.*	25,037	1,311,939
Valvoline, Inc.*	19,670	684,713
Wayfair, Inc., Class A*(a)	6,556	209,989
Total Specialty Retail		29,883,272
Textiles, Apparel & Luxury Goods – 1.4%
Columbia Sportswear Co.	8,848	669,705
Crocs, Inc.*	26,251	2,787,856
Kontoor Brands, Inc.	11,155	715,370
PVH Corp.	23,299	1,506,047
Ralph Lauren Corp.	11,677	2,577,581
Skechers USA, Inc., Class A*	33,542	1,904,515
VF Corp.	36,844	571,819
Total Textiles, Apparel & Luxury Goods		10,732,893
Trading Companies & Distributors – 1.9%
Air Lease Corp.	36,030	1,740,609
Applied Industrial Technologies, Inc.	5,394	1,215,484
Beacon Roofing Supply, Inc.*	15,598	1,929,473
Boise Cascade Co.	10,569	1,036,713
Core & Main, Inc., Class A*	30,106	1,454,421
GATX Corp.	6,489	1,007,547
GMS, Inc.*	11,775	861,577
Herc Holdings, Inc.	5,823	781,854
MSC Industrial Direct Co., Inc., Class A	12,155	944,079
Rush Enterprises, Inc., Class A	18,851	1,006,832
SiteOne Landscape Supply, Inc.*	4,389	533,000
WESCO International, Inc.	10,693	1,660,623
Total Trading Companies & Distributors		14,172,212

See Notes to Financial Statements.

WisdomTree Trust    35

Schedule of Investments (concluded) WisdomTree U.S. MidCap Fund (EZM) March 31, 2025
Investments	Shares	Value
Water Utilities – 0.2%
Essential Utilities, Inc.	46,262	$1,828,737
Total United States		730,136,521
Jersey – 0.9%
Automobile Components – 0.9%
Aptiv PLC*	105,420	6,272,490
Puerto Rico – 0.3%
Banks – 0.3%
Popular, Inc.	22,760	2,102,341
Sweden – 0.3%
Automobile Components – 0.3%
Autoliv, Inc.	28,326	2,505,435
Thailand – 0.1%
Electronic Equipment, Instruments & Components – 0.1%
Fabrinet*	5,193	1,025,669
United Kingdom – 0.3%
Energy Equipment & Services – 0.3%
TechnipFMC PLC	75,425	2,390,218
TOTAL COMMON STOCKS (Cost: $705,370,904)		744,432,674
EXCHANGE-TRADED FUND – 0.3%
United States – 0.3%
WisdomTree U.S. MidCap Dividend Fund(a)(b) (Cost: $2,199,465)	43,765	2,167,243
Investments	Shares	Value
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(c) (Cost: $292,096)	292,096	$292,096
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
United States – 0.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c) (Cost: $2,801,411)	2,801,415	2,801,411
TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $710,663,876)		749,693,424
Other Liabilities less Assets – (0.3)%		(2,295,416)
NET ASSETS – 100.0%		$747,398,008

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,285,168 and the total market value of the collateral held by the Fund was $9,689,493. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,888,082.

(b)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)   Rate shown represents annualized 7-day yield as of March 31, 2025.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2025 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2025	Dividend Income
WisdomTree U.S. MidCap Dividend Fund	$847,037	$7,885,579	$6,388,066	$13,761	$(191,068)	$2,167,243	$52,057

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$744,432,674	$—	$—	$744,432,674
Exchange-Traded Fund	2,167,243	—	—	2,167,243
Mutual Fund	—	292,096	—	292,096
Investment of Cash Collateral for Securities Loaned	—	2,801,411	—	2,801,411
Total Investments in Securities	$746,599,917	$3,093,507	$—	$749,693,424

See Notes to Financial Statements.

36    WisdomTree Trust

Schedule of Investments WisdomTree U.S. MidCap Quality Growth Fund (QMID) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 100.0%
United States – 100.0%
Aerospace & Defense – 0.8%
Leonardo DRS, Inc.	324	$10,653
Automobile Components – 0.4%
Modine Manufacturing Co.*	62	4,759
Beverages – 2.0%
Celsius Holdings, Inc.*	293	10,437
Coca-Cola Consolidated, Inc.	11	14,850
Total Beverages		25,287
Biotechnology – 4.2%
Exelixis, Inc.*	368	13,586
Halozyme Therapeutics, Inc.*(a)	160	10,210
Incyte Corp.*	245	14,835
Neurocrine Biosciences, Inc.*	127	14,046
Total Biotechnology		52,677
Broadline Retail – 0.5%
Etsy, Inc.*	123	5,803
Building Products – 4.7%
AAON, Inc.(a)	104	8,126
Advanced Drainage Systems, Inc.	102	11,082
AZEK Co., Inc.*	178	8,702
CSW Industrials, Inc.	21	6,122
Simpson Manufacturing Co., Inc.	56	8,796
Trex Co., Inc.*	136	7,902
UFP Industries, Inc.	80	8,563
Total Building Products		59,293
Capital Markets – 5.3%
Evercore, Inc., Class A	50	9,986
Hamilton Lane, Inc., Class A	54	8,028
Houlihan Lokey, Inc.	92	14,858
MarketAxess Holdings, Inc.	49	10,601
Piper Sandler Cos.	22	5,449
SEI Investments Co.	165	12,809
TPG, Inc.	118	5,597
Total Capital Markets		67,328
Chemicals – 2.0%
Albemarle Corp.	158	11,379
Cabot Corp.	67	5,571
Celanese Corp.	143	8,118
Total Chemicals		25,068
Commercial Services & Supplies – 1.9%
Clean Harbors, Inc.*	70	13,797
Tetra Tech, Inc.	331	9,682
Total Commercial Services & Supplies		23,479
Construction & Engineering – 1.2%
Construction Partners, Inc., Class A*(a)	69	4,959
Sterling Infrastructure, Inc.*	37	4,189
WillScot Holdings Corp.	215	5,977
Total Construction & Engineering		15,125
Investments	Shares	Value
Construction Materials – 0.8%
Eagle Materials, Inc.	44	$9,765
Consumer Staples Distribution & Retail – 2.7%
BJ’s Wholesale Club Holdings, Inc.*	166	18,941
Performance Food Group Co.*	196	15,411
Total Consumer Staples Distribution & Retail		34,352
Containers & Packaging – 0.8%
Graphic Packaging Holding Co.	381	9,891
Distributors – 1.2%
Pool Corp.	48	15,281
Diversified Consumer Services – 0.8%
H&R Block, Inc.	174	9,554
Electrical Equipment – 1.4%
Generac Holdings, Inc.*	79	10,005
NEXTracker, Inc., Class A*	183	7,712
Total Electrical Equipment		17,717
Electronic Equipment, Instruments & Components – 0.5%
Badger Meter, Inc.	36	6,849
Energy Equipment & Services – 0.6%
ChampionX Corp.	255	7,599
Entertainment – 1.2%
TKO Group Holdings, Inc.	103	15,739
Financial Services – 2.0%
Jack Henry & Associates, Inc.	95	17,347
Shift4 Payments, Inc., Class A*(a)	103	8,416
Total Financial Services		25,763
Food Products – 2.6%
Darling Ingredients, Inc.*	226	7,060
Lamb Weston Holdings, Inc.	175	9,327
Pilgrim’s Pride Corp.*	301	16,408
Total Food Products		32,795
Health Care Equipment & Supplies – 2.2%
Inspire Medical Systems, Inc.*	37	5,893
Lantheus Holdings, Inc.*(a)	89	8,686
Penumbra, Inc.*	48	12,836
Total Health Care Equipment & Supplies		27,415
Health Care Providers & Services – 3.0%
Chemed Corp.	19	11,691
Ensign Group, Inc.	72	9,317
Tenet Healthcare Corp.*	122	16,409
Total Health Care Providers & Services		37,417
Health Care Technology – 1.1%
Doximity, Inc., Class A*	231	13,405
Hotels, Restaurants & Leisure – 4.5%
Boyd Gaming Corp.	112	7,373
Choice Hotels International, Inc.	60	7,967
Churchill Downs, Inc.	93	10,329
Dutch Bros, Inc., Class A*	143	8,829
See Notes to Financial Statements.

WisdomTree Trust    37

Schedule of Investments (continued) WisdomTree U.S. MidCap Quality Growth Fund (QMID) March 31, 2025
Investments	Shares	Value
Texas Roadhouse, Inc.	87	$14,497
Wingstop, Inc.	35	7,895
Total Hotels, Restaurants & Leisure		56,890
Household Durables – 4.6%
Champion Homes, Inc.*	72	6,823
Installed Building Products, Inc.	36	6,173
KB Home	103	5,986
Meritage Homes Corp.	91	6,450
Somnigroup International, Inc.(a)	221	13,233
Taylor Morrison Home Corp.*	141	8,466
TopBuild Corp.*	38	11,588
Total Household Durables		58,719
Insurance – 1.9%
Kinsale Capital Group, Inc.	30	14,601
RLI Corp.	117	9,399
Total Insurance		24,000
Interactive Media & Services – 0.8%
Match Group, Inc.	320	9,984
IT Services – 1.0%
EPAM Systems, Inc.*	73	12,325
Life Sciences Tools & Services – 2.4%
Bio-Techne Corp.	202	11,843
Bruker Corp.	181	7,555
Medpace Holdings, Inc.*	38	11,578
Total Life Sciences Tools & Services		30,976
Machinery – 5.7%
Allison Transmission Holdings, Inc.	110	10,524
Crane Co.	75	11,488
Donaldson Co., Inc.	161	10,796
Federal Signal Corp.	73	5,369
Lincoln Electric Holdings, Inc.	73	13,809
Mueller Industries, Inc.	148	11,269
Toro Co.	128	9,312
Total Machinery		72,567
Media – 1.2%
Liberty Broadband Corp., Class C*	179	15,224
Metals & Mining – 0.9%
Cleveland-Cliffs, Inc.*(a)	644	5,294
Commercial Metals Co.	141	6,487
Total Metals & Mining		11,781
Oil, Gas & Consumable Fuels – 7.9%
Antero Midstream Corp.	634	11,412
APA Corp.	487	10,237
Chord Energy Corp.	84	9,469
CNX Resources Corp.*	200	6,296
HF Sinclair Corp.	222	7,299
Magnolia Oil & Gas Corp., Class A(a)	265	6,694
Matador Resources Co.	169	8,634
Ovintiv, Inc.	354	15,151
Permian Resources Corp.	871	12,063
Investments	Shares	Value
Range Resources Corp.	315	$12,578
Total Oil, Gas & Consumable Fuels		99,833
Paper & Forest Products – 0.6%
Louisiana-Pacific Corp.	88	8,094
Personal Care Products – 1.3%
BellRing Brands, Inc.*	165	12,286
elf Beauty, Inc.*(a)	63	3,956
Total Personal Care Products		16,242
Pharmaceuticals – 1.1%
Corcept Therapeutics, Inc.*	126	14,392
Professional Services – 3.0%
ExlService Holdings, Inc.*	205	9,678
Paycom Software, Inc.	71	15,512
Paylocity Holding Corp.*	70	13,114
Total Professional Services		38,304
Semiconductors & Semiconductor Equipment – 4.7%
Amkor Technology, Inc.	291	5,256
Enphase Energy, Inc.*	168	10,424
Impinj, Inc.*	37	3,356
Lattice Semiconductor Corp.*	169	8,864
MACOM Technology Solutions Holdings, Inc.*	84	8,432
Onto Innovation, Inc.*	61	7,402
Rambus, Inc.*	133	6,886
Universal Display Corp.	63	8,787
Total Semiconductors & Semiconductor Equipment		59,407
Software – 4.8%
Appfolio, Inc., Class A*	44	9,676
Bentley Systems, Inc., Class B	380	14,949
Clearwater Analytics Holdings, Inc., Class A*	300	8,040
Dropbox, Inc., Class A*	376	10,043
Qualys, Inc.*	43	5,415
SPS Commerce, Inc.*	46	6,105
Vertex, Inc., Class A*	186	6,512
Total Software		60,740
Specialty Retail – 4.5%
Chewy, Inc., Class A*	517	16,808
Floor & Decor Holdings, Inc., Class A*	142	11,427
Group 1 Automotive, Inc.	17	6,493
Lithia Motors, Inc.	35	10,274
Murphy USA, Inc.	26	12,215
Total Specialty Retail		57,217
Textiles, Apparel & Luxury Goods – 1.4%
Crocs, Inc.*	70	7,434
Skechers USA, Inc., Class A*	174	9,880
Total Textiles, Apparel & Luxury Goods		17,314
Trading Companies & Distributors – 3.8%
Applied Industrial Technologies, Inc.	49	11,042
Boise Cascade Co.	46	4,512
Core & Main, Inc., Class A*	215	10,387

See Notes to Financial Statements.

38    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree U.S. MidCap Quality Growth Fund (QMID) March 31, 2025
Investments	Shares	Value
Herc Holdings, Inc.	36	$4,834
SiteOne Landscape Supply, Inc.*(a)	60	7,286
WESCO International, Inc.	64	9,939
Total Trading Companies & Distributors		48,000
TOTAL COMMON STOCKS (Cost: $1,336,495)		1,265,023
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(b) (Cost: $632)	632	632
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $1,337,127)		1,265,655
Other Assets less Liabilities – 0.0%		44
NET ASSETS – 100.0%		$1,265,699

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $76,132 and the total market value of the collateral held by the Fund was $78,115, which was entirely composed of non-cash U.S. Government securities.

(b)  Rate shown represents annualized 7-day yield as of March 31, 2025.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,265,023	$—	$—	$1,265,023
Mutual Fund		632	—	632
Total Investments in Securities	$1,265,023	$632	$—	$1,265,655

See Notes to Financial Statements.

WisdomTree Trust    39

Schedule of Investments WisdomTree U.S. Multifactor Fund (USMF) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 99.9%
Aerospace & Defense – 0.9%
General Dynamics Corp.	5,870	$1,600,045
Northrop Grumman Corp.	3,441	1,761,826
Total Aerospace & Defense		3,361,871
Air Freight & Logistics – 0.4%
Expeditors International of Washington, Inc.	13,202	1,587,541
Automobile Components – 0.4%
BorgWarner, Inc.	52,353	1,499,913
Automobiles – 0.3%
General Motors Co.	26,532	1,247,800
Beverages – 0.7%
Molson Coors Beverage Co., Class B	18,369	1,118,121
PepsiCo, Inc.	8,851	1,327,119
Total Beverages		2,445,240
Biotechnology – 2.5%
AbbVie, Inc.	6,029	1,263,196
Amgen, Inc.	3,869	1,205,387
Biogen, Inc.*	8,501	1,163,277
BioMarin Pharmaceutical, Inc.*	13,428	949,225
Exelixis, Inc.*	29,308	1,082,051
Gilead Sciences, Inc.	13,142	1,472,561
Halozyme Therapeutics, Inc.*	13,590	867,178
United Therapeutics Corp.*	3,646	1,123,953
Total Biotechnology		9,126,828
Broadline Retail – 0.5%
eBay, Inc.	25,112	1,700,836
Building Products – 0.7%
AO Smith Corp.	19,411	1,268,703
Masco Corp.	18,257	1,269,592
Total Building Products		2,538,295
Capital Markets – 3.6%
Ameriprise Financial, Inc.	3,383	1,637,744
Cboe Global Markets, Inc.	8,850	2,002,667
Charles Schwab Corp.	18,665	1,461,096
CME Group, Inc.	7,863	2,085,975
Interactive Brokers Group, Inc., Class A	6,226	1,030,963
Northern Trust Corp.	15,803	1,558,966
Raymond James Financial, Inc.	11,138	1,547,180
SEI Investments Co.	24,724	1,919,324
Total Capital Markets		13,243,915
Chemicals – 1.0%
CF Industries Holdings, Inc.	14,065	1,099,180
Eastman Chemical Co.	14,101	1,242,439
PPG Industries, Inc.	13,594	1,486,504
Total Chemicals		3,828,123
Commercial Services & Supplies – 1.2%
MSA Safety, Inc.	9,251	1,357,029
Investments	Shares	Value
Republic Services, Inc.	6,814	$1,650,079
Veralto Corp.	16,056	1,564,657
Total Commercial Services & Supplies		4,571,765
Communications Equipment – 4.5%
F5, Inc.*	13,340	3,552,042
Juniper Networks, Inc.	160,547	5,810,196
Motorola Solutions, Inc.	12,066	5,282,615
Ubiquiti, Inc.	6,913	2,143,998
Total Communications Equipment		16,788,851
Construction & Engineering – 0.2%
Valmont Industries, Inc.	2,716	775,065
Consumer Finance – 0.3%
Synchrony Financial	18,916	1,001,413
Consumer Staples Distribution & Retail – 1.1%
Albertsons Cos., Inc., Class A	66,643	1,465,479
Kroger Co.	18,506	1,252,671
Sysco Corp.	17,318	1,299,543
Total Consumer Staples Distribution & Retail		4,017,693
Containers & Packaging – 0.8%
Avery Dennison Corp.	8,466	1,506,694
Crown Holdings, Inc.	17,582	1,569,369
Total Containers & Packaging		3,076,063
Diversified Consumer Services – 1.4%
ADT, Inc.	163,631	1,331,956
H&R Block, Inc.	32,839	1,803,189
Service Corp. International	23,618	1,894,164
Total Diversified Consumer Services		5,029,309
Diversified REITs – 0.4%
WP Carey, Inc.	22,130	1,396,624
Diversified Telecommunication Services – 2.3%
AT&T, Inc.	148,144	4,189,512
Verizon Communications, Inc.	94,743	4,297,543
Total Diversified Telecommunication Services		8,487,055
Electric Utilities – 1.7%
American Electric Power Co., Inc.	14,700	1,606,269
Duke Energy Corp.	13,242	1,615,127
Evergy, Inc.	22,390	1,543,790
Exelon Corp.	34,744	1,601,004
Total Electric Utilities		6,366,190
Electrical Equipment – 0.4%
Generac Holdings, Inc.*	6,867	869,705
NEXTracker, Inc., Class A*	16,547	697,291
Total Electrical Equipment		1,566,996
Electronic Equipment, Instruments & Components – 2.8%
Jabil, Inc.	19,059	2,593,358
TD SYNNEX Corp.	29,865	3,104,765
Teledyne Technologies, Inc.*	9,228	4,592,868
Total Electronic Equipment, Instruments & Components		10,290,991

See Notes to Financial Statements.

40    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Multifactor Fund (USMF) March 31, 2025
Investments	Shares	Value
Energy Equipment & Services – 0.7%
Baker Hughes Co.	30,190	$1,326,850
Halliburton Co.	54,237	1,375,993
Total Energy Equipment & Services		2,702,843
Entertainment – 1.7%
Electronic Arts, Inc.	21,215	3,065,992
Walt Disney Co.	32,306	3,188,602
Total Entertainment		6,254,594
Financial Services – 2.5%
Berkshire Hathaway, Inc., Class B*	4,004	2,132,450
Fiserv, Inc.*	8,285	1,829,577
Global Payments, Inc.	12,855	1,258,762
Jack Henry & Associates, Inc.	11,524	2,104,282
Visa, Inc., Class A	5,501	1,927,880
Total Financial Services		9,252,951
Food Products – 3.0%
Conagra Brands, Inc.	46,919	1,251,330
General Mills, Inc.	20,343	1,216,308
Ingredion, Inc.	9,620	1,300,720
Kellanova	13,362	1,102,231
Kraft Heinz Co.	41,632	1,266,862
McCormick & Co., Inc., Non-Voting Shares	14,353	1,181,395
Pilgrim’s Pride Corp.*	20,373	1,110,532
Post Holdings, Inc.*	12,177	1,416,916
Tyson Foods, Inc., Class A	19,781	1,262,226
Total Food Products		11,108,520
Gas Utilities – 0.7%
National Fuel Gas Co.	19,508	1,544,839
UGI Corp.	33,631	1,112,177
Total Gas Utilities		2,657,016
Health Care Equipment & Supplies – 2.7%
Abbott Laboratories	11,847	1,571,505
Becton Dickinson & Co.	6,848	1,568,603
Hologic, Inc.*	24,570	1,517,689
Insulet Corp.*	3,309	868,977
Lantheus Holdings, Inc.*	6,689	652,846
ResMed, Inc.	3,751	839,661
Stryker Corp.	3,763	1,400,777
Zimmer Biomet Holdings, Inc.	13,690	1,549,434
Total Health Care Equipment & Supplies		9,969,492
Health Care Providers & Services – 3.9%
Cardinal Health, Inc.	10,998	1,515,195
Cencora, Inc.	6,069	1,687,728
Chemed Corp.	2,182	1,342,628
DaVita, Inc.*	8,044	1,230,491
Encompass Health Corp.	14,918	1,510,895
HCA Healthcare, Inc.	3,733	1,289,938
Henry Schein, Inc.*	16,161	1,106,867
Labcorp Holdings, Inc.	5,634	1,311,257
Investments	Shares	Value
Quest Diagnostics, Inc.	8,607	$1,456,304
Tenet Healthcare Corp.*	6,738	906,261
Universal Health Services, Inc., Class B	6,346	1,192,414
Total Health Care Providers & Services		14,549,978
Hotels, Restaurants & Leisure – 3.7%
Booking Holdings, Inc.	363	1,672,308
Boyd Gaming Corp.	20,905	1,376,176
Brinker International, Inc.*	8,612	1,283,619
Choice Hotels International, Inc.	12,775	1,696,264
Expedia Group, Inc.	6,951	1,168,463
Las Vegas Sands Corp.	30,285	1,169,910
Life Time Group Holdings, Inc.*	36,418	1,099,824
Texas Roadhouse, Inc.	9,833	1,638,473
Wyndham Hotels & Resorts, Inc.	16,500	1,493,415
Wynn Resorts Ltd.	14,259	1,190,626
Total Hotels, Restaurants & Leisure		13,789,078
Household Products – 0.8%
Colgate-Palmolive Co.	15,774	1,478,024
Kimberly-Clark Corp.	10,601	1,507,674
Total Household Products		2,985,698
Insurance – 8.3%
Aflac, Inc.	17,346	1,928,702
Allstate Corp.	9,316	1,929,064
Assurant, Inc.	8,917	1,870,341
Cincinnati Financial Corp.	11,716	1,730,687
CNA Financial Corp.	38,919	1,976,696
Globe Life, Inc.	6,283	827,597
Hartford Insurance Group, Inc.	16,617	2,056,021
Lincoln National Corp.	29,626	1,063,870
Loews Corp.	23,542	2,163,745
Markel Group, Inc.*	900	1,682,649
Marsh & McLennan Cos., Inc.	8,510	2,076,695
MetLife, Inc.	20,751	1,666,098
Old Republic International Corp.	53,568	2,100,937
Progressive Corp.	6,768	1,915,412
Travelers Cos., Inc.	6,563	1,735,651
Unum Group	21,853	1,780,145
WR Berkley Corp.	29,194	2,077,445
Total Insurance		30,581,755
Interactive Media & Services – 0.5%
Match Group, Inc.	60,272	1,880,486
IT Services – 7.4%
Cognizant Technology Solutions Corp., Class A	58,072	4,442,508
Gartner, Inc.*	9,580	4,021,109
GoDaddy, Inc., Class A*	22,567	4,065,219
International Business Machines Corp.	17,879	4,445,792
Kyndryl Holdings, Inc.*	62,088	1,949,563
Twilio, Inc., Class A*	23,551	2,305,879
VeriSign, Inc.*	24,349	6,181,481
Total IT Services		27,411,551

See Notes to Financial Statements.

WisdomTree Trust    41

Schedule of Investments (continued) WisdomTree U.S. Multifactor Fund (USMF) March 31, 2025
Investments	Shares	Value
Leisure Products – 0.7%
Hasbro, Inc.	22,964	$1,412,056
Mattel, Inc.*	62,378	1,212,005
Total Leisure Products		2,624,061
Machinery – 1.7%
Allison Transmission Holdings, Inc.	11,553	1,105,276
Cummins, Inc.	3,630	1,137,787
Illinois Tool Works, Inc.	6,089	1,510,133
Snap-on, Inc.	4,149	1,398,254
Toro Co.	13,320	969,030
Total Machinery		6,120,480
Media – 4.3%
Charter Communications, Inc., Class A*(a)	5,271	1,942,522
Comcast Corp., Class A	86,220	3,181,518
Fox Corp., Class A	73,157	4,140,686
New York Times Co., Class A	66,132	3,280,147
News Corp., Class A	124,142	3,379,145
Total Media		15,924,018
Metals & Mining – 0.3%
Newmont Corp.	21,046	1,016,101
Oil, Gas & Consumable Fuels – 3.1%
APA Corp.	51,986	1,092,746
Cheniere Energy, Inc.	6,857	1,586,710
ConocoPhillips	16,632	1,746,693
EOG Resources, Inc.	13,686	1,755,093
Exxon Mobil Corp.	16,475	1,959,372
Hess Corp.	11,535	1,842,485
Ovintiv, Inc.	30,707	1,314,259
Total Oil, Gas & Consumable Fuels		11,297,358
Passenger Airlines – 0.6%
Alaska Air Group, Inc.*	14,265	702,123
Delta Air Lines, Inc.	17,151	747,784
United Airlines Holdings, Inc.*	9,628	664,813
Total Passenger Airlines		2,114,720
Pharmaceuticals – 1.9%
Bristol-Myers Squibb Co.	19,298	1,176,985
Johnson & Johnson	10,256	1,700,855
Merck & Co., Inc.	15,479	1,389,395
Pfizer, Inc.	52,809	1,338,180
Zoetis, Inc.	7,944	1,307,980
Total Pharmaceuticals		6,913,395
Professional Services – 2.2%
Booz Allen Hamilton Holding Corp.	10,100	1,056,258
Broadridge Financial Solutions, Inc.	6,604	1,601,206
ExlService Holdings, Inc.*	25,839	1,219,859
Jacobs Solutions, Inc.	12,131	1,466,516
Leidos Holdings, Inc.	9,304	1,255,482
Verisk Analytics, Inc.	5,308	1,579,767
Total Professional Services		8,179,088
Investments	Shares	Value
Residential REITs – 0.4%
American Homes 4 Rent, Class A	39,611	$1,497,692
Retail REITs – 0.4%
NNN REIT, Inc.	33,697	1,437,177
Semiconductors & Semiconductor Equipment – 0.6%
First Solar, Inc.*	17,952	2,269,671
Software – 12.9%
Adobe, Inc.*	6,567	2,518,641
AppLovin Corp., Class A*	6,441	1,706,672
CCC Intelligent Solutions Holdings, Inc.*	481,452	4,347,512
Clearwater Analytics Holdings, Inc., Class A*	85,836	2,300,405
Docusign, Inc.*	34,281	2,790,473
Dolby Laboratories, Inc., Class A	51,866	4,165,358
Dynatrace, Inc.*	70,614	3,329,450
Fortinet, Inc.*	26,453	2,546,366
Gen Digital, Inc.	151,813	4,029,117
Pegasystems, Inc.	32,926	2,289,015
Roper Technologies, Inc.	9,001	5,306,810
Salesforce, Inc.	9,529	2,557,202
Tyler Technologies, Inc.*	7,099	4,127,288
Workday, Inc., Class A*	11,271	2,632,117
Zoom Communications, Inc., Class A*	44,291	3,267,347
Total Software		47,913,773
Specialized REITs – 1.1%
American Tower Corp.	5,565	1,210,944
Gaming & Leisure Properties, Inc.	30,008	1,527,407
VICI Properties, Inc.	46,548	1,518,396
Total Specialized REITs		4,256,747
Specialty Retail – 3.2%
AutoZone, Inc.*	597	2,276,230
Bath & Body Works, Inc.	32,697	991,373
Gap, Inc.	46,971	968,072
O’Reilly Automotive, Inc.*	1,591	2,279,235
Ross Stores, Inc.	14,117	1,804,011
TJX Cos., Inc.	18,051	2,198,612
Ulta Beauty, Inc.*	3,461	1,268,595
Total Specialty Retail		11,786,128
Technology Hardware, Storage & Peripherals – 0.8%
HP, Inc.	103,437	2,864,171
Textiles, Apparel & Luxury Goods – 0.3%
Tapestry, Inc.	15,783	1,111,281
Tobacco – 0.4%
Altria Group, Inc.	24,624	1,477,933
Wireless Telecommunication Services – 1.0%
T-Mobile U.S., Inc.	13,697	3,653,127
TOTAL COMMON STOCKS (Cost: $343,188,050)		369,549,260

See Notes to Financial Statements.

42    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree U.S. Multifactor Fund (USMF) March 31, 2025
Investments	Shares	Value
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(b) (Cost: $324,320)	324,320	$324,320
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $343,512,370)		369,873,580
Other Assets less Liabilities – 0.0%		182,884
NET ASSETS – 100.0%		$370,056,464

*   Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,929,255 and the total market value of the collateral held by the Fund was $1,974,156, which was entirely composed of non-cash U.S. Government securities.

(b)  Rate shown represents annualized 7-day yield as of March 31, 2025.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$369,549,260	$—	$—	$369,549,260
Mutual Fund	—	324,320	—	324,320
Total Investments in Securities	$369,549,260	$324,320	$—	$369,873,580
See Notes to Financial Statements.

WisdomTree Trust    43

Schedule of Investments WisdomTree U.S. Quality Dividend Growth Fund (DGRW) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 99.7%
Aerospace & Defense – 2.3%
BWX Technologies, Inc.	48,291	$4,763,907
General Dynamics Corp.	291,864	79,556,289
General Electric Co.	359,454	71,944,718
HEICO Corp., Class A	12,318	2,598,729
HEICO Corp.(a)	20,011	5,346,739
Hexcel Corp.	94,716	5,186,648
Howmet Aerospace, Inc.	80,488	10,441,708
Lockheed Martin Corp.	318,717	142,374,071
Moog, Inc., Class A	12,125	2,101,869
Textron, Inc.(a)	61,943	4,475,382
Woodward, Inc.	34,708	6,333,863
Total Aerospace & Defense		335,123,923
Air Freight & Logistics – 0.6%
CH Robinson Worldwide, Inc.	171,663	17,578,291
FedEx Corp.	261,798	63,821,117
Total Air Freight & Logistics		81,399,408
Automobile Components – 0.1%
Gentex Corp.	244,750	5,702,675
Lear Corp.	84,461	7,451,149
Total Automobile Components		13,153,824
Automobiles – 0.1%
Thor Industries, Inc.	88,600	6,716,766
Banks – 2.0%
Citigroup, Inc.	3,131,074	222,274,943
Citizens Financial Group, Inc.	748,535	30,667,479
Glacier Bancorp, Inc.	173,571	7,675,310
Old National Bancorp	530,981	11,251,487
ServisFirst Bancshares, Inc.	64,294	5,310,684
Valley National Bancorp	870,901	7,742,310
Western Alliance Bancorp	127,761	9,815,878
Total Banks		294,738,091
Beverages – 2.5%
Brown-Forman Corp., Class A	314,187	10,515,839
Brown-Forman Corp., Class B(a)	371,602	12,612,172
Coca-Cola Consolidated, Inc.	5,461	7,372,350
PepsiCo, Inc.	2,186,930	327,908,284
Primo Brands Corp.(a)	297,501	10,558,311
Total Beverages		368,966,956
Biotechnology – 1.6%
Gilead Sciences, Inc.	1,969,813	220,717,547
Regeneron Pharmaceuticals, Inc.	24,930	15,811,354
Total Biotechnology		236,528,901
Broadline Retail – 0.2%
eBay, Inc.	468,365	31,722,362
Building Products – 0.7%
AAON, Inc.	30,801	2,406,482
Advanced Drainage Systems, Inc.	47,488	5,159,571
Investments	Shares	Value
AO Smith Corp.	173,863	$11,363,686
Armstrong World Industries, Inc.	38,891	5,478,964
Carlisle Cos., Inc.	26,139	8,900,329
Carrier Global Corp.	515,280	32,668,752
CSW Industrials, Inc.	7,846	2,287,266
Fortune Brands Innovations, Inc.	128,695	7,834,952
Lennox International, Inc.(a)	17,589	9,864,439
Masco Corp.	186,075	12,939,655
Simpson Manufacturing Co., Inc.	24,049	3,777,617
UFP Industries, Inc.	46,950	5,025,528
Total Building Products		107,707,241
Capital Markets – 3.7%
Affiliated Managers Group, Inc.	19,241	3,233,065
Ameriprise Financial, Inc.	61,177	29,616,398
Blackrock, Inc.	152,830	144,650,538
Charles Schwab Corp.	1,158,193	90,663,348
Cohen & Steers, Inc.	87,733	7,040,573
Evercore, Inc., Class A	33,823	6,755,130
FactSet Research Systems, Inc.	22,642	10,293,959
Hamilton Lane, Inc., Class A	33,313	4,952,644
Houlihan Lokey, Inc.	50,098	8,090,827
Jefferies Financial Group, Inc.	245,403	13,146,239
KKR & Co., Inc.	239,263	27,661,196
LPL Financial Holdings, Inc.	23,855	7,803,925
MarketAxess Holdings, Inc.	38,361	8,299,402
Moody’s Corp.	69,283	32,264,400
Morningstar, Inc.	15,653	4,693,865
MSCI, Inc.	46,033	26,031,662
Nasdaq, Inc.	399,197	30,283,084
Piper Sandler Cos.	19,388	4,801,632
S&P Global, Inc.	121,201	61,582,228
SEI Investments Co.	92,594	7,188,072
Stifel Financial Corp.	114,992	10,839,146
Tradeweb Markets, Inc., Class A	44,466	6,601,422
Total Capital Markets		546,492,755
Chemicals – 1.8%
Air Products & Chemicals, Inc.	256,512	75,650,519
Cabot Corp.	63,888	5,311,648
Corteva, Inc.	451,088	28,386,968
DuPont de Nemours, Inc.	434,728	32,465,487
Eastman Chemical Co.	194,485	17,136,073
Ecolab, Inc.	147,493	37,392,425
FMC Corp.	191,798	8,091,958
NewMarket Corp.	13,756	7,792,086
Olin Corp.	159,580	3,868,219
RPM International, Inc.(a)	111,486	12,896,701
Sherwin-Williams Co.	104,229	36,395,725
Total Chemicals		265,387,809
Commercial Services & Supplies – 1.1%
Cintas Corp.	159,281	32,737,024
Republic Services, Inc.	184,929	44,782,406

See Notes to Financial Statements.

44    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Quality Dividend Growth Fund (DGRW) March 31, 2025
Investments	Shares	Value
Rollins, Inc.(a)	389,290	$21,033,339
Tetra Tech, Inc.	107,323	3,139,198
Waste Management, Inc.	286,665	66,365,814
Total Commercial Services & Supplies		168,057,781
Communications Equipment – 0.3%
Motorola Solutions, Inc.	83,417	36,520,797
Construction & Engineering – 0.1%
Arcosa, Inc.	24,663	1,902,011
Comfort Systems USA, Inc.	12,392	3,994,313
Quanta Services, Inc.	29,800	7,574,564
Total Construction & Engineering		13,470,888
Construction Materials – 0.2%
Eagle Materials, Inc.	19,129	4,245,299
Martin Marietta Materials, Inc.	21,271	10,170,303
Vulcan Materials Co.	52,741	12,304,476
Total Construction Materials		26,720,078
Consumer Finance – 0.8%
American Express Co.	349,881	94,135,483
FirstCash Holdings, Inc.	60,187	7,241,700
OneMain Holdings, Inc.	211,071	10,317,150
SLM Corp.	310,878	9,130,487
Total Consumer Finance		120,824,820
Consumer Staples Distribution & Retail – 3.8%
Casey’s General Stores, Inc.	14,538	6,310,074
Costco Wholesale Corp.	109,191	103,270,664
Sysco Corp.	689,786	51,761,541
Target Corp.	747,991	78,060,341
Walmart, Inc.	3,691,398	324,067,830
Total Consumer Staples Distribution & Retail		563,470,450
Containers & Packaging – 0.5%
AptarGroup, Inc.	47,303	7,018,819
Avery Dennison Corp.	78,520	13,974,204
International Paper Co.	560,624	29,909,290
Packaging Corp. of America	111,274	22,034,478
Silgan Holdings, Inc.	130,472	6,669,729
Total Containers & Packaging		79,606,520
Distributors – 0.1%
Pool Corp.(a)	36,108	11,494,982
Diversified Consumer Services – 0.2%
ADT, Inc.	1,286,389	10,471,207
Service Corp. International	148,496	11,909,379
Total Diversified Consumer Services		22,380,586
Electric Utilities – 0.1%
NRG Energy, Inc.	200,991	19,186,601
Electrical Equipment – 0.3%
Hubbell, Inc.	40,465	13,390,273
Rockwell Automation, Inc.	114,848	29,674,426
Vertiv Holdings Co., Class A	73,039	5,273,416
Total Electrical Equipment		48,338,115
Investments	Shares	Value
Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp., Class A	574,959	$37,711,561
Avnet, Inc.	111,226	5,348,858
Badger Meter, Inc.	18,637	3,545,689
Belden, Inc.	18,756	1,880,289
CDW Corp.	105,969	16,982,592
Cognex Corp.	172,131	5,134,668
Jabil, Inc.	36,566	4,975,536
Littelfuse, Inc.	30,414	5,983,650
Vontier Corp.	70,084	2,302,260
Total Electronic Equipment, Instruments & Components		83,865,103
Energy Equipment & Services – 0.0%
ChampionX Corp.	53,729	1,601,124
Halliburton Co.	144,224	3,658,963
Total Energy Equipment & Services		5,260,087
Entertainment – 0.1%
Electronic Arts, Inc.	76,665	11,079,626
Warner Music Group Corp., Class A	215,527	6,756,771
Total Entertainment		17,836,397
Financial Services – 2.7%
Jack Henry & Associates, Inc.	61,627	11,253,090
Mastercard, Inc., Class A	243,580	133,511,069
PennyMac Financial Services, Inc.	63,525	6,359,488
Visa, Inc., Class A(a)	670,819	235,095,227
Voya Financial, Inc.	133,167	9,023,396
Total Financial Services		395,242,270
Food Products – 0.2%
Tyson Foods, Inc., Class A	459,137	29,297,532
Ground Transportation – 2.1%
CSX Corp.	1,412,617	41,573,318
JB Hunt Transport Services, Inc.	74,104	10,963,687
Landstar System, Inc.	44,214	6,640,943
Norfolk Southern Corp.	248,981	58,971,150
Old Dominion Freight Line, Inc.(a)	62,091	10,272,956
Ryder System, Inc.	63,281	9,100,441
Schneider National, Inc., Class B	105,385	2,408,047
Union Pacific Corp.	729,279	172,284,871
Total Ground Transportation		312,215,413
Health Care Equipment & Supplies – 2.3%
Abbott Laboratories	1,720,652	228,244,488
Baxter International, Inc.	645,697	22,102,208
GE HealthCare Technologies, Inc.	78,910	6,368,826
ResMed, Inc.(a)	76,551	17,135,941
Stryker Corp.	165,735	61,694,854
Total Health Care Equipment & Supplies		335,546,317
Health Care Providers & Services – 2.8%
Chemed Corp.	8,924	5,491,116
Encompass Health Corp.	59,894	6,066,064
Ensign Group, Inc.	31,322	4,053,067

See Notes to Financial Statements.

WisdomTree Trust    45

Schedule of Investments (continued) WisdomTree U.S. Quality Dividend Growth Fund (DGRW) March 31, 2025
Investments	Shares	Value
HCA Healthcare, Inc.	116,949	$40,411,727
McKesson Corp.	35,013	23,563,399
UnitedHealth Group, Inc.	632,411	331,225,261
Universal Health Services, Inc., Class B	30,621	5,753,686
Total Health Care Providers & Services		416,564,320
Hotels, Restaurants & Leisure – 3.1%
Aramark	196,443	6,781,212
Boyd Gaming Corp.	92,448	6,085,852
Churchill Downs, Inc.	27,471	3,051,204
Darden Restaurants, Inc.	194,225	40,352,186
Domino’s Pizza, Inc.	29,868	13,722,853
Expedia Group, Inc.	48,360	8,129,316
Hilton Worldwide Holdings, Inc.	48,440	11,022,522
Marriott International, Inc., Class A	135,489	32,273,480
McDonald’s Corp.	870,337	271,867,169
Texas Roadhouse, Inc.	60,570	10,092,779
Wyndham Hotels & Resorts, Inc.	90,612	8,201,292
Yum! Brands, Inc.	301,015	47,367,720
Total Hotels, Restaurants & Leisure		458,947,585
Household Durables – 0.2%
Installed Building Products, Inc.(a)	25,635	4,395,377
KB Home	108,655	6,315,028
Lennar Corp., Class B(a)	50,709	5,530,831
PulteGroup, Inc.	80,741	8,300,175
Total Household Durables		24,541,411
Household Products – 4.3%
Colgate-Palmolive Co.	916,981	85,921,120
Kimberly-Clark Corp.	534,077	75,956,431
Procter & Gamble Co.	2,784,791	474,584,082
Total Household Products		636,461,633
Independent Power & Renewable Electricity Producers – 0.1%
Vistra Corp.	111,276	13,068,253
Industrial Conglomerates – 1.6%
3M Co.	625,004	91,788,087
Honeywell International, Inc.	673,836	142,684,773
Total Industrial Conglomerates		234,472,860
Insurance – 1.7%
American International Group, Inc.	734,918	63,893,771
Erie Indemnity Co., Class A	36,370	15,240,848
Fidelity National Financial, Inc.	448,699	29,201,331
Hartford Insurance Group, Inc.	292,042	36,134,357
Kinsale Capital Group, Inc.	5,811	2,828,272
Marsh & McLennan Cos., Inc.	374,269	91,332,864
Ryan Specialty Holdings, Inc.	70,329	5,195,203
Selective Insurance Group, Inc.	86,090	7,880,679
Total Insurance		251,707,325
Interactive Media & Services – 4.2%
Alphabet, Inc., Class A	1,342,635	207,625,076
Alphabet, Inc., Class C	1,267,690	198,051,209
Investments	Shares	Value
Meta Platforms, Inc., Class A	368,698	$212,502,779
Total Interactive Media & Services		618,179,064
Leisure Products – 0.0%
Brunswick Corp.	123,952	6,674,815
Life Sciences Tools & Services – 0.4%
Agilent Technologies, Inc.	120,735	14,123,580
Bio-Techne Corp.(a)	85,541	5,015,269
Bruker Corp.	58,500	2,441,790
Danaher Corp.	185,274	37,981,170
West Pharmaceutical Services, Inc.(a)	15,182	3,398,946
Total Life Sciences Tools & Services		62,960,755
Machinery – 3.1%
Allison Transmission Holdings, Inc.	59,767	5,717,909
Crane Co.	28,189	4,317,991
Cummins, Inc.	142,549	44,680,558
Deere & Co.	188,848	88,635,809
Donaldson Co., Inc.	153,286	10,279,359
Dover Corp.	89,604	15,741,631
Federal Signal Corp.	35,910	2,641,180
Flowserve Corp.	153,914	7,517,160
Franklin Electric Co., Inc.	55,132	5,175,792
Graco, Inc.	146,657	12,247,326
IDEX Corp.(a)	52,145	9,436,681
Illinois Tool Works, Inc.	339,451	84,187,242
ITT, Inc.	63,534	8,206,051
Lincoln Electric Holdings, Inc.	56,500	10,687,540
Nordson Corp.	40,390	8,147,471
Otis Worldwide Corp.	334,448	34,515,034
PACCAR, Inc.	303,575	29,559,098
Parker-Hannifin Corp.	66,996	40,723,519
Timken Co.	100,544	7,226,097
Toro Co.	112,348	8,173,317
Xylem, Inc.	167,063	19,957,346
Total Machinery		457,774,111
Media – 0.4%
New York Times Co., Class A	147,536	7,317,786
News Corp., Class B(a)	125,239	3,803,508
News Corp., Class A	271,094	7,379,179
Nexstar Media Group, Inc.	46,171	8,274,767
Omnicom Group, Inc.	307,794	25,519,200
Total Media		52,294,440
Metals & Mining – 0.2%
Carpenter Technology Corp.	24,320	4,406,298
Commercial Metals Co.	101,522	4,671,027
Royal Gold, Inc.	59,767	9,772,502
Steel Dynamics, Inc.	133,667	16,719,068
Total Metals & Mining		35,568,895
Oil, Gas & Consumable Fuels – 9.3%
California Resources Corp.	16,436	722,691
Chevron Corp.	2,848,305	476,492,943

See Notes to Financial Statements.

46    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Quality Dividend Growth Fund (DGRW) March 31, 2025
Investments	Shares	Value
ConocoPhillips	465,743	$48,912,330
Coterra Energy, Inc.	102,646	2,966,469
EOG Resources, Inc.	101,102	12,965,320
Exxon Mobil Corp.	6,392,420	760,250,511
Hess Corp.	56,530	9,029,537
Magnolia Oil & Gas Corp., Class A(a)	92,452	2,335,337
Marathon Petroleum Corp.(a)	59,989	8,739,797
Matador Resources Co.	638	32,595
Murphy Oil Corp.(a)	374	10,622
Occidental Petroleum Corp.	165,491	8,168,636
ONEOK, Inc.	112,963	11,208,189
Phillips 66	68,133	8,413,063
Range Resources Corp.	65,589	2,618,969
SM Energy Co.	5,005	149,900
Targa Resources Corp.	47,465	9,515,309
Texas Pacific Land Corp.(a)	4,408	5,840,556
Valero Energy Corp.(a)	46,738	6,172,688
Total Oil, Gas & Consumable Fuels		1,374,545,462
Paper & Forest Products – 0.0%
Louisiana-Pacific Corp.	62,184	5,719,684
Passenger Airlines – 0.1%
Delta Air Lines, Inc.	360,642	15,723,991
Pharmaceuticals – 4.4%
Eli Lilly & Co.	309,691	255,776,894
Merck & Co., Inc.	4,008,199	359,775,942
Zoetis, Inc.	235,265	38,736,382
Total Pharmaceuticals		654,289,218
Professional Services – 2.1%
Automatic Data Processing, Inc.	434,943	132,888,135
Booz Allen Hamilton Holding Corp.	107,610	11,253,854
Broadridge Financial Solutions, Inc.	105,184	25,502,913
Equifax, Inc.	48,807	11,887,433
KBR, Inc.	110,045	5,481,341
Paychex, Inc.	526,118	81,169,485
Paycom Software, Inc.(a)	31,460	6,873,381
Robert Half, Inc.	149,910	8,177,590
Science Applications International Corp.	61,693	6,926,273
TransUnion	75,563	6,270,973
TriNet Group, Inc.	66,613	5,278,414
Verisk Analytics, Inc.	50,345	14,983,679
Total Professional Services		316,693,471
Semiconductors & Semiconductor Equipment – 5.6%
Amkor Technology, Inc.	201,076	3,631,433
Applied Materials, Inc.	373,593	54,215,816
KLA Corp.	71,806	48,813,719
Lam Research Corp.	790,532	57,471,676
MKS Instruments, Inc.(a)	58,673	4,702,641
Monolithic Power Systems, Inc.	27,238	15,797,495
NVIDIA Corp.	3,960,355	429,223,275
Qualcomm, Inc.	1,208,512	185,639,528
Investments	Shares	Value
Skyworks Solutions, Inc.	238,620	$15,422,011
Teradyne, Inc.	51,656	4,266,786
Universal Display Corp.	47,346	6,603,820
Total Semiconductors & Semiconductor Equipment		825,788,200
Software – 8.9%
Bentley Systems, Inc., Class B	112,605	4,429,881
Dolby Laboratories, Inc., Class A	87,810	7,052,021
Gen Digital, Inc.(a)	599,002	15,897,513
Intuit, Inc.	94,521	58,034,949
Microsoft Corp.	2,845,471	1,068,161,359
Oracle Corp.	1,214,397	169,784,844
Total Software		1,323,360,567
Specialized REITs – 0.2%
SBA Communications Corp.	104,076	22,897,761
Specialty Retail – 4.8%
Best Buy Co., Inc.	378,486	27,860,354
Dick’s Sporting Goods, Inc.	71,861	14,484,303
Home Depot, Inc.	1,077,664	394,953,079
Lithia Motors, Inc.	16,821	4,937,636
Lowe’s Cos., Inc.	504,840	117,743,833
Murphy USA, Inc.	7,845	3,685,659
Ross Stores, Inc.	172,150	21,999,049
TJX Cos., Inc.	727,767	88,642,021
Tractor Supply Co.	484,606	26,701,791
Williams-Sonoma, Inc.	96,065	15,187,877
Total Specialty Retail		716,195,602
Technology Hardware, Storage & Peripherals – 4.9%
Apple, Inc.	3,219,731	715,198,847
NetApp, Inc.	193,828	17,025,852
Total Technology Hardware, Storage & Peripherals		732,224,699
Textiles, Apparel & Luxury Goods – 0.8%
Columbia Sportswear Co.	77,373	5,856,362
Kontoor Brands, Inc.	80,272	5,147,843
NIKE, Inc., Class B	1,289,694	81,869,775
Ralph Lauren Corp.	40,235	8,881,474
Tapestry, Inc.(a)	313,148	22,048,751
Total Textiles, Apparel & Luxury Goods		123,804,205
Tobacco – 2.7%
Philip Morris International, Inc.	2,531,256	401,786,265
Trading Companies & Distributors – 1.1%
Air Lease Corp.	159,281	7,694,865
Applied Industrial Technologies, Inc.	18,746	4,224,224
Boise Cascade Co.	27,129	2,661,084
Fastenal Co.	603,317	46,787,233
Ferguson Enterprises, Inc.	162,211	25,991,068
Herc Holdings, Inc.(a)	29,047	3,900,141
MSC Industrial Direct Co., Inc., Class A	108,357	8,416,088
Rush Enterprises, Inc., Class A	78,942	4,216,292
United Rentals, Inc.	30,361	19,027,239
Watsco, Inc.	39,557	20,106,823

See Notes to Financial Statements.

WisdomTree Trust    47

Schedule of Investments (concluded) WisdomTree U.S. Quality Dividend Growth Fund (DGRW) March 31, 2025
Investments	Shares	Value
WESCO International, Inc.	37,107	$5,762,717
WW Grainger, Inc.	20,799	20,545,876
Total Trading Companies & Distributors		169,333,650
Wireless Telecommunication Services – 1.6%
T-Mobile U.S., Inc.	889,670	237,283,886
Total United States		14,766,134,901
Puerto Rico – 0.1%
Banks – 0.1%
Popular, Inc.	119,376	11,026,761
TOTAL COMMON STOCKS (Cost: $12,794,123,289)		14,777,161,662
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(b) (Cost: $19,987,244)	19,987,244	19,987,244
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(b) (Cost: $7,787,127)	7,787,127	$7,787,127
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $12,821,897,660)		14,804,936,033
Other Assets less Liabilities – 0.0%		2,784,257
NET ASSETS – 100.0%		$14,807,720,290

(a)   Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $75,374,105 and the total market value of the collateral held by the Fund was $76,247,720. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $68,460,593.

(b)  Rate shown represents annualized 7-day yield as of March 31, 2025.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$14,777,161,662	$—	$—	$14,777,161,662
Mutual Fund	—	19,987,244	—	19,987,244
Investment of Cash Collateral for Securities Loaned	—	7,787,127	—	7,787,127
Total Investments in Securities	$14,777,161,662	$27,774,371	$—	$14,804,936,033

See Notes to Financial Statements.

48    WisdomTree Trust

Schedule of Investments WisdomTree U.S. Quality Growth Fund (QGRW) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 99.4%
Aerospace & Defense – 0.9%
Axon Enterprise, Inc.*	6,752	$3,551,214
HEICO Corp.(a)	15,197	4,060,487
Total Aerospace & Defense		7,611,701
Air Freight & Logistics – 0.7%
United Parcel Service, Inc., Class B	54,497	5,994,125
Automobiles – 2.7%
Tesla, Inc.*	91,056	23,598,073
Beverages – 0.6%
Monster Beverage Corp.*	87,348	5,111,605
Biotechnology – 0.9%
Moderna, Inc.*(a)	16,727	474,211
Vertex Pharmaceuticals, Inc.*	15,427	7,479,318
Total Biotechnology		7,953,529
Broadline Retail – 5.4%
Amazon.com, Inc.*	247,738	47,134,632
Building Products – 0.2%
Builders FirstSource, Inc.*	5,297	661,807
Lennox International, Inc.	1,427	800,305
Total Building Products		1,462,112
Capital Markets – 2.7%
Ares Management Corp., Class A	24,189	3,546,349
Blackstone, Inc.	61,270	8,564,321
LPL Financial Holdings, Inc.	2,688	879,352
Moody’s Corp.	11,569	5,387,568
Morningstar, Inc.	2,113	633,625
MSCI, Inc.	7,106	4,018,443
Total Capital Markets		23,029,658
Commercial Services & Supplies – 0.6%
Copart, Inc.*	78,645	4,450,520
Rollins, Inc.	18,355	991,721
Total Commercial Services & Supplies		5,442,241
Communications Equipment – 0.6%
Arista Networks, Inc.*	71,880	5,569,262
Construction & Engineering – 0.1%
Comfort Systems USA, Inc.	1,595	514,116
Diversified Consumer Services – 0.1%
Duolingo, Inc.*	1,825	566,735
Electrical Equipment – 0.3%
Vertiv Holdings Co., Class A	35,722	2,579,128
Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp., Class A	76,380	5,009,764
Entertainment – 2.3%
Live Nation Entertainment, Inc.*	27,594	3,603,225
Netflix, Inc.*	18,019	16,803,258
Total Entertainment		20,406,483
Investments	Shares	Value
Financial Services – 6.2%
Block, Inc.*	44,683	$2,427,627
Corpay, Inc.*	2,411	840,764
Mastercard, Inc., Class A	39,214	21,493,978
Toast, Inc., Class A*	24,564	814,788
Visa, Inc., Class A	80,977	28,379,199
Total Financial Services		53,956,356
Ground Transportation – 0.5%
JB Hunt Transport Services, Inc.	3,730	551,854
Old Dominion Freight Line, Inc.	21,912	3,625,340
Saia, Inc.*	738	257,879
Total Ground Transportation		4,435,073
Health Care Equipment & Supplies – 1.9%
Dexcom, Inc.*	48,738	3,328,318
IDEXX Laboratories, Inc.*	8,785	3,689,261
Insulet Corp.*	2,277	597,963
Intuitive Surgical, Inc.*	18,076	8,952,500
Total Health Care Equipment & Supplies		16,568,042
Health Care Providers & Services – 0.1%
Molina Healthcare, Inc.*	2,135	703,248
Health Care Technology – 0.5%
Veeva Systems, Inc., Class A*	17,575	4,070,897
Hotels, Restaurants & Leisure – 3.4%
Airbnb, Inc., Class A*	41,923	5,008,122
Booking Holdings, Inc.	1,752	8,071,306
Chipotle Mexican Grill, Inc.*	92,426	4,640,710
Domino’s Pizza, Inc.	1,078	495,287
Starbucks Corp.	68,293	6,698,860
Yum! Brands, Inc.	31,609	4,973,992
Total Hotels, Restaurants & Leisure		29,888,277
Household Durables – 1.1%
DR Horton, Inc.	33,020	4,197,833
NVR, Inc.*	346	2,506,559
PulteGroup, Inc.	25,954	2,668,071
Total Household Durables		9,372,463
Independent Power & Renewable Electricity Producers – 0.4%
Vistra Corp.	29,670	3,484,445
Insurance – 0.1%
Erie Indemnity Co., Class A	1,915	802,481
Interactive Media & Services – 10.4%
Alphabet, Inc., Class A	317,400	49,082,736
Meta Platforms, Inc., Class A	69,885	40,278,919
Pinterest, Inc., Class A*	24,133	748,123
Total Interactive Media & Services		90,109,778
IT Services – 1.3%
Cloudflare, Inc., Class A*	35,885	4,043,881
Gartner, Inc.*	7,853	3,296,218
GoDaddy, Inc., Class A*	17,703	3,189,019
MongoDB, Inc.*	2,026	355,360
Total IT Services		10,884,478
See Notes to Financial Statements.

WisdomTree Trust    49

Schedule of Investments (concluded) WisdomTree U.S. Quality Growth Fund (QGRW) March 31, 2025
Investments	Shares	Value
Life Sciences Tools & Services – 0.1%
West Pharmaceutical Services, Inc.	2,257	$505,297
Media – 0.2%
Trade Desk, Inc., Class A*	37,590	2,056,925
Oil, Gas & Consumable Fuels – 1.3%
Coterra Energy, Inc.	29,755	859,919
Devon Energy Corp.	22,250	832,150
Expand Energy Corp.	9,258	1,030,601
Targa Resources Corp.	23,488	4,708,639
Texas Pacific Land Corp.(a)	2,939	3,894,146
Total Oil, Gas & Consumable Fuels		11,325,455
Pharmaceuticals – 3.4%
Eli Lilly & Co.	36,195	29,893,812
Semiconductors & Semiconductor Equipment – 16.6%
Advanced Micro Devices, Inc.*	76,901	7,900,809
Applied Materials, Inc.	45,085	6,542,735
Broadcom, Inc.	176,851	29,610,163
Entegris, Inc.(a)	6,641	580,955
KLA Corp.	8,761	5,955,728
Lam Research Corp.	75,900	5,517,930
Monolithic Power Systems, Inc.	1,830	1,061,363
NVIDIA Corp.	779,472	84,479,175
ON Semiconductor Corp.*	60,686	2,469,313
Total Semiconductors & Semiconductor Equipment		144,118,171
Software – 19.9%
Adobe, Inc.*	20,705	7,940,989
AppLovin Corp., Class A*	18,073	4,788,803
Atlassian Corp., Class A*	17,817	3,780,946
Autodesk, Inc.*	15,773	4,129,371
Cadence Design Systems, Inc.*	17,295	4,398,637
Crowdstrike Holdings, Inc., Class A*	15,864	5,593,329
Datadog, Inc., Class A*	29,077	2,884,729
Dynatrace, Inc.*	9,201	433,827
Fair Isaac Corp.*	2,117	3,904,087
Fortinet, Inc.*	54,782	5,273,315
HubSpot, Inc.*	5,179	2,958,711
Intuit, Inc.	14,069	8,638,225
Manhattan Associates, Inc.*	2,517	435,542
Microsoft Corp.	215,866	81,033,938
Investments	Shares	Value
Palantir Technologies, Inc., Class A*	117,917	$9,952,195
Palo Alto Networks, Inc.*	36,335	6,200,204
ServiceNow, Inc.*	9,715	7,734,500
Synopsys, Inc.*	10,321	4,426,161
Workday, Inc., Class A*	19,083	4,456,453
Zscaler, Inc.*(a)	19,326	3,834,665
Total Software		172,798,627
Specialty Retail – 1.8%
AutoZone, Inc.*	1,503	5,730,608
O’Reilly Automotive, Inc.*	4,294	6,151,499
Tractor Supply Co.	69,381	3,822,893
Total Specialty Retail		15,705,000
Technology Hardware, Storage & Peripherals – 11.3%
Apple, Inc.	440,044	97,746,974
Textiles, Apparel & Luxury Goods – 0.2%
Deckers Outdoor Corp.*	19,397	2,168,779
Total United States		862,577,742
South Korea – 0.4%
Broadline Retail – 0.4%
Coupang, Inc.*	184,828	4,053,278
TOTAL COMMON STOCKS (Cost: $935,338,054)		866,631,020
MUTUAL FUND – 0.2%
United States – 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(b) (Cost: $1,324,255)	1,324,255	1,324,255
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $936,662,309)		867,955,275
Other Liabilities less Assets – 0.0%		(179,766)
NET ASSETS – 100.0%		$867,775,509

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,505,207 and the total market value of the collateral held by the Fund was $7,889,951, which was entirely composed of non-cash U.S. Government securities.

(b)  Rate shown represents annualized 7-day yield as of March 31, 2025.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$866,631,020	$—	$—	$866,631,020
Mutual Fund	—	1,324,255	—	1,324,255
Total Investments in Securities	$866,631,020	$1,324,255	$—	$867,955,275

See Notes to Financial Statements.

50    WisdomTree Trust

Schedule of Investments WisdomTree U.S. SmallCap Dividend Fund (DES) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 99.6%
United States – 98.6%
Aerospace & Defense – 0.3%
Cadre Holdings, Inc.	69,158	$2,047,768
National Presto Industries, Inc.	35,406	3,112,542
Park Aerospace Corp.	102,104	1,373,299
Total Aerospace & Defense		6,533,609
Air Freight & Logistics – 0.1%
Hub Group, Inc., Class A	61,214	2,275,324
Automobile Components – 1.3%
Dana, Inc.	449,253	5,988,543
LCI Industries	82,339	7,198,899
Patrick Industries, Inc.	56,664	4,791,508
Phinia, Inc.	82,661	3,507,306
Standard Motor Products, Inc.	92,923	2,316,570
Total Automobile Components		23,802,826
Automobiles – 0.5%
Harley-Davidson, Inc.	235,677	5,950,844
Winnebago Industries, Inc.	76,976	2,652,593
Total Automobiles		8,603,437
Banks – 16.4%
1st Source Corp.	47,873	2,863,284
Amalgamated Financial Corp.	31,597	908,414
Amerant Bancorp, Inc.	33,258	686,445
Arrow Financial Corp.	18,958	498,406
Associated Banc-Corp.	378,661	8,531,232
Atlantic Union Bankshares Corp.	181,468	5,650,914
Banc of California, Inc.	212,464	3,014,864
BancFirst Corp.	45,133	4,958,763
Bank First Corp.	9,851	992,390
Bank of Hawaii Corp.	87,614	6,042,738
Bank of Marin Bancorp	19,486	430,056
Bank7 Corp.	12,834	497,189
BankUnited, Inc.	130,235	4,485,293
Banner Corp.	55,539	3,541,722
Bar Harbor Bankshares	17,635	520,232
Berkshire Hills Bancorp, Inc.	59,373	1,549,042
Brookline Bancorp, Inc.	191,146	2,083,491
Burke & Herbert Financial Services Corp.	23,044	1,292,999
Business First Bancshares, Inc.	25,982	632,662
Byline Bancorp, Inc.	45,199	1,182,406
Camden National Corp.	24,693	999,326
Capital Bancorp, Inc.	14,638	414,695
Capital City Bank Group, Inc.	22,212	798,744
Capitol Federal Financial, Inc.	358,280	2,006,368
Cathay General Bancorp	126,357	5,437,142
Central Pacific Financial Corp.	43,919	1,187,570
Citizens & Northern Corp.	48	966
City Holding Co.	32,055	3,765,501
Civista Bancshares, Inc.	56	1,094
Investments	Shares	Value
CNB Financial Corp.	30,674	$682,496
Community Financial System, Inc.	83,210	4,731,321
Community Trust Bancorp, Inc.	39,020	1,965,047
ConnectOne Bancorp, Inc.	47,843	1,163,063
CVB Financial Corp.	306,925	5,665,835
Dime Community Bancshares, Inc.	70,661	1,970,029
Eagle Bancorp, Inc.	30,779	646,359
Eastern Bankshares, Inc.	588,942	9,658,649
Enterprise Financial Services Corp.	40,325	2,167,065
Equity Bancshares, Inc., Class A	19,102	752,619
Esquire Financial Holdings, Inc.	6,489	489,141
Farmers National Banc Corp.	72,120	941,166
FB Financial Corp.	40,993	1,900,435
Fidelity D&D Bancorp, Inc.	4,356	181,253
Financial Institutions, Inc.	53,524	1,335,959
First Bancorp/Southern Pines NC	42,228	1,695,032
First Bancshares, Inc.	42,958	1,452,410
First Bank	32,181	476,601
First Busey Corp.	113,907	2,460,391
First Business Financial Services, Inc.	8,901	419,682
First Commonwealth Financial Corp.	180,024	2,797,573
First Community Bankshares, Inc.	31,286	1,179,169
First Financial Bancorp	221,610	5,535,818
First Financial Corp.	22,298	1,092,156
First Hawaiian, Inc.	323,254	7,900,328
First Internet Bancorp	6,899	184,755
First Interstate BancSystem, Inc., Class A	386,072	11,060,963
First Merchants Corp.	117,912	4,768,361
First Mid Bancshares, Inc.	40,266	1,405,283
First Northwest Bancorp	8,052	81,808
First of Long Island Corp.	42,711	527,481
Five Star Bancorp	26,928	748,598
Flushing Financial Corp.	54,304	689,661
FS Bancorp, Inc.	11,853	450,533
Fulton Financial Corp.	371,507	6,720,562
German American Bancorp, Inc.	42,354	1,588,275
Great Southern Bancorp, Inc.	12,361	684,429
Guaranty Bancshares, Inc.	17,661	706,970
Hanmi Financial Corp.	57,062	1,293,025
HarborOne Bancorp, Inc.	50,401	522,658
HBT Financial, Inc.	63,367	1,420,054
Heritage Commerce Corp.	153,606	1,462,329
Heritage Financial Corp.	58,778	1,430,069
Hilltop Holdings, Inc.	84,590	2,575,765
Hope Bancorp, Inc.	284,829	2,982,160
Horizon Bancorp, Inc.	76,982	1,160,889
Independent Bank Corp.	109,330	6,054,108
International Bancshares Corp.	112,252	7,078,611
Investar Holding Corp.	36	634
Kearny Financial Corp.	157,366	985,111
Lakeland Financial Corp.	36,626	2,177,049
Live Oak Bancshares, Inc.	36,017	960,213

See Notes to Financial Statements.

WisdomTree Trust    51

Schedule of Investments (continued) WisdomTree U.S. SmallCap Dividend Fund (DES) March 31, 2025
Investments	Shares	Value
Mercantile Bank Corp.	23,545	$1,022,795
Metrocity Bankshares, Inc.	42,228	1,164,226
Mid Penn Bancorp, Inc.	21,854	566,237
Middlefield Banc Corp.	9,777	273,267
Midland States Bancorp, Inc.	43,590	746,261
MidWestOne Financial Group, Inc.	24,897	737,200
National Bank Holdings Corp., Class A	54,117	2,071,058
NBT Bancorp, Inc.	78,401	3,363,403
Nicolet Bankshares, Inc.	13,036	1,420,403
Northeast Bank	5,936	543,381
Northeast Community Bancorp, Inc.	17,991	421,709
Northfield Bancorp, Inc.	72,464	790,582
Northrim BanCorp, Inc.	8,653	633,573
Northwest Bancshares, Inc.	438,473	5,270,445
OceanFirst Financial Corp.	126,743	2,155,898
Old Second Bancorp, Inc.	45,504	757,187
Orange County Bancorp, Inc.	9,820	229,690
Origin Bancorp, Inc.	25,647	889,181
Orrstown Financial Services, Inc.	20,835	625,258
Pacific Premier Bancorp, Inc.	301,436	6,426,615
Park National Corp.	22,951	3,474,781
Pathward Financial, Inc.	22,554	1,645,314
Peapack-Gladstone Financial Corp.	18,559	527,076
Peoples Bancorp, Inc.	101,177	3,000,910
Peoples Financial Services Corp.	18,054	802,861
Plumas Bancorp	6,734	291,380
Preferred Bank	34,061	2,849,543
Primis Financial Corp.	59,955	585,760
Princeton Bancorp, Inc.	7,689	234,899
Provident Financial Services, Inc.	383,626	6,586,858
QCR Holdings, Inc.	13,692	976,513
Red River Bancshares, Inc.	6,164	318,371
Renasant Corp.(a)	84,348	2,861,928
Republic Bancorp, Inc., Class A	33,383	2,130,503
S&T Bancorp, Inc.	71,386	2,644,851
Sandy Spring Bancorp, Inc.	93,163	2,603,906
Seacoast Banking Corp. of Florida	109,522	2,818,001
Shore Bancshares, Inc.	49,691	672,816
Sierra Bancorp	28,554	796,086
Simmons First National Corp., Class A	274,423	5,633,904
SmartFinancial, Inc.	20,379	633,379
South Plains Financial, Inc.	15,230	504,418
Southern Missouri Bancorp, Inc.	12,113	630,118
Southern States Bancshares, Inc.	10,054	359,430
Southside Bancshares, Inc.	71,508	2,070,872
Stellar Bancorp, Inc.	84,658	2,341,640
Stock Yards Bancorp, Inc.	39,326	2,715,854
Tompkins Financial Corp.	23,965	1,509,316
Towne Bank	124,851	4,268,656
TriCo Bancshares	48,469	1,937,306
TrustCo Bank Corp.	42,514	1,295,827
Trustmark Corp.	91,300	3,148,937
Investments	Shares	Value
United Community Banks, Inc.	221,754	$6,237,940
Unity Bancorp, Inc.	7,580	308,506
Univest Financial Corp.	30,452	863,619
Veritex Holdings, Inc.	83,537	2,085,919
WaFd, Inc.	152,623	4,361,965
Washington Trust Bancorp, Inc.	50,601	1,561,547
WesBanco, Inc.	214,684	6,646,617
West BanCorp, Inc.	30,271	603,604
Westamerica BanCorp	46,260	2,342,144
WSFS Financial Corp.	50,473	2,618,034
Total Banks		304,564,177
Beverages – 0.1%
MGP Ingredients, Inc.	43,412	1,275,445
Broadline Retail – 1.2%
Macy’s, Inc.	912,847	11,465,358
Nordstrom, Inc.	424,126	10,369,881
Total Broadline Retail		21,835,239
Building Products – 0.7%
Apogee Enterprises, Inc.	44,827	2,076,835
AZZ, Inc.	31,670	2,647,929
Griffon Corp.	62,733	4,485,409
Insteel Industries, Inc.	102,547	2,696,986
Quanex Building Products Corp.	82,783	1,538,936
Total Building Products		13,446,095
Capital Markets – 2.2%
Acadian Asset Management, Inc.	32,852	849,553
Bridge Investment Group Holdings, Inc., Class A	104,701	1,003,036
Diamond Hill Investment Group, Inc.	4,115	587,787
DigitalBridge Group, Inc.	144,550	1,274,931
Federated Hermes, Inc.	226,441	9,231,999
GCM Grosvenor, Inc., Class A(a)	129,332	1,711,062
Oppenheimer Holdings, Inc., Class A	10,553	629,275
P10, Inc., Class A	46,162	542,403
Perella Weinberg Partners	45,434	835,986
PJT Partners, Inc., Class A	20,735	2,858,942
Victory Capital Holdings, Inc., Class A	168,755	9,765,852
Virtu Financial, Inc., Class A	216,001	8,233,958
Virtus Investment Partners, Inc.	15,472	2,666,754
Total Capital Markets		40,191,538
Chemicals – 3.1%
AdvanSix, Inc.	78,455	1,777,006
Ashland, Inc.	90,096	5,341,792
Hawkins, Inc.	21,396	2,266,264
HB Fuller Co.	84,752	4,756,282
Huntsman Corp.	683,254	10,788,581
Innospec, Inc.	34,937	3,310,281
Koppers Holdings, Inc.	48,344	1,353,632
Kronos Worldwide, Inc.	300,836	2,250,253
Mativ Holdings, Inc.	238,371	1,485,051
Minerals Technologies, Inc.	29,020	1,844,802

See Notes to Financial Statements.

52    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. SmallCap Dividend Fund (DES) March 31, 2025
Investments	Shares	Value
Northern Technologies International Corp.	54,029	$562,442
Quaker Chemical Corp.	25,353	3,133,884
Scotts Miracle-Gro Co.	158,210	8,684,147
Sensient Technologies Corp.	79,946	5,950,381
Stepan Co.	52,658	2,898,296
Valhi, Inc.	81,217	1,319,776
Total Chemicals		57,722,870
Commercial Services & Supplies – 2.8%
ABM Industries, Inc.	93,960	4,449,946
ACCO Brands Corp.	464,388	1,945,786
Acme United Corp.	21,081	835,018
Brady Corp., Class A	75,978	5,367,086
Brink’s Co.	47,211	4,067,700
CompX International, Inc.	51,824	1,073,793
Deluxe Corp.	217,028	3,431,213
Ennis, Inc.	143,310	2,879,098
HNI Corp.	140,186	6,217,249
Interface, Inc.	63,122	1,252,341
Matthews International Corp., Class A	116,267	2,585,778
MillerKnoll, Inc.	196,875	3,768,188
Pitney Bowes, Inc.	498,509	4,511,506
Quad/Graphics, Inc.	181,833	990,990
Steelcase, Inc., Class A	298,767	3,274,486
UniFirst Corp.	14,518	2,526,132
Vestis Corp.	168,218	1,665,358
Virco Mfg. Corp.(a)	92,031	870,613
VSE Corp.(a)	16,012	1,921,280
Total Commercial Services & Supplies		53,633,561
Construction & Engineering – 0.5%
Argan, Inc.	23,949	3,141,390
Granite Construction, Inc.	37,440	2,822,976
Primoris Services Corp.	43,587	2,502,330
Total Construction & Engineering		8,466,696
Construction Materials – 0.1%
U.S. Lime & Minerals, Inc.	23,757	2,099,644
Consumer Finance – 0.5%
Bread Financial Holdings, Inc.	39,724	1,989,378
Navient Corp.	293,923	3,712,247
Nelnet, Inc., Class A	22,026	2,443,344
PROG Holdings, Inc.	36,938	982,551
Regional Management Corp.	21,087	634,930
Total Consumer Finance		9,762,450
Consumer Staples Distribution & Retail – 1.2%
Andersons, Inc.	69,950	3,002,954
Ingles Markets, Inc., Class A	28,384	1,848,650
Natural Grocers by Vitamin Cottage, Inc.	56,355	2,265,471
PriceSmart, Inc.	55,905	4,911,254
SpartanNash Co.	179,062	3,627,796
Village Super Market, Inc., Class A	58,852	2,236,965
Weis Markets, Inc.	54,449	4,195,295
Total Consumer Staples Distribution & Retail		22,088,385
Investments	Shares	Value
Containers & Packaging – 0.9%
Greif, Inc., Class A	74,959	$4,121,995
Myers Industries, Inc.	185,893	2,217,704
Pactiv Evergreen, Inc.	441,913	7,958,853
TriMas Corp.	72,638	1,701,908
Total Containers & Packaging		16,000,460
Distributors – 0.2%
A-Mark Precious Metals, Inc.	88,105	2,235,224
Weyco Group, Inc.	48,197	1,469,044
Total Distributors		3,704,268
Diversified Consumer Services – 0.7%
Carriage Services, Inc.	54,200	2,100,250
Graham Holdings Co., Class B	3,300	3,170,838
Perdoceo Education Corp.	138,032	3,475,646
Strategic Education, Inc.	54,543	4,579,430
Total Diversified Consumer Services		13,326,164
Diversified REITs – 1.2%
Alexander & Baldwin, Inc.	52,781	909,417
Alpine Income Property Trust, Inc.	17,469	292,082
American Assets Trust, Inc.	55,030	1,108,304
Armada Hoffler Properties, Inc.	85,778	644,193
Broadstone Net Lease, Inc.	949,658	16,182,172
CTO Realty Growth, Inc.	37,560	725,283
Empire State Realty Trust, Inc., Class A	133,501	1,043,978
Gladstone Commercial Corp.	41,402	620,202
One Liberty Properties, Inc.	22,985	603,816
Total Diversified REITs		22,129,447
Diversified Telecommunication Services – 1.1%
ATN International, Inc.	75,785	1,539,193
Cogent Communications Holdings, Inc.	181,745	11,142,786
IDT Corp., Class B	37,174	1,907,398
Iridium Communications, Inc.	200,192	5,469,246
Total Diversified Telecommunication Services		20,058,623
Electric Utilities – 1.5%
Genie Energy Ltd., Class B	129,302	1,945,995
MGE Energy, Inc.	81,914	7,614,726
Otter Tail Corp.	86,619	6,961,569
TXNM Energy, Inc.	227,630	12,173,652
Total Electric Utilities		28,695,942
Electrical Equipment – 0.7%
Allient, Inc.	57,269	1,258,773
Atkore, Inc.	50,241	3,013,958
EnerSys	42,498	3,891,967
LSI Industries, Inc.	101,446	1,724,582
Powell Industries, Inc.(a)	9,135	1,555,964
Preformed Line Products Co.	12,192	1,707,977
Total Electrical Equipment		13,153,221
Electronic Equipment, Instruments & Components – 1.2%
Advanced Energy Industries, Inc.	30,596	2,916,105
Bel Fuse, Inc., Class B	18,933	1,417,324

See Notes to Financial Statements.

WisdomTree Trust    53

Schedule of Investments (continued) WisdomTree U.S. SmallCap Dividend Fund (DES) March 31, 2025
Investments	Shares	Value
Benchmark Electronics, Inc.	65,086	$2,475,221
Climb Global Solutions, Inc.	12,177	1,348,724
Crane NXT Co.	62,390	3,206,846
CTS Corp.	32,669	1,357,397
Methode Electronics, Inc.	160,800	1,025,904
Napco Security Technologies, Inc.	68,104	1,567,754
PC Connection, Inc.	28,076	1,752,504
Richardson Electronics Ltd.	48,388	540,010
Vishay Intertechnology, Inc.	256,274	4,074,757
Total Electronic Equipment, Instruments & Components		21,682,546
Energy Equipment & Services – 3.6%
Archrock, Inc.	378,358	9,928,114
Aris Water Solutions, Inc., Class A	85,954	2,753,966
Atlas Energy Solutions, Inc.(a)	376,616	6,718,829
Cactus, Inc., Class A	76,329	3,498,158
Core Laboratories, Inc.	73,414	1,100,476
Energy Services of America Corp.	99,501	940,285
Helmerich & Payne, Inc.	240,207	6,274,207
Kodiak Gas Services, Inc.	264,056	9,849,289
Liberty Energy, Inc.	277,563	4,393,822
Patterson-UTI Energy, Inc.	1,284,420	10,557,932
Ranger Energy Services, Inc., Class A	110,553	1,568,747
RPC, Inc.	608,846	3,348,653
Select Water Solutions, Inc.	232,346	2,439,633
Solaris Energy Infrastructure, Inc.	99,406	2,163,075
Total Energy Equipment & Services		65,535,186
Entertainment – 0.1%
Marcus Corp.	84,968	1,418,116
Financial Services – 3.2%
Alerus Financial Corp.	32,594	601,685
Cannae Holdings, Inc.	63,960	1,172,387
Cass Information Systems, Inc.	16,700	722,275
Federal Agricultural Mortgage Corp., Class C	14,356	2,691,893
HA Sustainable Infrastructure Capital, Inc.(a)	421,290	12,318,520
Merchants Bancorp	37,142	1,374,254
NewtekOne, Inc.	91,003	1,088,396
TFS Financial Corp.	1,097,062	13,592,598
UWM Holdings Corp.	305,926	1,670,356
Walker & Dunlop, Inc.	50,564	4,316,143
Western Union Co.	1,814,422	19,196,585
Total Financial Services		58,745,092
Food Products – 1.5%
Alico, Inc.	24,078	718,488
Calavo Growers, Inc.	92,676	2,223,297
J & J Snack Foods Corp.	46,306	6,099,426
John B Sanfilippo & Son, Inc.	39,368	2,789,617
Limoneira Co.	71,559	1,268,025
Seaboard Corp.	843	2,273,672
Tootsie Roll Industries, Inc.	75,693	2,382,816
Utz Brands, Inc.	153,612	2,162,857
Investments	Shares	Value
WK Kellogg Co.(a)	351,208	$6,999,575
Total Food Products		26,917,773
Gas Utilities – 3.2%
Chesapeake Utilities Corp.	41,189	5,289,903
MDU Resources Group, Inc.	638,849	10,802,937
Northwest Natural Holding Co.	161,451	6,897,187
ONE Gas, Inc.	157,160	11,879,724
RGC Resources, Inc.(a)	50,692	1,057,942
Spire, Inc.	290,018	22,693,910
Total Gas Utilities		58,621,603
Ground Transportation – 0.6%
ArcBest Corp.	20,367	1,437,503
Covenant Logistics Group, Inc.	62,326	1,383,637
FTAI Infrastructure, Inc.	264,821	1,199,639
Heartland Express, Inc.	152,154	1,402,860
Marten Transport Ltd.	173,336	2,378,170
Universal Logistics Holdings, Inc.	45,701	1,199,194
Werner Enterprises, Inc.	98,947	2,899,147
Total Ground Transportation		11,900,150
Health Care Equipment & Supplies – 1.0%
CONMED Corp.	41,248	2,490,967
Dentsply Sirona, Inc.	550,907	8,230,551
Embecta Corp.	185,144	2,360,586
iRadimed Corp.	39,633	2,079,940
LeMaitre Vascular, Inc.	28,287	2,373,279
Utah Medical Products, Inc.	21,335	1,195,613
Total Health Care Equipment & Supplies		18,730,936
Health Care Providers & Services – 1.6%
National HealthCare Corp.	42,481	3,942,237
National Research Corp.	111,697	1,429,721
Patterson Cos., Inc.	362,928	11,337,871
Premier, Inc., Class A(a)	343,036	6,613,734
Select Medical Holdings Corp.	293,824	4,906,861
U.S. Physical Therapy, Inc.	32,268	2,334,912
Total Health Care Providers & Services		30,565,336
Health Care REITs – 2.1%
American Healthcare REIT, Inc.	128,641	3,897,823
LTC Properties, Inc.	94,785	3,360,128
National Health Investors, Inc.	127,365	9,407,179
Sabra Health Care REIT, Inc.	1,237,485	21,618,863
Universal Health Realty Income Trust	17,418	713,441
Total Health Care REITs		38,997,434
Health Care Technology – 0.1%
HealthStream, Inc.	52,174	1,678,959
Hotel & Resort REITs – 0.7%
Chatham Lodging Trust	33,922	241,864
DiamondRock Hospitality Co.	174,836	1,349,734
Park Hotels & Resorts, Inc.	512,104	5,469,271
Pebblebrook Hotel Trust	97,100	983,623

See Notes to Financial Statements.

54    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. SmallCap Dividend Fund (DES) March 31, 2025
Investments	Shares	Value
RLJ Lodging Trust	121,270	$956,820
Summit Hotel Properties, Inc.	109,228	590,923
Sunstone Hotel Investors, Inc.	157,297	1,480,165
Xenia Hotels & Resorts, Inc.	88,232	1,037,608
Total Hotel & Resort REITs		12,110,008
Hotels, Restaurants & Leisure – 3.3%
Cheesecake Factory, Inc.(a)	140,772	6,849,965
Dine Brands Global, Inc.	78,643	1,830,023
Golden Entertainment, Inc.	101,663	2,682,887
Krispy Kreme, Inc.(a)	285,614	1,405,221
Marriott Vacations Worldwide Corp.	91,788	5,896,461
Monarch Casino & Resort, Inc.	42,490	3,303,597
Nathan’s Famous, Inc.	20,223	1,948,992
Papa John’s International, Inc.	117,462	4,825,339
RCI Hospitality Holdings, Inc.	31,365	1,346,813
Red Rock Resorts, Inc., Class A	113,275	4,912,737
Travel & Leisure Co.	292,783	13,552,925
Wendy’s Co.	877,324	12,835,250
Total Hotels, Restaurants & Leisure		61,390,210
Household Durables – 1.2%
Bassett Furniture Industries, Inc.	46,914	715,439
Century Communities, Inc.	44,026	2,954,145
Cricut, Inc., Class A	270,075	1,390,886
Ethan Allen Interiors, Inc.	131,656	3,646,871
Flexsteel Industries, Inc.	26,284	959,629
Hamilton Beach Brands Holding Co., Class A	55,900	1,086,137
Hooker Furnishings Corp.	58,531	587,651
La-Z-Boy, Inc.	87,294	3,412,322
Lifetime Brands, Inc.	105,248	518,873
Newell Brands, Inc.	956,189	5,928,372
Total Household Durables		21,200,325
Household Products – 1.1%
Energizer Holdings, Inc.	270,547	8,094,766
Oil-Dri Corp. of America	54,814	2,517,059
Spectrum Brands Holdings, Inc.	53,682	3,840,947
WD-40 Co.	22,888	5,584,672
Total Household Products		20,037,444
Industrial REITs – 0.7%
Innovative Industrial Properties, Inc.	146,474	7,922,779
LXP Industrial Trust	469,289	4,059,350
Plymouth Industrial REIT, Inc.	57,902	943,802
Total Industrial REITs		12,925,931
Insurance – 1.8%
AMERISAFE, Inc.	39,535	2,077,564
CNO Financial Group, Inc.	107,507	4,477,666
Donegal Group, Inc., Class A	45,093	885,176
Employers Holdings, Inc.	45,008	2,279,205
HCI Group, Inc.(a)	8,037	1,199,361
Horace Mann Educators Corp.	126,131	5,389,578
Investors Title Co.	8,523	2,054,725
Mercury General Corp.	85,728	4,792,195
Investments	Shares	Value
Safety Insurance Group, Inc.	58,093	$4,582,376
Stewart Information Services Corp.	42,992	3,067,479
Tiptree, Inc.	30,565	736,311
United Fire Group, Inc.	22,055	649,740
Universal Insurance Holdings, Inc.	37,068	878,512
Total Insurance		33,069,888
Interactive Media & Services – 0.1%
Shutterstock, Inc.	129,822	2,418,584
IT Services – 0.2%
CSP, Inc.(a)	44,538	683,213
Hackett Group, Inc.	84,120	2,457,987
Information Services Group, Inc.	259,763	1,015,673
Total IT Services		4,156,873
Leisure Products – 1.2%
Acushnet Holdings Corp.	93,149	6,395,610
Clarus Corp.	220,656	827,460
Escalade, Inc.	67,004	1,025,161
Johnson Outdoors, Inc., Class A	53,760	1,335,398
Marine Products Corp.	185,935	1,559,995
Polaris, Inc.	181,973	7,449,975
Smith & Wesson Brands, Inc.	216,425	2,017,081
Sturm Ruger & Co., Inc.	58,734	2,307,659
Total Leisure Products		22,918,339
Life Sciences Tools & Services – 0.1%
Mesa Laboratories, Inc.(a)	13,200	1,566,312
Machinery – 4.0%
Alamo Group, Inc.	10,599	1,888,848
Albany International Corp., Class A	45,635	3,150,640
Astec Industries, Inc.	58,887	2,028,657
Atmus Filtration Technologies, Inc.	71,887	2,640,409
Columbus McKinnon Corp.	47,705	807,646
Douglas Dynamics, Inc.	119,682	2,780,213
Eastern Co.	35,340	894,809
Enerpac Tool Group Corp.	47,959	2,151,441
Enpro, Inc.	17,598	2,847,180
ESCO Technologies, Inc.	21,935	3,490,297
Gorman-Rupp Co.	81,918	2,875,322
Greenbrier Cos., Inc.(a)	59,052	3,024,643
Helios Technologies, Inc.	40,865	1,311,358
Hurco Cos., Inc.	29,204	452,954
Hyster-Yale, Inc.	47,951	1,991,884
JBT Marel Corp.	27,074	3,308,443
Kennametal, Inc.	202,662	4,316,700
Lindsay Corp.	18,607	2,354,158
Miller Industries, Inc.	31,818	1,348,129
Mueller Water Products, Inc., Class A	230,102	5,849,193
Omega Flex, Inc.	48,273	1,678,935
Park-Ohio Holdings Corp.	65,905	1,423,548
REV Group, Inc.	65,183	2,059,783
Shyft Group, Inc.	130,905	1,059,021
Standex International Corp.	12,265	1,979,448
See Notes to Financial Statements.

WisdomTree Trust    55

Schedule of Investments (continued) WisdomTree U.S. SmallCap Dividend Fund (DES) March 31, 2025
Investments	Shares	Value
Tennant Co.	32,779	$2,614,125
Terex Corp.	80,706	3,049,073
Trinity Industries, Inc.	211,144	5,924,701
Twin Disc, Inc.	61,173	463,080
Worthington Enterprises, Inc.	91,069	4,561,646
Total Machinery		74,326,284
Media – 1.5%
Cable One, Inc.	14,851	3,946,950
Emerald Holding, Inc.	436,014	1,713,535
Entravision Communications Corp., Class A	418,153	878,121
Gray Media, Inc.	448,535	1,937,671
John Wiley & Sons, Inc., Class A	118,354	5,273,854
Scholastic Corp.	116,342	2,196,537
Sinclair, Inc.	236,006	3,759,576
TEGNA, Inc.	380,967	6,941,219
Townsquare Media, Inc., Class A	67,000	545,380
Total Media		27,192,843
Metals & Mining – 1.3%
Friedman Industries, Inc.	30,464	453,609
Hecla Mining Co.	687,249	3,821,104
Kaiser Aluminum Corp.	58,287	3,533,358
Materion Corp.	20,146	1,643,913
Mesabi Trust(a)	69,675	1,895,160
Olympic Steel, Inc.	45,832	1,444,625
Ramaco Resources, Inc., Class A(a)	206,668	1,700,878
Ryerson Holding Corp.	127,576	2,929,145
SunCoke Energy, Inc.	336,375	3,094,650
Warrior Met Coal, Inc.	44,606	2,128,598
Worthington Steel, Inc.	81,308	2,059,532
Total Metals & Mining		24,704,572
Multi-Utilities – 3.0%
Avista Corp.	430,253	18,014,693
Black Hills Corp.	219,909	13,337,481
Northwestern Energy Group, Inc.	331,638	19,191,891
Unitil Corp.	73,869	4,261,503
Total Multi-Utilities		54,805,568
Office REITs – 1.0%
COPT Defense Properties	214,288	5,843,634
Douglas Emmett, Inc.	134,574	2,153,184
Easterly Government Properties, Inc.	89,841	952,315
Highwoods Properties, Inc.(a)	252,833	7,493,970
JBG SMITH Properties(a)	84,433	1,360,216
Peakstone Realty Trust	33,112	417,211
Piedmont Office Realty Trust, Inc., Class A	119,247	878,850
Postal Realty Trust, Inc., Class A	68	971
Total Office REITs		19,100,351
Oil, Gas & Consumable Fuels – 3.7%
Berry Corp.	438,208	1,406,648
Core Natural Resources, Inc.	49,187	3,792,318
Crescent Energy Co., Class A	483,742	5,437,260
Investments	Shares	Value
Evolution Petroleum Corp.	152,406	$789,463
Excelerate Energy, Inc., Class A	57,281	1,642,819
FutureFuel Corp.	213,682	833,360
Granite Ridge Resources, Inc.	729,950	4,438,096
HighPeak Energy, Inc.	193,101	2,444,659
Kinetik Holdings, Inc.	322,879	16,770,335
NACCO Industries, Inc., Class A	27,281	920,188
Northern Oil & Gas, Inc.	317,012	9,583,273
Peabody Energy Corp.	174,526	2,364,827
PHX Minerals, Inc.	196,277	775,294
Riley Exploration Permian, Inc.	111,015	3,238,307
SandRidge Energy, Inc.	230,267	2,629,649
VAALCO Energy, Inc.	583,643	2,194,498
Vitesse Energy, Inc.	159,139	3,913,228
W&T Offshore, Inc.(a)	824,320	1,277,696
World Kinect Corp.	145,984	4,140,106
Total Oil, Gas & Consumable Fuels		68,592,024
Paper & Forest Products – 0.3%
Sylvamo Corp.	73,415	4,923,944
Personal Care Products – 0.7%
Edgewell Personal Care Co.	91,917	2,868,729
Inter Parfums, Inc.	59,226	6,744,065
Lifevantage Corp.	60,070	875,821
Nu Skin Enterprises, Inc., Class A	252,523	1,833,317
Total Personal Care Products		12,321,932
Pharmaceuticals – 1.2%
Organon & Co.	1,398,928	20,830,038
Phibro Animal Health Corp., Class A	99,961	2,135,167
Total Pharmaceuticals		22,965,205
Professional Services – 3.2%
Alight, Inc., Class A	988,404	5,861,236
Barrett Business Services, Inc.	53,864	2,216,504
CRA International, Inc.	12,517	2,167,944
CSG Systems International, Inc.	88,739	5,366,047
Heidrick & Struggles International, Inc.	49,520	2,120,942
HireQuest, Inc.(a)	83,775	996,922
ICF International, Inc.	15,710	1,334,879
Insperity, Inc.	93,695	8,360,405
Kelly Services, Inc., Class A	144,631	1,904,790
Kforce, Inc.	54,496	2,664,309
Korn Ferry	86,720	5,882,218
ManpowerGroup, Inc.	188,826	10,929,249
Maximus, Inc.	121,053	8,254,604
Resources Connection, Inc.	194,948	1,274,960
Total Professional Services		59,335,009
Real Estate Management & Development – 0.4%
eXp World Holdings, Inc.(a)	123,326	1,206,128
Kennedy-Wilson Holdings, Inc.	113,694	986,864
Marcus & Millichap, Inc.	31,807	1,095,751
Newmark Group, Inc., Class A	126,245	1,536,402

See Notes to Financial Statements.

56    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. SmallCap Dividend Fund (DES) March 31, 2025
Investments	Shares	Value
RMR Group, Inc., Class A	32	$533
St. Joe Co.	48,909	2,296,277
Total Real Estate Management & Development		7,121,955
Residential REITs – 0.3%
BRT Apartments Corp.	27,351	464,967
Centerspace	14,344	928,774
Elme Communities	83,908	1,459,999
NexPoint Residential Trust, Inc.	23,570	931,722
UMH Properties, Inc.	66,391	1,241,512
Veris Residential, Inc.	86,569	1,464,748
Total Residential REITs		6,491,722
Retail REITs – 1.3%
Acadia Realty Trust	86,672	1,815,779
Alexander’s, Inc.	3,846	804,429
CBL & Associates Properties, Inc.	32,280	858,003
Getty Realty Corp.	124,596	3,884,903
InvenTrust Properties Corp.	66,248	1,945,704
Macerich Co.	206,488	3,545,399
NETSTREIT Corp.	76,739	1,216,313
Saul Centers, Inc.	25,091	905,032
SITE Centers Corp.	44,944	577,081
Tanger, Inc.	149,628	5,055,930
Urban Edge Properties	93,920	1,784,480
Whitestone REIT	59,362	864,904
Total Retail REITs		23,257,957
Semiconductors & Semiconductor Equipment – 0.3%
NVE Corp.	24,120	1,537,409
Power Integrations, Inc.	74,358	3,755,079
Total Semiconductors & Semiconductor Equipment		5,292,488
Software – 0.7%
A10 Networks, Inc.	180,368	2,947,213
Adeia, Inc.	218,889	2,893,713
Clear Secure, Inc., Class A	170,711	4,423,122
Logility Supply Chain Solutions, Inc.	159,632	2,276,352
ReposiTrak, Inc.(a)	63,657	1,290,327
Total Software		13,830,727
Specialized REITs – 2.7%
EPR Properties	401,928	21,145,432
Farmland Partners, Inc.	42,652	475,570
Four Corners Property Trust, Inc.	77,044	2,211,163
Gladstone Land Corp.	57,966	609,802
National Storage Affiliates Trust	262,616	10,347,070
Outfront Media, Inc.	722,398	11,659,504
PotlatchDeltic Corp.	68,428	3,087,471
Safehold, Inc.	61,008	1,142,070
Total Specialized REITs		50,678,082
Specialty Retail – 2.3%
Academy Sports & Outdoors, Inc.	72,670	3,314,479
American Eagle Outfitters, Inc.	407,551	4,735,743
Investments	Shares	Value
Arko Corp.	327,072	$1,291,934
Buckle, Inc.	251,623	9,642,193
Build-A-Bear Workshop, Inc.	66,266	2,463,107
Caleres, Inc.	65,227	1,123,861
Camping World Holdings, Inc., Class A	147,948	2,390,840
Designer Brands, Inc., Class A	231,441	844,760
Haverty Furniture Cos., Inc.	79,166	1,561,153
J Jill, Inc.	66,686	1,302,378
Monro, Inc.	130,515	1,888,552
Shoe Carnival, Inc.	71,188	1,565,424
Sonic Automotive, Inc., Class A	52,675	3,000,368
Upbound Group, Inc.	212,025	5,080,119
Winmark Corp.	10,018	3,184,422
Total Specialty Retail		43,389,333
Technology Hardware, Storage & Peripherals – 0.1%
Immersion Corp.	172,329	1,306,254
Textiles, Apparel & Luxury Goods – 1.1%
Carter’s, Inc.	167,286	6,841,997
Lakeland Industries, Inc.	37,535	762,336
Movado Group, Inc.	79,965	1,337,015
Oxford Industries, Inc.	54,493	3,197,104
Rocky Brands, Inc.	35,189	611,233
Steven Madden Ltd.	173,293	4,616,525
Superior Group of Cos., Inc.	85,870	939,418
Wolverine World Wide, Inc.	151,713	2,110,328
Total Textiles, Apparel & Luxury Goods		20,415,956
Tobacco – 0.5%
Turning Point Brands, Inc.	30,926	1,838,242
Universal Corp.	124,366	6,970,714
Total Tobacco		8,808,956
Trading Companies & Distributors – 1.0%
Alta Equipment Group, Inc.	170,509	799,687
Global Industrial Co.	151,045	3,383,408
H&E Equipment Services, Inc.	71,161	6,745,351
Karat Packaging, Inc.	97,931	2,603,006
McGrath RentCorp	38,975	4,341,815
Willis Lease Finance Corp.	9,967	1,574,487
Total Trading Companies & Distributors		19,447,754
Water Utilities – 1.7%
American States Water Co.	105,286	8,283,903
Artesian Resources Corp., Class A	53,396	1,743,379
California Water Service Group	173,625	8,413,868
Global Water Resources, Inc.	132,381	1,364,848
Middlesex Water Co.	50,721	3,251,216
SJW Group	101,686	5,561,207
York Water Co.	67,078	2,326,265
Total Water Utilities		30,944,686

See Notes to Financial Statements.

WisdomTree Trust    57

Schedule of Investments (concluded) WisdomTree U.S. SmallCap Dividend Fund (DES) March 31, 2025
Investments	Shares	Value
Wireless Telecommunication Services – 0.4%
Shenandoah Telecommunications Co.	128,200	$1,611,474
Spok Holdings, Inc.	110,820	1,821,881
Telephone & Data Systems, Inc.	89,777	3,477,961
Total Wireless Telecommunication Services		6,911,316
Total United States		1,826,121,384
Puerto Rico – 0.8%
Banks – 0.7%
First BanCorp	493,640	9,463,079
OFG Bancorp	87,653	3,507,873
Total Banks		12,970,952
Financial Services – 0.1%
EVERTEC, Inc.	55,963	2,057,759
Total Puerto Rico		15,028,711
Singapore – 0.2%
Semiconductors & Semiconductor Equipment – 0.2%
Kulicke & Soffa Industries, Inc.	92,380	3,046,693
TOTAL COMMON STOCKS (Cost: $1,827,381,926)		1,844,196,788
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree U.S. MidCap Dividend Fund(a)(b) (Cost: $3,391,217)	67,002	3,317,939
Investments	Shares	Value
MUTUAL FUND – 0.2%
United States – 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(c) (Cost: $3,335,868)	3,335,868	$3,335,868
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
United States – 1.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c) (Cost: $17,962,935)	17,962,935	17,962,935
TOTAL INVESTMENTS IN SECURITIES – 100.9% (Cost: $1,852,071,946)		1,868,813,530
Other Liabilities less Assets – (0.9)%		(17,567,865)
NET ASSETS – 100.0%		$1,851,245,665

(a)   Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $39,412,807 and the total market value of the collateral held by the Fund was $40,301,771. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $22,338,836.

(b)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)   Rate shown represents annualized 7-day yield as of March 31, 2025.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2025 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2025	Dividend Income
WisdomTree U.S. MidCap Dividend Fund	$2,004,154	$8,917,453	$7,372,823	$(98,228)	$(132,617)	$3,317,939	$51,069

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,844,196,788	$—	$—	$1,844,196,788
Exchange-Traded Fund	3,317,939	—	—	3,317,939
Mutual Fund	—	3,335,868	—	3,335,868
Investment of Cash Collateral for Securities Loaned	—	17,962,935	—	17,962,935
Total Investments in Securities	$1,847,514,727	$21,298,803	$—	$1,868,813,530

See Notes to Financial Statements.

58    WisdomTree Trust

Schedule of Investments WisdomTree U.S. SmallCap Fund (EES) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 96.4%
Aerospace & Defense – 0.5%
AAR Corp.*	14,045	$786,380
AerSale Corp.*	12,571	94,157
Byrna Technologies, Inc.*	4,818	81,135
Cadre Holdings, Inc.	8,399	248,694
Ducommun, Inc.*	4,904	284,579
Triumph Group, Inc.*	13,968	353,949
V2X, Inc.*	18,936	928,811
Total Aerospace & Defense		2,777,705
Air Freight & Logistics – 0.1%
Hub Group, Inc., Class A	19,902	739,757
Radiant Logistics, Inc.*	14,678	90,270
Total Air Freight & Logistics		830,027
Automobile Components – 1.7%
Adient PLC*	67,102	862,932
American Axle & Manufacturing Holdings, Inc.*	68,950	280,626
Dana, Inc.	64,590	860,985
Gentherm, Inc.*	18,420	492,551
Holley, Inc.*	36,850	94,705
LCI Industries	9,038	790,192
Patrick Industries, Inc.	14,431	1,220,285
Phinia, Inc.	26,992	1,145,271
Standard Motor Products, Inc.	16,483	410,921
Visteon Corp.*	41,685	3,235,590
XPEL, Inc.*	8,906	261,658
Total Automobile Components		9,655,716
Automobiles – 0.1%
Winnebago Industries, Inc.	15,713	541,470
Banks – 15.0%
1st Source Corp.	16,343	977,475
ACNB Corp.	4,841	199,256
Amalgamated Financial Corp.	23,894	686,953
Amerant Bancorp, Inc.	14,607	301,488
Arrow Financial Corp.	8,766	230,458
Bancorp, Inc.*	30,574	1,615,530
Bank First Corp.	4,800	483,552
Bank of Hawaii Corp.	15,543	1,072,001
Bank7 Corp.	6,109	236,663
BankUnited, Inc.	43,248	1,489,461
Banner Corp.	18,486	1,178,852
Bar Harbor Bankshares	9,666	285,147
BayCom Corp.	6,718	169,092
BCB Bancorp, Inc.	14,523	143,197
Berkshire Hills Bancorp, Inc.	24,075	628,117
Bridgewater Bancshares, Inc.*	15,401	213,920
Brookline Bancorp, Inc.	47,585	518,676
Burke & Herbert Financial Services Corp.	3,305	185,444
Business First Bancshares, Inc.	17,601	428,584
Byline Bancorp, Inc.	32,778	857,472
Investments	Shares	Value
California BanCorp*	8,441	$120,960
Camden National Corp.	8,972	363,097
Capital Bancorp, Inc.	9,189	260,324
Capital City Bank Group, Inc.	10,948	393,690
Capitol Federal Financial, Inc.	58,940	330,064
Carter Bankshares, Inc.*	8,271	133,825
Central Pacific Financial Corp.	15,697	424,447
Chemung Financial Corp.	3,091	147,039
Citizens & Northern Corp.	8,187	164,722
Citizens Financial Services, Inc.	3,082	178,910
City Holding Co.	7,294	856,826
Civista Bancshares, Inc.	10,685	208,785
CNB Financial Corp.	14,559	323,938
Coastal Financial Corp.*	4,774	431,617
Colony Bankcorp, Inc.	10,743	173,499
Columbia Financial, Inc.*(a)	19,776	296,640
Community Financial System, Inc.	20,983	1,193,093
Community Trust Bancorp, Inc.	11,397	573,953
Community West Bancshares	4,369	80,739
ConnectOne Bancorp, Inc.	20,456	497,285
Customers Bancorp, Inc.*	30,094	1,510,719
CVB Financial Corp.	69,923	1,290,779
Dime Community Bancshares, Inc.	13,118	365,730
Enterprise Financial Services Corp.	24,596	1,321,789
Equity Bancshares, Inc., Class A	4,170	164,298
Esquire Financial Holdings, Inc.	4,315	325,265
Evans Bancorp, Inc.	2,864	111,610
Farmers & Merchants Bancorp, Inc.	5,849	139,850
Farmers National Banc Corp.	25,357	330,909
FB Financial Corp.	22,942	1,063,591
Fidelity D&D Bancorp, Inc.	2,273	94,580
Financial Institutions, Inc.	15,090	376,646
First Bancorp/Southern Pines NC	17,755	712,686
First Bancshares, Inc.	17,856	603,711
First Bank	21,739	321,955
First Busey Corp.	58,782	1,269,691
First Business Financial Services, Inc.	6,103	287,756
First Commonwealth Financial Corp.	66,436	1,032,415
First Community Bankshares, Inc.	9,673	364,575
First Community Corp.	4,344	98,001
First Financial Bancorp	62,902	1,571,292
First Financial Corp.	7,741	379,154
First Financial Northwest, Inc.	2,146	48,628
First Foundation, Inc.	16,924	87,836
First Hawaiian, Inc.	69,811	1,706,181
First Internet Bancorp	3,973	106,397
First Merchants Corp.	33,944	1,372,695
First Mid Bancshares, Inc.	15,098	526,920
First of Long Island Corp.	12,556	155,067
First United Corp.	4,561	136,921
Five Star Bancorp	10,609	294,930
Flushing Financial Corp.	10,063	127,800

See Notes to Financial Statements.

WisdomTree Trust    59

Schedule of Investments (continued) WisdomTree U.S. SmallCap Fund (EES) March 31, 2025
Investments	Shares	Value
FS Bancorp, Inc.	6,463	$245,659
FVCBankcorp, Inc.*	10,274	108,596
German American Bancorp, Inc.	15,397	577,387
Great Southern Bancorp, Inc.	8,039	445,119
Guaranty Bancshares, Inc.	6,114	244,743
Hanmi Financial Corp.	20,321	460,474
HarborOne Bancorp, Inc.	14,561	150,998
HBT Financial, Inc.	25,518	571,858
Heritage Commerce Corp.	34,210	325,679
Heritage Financial Corp.	12,851	312,665
Hilltop Holdings, Inc.	27,573	839,598
Home Bancorp, Inc.	6,252	280,090
HomeTrust Bancshares, Inc.	12,209	418,525
Hope Bancorp, Inc.	66,178	692,884
Horizon Bancorp, Inc.	26,875	405,275
Independent Bank Corp.	36,760	1,851,972
Investar Holding Corp.	5,577	98,211
Lakeland Financial Corp.	10,837	644,151
Live Oak Bancshares, Inc.	13,043	347,726
Mercantile Bank Corp.	13,463	584,833
Metrocity Bankshares, Inc.	14,307	394,444
Metropolitan Bank Holding Corp.*	8,480	474,795
Mid Penn Bancorp, Inc.	12,047	312,138
Midland States Bancorp, Inc.	16,154	276,556
MVB Financial Corp.	6,687	115,819
National Bank Holdings Corp., Class A	22,090	845,384
National Bankshares, Inc.	2,820	75,097
NB Bancorp, Inc.*	7,611	137,531
NBT Bancorp, Inc.	22,930	983,697
Nicolet Bankshares, Inc.	8,575	934,332
Northeast Bank	4,822	441,406
Northeast Community Bancorp, Inc.	13,847	324,574
Northfield Bancorp, Inc.	15,562	169,781
Northrim BanCorp, Inc.	3,042	222,735
Northwest Bancshares, Inc.	73,193	879,780
OceanFirst Financial Corp.	40,154	683,020
Old Second Bancorp, Inc.	37,478	623,634
Orange County Bancorp, Inc.	7,416	173,460
Origin Bancorp, Inc.	17,920	621,286
Orrstown Financial Services, Inc.	9,837	295,208
Pacific Premier Bancorp, Inc.	50,977	1,086,830
Park National Corp.	10,684	1,617,558
Pathward Financial, Inc.	16,395	1,196,015
Peapack-Gladstone Financial Corp.	7,431	211,040
Peoples Bancorp, Inc.	29,890	886,537
Peoples Financial Services Corp.	3,972	176,635
Ponce Financial Group, Inc.*	5,641	71,471
Preferred Bank	12,085	1,011,031
Primis Financial Corp.	7,868	76,870
Provident Bancorp, Inc.*	5,889	67,606
Provident Financial Services, Inc.	53,039	910,680
QCR Holdings, Inc.	11,037	787,159
Investments	Shares	Value
RBB Bancorp	11,045	$182,243
Red River Bancshares, Inc.	4,501	232,477
Renasant Corp.	40,022	1,357,946
Republic Bancorp, Inc., Class A	11,381	726,335
S&T Bancorp, Inc.	26,309	974,748
Seacoast Banking Corp. of Florida	35,605	916,117
Shore Bancshares, Inc.	19,392	262,568
Sierra Bancorp	9,562	266,589
Simmons First National Corp., Class A	60,721	1,246,602
SmartFinancial, Inc.	7,504	233,224
South Plains Financial, Inc.	9,969	330,173
Southern First Bancshares, Inc.*	2,410	79,337
Southern Missouri Bancorp, Inc.	6,148	319,819
Southern States Bancshares, Inc.	7,050	252,038
Southside Bancshares, Inc.	21,373	618,962
Stellar Bancorp, Inc.	32,327	894,165
Stock Yards Bancorp, Inc.	11,483	793,016
Third Coast Bancshares, Inc.*	10,072	336,103
Tompkins Financial Corp.	7,463	470,020
Towne Bank	34,143	1,167,349
TriCo Bancshares	19,361	773,859
Triumph Financial, Inc.*	4,330	250,274
TrustCo Bank Corp.	10,568	322,113
Trustmark Corp.	36,717	1,266,369
Unity Bancorp, Inc.	7,079	288,115
Univest Financial Corp.	19,256	546,100
Veritex Holdings, Inc.	23,814	594,636
WaFd, Inc.	43,122	1,232,427
Washington Trust Bancorp, Inc.	9,865	304,434
WesBanco, Inc.	48,111	1,489,517
West BanCorp, Inc.	8,664	172,760
Westamerica BanCorp	21,367	1,081,811
WSFS Financial Corp.	36,917	1,914,885
Total Banks		85,942,851
Beverages – 0.3%
Boston Beer Co., Inc., Class A*	2,865	684,276
MGP Ingredients, Inc.	22,807	670,070
Vita Coco Co., Inc.*	13,234	405,622
Total Beverages		1,759,968
Biotechnology – 2.6%
ACADIA Pharmaceuticals, Inc.*	69,919	1,161,355
Agios Pharmaceuticals, Inc.*	88,669	2,598,002
Anika Therapeutics, Inc.*	7,678	115,400
Arcturus Therapeutics Holdings, Inc.*	10,800	114,372
Arcus Biosciences, Inc.*	35,791	280,959
Beam Therapeutics, Inc.*	50,061	977,691
Cartesian Therapeutics, Inc.*^(a)	242,132	43,584
Catalyst Pharmaceuticals, Inc.*	60,765	1,473,551
Coherus Biosciences, Inc.*	80,872	65,264
Day One Biopharmaceuticals, Inc.*	77,248	612,577
Dynavax Technologies Corp.*	27,111	351,630

See Notes to Financial Statements.

60    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. SmallCap Fund (EES) March 31, 2025
Investments	Shares	Value
Entrada Therapeutics, Inc.*	29,235	$264,284
Inhibrx Biosciences, Inc.*	23,702	331,591
Ironwood Pharmaceuticals, Inc.*	108,098	158,904
Kiniksa Pharmaceuticals International PLC*	31,840	707,166
MannKind Corp.*	51,578	259,437
MiMedx Group, Inc.*	83,207	632,373
Mirum Pharmaceuticals, Inc.*	9,081	409,099
Myriad Genetics, Inc.*	17,041	151,154
Organogenesis Holdings, Inc.*	171,517	740,954
Protagonist Therapeutics, Inc.*	38,039	1,839,566
Puma Biotechnology, Inc.*	75,003	222,009
Rigel Pharmaceuticals, Inc.*	6,357	114,362
Taysha Gene Therapies, Inc.*	85,121	118,318
Veracyte, Inc.*	22,177	657,548
Vericel Corp.*	8,448	376,950
Voyager Therapeutics, Inc.*	56,289	190,257
Total Biotechnology		14,968,357
Broadline Retail – 0.3%
Groupon, Inc.*	20,738	389,252
Kohl’s Corp.(a)	133,439	1,091,531
Savers Value Village, Inc.*	73,947	510,235
Total Broadline Retail		1,991,018
Building Products – 1.2%
American Woodmark Corp.*	10,762	633,129
Apogee Enterprises, Inc.	11,478	531,776
AZZ, Inc.	12,367	1,034,005
Gibraltar Industries, Inc.*	14,452	847,754
Hayward Holdings, Inc.*	69,076	961,538
Insteel Industries, Inc.	6,314	166,058
Janus International Group, Inc.*	114,382	823,550
Masterbrand, Inc.*	89,280	1,165,997
Quanex Building Products Corp.	22,832	424,447
Total Building Products		6,588,254
Capital Markets – 2.7%
Acadian Asset Management, Inc.	23,978	620,071
BGC Group, Inc., Class A	397,706	3,646,964
Bridge Investment Group Holdings, Inc., Class A	42,025	402,600
DigitalBridge Group, Inc.	86,353	761,633
Donnelley Financial Solutions, Inc.*	14,988	655,126
Federated Hermes, Inc.	48,283	1,968,498
GCM Grosvenor, Inc., Class A(a)	70,723	935,665
Open Lending Corp.*	28,013	77,316
P10, Inc., Class A	66,148	777,239
Perella Weinberg Partners	14,923	274,583
Silvercrest Asset Management Group, Inc., Class A	5,415	88,589
StoneX Group, Inc.*	30,682	2,343,491
Virtu Financial, Inc., Class A	52,482	2,000,614
Virtus Investment Partners, Inc.	5,964	1,027,955
Total Capital Markets		15,580,344
Investments	Shares	Value
Chemicals – 1.4%
AdvanSix, Inc.	12,109	$274,269
Aspen Aerogels, Inc.*	15,340	98,023
Core Molding Technologies, Inc.*	7,312	111,142
Ecovyst, Inc.*	61,926	383,941
Hawkins, Inc.	5,009	530,553
Innospec, Inc.	11,220	1,063,095
Koppers Holdings, Inc.	18,921	529,788
Kronos Worldwide, Inc.	75,131	561,980
Mativ Holdings, Inc.	26,406	164,509
Minerals Technologies, Inc.	19,266	1,224,740
Perimeter Solutions, Inc.*	62,438	628,751
Quaker Chemical Corp.	7,508	928,064
Sensient Technologies Corp.	13,043	970,790
Stepan Co.	6,097	335,579
Total Chemicals		7,805,224
Commercial Services & Supplies – 2.8%
ABM Industries, Inc.	34,256	1,622,364
ACCO Brands Corp.	124,805	522,933
Acme United Corp.	2,046	81,042
ACV Auctions, Inc., Class A*	27,546	388,123
Brady Corp., Class A	22,972	1,622,742
BrightView Holdings, Inc.*	32,871	422,064
CECO Environmental Corp.*	7,941	181,055
CoreCivic, Inc.*	28,273	573,659
Deluxe Corp.	50,612	800,176
Driven Brands Holdings, Inc.*	80,643	1,382,221
Ennis, Inc.	16,524	331,967
Healthcare Services Group, Inc.*	27,930	281,534
HNI Corp.	22,488	997,343
Interface, Inc.	28,253	560,540
Liquidity Services, Inc.*	10,221	316,953
Matthews International Corp., Class A	17,502	389,244
MillerKnoll, Inc.	48,794	933,917
OPENLANE, Inc.*	38,574	743,707
Pitney Bowes, Inc.	57,736	522,511
Pursuit Attractions and Hospitality, Inc.*	4,014	142,055
Quad/Graphics, Inc.	31,176	169,909
Quest Resource Holding Corp.*	8,160	21,216
Steelcase, Inc., Class A	76,141	834,505
UniFirst Corp.	6,403	1,114,122
Vestis Corp.	41,285	408,722
Virco Mfg. Corp.	14,060	133,008
VSE Corp.	3,947	473,601
Total Commercial Services & Supplies		15,971,233
Communications Equipment – 0.8%
Aviat Networks, Inc.*	8,131	155,871
Calix, Inc.*	14,328	507,784
CommScope Holding Co., Inc.*	64,397	341,948
Digi International, Inc.*	18,328	510,068
Extreme Networks, Inc.*	24,910	329,559
Harmonic, Inc.*	34,250	328,458

See Notes to Financial Statements.

WisdomTree Trust    61

Schedule of Investments (continued) WisdomTree U.S. SmallCap Fund (EES) March 31, 2025
Investments	Shares	Value
Lantronix, Inc.*	37,882	$94,326
NetScout Systems, Inc.*	52,755	1,108,383
Ribbon Communications, Inc.*	79,183	310,398
Viavi Solutions, Inc.*	55,491	620,944
Total Communications Equipment		4,307,739
Construction & Engineering – 0.2%
Argan, Inc.	2,601	341,173
Bowman Consulting Group Ltd.*	4,663	101,793
Concrete Pumping Holdings, Inc.	19,616	107,104
Great Lakes Dredge & Dock Corp.*	37,716	328,129
Limbach Holdings, Inc.*	2,411	179,547
Northwest Pipe Co.*	4,565	188,535
Total Construction & Engineering		1,246,281
Construction Materials – 0.0%
Smith-Midland Corp.*	1,614	50,147
Consumer Finance – 2.0%
Atlanticus Holdings Corp.*	10,776	551,192
Bread Financial Holdings, Inc.	55,657	2,787,303
Dave, Inc.*	4,652	384,534
Enova International, Inc.*	19,107	1,844,972
EZCORP, Inc., Class A*	62,947	926,580
LendingClub Corp.*	27,332	282,066
Moneylion, Inc.*	1,887	163,244
Navient Corp.	144,555	1,825,730
Nelnet, Inc., Class A	9,387	1,041,300
PRA Group, Inc.*	16,949	349,488
PROG Holdings, Inc.	25,318	673,459
Regional Management Corp.	5,660	170,423
World Acceptance Corp.*	5,709	722,474
Total Consumer Finance		11,722,765
Consumer Staples Distribution & Retail – 0.6%
Andersons, Inc.	21,703	931,710
Chefs’ Warehouse, Inc.*	10,922	594,812
Natural Grocers by Vitamin Cottage, Inc.	6,038	242,728
PriceSmart, Inc.	11,271	990,157
SpartanNash Co.	29,020	587,945
United Natural Foods, Inc.*	10,689	292,772
Total Consumer Staples Distribution & Retail		3,640,124
Containers & Packaging – 0.8%
Greif, Inc., Class A	31,403	1,726,851
Myers Industries, Inc.	28,240	336,903
Pactiv Evergreen, Inc.	102,315	1,842,693
TriMas Corp.	20,403	478,043
Total Containers & Packaging		4,384,490
Distributors – 0.1%
A-Mark Precious Metals, Inc.	19,294	489,489
Diversified Consumer Services – 1.9%
Adtalem Global Education, Inc.*	19,216	1,933,898
American Public Education, Inc.*	6,040	134,813
Carriage Services, Inc.	9,048	350,610
Investments	Shares	Value
Chegg, Inc.*	119,430	$76,340
Coursera, Inc.*	48,824	325,168
European Wax Center, Inc., Class A*	21,212	83,787
Graham Holdings Co., Class B	1,984	1,906,346
Laureate Education, Inc.*	112,257	2,295,656
Lincoln Educational Services Corp.*	10,146	161,017
Mister Car Wash, Inc.*	121,592	959,361
Perdoceo Education Corp.	40,296	1,014,653
Strategic Education, Inc.	10,494	881,076
Udemy, Inc.*	25,238	195,847
Universal Technical Institute, Inc.*	12,870	330,502
Total Diversified Consumer Services		10,649,074
Diversified REITs – 0.5%
Alexander & Baldwin, Inc.	24,915	429,285
Alpine Income Property Trust, Inc.	4,384	73,301
American Assets Trust, Inc.	18,065	363,829
Broadstone Net Lease, Inc.	72,167	1,229,726
CTO Realty Growth, Inc.	6,410	123,777
Empire State Realty Trust, Inc., Class A	56,431	441,290
Gladstone Commercial Corp.	8,369	125,368
One Liberty Properties, Inc.	9,768	256,605
Total Diversified REITs		3,043,181
Diversified Telecommunication Services – 0.3%
Bandwidth, Inc., Class A*	15,136	198,282
IDT Corp., Class B	11,104	569,746
Iridium Communications, Inc.	30,853	842,904
Total Diversified Telecommunication Services		1,610,932
Electric Utilities – 0.4%
Otter Tail Corp.	31,683	2,546,363
Electrical Equipment – 1.0%
Allient, Inc.	8,554	188,017
American Superconductor Corp.*	6,681	121,193
Array Technologies, Inc.*(a)	130,963	637,790
Atkore, Inc.	47,430	2,845,326
Fluence Energy, Inc.*(a)	30,430	147,586
LSI Industries, Inc.	12,046	204,782
Net Power, Inc.*(a)	17,980	47,287
Powell Industries, Inc.	4,242	722,540
Shoals Technologies Group, Inc., Class A*	104,989	348,563
Thermon Group Holdings, Inc.*	14,645	407,863
Ultralife Corp.*	11,256	60,557
Vicor Corp.*	5,334	249,525
Total Electrical Equipment		5,981,029
Electronic Equipment, Instruments & Components – 1.8%
Arlo Technologies, Inc.*	26,143	258,031
Bel Fuse, Inc., Class B	6,234	466,677
Benchmark Electronics, Inc.	14,264	542,460
Climb Global Solutions, Inc.	1,248	138,229
Crane NXT Co.	31,390	1,613,446
CTS Corp.	10,053	417,702
See Notes to Financial Statements.

62    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. SmallCap Fund (EES) March 31, 2025
Investments	Shares	Value
Daktronics, Inc.*	7,403	$90,169
ePlus, Inc.*	12,437	759,030
FARO Technologies, Inc.*	6,029	164,592
Kimball Electronics, Inc.*	12,812	210,757
Knowles Corp.*	36,592	556,198
Napco Security Technologies, Inc.	9,975	229,625
OSI Systems, Inc.*(a)	6,798	1,321,123
PC Connection, Inc.	10,027	625,885
Powerfleet, Inc. NJ*	24,422	134,077
Rogers Corp.*	4,240	286,327
ScanSource, Inc.*	12,769	434,274
TTM Technologies, Inc.*	52,877	1,084,507
Vishay Intertechnology, Inc.	51,875	824,813
Vishay Precision Group, Inc.*	6,337	152,658
Total Electronic Equipment, Instruments & Components		10,310,580
Energy Equipment & Services – 3.0%
Aris Water Solutions, Inc., Class A	11,853	379,770
Atlas Energy Solutions, Inc.	31,780	566,955
Bristow Group, Inc.*	18,705	590,704
Core Laboratories, Inc.	16,616	249,074
DMC Global, Inc.*	5,733	48,272
Expro Group Holdings NV*	22,293	221,592
Helix Energy Solutions Group, Inc.*	26,632	221,312
Helmerich & Payne, Inc.	82,747	2,161,352
Kodiak Gas Services, Inc.	15,110	563,603
Liberty Energy, Inc.	161,422	2,555,310
Natural Gas Services Group, Inc.*	6,938	152,428
Newpark Resources, Inc.*	25,671	149,149
Oceaneering International, Inc.*	28,525	622,130
Oil States International, Inc.*	20,603	106,105
Patterson-UTI Energy, Inc.	154,556	1,270,450
Ranger Energy Services, Inc., Class A	8,712	123,623
RPC, Inc.	154,901	851,956
Select Water Solutions, Inc.	35,109	368,645
Solaris Energy Infrastructure, Inc.	6,637	144,421
TETRA Technologies, Inc.*	51,186	171,985
Tidewater, Inc.*	30,451	1,287,164
Valaris Ltd.*	112,870	4,431,276
Total Energy Equipment & Services		17,237,276
Entertainment – 0.4%
IMAX Corp.*	14,784	389,559
Lions Gate Entertainment Corp., Class A*	46,138	408,321
Madison Square Garden Entertainment Corp.*	37,672	1,233,381
Total Entertainment		2,031,261
Financial Services – 2.6%
Acacia Research Corp.*	150,727	482,326
Alerus Financial Corp.	10,073	185,948
AvidXchange Holdings, Inc.*	37,441	317,500
Cantaloupe, Inc.*	15,448	121,576
Cass Information Systems, Inc.	4,309	186,364
Investments	Shares	Value
Federal Agricultural Mortgage Corp., Class C	6,710	$1,258,192
Flywire Corp.*	22,153	210,453
International Money Express, Inc.*	27,328	344,879
Marqeta, Inc., Class A*	82,849	341,338
Merchants Bancorp	55,099	2,038,663
NCR Atleos Corp.*	49,698	1,311,033
NewtekOne, Inc.	25,623	306,451
NMI Holdings, Inc.*	77,387	2,789,801
Onity Group, Inc.*	4,162	134,516
Paymentus Holdings, Inc., Class A*	13,458	351,254
Paysign, Inc.*	22,180	47,022
Repay Holdings Corp.*	93,761	522,249
Rocket Cos., Inc., Class A	149,670	1,806,517
Sezzle, Inc.*	8,406	293,285
UWM Holdings Corp.	150,865	823,723
Velocity Financial, Inc.*	26,697	499,501
Waterstone Financial, Inc.	7,210	96,974
Total Financial Services		14,469,565
Food Products – 0.8%
Calavo Growers, Inc.	4,741	113,736
Fresh Del Monte Produce, Inc.	28,700	884,821
J & J Snack Foods Corp.	4,640	611,181
John B Sanfilippo & Son, Inc.	5,378	381,085
Limoneira Co.	3,319	58,813
Mama’s Creations, Inc.*	9,433	61,409
Mission Produce, Inc.*	26,169	274,251
TreeHouse Foods, Inc.*	23,597	639,243
Utz Brands, Inc.	28,858	406,321
Vital Farms, Inc.*	11,937	363,720
WK Kellogg Co.(a)	51,816	1,032,693
Total Food Products		4,827,273
Gas Utilities – 0.3%
Chesapeake Utilities Corp.	7,406	951,152
Northwest Natural Holding Co.	15,247	651,352
Total Gas Utilities		1,602,504
Ground Transportation – 0.6%
ArcBest Corp.	13,571	957,841
Covenant Logistics Group, Inc.	16,850	374,070
Marten Transport Ltd.	17,457	239,510
Schneider National, Inc., Class B	30,531	697,633
Universal Logistics Holdings, Inc.	22,329	585,913
Werner Enterprises, Inc.	12,259	359,189
Total Ground Transportation		3,214,156
Health Care Equipment & Supplies – 1.8%
Artivion, Inc.*	7,503	184,424
AtriCure, Inc.*	13,645	440,188
Avanos Medical, Inc.*	30,325	434,557
Axogen, Inc.*	10,583	195,786
Bioventus, Inc., Class A*	30,161	275,973
CONMED Corp.	15,467	934,052

See Notes to Financial Statements.

WisdomTree Trust    63

Schedule of Investments (continued) WisdomTree U.S. SmallCap Fund (EES) March 31, 2025
Investments	Shares	Value
Electromed, Inc.*	5,904	$140,869
Embecta Corp.	63,704	812,226
Enovis Corp.*	27,371	1,045,846
iRadimed Corp.	5,451	286,069
LeMaitre Vascular, Inc.	4,702	394,498
LivaNova PLC*	32,734	1,285,792
Neogen Corp.*	42,165	365,571
Novocure Ltd.*	13,092	233,299
Omnicell, Inc.*	14,368	502,305
OraSure Technologies, Inc.*	56,793	191,392
OrthoPediatrics Corp.*	7,131	175,637
RxSight, Inc.*	7,873	198,793
Sanara Medtech, Inc.*	5,797	178,953
Semler Scientific, Inc.*(a)	3,815	138,103
STAAR Surgical Co.*	18,681	329,346
Tactile Systems Technology, Inc.*	14,628	193,382
Tandem Diabetes Care, Inc.*	18,073	346,279
TransMedics Group, Inc.*	7,065	475,333
UFP Technologies, Inc.*	2,096	422,784
Zimvie, Inc.*	17,059	184,237
Zynex, Inc.*(a)	21,047	46,303
Total Health Care Equipment & Supplies		10,411,997
Health Care Providers & Services – 3.0%
AdaptHealth Corp.*	140,561	1,523,681
Addus HomeCare Corp.*	6,972	689,461
Amedisys, Inc.*	15,463	1,432,338
Astrana Health, Inc.*	14,776	458,204
BrightSpring Health Services, Inc.*	31,748	574,321
Castle Biosciences, Inc.*	6,490	129,930
Cross Country Healthcare, Inc.*	19,190	285,739
DocGo, Inc.*	90,904	239,987
Enhabit, Inc.*	26,938	236,785
InfuSystem Holdings, Inc.*	16,242	87,382
ModivCare, Inc.*(a)	17,971	23,632
National Research Corp.	17,774	227,507
NeoGenomics, Inc.*	22,597	214,445
Owens & Minor, Inc.*	80,175	723,980
PACS Group, Inc.*	61,308	689,102
Patterson Cos., Inc.	80,937	2,528,472
Pediatrix Medical Group, Inc.*	68,591	993,884
Pennant Group, Inc.*	12,213	307,157
Premier, Inc., Class A(a)	95,631	1,843,766
Privia Health Group, Inc.*	20,173	452,884
Progyny, Inc.*	40,079	895,365
Select Medical Holdings Corp.	66,639	1,112,871
Surgery Partners, Inc.*	49,795	1,182,631
Talkspace, Inc.*	71,774	183,741
U.S. Physical Therapy, Inc.	4,289	310,352
Total Health Care Providers & Services		17,347,617
Investments	Shares	Value
Health Care REITs – 0.3%
LTC Properties, Inc.	21,908	$776,638
National Health Investors, Inc.	13,872	1,024,586
Total Health Care REITs		1,801,224
Health Care Technology – 0.4%
Certara, Inc.*	58,647	580,605
Definitive Healthcare Corp.*	94,410	272,845
GoodRx Holdings, Inc., Class A*	157,976	696,674
Health Catalyst, Inc.*	33,113	150,002
HealthStream, Inc.	8,935	287,529
Phreesia, Inc.*	14,536	371,540
Total Health Care Technology		2,359,195
Hotel & Resort REITs – 0.7%
DiamondRock Hospitality Co.	51,670	398,893
Park Hotels & Resorts, Inc.	179,596	1,918,085
RLJ Lodging Trust	34,109	269,120
Summit Hotel Properties, Inc.	21,100	114,151
Sunstone Hotel Investors, Inc.	103,971	978,367
Xenia Hotels & Resorts, Inc.	18,888	222,123
Total Hotel & Resort REITs		3,900,739
Hotels, Restaurants & Leisure – 2.3%
Accel Entertainment, Inc.*	55,501	550,570
BJ’s Restaurants, Inc.*	6,846	234,544
Cheesecake Factory, Inc.	25,462	1,238,981
Dave & Buster’s Entertainment, Inc.*(a)	25,413	446,506
Denny’s Corp.*	37,366	137,133
Dine Brands Global, Inc.	20,919	486,785
El Pollo Loco Holdings, Inc.*	16,932	174,400
First Watch Restaurant Group, Inc.*	12,990	216,283
Golden Entertainment, Inc.	9,307	245,612
Krispy Kreme, Inc.(a)	31,022	152,628
Marriott Vacations Worldwide Corp.	24,258	1,558,334
Monarch Casino & Resort, Inc.	8,446	656,677
Papa John’s International, Inc.	14,800	607,984
Playa Hotels & Resorts NV*	64,004	853,173
Portillo’s, Inc., Class A*	21,054	250,332
Potbelly Corp.*	7,905	75,177
RCI Hospitality Holdings, Inc.	6,343	272,368
Red Rock Resorts, Inc., Class A	27,165	1,178,146
Rush Street Interactive, Inc.*	16,325	175,004
Sabre Corp.*	453,799	1,275,175
Target Hospitality Corp.*	108,913	716,648
United Parks & Resorts, Inc.*	33,476	1,521,819
Xponential Fitness, Inc., Class A*	6,476	53,945
Total Hotels, Restaurants & Leisure		13,078,224
Household Durables – 2.2%
Beazer Homes USA, Inc.*	34,408	701,579
Century Communities, Inc.	31,710	2,127,741
Cricut, Inc., Class A	75,191	387,234
Dream Finders Homes, Inc., Class A*(a)	55,626	1,254,923

See Notes to Financial Statements.

64    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. SmallCap Fund (EES) March 31, 2025
Investments	Shares	Value
Ethan Allen Interiors, Inc.	17,249	$477,797
Flexsteel Industries, Inc.	2,123	77,511
Green Brick Partners, Inc.*	41,656	2,428,961
Hamilton Beach Brands Holding Co., Class A	12,948	251,580
Helen of Troy Ltd.*	20,258	1,083,600
Hooker Furnishings Corp.	3,464	34,779
Landsea Homes Corp.*	21,077	135,314
La-Z-Boy, Inc.	22,927	896,216
Legacy Housing Corp.*	18,227	459,685
LGI Homes, Inc.*	14,905	990,735
Lifetime Brands, Inc.	9,789	48,260
Lovesac Co.*(a)	3,586	65,193
Smith Douglas Homes Corp.*	11,711	228,599
Sonos, Inc.*	82,501	880,286
Total Household Durables		12,529,993
Household Products – 0.6%
Central Garden & Pet Co., Class A*	34,086	1,115,635
Energizer Holdings, Inc.	51,603	1,543,962
Spectrum Brands Holdings, Inc.	11,674	835,274
Total Household Products		3,494,871
Independent Power & Renewable Electricity Producers – 0.2%
Clearway Energy, Inc., Class C	37,320	1,129,677
Independent Power and Renewable Electricity Producers – 0.1%
Altus Power, Inc.*	80,915	400,529
Montauk Renewables, Inc.*	49,447	103,344
Total Independent Power and Renewable Electricity Producers		503,873
Industrial REITs – 0.2%
Innovative Industrial Properties, Inc.	12,114	655,246
LXP Industrial Trust	51,682	447,050
Plymouth Industrial REIT, Inc.	9,970	162,511
Total Industrial REITs		1,264,807
Insurance – 3.1%
American Coastal Insurance Corp.	51,368	594,328
AMERISAFE, Inc.	6,918	363,541
Baldwin Insurance Group, Inc.*	15,137	676,473
Bowhead Specialty Holdings, Inc.*	6,824	277,396
Brighthouse Financial, Inc.*	96,239	5,580,900
Crawford & Co., Class A	23,681	270,437
Donegal Group, Inc., Class A	9,445	185,405
Employers Holdings, Inc.	15,743	797,225
Genworth Financial, Inc.*	77,340	548,341
Goosehead Insurance, Inc., Class A	4,255	502,345
Hagerty, Inc., Class A*	16,254	146,936
HCI Group, Inc.(a)	9,988	1,490,509
Heritage Insurance Holdings, Inc.*	44,960	648,323
Horace Mann Educators Corp.	20,125	859,941
Oscar Health, Inc., Class A*	37,716	494,457
Palomar Holdings, Inc.*	8,939	1,225,358
ProAssurance Corp.*	15,165	354,103
Investments	Shares	Value
Safety Insurance Group, Inc.	4,976	$392,507
Skyward Specialty Insurance Group, Inc.*	17,545	928,481
Stewart Information Services Corp.	6,805	485,537
United Fire Group, Inc.	13,059	384,718
Universal Insurance Holdings, Inc.	20,825	493,552
Total Insurance		17,700,813
Interactive Media & Services – 1.4%
Angi, Inc.*	11,638	179,342
Cargurus, Inc.*	35,153	1,024,007
Cars.com, Inc.*	57,303	645,805
EverQuote, Inc., Class A*	7,219	189,066
Getty Images Holdings, Inc.*(a)	142,386	246,328
MediaAlpha, Inc., Class A*	13,163	121,626
Outbrain, Inc.*	12,403	46,263
QuinStreet, Inc.*	10,671	190,371
Shutterstock, Inc.	36,226	674,890
TripAdvisor, Inc.*	114,567	1,623,414
Vimeo, Inc.*	41,711	219,400
Yelp, Inc.*	25,130	930,564
Ziff Davis, Inc.*	44,173	1,660,021
ZipRecruiter, Inc., Class A*	13,044	76,829
Total Interactive Media & Services		7,827,926
IT Services – 0.4%
BigCommerce Holdings, Inc., Series 1*	23,477	135,227
DigitalOcean Holdings, Inc.*	37,494	1,251,925
Grid Dynamics Holdings, Inc.*	14,885	232,950
Hackett Group, Inc.	12,013	351,020
Unisys Corp.*	42,178	193,597
Total IT Services		2,164,719
Leisure Products – 0.5%
AMMO, Inc.*(a)	30,479	42,061
Funko, Inc., Class A*	10,628	72,908
JAKKS Pacific, Inc.	11,583	285,753
Latham Group, Inc.*	33,831	217,533
Marine Products Corp.	17,274	144,929
MasterCraft Boat Holdings, Inc.*	6,317	108,779
Smith & Wesson Brands, Inc.	21,692	202,170
Sturm Ruger & Co., Inc.	6,598	259,235
YETI Holdings, Inc.*	44,461	1,471,659
Total Leisure Products		2,805,027
Life Sciences Tools & Services – 0.3%
10X Genomics, Inc., Class A*	21,393	186,761
Azenta, Inc.*	8,352	289,313
Cytek Biosciences, Inc.*	38,612	154,834
Fortrea Holdings, Inc.*	17,489	132,042
Lifecore Biomedical, Inc.*	25,488	179,435
Mesa Laboratories, Inc.	4,577	543,107
Niagen Bioscience, Inc.*	21,413	147,750
Total Life Sciences Tools & Services		1,633,242

See Notes to Financial Statements.

WisdomTree Trust    65

Schedule of Investments (continued) WisdomTree U.S. SmallCap Fund (EES) March 31, 2025
Investments	Shares	Value
Machinery – 3.3%
Alamo Group, Inc.	5,024	$895,327
Albany International Corp., Class A	11,921	823,026
Astec Industries, Inc.	10,916	376,056
Atmus Filtration Technologies, Inc.	38,799	1,425,087
Blue Bird Corp.*(a)	23,451	759,109
Columbus McKinnon Corp.	16,622	281,410
Douglas Dynamics, Inc.	9,070	210,696
Energy Recovery, Inc.*	11,174	177,555
Enerpac Tool Group Corp.	16,383	734,941
Gorman-Rupp Co.	8,435	296,068
Graham Corp.*	2,396	69,053
Greenbrier Cos., Inc.	19,485	998,022
Helios Technologies, Inc.	10,888	349,396
Hillman Solutions Corp.*	73,695	647,779
Hyster-Yale, Inc.	20,935	869,640
Kennametal, Inc.	32,022	682,069
L B Foster Co., Class A*	11,841	233,031
Lindsay Corp.	4,178	528,601
Manitowoc Co., Inc.*	10,872	93,390
Mayville Engineering Co., Inc.*	9,421	126,524
Miller Industries, Inc.	7,812	330,994
Park-Ohio Holdings Corp.	12,068	260,669
Proto Labs, Inc.*	8,490	297,490
REV Group, Inc.	23,837	753,249
Shyft Group, Inc.	8,975	72,608
Standex International Corp.	3,382	545,821
Tennant Co.	12,611	1,005,727
Terex Corp.	67,304	2,542,745
Trinity Industries, Inc.	41,867	1,174,788
Worthington Enterprises, Inc.	28,266	1,415,844
Total Machinery		18,976,715
Marine Transportation – 0.1%
Genco Shipping & Trading Ltd.	41,408	553,211
Media – 1.6%
AMC Networks, Inc., Class A*	51,842	356,673
Cable One, Inc.	5,099	1,355,161
EW Scripps Co., Class A*	109,991	325,573
Gray Media, Inc.	139,978	604,705
Ibotta, Inc., Class A*	4,747	200,323
Integral Ad Science Holding Corp.*	29,964	241,510
John Wiley & Sons, Inc., Class A	28,198	1,256,503
Magnite, Inc.*	44,973	513,142
PubMatic, Inc., Class A*	7,549	68,998
Scholastic Corp.	14,179	267,700
Stagwell, Inc.*	76,572	463,261
TechTarget, Inc.*	15,882	235,212
TEGNA, Inc.	178,021	3,243,543
Total Media		9,132,304
Investments	Shares	Value
Metals & Mining – 1.0%
Alpha Metallurgical Resources, Inc.*	13,139	$1,645,660
Century Aluminum Co.*	34,517	640,635
Coeur Mining, Inc.*	67,201	397,830
Hecla Mining Co.	108,384	602,615
Idaho Strategic Resources, Inc.*(a)	5,759	82,411
Kaiser Aluminum Corp.	4,506	273,154
Materion Corp.	8,048	656,717
Olympic Steel, Inc.	5,786	182,374
Ramaco Resources, Inc., Class A(a)	20,547	169,102
Ryerson Holding Corp.	8,326	191,165
SunCoke Energy, Inc.	58,231	535,725
Worthington Steel, Inc.	24,772	627,475
Total Metals & Mining		6,004,863
Multi-Utilities – 0.7%
Avista Corp.	43,572	1,824,360
Northwestern Energy Group, Inc.	34,552	1,999,524
Unitil Corp.	6,976	402,445
Total Multi-Utilities		4,226,329
Office REITs – 0.2%
Easterly Government Properties, Inc.	20,019	212,201
Highwoods Properties, Inc.	37,720	1,118,021
Postal Realty Trust, Inc., Class A	6,056	86,480
Total Office REITs		1,416,702
Oil, Gas & Consumable Fuels – 3.5%
Amplify Energy Corp.*	61,850	231,319
Berry Corp.	91,056	292,290
Centrus Energy Corp., Class A*(a)	8,176	508,629
Crescent Energy Co., Class A	109,398	1,229,633
Dorian LPG Ltd.	70,608	1,577,383
Evolution Petroleum Corp.	12,537	64,942
Excelerate Energy, Inc., Class A	6,977	200,100
Granite Ridge Resources, Inc.	103,737	630,721
Gulfport Energy Corp.*	13,288	2,446,852
HighPeak Energy, Inc.	122,451	1,550,230
International Seaways, Inc.	80,506	2,672,799
Kinetik Holdings, Inc.	22,846	1,186,621
Par Pacific Holdings, Inc.*	65,669	936,440
Peabody Energy Corp.	197,777	2,679,878
REX American Resources Corp.*	13,779	517,677
Riley Exploration Permian, Inc.	23,817	694,742
Ring Energy, Inc.*	319,211	367,093
SandRidge Energy, Inc.	25,534	291,598
VAALCO Energy, Inc.	127,547	479,577
Vitesse Energy, Inc.	13,839	340,301
World Kinect Corp.	36,269	1,028,589
Total Oil, Gas & Consumable Fuels		19,927,414

See Notes to Financial Statements.

66    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. SmallCap Fund (EES) March 31, 2025
Investments	Shares	Value
Passenger Airlines – 0.1%
Allegiant Travel Co.	3,186	$164,557
Frontier Group Holdings, Inc.*	38,544	167,281
Sun Country Airlines Holdings, Inc.*	28,872	355,703
Total Passenger Airlines		687,541
Personal Care Products – 0.6%
Edgewell Personal Care Co.	33,765	1,053,806
Herbalife Ltd.*	158,813	1,370,556
Medifast, Inc.*	13,328	179,662
Nature’s Sunshine Products, Inc.*	8,542	107,202
Nu Skin Enterprises, Inc., Class A	44,032	319,672
USANA Health Sciences, Inc.*	11,893	320,754
Total Personal Care Products		3,351,652
Pharmaceuticals – 2.2%
Amneal Pharmaceuticals, Inc.*	181,798	1,523,467
Amphastar Pharmaceuticals, Inc.*(a)	40,587	1,176,617
ANI Pharmaceuticals, Inc.*	15,135	1,013,288
Biote Corp., Class A*	36,501	121,548
Collegium Pharmaceutical, Inc.*	49,662	1,482,411
Harmony Biosciences Holdings, Inc.*	33,023	1,096,034
Harrow, Inc.*	7,175	190,855
Innoviva, Inc.*	37,478	679,476
Ligand Pharmaceuticals, Inc.*	8,295	872,136
Pacira BioSciences, Inc.*	63,503	1,578,050
Phibro Animal Health Corp., Class A	26,022	555,830
SIGA Technologies, Inc.*	117,696	644,974
Supernus Pharmaceuticals, Inc.*	44,209	1,447,845
Total Pharmaceuticals		12,382,531
Professional Services – 2.8%
Asure Software, Inc.*	11,167	106,645
Barrett Business Services, Inc.	9,601	395,081
CRA International, Inc.	2,178	377,229
CSG Systems International, Inc.	17,578	1,062,942
DLH Holdings Corp.*	8,337	33,765
First Advantage Corp.*	56,224	792,196
Forrester Research, Inc.*	12,720	117,533
Franklin Covey Co.*	5,318	146,883
Heidrick & Struggles International, Inc.	11,009	471,515
Huron Consulting Group, Inc.*	7,362	1,056,079
ICF International, Inc.	8,411	714,683
Innodata, Inc.*	4,848	174,043
Insperity, Inc.	16,421	1,465,246
Kelly Services, Inc., Class A	49,519	652,165
Kforce, Inc.	7,306	357,190
Legalzoom.com, Inc.*	92,018	792,275
ManpowerGroup, Inc.	31,917	1,847,356
Mistras Group, Inc.*	15,077	159,515
NV5 Global, Inc.*	29,159	561,894
Paycor HCM, Inc.*	41,547	932,315
RCM Technologies, Inc.*(a)	6,623	103,319
Investments	Shares	Value
Resolute Holdings Management, Inc.*	2,777	$87,031
Resources Connection, Inc.	23,694	154,959
UL Solutions, Inc., Class A	46,644	2,630,721
Upwork, Inc.*	65,522	855,062
Willdan Group, Inc.*	6,315	257,147
Total Professional Services		16,304,789
Real Estate Management & Development – 0.9%
Cushman & Wakefield PLC*	97,985	1,001,407
eXp World Holdings, Inc.(a)	27,482	268,774
Forestar Group, Inc.*	57,746	1,220,750
Newmark Group, Inc., Class A	135,000	1,642,950
RE/MAX Holdings, Inc., Class A*	15,816	132,380
RMR Group, Inc., Class A	12,279	204,445
St. Joe Co.	11,622	545,653
Star Holdings*	12,511	106,469
Total Real Estate Management & Development		5,122,828
Residential REITs – 0.2%
NexPoint Residential Trust, Inc.	8,095	319,996
UMH Properties, Inc.	13,670	255,629
Veris Residential, Inc.	17,247	291,819
Total Residential REITs		867,444
Retail REITs – 1.0%
Acadia Realty Trust	22,363	468,505
Alexander’s, Inc.	3,073	642,749
CBL & Associates Properties, Inc.	8,263	219,631
Getty Realty Corp.	16,589	517,245
InvenTrust Properties Corp.	13,352	392,148
Saul Centers, Inc.	8,604	310,346
SITE Centers Corp.	81,766	1,049,875
Urban Edge Properties	96,178	1,827,382
Whitestone REIT	15,080	219,716
Total Retail REITs		5,647,597
Semiconductors & Semiconductor Equipment – 1.3%
ACM Research, Inc., Class A*	71,357	1,665,472
Aehr Test Systems*(a)	14,632	106,667
Alpha & Omega Semiconductor Ltd.*	4,113	102,249
Axcelis Technologies, Inc.*	24,407	1,212,296
CEVA, Inc.*	4,028	103,157
Diodes, Inc.*	9,971	430,448
Everspin Technologies, Inc.*	9,396	47,920
FormFactor, Inc.*	16,712	472,783
Ichor Holdings Ltd.*	5,590	126,390
PDF Solutions, Inc.*	7,894	150,854
Penguin Solutions, Inc.*	27,861	483,946
Photronics, Inc.*	42,116	874,328
QuickLogic Corp.*(a)	5,586	28,545
SkyWater Technology, Inc.*	10,615	75,260
Synaptics, Inc.*	10,217	651,027
Ultra Clean Holdings, Inc.*	10,320	220,951
Veeco Instruments, Inc.*	31,978	642,118
Total Semiconductors & Semiconductor Equipment		7,394,411

See Notes to Financial Statements.

WisdomTree Trust    67

Schedule of Investments (continued) WisdomTree U.S. SmallCap Fund (EES) March 31, 2025
Investments	Shares	Value
Software – 4.1%
8x8, Inc.*	118,806	$237,612
A10 Networks, Inc.	28,029	457,994
Adeia, Inc.	74,164	980,448
Alarm.com Holdings, Inc.*	16,131	897,690
Amplitude, Inc., Class A*	16,843	171,630
AudioEye, Inc.*	3,346	37,141
AvePoint, Inc.*	31,341	452,564
Braze, Inc., Class A*	13,867	500,321
Cerence, Inc.*(a)	59,830	472,657
Clear Secure, Inc., Class A	30,693	795,256
Consensus Cloud Solutions, Inc.*	30,463	703,086
DoubleVerify Holdings, Inc.*	58,808	786,263
Enfusion, Inc., Class A*	20,136	224,516
Expensify, Inc., Class A*	47,079	143,120
Five9, Inc.*	33,135	899,615
I3 Verticals, Inc., Class A*	8,871	218,848
Jamf Holding Corp.*	37,161	451,506
Klaviyo, Inc., Class A*	29,362	888,494
LiveRamp Holdings, Inc.*	28,153	735,919
Logility Supply Chain Solutions, Inc.	13,614	194,136
Mitek Systems, Inc.*	32,815	270,724
N-able, Inc.*	73,959	524,369
Olo, Inc., Class A*	38,861	234,720
ON24, Inc.*	12,633	65,692
OneSpan, Inc.	21,765	331,916
Ooma, Inc.*	9,406	123,124
PagerDuty, Inc.*	28,269	516,475
Progress Software Corp.	24,218	1,247,469
PROS Holdings, Inc.*	8,011	152,449
Rapid7, Inc.*	34,856	924,033
Red Violet, Inc.	3,107	116,792
ReposiTrak, Inc.	3,448	69,891
Rimini Street, Inc.*	147,664	513,871
RingCentral, Inc., Class A*	70,392	1,742,906
SEMrush Holdings, Inc., Class A*	23,548	219,703
SolarWinds Corp.	103,359	1,904,906
Sprinklr, Inc., Class A*	104,186	869,953
Sprout Social, Inc., Class A*	8,903	195,777
Teradata Corp.*	63,317	1,423,366
Verint Systems, Inc.*	56,269	1,004,402
Vertex, Inc., Class A*	13,859	485,204
Viant Technology, Inc., Class A*	3,410	42,318
Weave Communications, Inc.*	13,012	144,303
WM Technology, Inc.*	47,036	53,151
Xperi, Inc.*	27,223	210,162
Yext, Inc.*	39,069	240,665
Total Software		23,877,157
Investments	Shares	Value
Specialized REITs – 1.4%
EPR Properties	32,254	$1,696,883
Farmland Partners, Inc.	13,817	154,059
Four Corners Property Trust, Inc.	28,142	807,675
National Storage Affiliates Trust	41,724	1,643,926
Outfront Media, Inc.	101,886	1,644,440
PotlatchDeltic Corp.	14,216	641,426
Safehold, Inc.	43,093	806,701
Uniti Group, Inc.	148,798	749,942
Total Specialized REITs		8,145,052
Specialty Retail – 2.8%
1-800-Flowers.com, Inc., Class A*(a)	11,371	67,089
Academy Sports & Outdoors, Inc.	84,696	3,862,984
American Eagle Outfitters, Inc.	148,304	1,723,292
Arko Corp.	25,375	100,231
Buckle, Inc.	30,830	1,181,406
Build-A-Bear Workshop, Inc.	10,306	383,074
Caleres, Inc.	34,355	591,937
Designer Brands, Inc., Class A	14,916	54,443
Destination XL Group, Inc.*	14,202	20,735
Genesco, Inc.*	2,229	47,322
Guess?, Inc.	77,218	854,803
Haverty Furniture Cos., Inc.	9,561	188,543
J Jill, Inc.	13,795	269,416
Monro, Inc.	9,428	136,423
National Vision Holdings, Inc.*	33,105	423,082
OneWater Marine, Inc., Class A*(a)	5,654	91,482
RealReal, Inc.*	73,635	396,893
Revolve Group, Inc.*	9,333	200,566
Sally Beauty Holdings, Inc.*	107,258	968,540
Shoe Carnival, Inc.	18,135	398,789
Sonic Automotive, Inc., Class A	24,211	1,379,058
Tile Shop Holdings, Inc.*	10,991	71,222
Upbound Group, Inc.	48,980	1,173,561
Victoria’s Secret & Co.*	33,712	626,369
Warby Parker, Inc., Class A*	17,449	318,095
Winmark Corp.	821	260,971
Total Specialty Retail		15,790,326
Technology Hardware, Storage & Peripherals – 0.2%
CompoSecure, Inc., Class A	33,350	362,514
CPI Card Group, Inc.*	7,403	215,945
Diebold Nixdorf, Inc.*	6,475	283,087
Immersion Corp.	51,070	387,111
Turtle Beach Corp.*	5,907	84,293
Total Technology Hardware, Storage & Peripherals		1,332,950
Textiles, Apparel & Luxury Goods – 1.7%
Carter’s, Inc.	32,160	1,315,344
Figs, Inc., Class A*	32,452	148,955
G-III Apparel Group Ltd.*	51,101	1,397,612
Hanesbrands, Inc.*	104,475	602,821

See Notes to Financial Statements.

68    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. SmallCap Fund (EES) March 31, 2025
Investments	Shares	Value
Lakeland Industries, Inc.	1,823	$37,025
Levi Strauss & Co., Class A	150,427	2,345,157
Movado Group, Inc.	14,414	241,002
Oxford Industries, Inc.	13,350	783,245
Rocky Brands, Inc.	6,558	113,912
Steven Madden Ltd.	36,301	967,059
Superior Group of Cos., Inc.	7,387	80,814
Under Armour, Inc., Class A*	220,985	1,381,156
Vera Bradley, Inc.*	12,705	28,586
Wolverine World Wide, Inc.	13,631	189,607
Total Textiles, Apparel & Luxury Goods		9,632,295
Tobacco – 0.2%
Turning Point Brands, Inc.	6,465	384,280
Universal Corp.	18,246	1,022,688
Total Tobacco		1,406,968
Trading Companies & Distributors – 1.4%
BlueLinx Holdings, Inc.*	5,093	381,873
Distribution Solutions Group, Inc.*	8,218	230,104
DNOW, Inc.*	51,240	875,179
DXP Enterprises, Inc.*	8,093	665,730
Global Industrial Co.	19,611	439,286
H&E Equipment Services, Inc.	20,310	1,925,185
Hudson Technologies, Inc.*	41,711	257,357
Karat Packaging, Inc.	9,085	241,479
McGrath RentCorp	15,522	1,729,151
MRC Global, Inc.*	48,541	557,251
Titan Machinery, Inc.*	20,897	356,085
Transcat, Inc.*	2,061	153,442
Total Trading Companies & Distributors		7,812,122
Water Utilities – 0.7%
American States Water Co.	10,639	837,077
Artesian Resources Corp., Class A	5,228	170,694
California Water Service Group	34,465	1,670,174
Middlesex Water Co.	5,595	358,639
SJW Group	14,472	791,474
York Water Co.	4,162	144,338
Total Water Utilities		3,972,396
Wireless Telecommunication Services – 0.1%
Gogo, Inc.*	62,064	534,992
Spok Holdings, Inc.	7,389	121,475
Total Wireless Telecommunication Services		656,467
Total United States		552,352,404
Bahamas – 0.1%
Diversified Consumer Services – 0.1%
OneSpaWorld Holdings Ltd.	32,613	547,572
Bermuda – 0.4%
Insurance – 0.4%
Hamilton Insurance Group Ltd., Class B*	99,230	2,057,038
Investments	Shares	Value
Ghana – 0.3%
Oil, Gas & Consumable Fuels – 0.3%
Kosmos Energy Ltd.*	787,390	$1,795,249
Hong Kong – 0.1%
Distributors – 0.1%
GigaCloud Technology, Inc., Class A*(a)	49,039	696,354
India – 0.4%
Professional Services – 0.4%
WNS Holdings Ltd.*	33,998	2,090,537
Ireland – 0.2%
Biotechnology – 0.1%
Prothena Corp. PLC*	19,857	245,730
Commercial Services & Supplies – 0.1%
Cimpress PLC*	16,299	737,204
Total Ireland		982,934
Israel – 0.1%
Software – 0.1%
JFrog Ltd.*	19,815	634,080
Philippines – 0.1%
Professional Services – 0.1%
TaskUS, Inc., Class A*	29,393	400,627
Puerto Rico – 1.0%
Banks – 0.7%
First BanCorp	123,682	2,370,984
OFG Bancorp	35,288	1,412,226
Total Banks		3,783,210
Financial Services – 0.3%
EVERTEC, Inc.	45,926	1,688,699
Total Puerto Rico		5,471,909
Singapore – 0.0%
Semiconductors & Semiconductor Equipment – 0.0%
Kulicke & Soffa Industries, Inc.	9,521	314,002
Sweden – 0.4%
Insurance – 0.4%
SiriusPoint Ltd.*	148,982	2,575,899
Switzerland – 0.4%
Automobile Components – 0.4%
Garrett Motion, Inc.	277,124	2,319,528
TOTAL COMMON STOCKS (Cost: $610,292,511)		572,238,133
WARRANTS – 0.0%
United States – 0.0%
OmniAb, Inc., exercise price $12.50, expiring 11/1/27*^	2,562	0
OmniAb, Inc., exercise price $15.00, expiring 11/1/27*^	2,562	0
(Cost: $0)		0
See Notes to Financial Statements.

WisdomTree Trust    69

Schedule of Investments (concluded) WisdomTree U.S. SmallCap Fund (EES) March 31, 2025
Investments	Shares	Value
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(b) (Cost: $255,304)	255,304	$255,304
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
United States – 1.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(b)	5,576,570	5,576,570
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(b)	94,934	94,934
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $5,671,504)		5,671,504
TOTAL INVESTMENTS IN SECURITIES – 100.9% (Cost: $616,219,319)		578,164,941
Other Liabilities less Assets – (0.9)%		(5,235,556)
NET ASSETS – 100.0%		$572,929,385

*     Non-income producing security.

^     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $43,584, which represents 0.0% of net assets.

(a)   Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $12,892,193 and the total market value of the collateral held by the Fund was $13,499,024. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,827,520.

(b)  Rate shown represents annualized 7-day yield as of March 31, 2025.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2025 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2025	Dividend Income
WisdomTree U.S. MidCap Fund^	$206,248	$3,473,184	$3,480,347	$(172,027)	$(27,058)	$—	$12,071

^ As of March 31, 2025, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Biotechnology	$15,170,503	$—	$43,584*	$15,214,087
Other	557,024,046	—	—	557,024,046
Warrants	—	—	0*	0
Mutual Fund	—	255,304	—	255,304
Investment of Cash Collateral for Securities Loaned	—	5,671,504	—	5,671,504
Total Investments in Securities	$572,194,549	$5,926,808	$43,584	$578,164,941

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

70    WisdomTree Trust

Schedule of Investments WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 99.5%
Aerospace & Defense – 0.2%
Cadre Holdings, Inc.	26,768	$792,600
Air Freight & Logistics – 0.4%
Hub Group, Inc., Class A	39,211	1,457,473
Automobile Components – 2.6%
LCI Industries	63,659	5,565,706
Patrick Industries, Inc.	37,869	3,202,203
Standard Motor Products, Inc.	48,552	1,210,401
Total Automobile Components		9,978,310
Automobiles – 1.2%
Harley-Davidson, Inc.	176,391	4,453,873
Banks – 11.9%
Bankwell Financial Group, Inc.	12,512	377,612
Brookline Bancorp, Inc.	243,080	2,649,572
Capital Bancorp, Inc.	15,065	426,791
Chemung Financial Corp.	7,577	360,438
Community Financial System, Inc.	90,088	5,122,404
ConnectOne Bancorp, Inc.	64,936	1,578,594
Dime Community Bancshares, Inc.	77,412	2,158,247
Evans Bancorp, Inc.	11,093	432,294
Farmers National Banc Corp.	81,171	1,059,282
First Bancorp/Southern Pines NC	49,574	1,989,900
First of Long Island Corp.	66,578	822,238
Five Star Bancorp	31,282	869,640
Flushing Financial Corp.	85,979	1,091,933
German American Bancorp, Inc.	45,914	1,721,775
Hanmi Financial Corp.	76,120	1,724,879
Hanover Bancorp, Inc.	7,062	154,870
Hope Bancorp, Inc.	322,165	3,373,068
Investar Holding Corp.	12,134	213,680
Live Oak Bancshares, Inc.	21,567	574,976
MainStreet Bancshares, Inc.	8,313	138,993
Midland States Bancorp, Inc.	63,088	1,080,067
MVB Financial Corp.	25,170	435,944
NBT Bancorp, Inc.	83,033	3,562,116
Northeast Bank	3,533	323,411
Northrim BanCorp, Inc.	10,402	761,634
OP Bancorp	18,269	219,593
Orange County Bancorp, Inc.	13,324	311,648
Pathward Financial, Inc.	11,648	849,722
PCB Bancorp	20,199	377,923
Peapack-Gladstone Financial Corp.	8,303	235,805
Plumas Bancorp	8,865	383,589
Towne Bank	129,016	4,411,057
Unity Bancorp, Inc.	7,808	317,786
WesBanco, Inc.	160,400	4,965,984
West BanCorp, Inc.	24,254	483,625
Total Banks		45,561,090
Investments	Shares	Value
Building Products – 0.9%
Apogee Enterprises, Inc.	17,051	$789,973
Griffon Corp.	27,858	1,991,847
Quanex Building Products Corp.	33,710	626,669
Total Building Products		3,408,489
Capital Markets – 4.4%
Federated Hermes, Inc.	147,310	6,005,829
PJT Partners, Inc., Class A	11,711	1,614,712
Victory Capital Holdings, Inc., Class A	109,377	6,329,647
Virtus Investment Partners, Inc.	16,444	2,834,288
Total Capital Markets		16,784,476
Chemicals – 3.8%
AdvanSix, Inc.	34,748	787,042
Hawkins, Inc.	9,689	1,026,259
HB Fuller Co.	40,957	2,298,507
Innospec, Inc.	21,518	2,038,830
Kronos Worldwide, Inc.	146,654	1,096,972
Minerals Technologies, Inc.	15,172	964,484
Northern Technologies International Corp.	14,116	146,948
Sensient Technologies Corp.	57,438	4,275,110
Stepan Co.	29,802	1,640,302
Valhi, Inc.	24,212	393,445
Total Chemicals		14,667,899
Commercial Services & Supplies – 3.2%
Acme United Corp.	3,702	146,636
Brady Corp., Class A	35,998	2,542,899
Brink’s Co.	29,218	2,517,423
Ennis, Inc.	77,085	1,548,638
HNI Corp.	71,072	3,152,043
Interface, Inc.	27,738	550,322
Vestis Corp.	74,017	732,768
VSE Corp.	8,753	1,050,272
Total Commercial Services & Supplies		12,241,001
Construction & Engineering – 1.1%
Argan, Inc.	8,814	1,156,132
Granite Construction, Inc.	20,567	1,550,752
Primoris Services Corp.	25,069	1,439,211
Total Construction & Engineering		4,146,095
Consumer Finance – 0.9%
Nelnet, Inc., Class A	17,119	1,899,011
PROG Holdings, Inc.	27,884	741,714
Regional Management Corp.	20,007	602,411
Total Consumer Finance		3,243,136
Consumer Staples Distribution & Retail – 0.6%
Andersons, Inc.	35,743	1,534,447
Natural Grocers by Vitamin Cottage, Inc.	16,090	646,818
Total Consumer Staples Distribution & Retail		2,181,265

See Notes to Financial Statements.

WisdomTree Trust    71

Schedule of Investments (continued) WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS) March 31, 2025
Investments	Shares	Value
Containers & Packaging – 1.2%
Greif, Inc., Class A	50,510	$2,777,545
Myers Industries, Inc.	102,941	1,228,086
TriMas Corp.	19,018	445,592
Total Containers & Packaging		4,451,223
Distributors – 0.3%
A-Mark Precious Metals, Inc.	40,501	1,027,510
Diversified Consumer Services – 1.5%
Carriage Services, Inc.	11,601	449,539
Perdoceo Education Corp.	81,204	2,044,717
Strategic Education, Inc.	37,911	3,183,007
Total Diversified Consumer Services		5,677,263
Diversified Telecommunication Services – 1.2%
IDT Corp., Class B	11,533	591,758
Iridium Communications, Inc.	140,023	3,825,429
Total Diversified Telecommunication Services		4,417,187
Electrical Equipment – 1.5%
Allient, Inc.	7,753	170,411
Atkore, Inc.	31,803	1,907,862
EnerSys	25,984	2,379,615
LSI Industries, Inc.	19,458	330,786
Powell Industries, Inc.	5,184	882,990
Total Electrical Equipment		5,671,664
Electronic Equipment, Instruments & Components – 2.3%
Advanced Energy Industries, Inc.	17,315	1,650,293
Bel Fuse, Inc., Class B	4,639	347,275
Climb Global Solutions, Inc.	2,088	231,267
Crane NXT Co.	38,073	1,956,952
CTS Corp.	14,307	594,456
Napco Security Technologies, Inc.	29,669	682,980
PC Connection, Inc.	12,216	762,523
Vishay Intertechnology, Inc.	171,068	2,719,981
Total Electronic Equipment, Instruments & Components		8,945,727
Energy Equipment & Services – 4.5%
Archrock, Inc.	295,674	7,758,486
Cactus, Inc., Class A	34,024	1,559,320
Core Laboratories, Inc.	22,129	331,714
Liberty Energy, Inc.	187,159	2,962,727
Ranger Energy Services, Inc., Class A	18,778	266,460
RPC, Inc.	347,284	1,910,062
Select Water Solutions, Inc.	128,605	1,350,352
Solaris Energy Infrastructure, Inc.	39,782	865,656
Total Energy Equipment & Services		17,004,777
Financial Services – 4.5%
Cass Information Systems, Inc.	24,782	1,071,821
NewtekOne, Inc.	78,561	939,590
UWM Holdings Corp.	290,708	1,587,266
Investments	Shares	Value
Walker & Dunlop, Inc.	51,998	$4,438,549
Western Union Co.	869,920	9,203,754
Total Financial Services		17,240,980
Food Products – 1.3%
John B Sanfilippo & Son, Inc.	20,799	1,473,817
WK Kellogg Co.(a)	173,081	3,449,504
Total Food Products		4,923,321
Gas Utilities – 1.0%
Chesapeake Utilities Corp.	28,540	3,665,392
Ground Transportation – 1.0%
ArcBest Corp.	11,958	843,996
Covenant Logistics Group, Inc.	11,478	254,812
Marten Transport Ltd.	74,550	1,022,826
Werner Enterprises, Inc.	56,528	1,656,270
Total Ground Transportation		3,777,904
Health Care Equipment & Supplies – 0.7%
CONMED Corp.	21,830	1,318,314
iRadimed Corp.	9,327	489,481
LeMaitre Vascular, Inc.	10,850	910,315
Total Health Care Equipment & Supplies		2,718,110
Health Care Providers & Services – 3.1%
National Research Corp.	38,859	497,395
Patterson Cos., Inc.	256,351	8,008,405
Select Medical Holdings Corp.	205,054	3,424,402
Total Health Care Providers & Services		11,930,202
Hotel & Resort REITs – 0.3%
DiamondRock Hospitality Co.	169,406	1,307,814
Hotels, Restaurants & Leisure – 3.3%
Cheesecake Factory, Inc.(a)	69,567	3,385,130
Marriott Vacations Worldwide Corp.	70,755	4,545,301
Monarch Casino & Resort, Inc.	16,662	1,295,471
RCI Hospitality Holdings, Inc.	4,332	186,016
Red Rock Resorts, Inc., Class A	76,690	3,326,045
Total Hotels, Restaurants & Leisure		12,737,963
Household Durables – 1.6%
Century Communities, Inc.	24,073	1,615,298
Ethan Allen Interiors, Inc.	74,472	2,062,875
Flexsteel Industries, Inc.	4,106	149,910
Hamilton Beach Brands Holding Co., Class A	16,480	320,206
La-Z-Boy, Inc.	52,175	2,039,521
Total Household Durables		6,187,810
Household Products – 2.5%
Energizer Holdings, Inc.	142,707	4,269,793
Spectrum Brands Holdings, Inc.	35,725	2,556,124
WD-40 Co.	11,233	2,740,852
Total Household Products		9,566,769

See Notes to Financial Statements.

72    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS) March 31, 2025
Investments	Shares	Value
Insurance – 2.2%
Crawford & Co., Class A	48,177	$550,181
HCI Group, Inc.	8,972	1,338,892
Safety Insurance Group, Inc.	40,206	3,171,449
Stewart Information Services Corp.	47,795	3,410,173
Total Insurance		8,470,695
IT Services – 0.2%
Hackett Group, Inc.	25,071	732,575
Leisure Products – 3.0%
Acushnet Holdings Corp.(a)	45,891	3,150,876
Clarus Corp.	58,594	219,728
Escalade, Inc.	21,421	327,741
Polaris, Inc.	142,553	5,836,120
Smith & Wesson Brands, Inc.	108,267	1,009,048
Sturm Ruger & Co., Inc.	20,233	794,955
Total Leisure Products		11,338,468
Machinery – 6.3%
Alamo Group, Inc.	5,700	1,015,797
Albany International Corp., Class A	25,683	1,773,154
Astec Industries, Inc.	20,157	694,409
Douglas Dynamics, Inc.	67,445	1,566,747
Enerpac Tool Group Corp.	25,394	1,139,175
Enpro, Inc.	9,661	1,563,053
ESCO Technologies, Inc.	12,378	1,969,587
Gorman-Rupp Co.	30,019	1,053,667
Helios Technologies, Inc.	15,701	503,845
JBT Marel Corp.	15,332	1,873,571
Kennametal, Inc.	142,818	3,042,023
Lindsay Corp.	7,905	1,000,141
Miller Industries, Inc.	7,772	329,300
REV Group, Inc.	23,544	743,990
Standex International Corp.	5,567	898,458
Terex Corp.	53,048	2,004,154
Worthington Enterprises, Inc.	53,374	2,673,504
Total Machinery		23,844,575
Media – 1.6%
Scholastic Corp.	54,626	1,031,339
TEGNA, Inc.	283,967	5,173,879
Total Media		6,205,218
Metals & Mining – 0.9%
Materion Corp.	9,929	810,206
Olympic Steel, Inc.	10,872	342,686
Ramaco Resources, Inc., Class A(a)	112,798	928,328
Warrior Met Coal, Inc.	25,895	1,235,709
Total Metals & Mining		3,316,929
Oil, Gas & Consumable Fuels – 2.3%
Core Natural Resources, Inc.	27,305	2,105,216
HighPeak Energy, Inc.	91,482	1,158,162
Investments	Shares	Value
Peabody Energy Corp.	106,356	$1,441,124
Riley Exploration Permian, Inc.	63,189	1,843,223
SandRidge Energy, Inc.	95,277	1,088,063
VAALCO Energy, Inc.	326,314	1,226,941
Total Oil, Gas & Consumable Fuels		8,862,729
Paper & Forest Products – 0.9%
Sylvamo Corp.	53,285	3,573,825
Personal Care Products – 1.5%
Inter Parfums, Inc.	44,495	5,066,646
Nu Skin Enterprises, Inc., Class A	101,635	737,870
Total Personal Care Products		5,804,516
Professional Services – 6.7%
Barrett Business Services, Inc.	12,754	524,827
CRA International, Inc.	4,553	788,580
CSG Systems International, Inc.	40,147	2,427,689
Heidrick & Struggles International, Inc.	17,685	757,448
HireQuest, Inc.	13,383	159,258
Insperity, Inc.	70,243	6,267,783
Kforce, Inc.	29,908	1,462,202
Korn Ferry	64,187	4,353,804
ManpowerGroup, Inc.	144,125	8,341,955
Resources Connection, Inc.	98,730	645,694
Total Professional Services		25,729,240
Real Estate Management & Development – 1.0%
Newmark Group, Inc., Class A	78,140	950,964
RMR Group, Inc., Class A	44,700	744,255
St. Joe Co.	43,159	2,026,315
Total Real Estate Management & Development		3,721,534
Retail REITs – 0.5%
SITE Centers Corp.	154,127	1,978,991
Software – 0.7%
A10 Networks, Inc.	64,646	1,056,316
Adeia, Inc.	105,688	1,397,195
ReposiTrak, Inc.(a)	8,563	173,572
Total Software		2,627,083
Specialty Retail – 3.7%
Academy Sports & Outdoors, Inc.	41,786	1,905,860
American Eagle Outfitters, Inc.	308,886	3,589,255
Arko Corp.	130,550	515,673
Build-A-Bear Workshop, Inc.	19,025	707,159
Caleres, Inc.	19,791	340,999
Haverty Furniture Cos., Inc.	45,567	898,581
Shoe Carnival, Inc.	27,812	611,586
Sonic Automotive, Inc., Class A	29,501	1,680,377
Upbound Group, Inc.	153,489	3,677,596
Total Specialty Retail		13,927,086
Technology Hardware, Storage & Peripherals – 0.1%
Immersion Corp.	43,291	328,146

See Notes to Financial Statements.

WisdomTree Trust    73

Schedule of Investments (concluded) WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS) March 31, 2025
Investments	Shares	Value
Textiles, Apparel & Luxury Goods – 2.6%
Carter’s, Inc.	102,414	$4,188,732
Lakeland Industries, Inc.	3,487	70,821
Movado Group, Inc.	45,119	754,390
Oxford Industries, Inc.	33,554	1,968,613
Rocky Brands, Inc.	14,147	245,733
Steven Madden Ltd.	86,215	2,296,768
Superior Group of Cos., Inc.	36,933	404,047
Total Textiles, Apparel & Luxury Goods		9,929,104
Tobacco – 0.1%
Turning Point Brands, Inc.	8,304	493,590
Trading Companies & Distributors – 2.2%
Global Industrial Co.	73,574	1,648,058
H&E Equipment Services, Inc.	43,676	4,140,048
McGrath RentCorp	24,891	2,772,857
Total Trading Companies & Distributors		8,560,963
Total United States		379,612,590
Puerto Rico – 0.3%
Financial Services – 0.3%
EVERTEC, Inc.	30,523	1,122,331
TOTAL COMMON STOCKS (Cost: $418,431,135)		380,734,921
Investments	Shares	Value
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(b) (Cost: $349,313)	349,313	$349,313
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
United States – 0.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(b) (Cost: $1,794,065)	1,794,065	1,794,065
TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $420,574,513)		382,878,299
Other Liabilities less Assets – (0.4)%		(1,583,590)
NET ASSETS – 100.0%		$381,294,709

(a)   Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,782,796 and the total market value of the collateral held by the Fund was $1,833,003. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $38,938.

(b)  Rate shown represents annualized 7-day yield as of March 31, 2025.
FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$380,734,921	$—	$—	$380,734,921
Mutual Fund	—	349,313	—	349,313
Investment of Cash Collateral for Securities Loaned	—	1,794,065	—	1,794,065
Total Investments in Securities	$380,734,921	$2,143,378	$—	$382,878,299

See Notes to Financial Statements.

74    WisdomTree Trust

Schedule of Investments WisdomTree U.S. SmallCap Quality Growth Fund (QSML) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 97.9%
Aerospace & Defense – 0.3%
AerSale Corp.*	567	$4,247
Byrna Technologies, Inc.*	228	3,839
Cadre Holdings, Inc.	419	12,407
Total Aerospace & Defense		20,493
Air Freight & Logistics – 0.4%
Hub Group, Inc., Class A	727	27,023
Automobile Components – 1.8%
Dorman Products, Inc.*	329	39,658
Fox Factory Holding Corp.*	406	9,476
LCI Industries	273	23,868
Patrick Industries, Inc.(a)	346	29,258
Visteon Corp.*	281	21,811
XPEL, Inc.*	294	8,638
Total Automobile Components		132,709
Automobiles – 0.2%
Winnebago Industries, Inc.	369	12,716
Beverages – 1.3%
Boston Beer Co., Inc., Class A*	120	28,661
MGP Ingredients, Inc.	254	7,462
National Beverage Corp.	966	40,128
Vita Coco Co., Inc.*	600	18,390
Total Beverages		94,641
Biotechnology – 2.1%
ACADIA Pharmaceuticals, Inc.*	1,719	28,553
Arcturus Therapeutics Holdings, Inc.*	335	3,548
Catalyst Pharmaceuticals, Inc.*	1,303	31,598
Dynavax Technologies Corp.*	1,423	18,456
MiMedx Group, Inc.*	1,497	11,377
Veracyte, Inc.*	821	24,343
Vericel Corp.*(a)	517	23,068
Vir Biotechnology, Inc.*	1,439	9,325
Voyager Therapeutics, Inc.*	722	2,440
Total Biotechnology		152,708
Building Products – 1.4%
Apogee Enterprises, Inc.	242	11,212
Gibraltar Industries, Inc.*	333	19,533
Hayward Holdings, Inc.*	2,362	32,879
Insteel Industries, Inc.	226	5,944
Quanex Building Products Corp.	551	10,243
Resideo Technologies, Inc.*	1,474	26,090
Total Building Products		105,901
Capital Markets – 3.8%
Bridge Investment Group Holdings, Inc., Class A	453	4,340
Cohen & Steers, Inc.	553	44,378
Donnelley Financial Solutions, Inc.*	316	13,812
Investments	Shares	Value
Federated Hermes, Inc.	905	$36,897
Open Lending Corp.*	1,473	4,066
Perella Weinberg Partners	667	12,273
PJT Partners, Inc., Class A	270	37,228
StoneX Group, Inc.*	514	39,259
Victory Capital Holdings, Inc., Class A	728	42,129
Virtu Financial, Inc., Class A	917	34,956
Virtus Investment Partners, Inc.	59	10,169
Total Capital Markets		279,507
Chemicals – 2.0%
AdvanSix, Inc.	314	7,112
Innospec, Inc.	244	23,119
LSB Industries, Inc.*	678	4,468
NewMarket Corp.	101	57,212
Olin Corp.	1,339	32,457
Quaker Chemical Corp.	202	24,969
Total Chemicals		149,337
Commercial Services & Supplies – 2.2%
ACV Auctions, Inc., Class A*	1,768	24,911
Brady Corp., Class A	515	36,379
Brink’s Co.	467	40,237
CECO Environmental Corp.*	371	8,459
Driven Brands Holdings, Inc.*	1,741	29,841
Liquidity Services, Inc.*	329	10,202
Vestis Corp.	1,419	14,048
Total Commercial Services & Supplies		164,077
Communications Equipment – 0.8%
Aviat Networks, Inc.*(a)	125	2,396
Calix, Inc.*	698	24,737
Clearfield, Inc.*	157	4,666
Digi International, Inc.*	407	11,327
Harmonic, Inc.*	1,256	12,045
Total Communications Equipment		55,171
Construction & Engineering – 2.5%
Ameresco, Inc., Class A*	588	7,103
Arcosa, Inc.	498	38,406
Argan, Inc.	149	19,544
Bowman Consulting Group Ltd.*	193	4,213
Dycom Industries, Inc.*	293	44,636
Limbach Holdings, Inc.*(a)	113	8,415
MYR Group, Inc.*	170	19,225
Northwest Pipe Co.*	114	4,708
Primoris Services Corp.	578	33,183
Total Construction & Engineering		179,433
Consumer Finance – 1.2%
Enova International, Inc.*	288	27,809
FirstCash Holdings, Inc.	489	58,837
Total Consumer Finance		86,646

See Notes to Financial Statements.

WisdomTree Trust    75

Schedule of Investments (continued) WisdomTree U.S. SmallCap Quality Growth Fund (QSML) March 31, 2025
Investments	Shares	Value
Consumer Staples Distribution & Retail – 1.5%
Andersons, Inc.	382	$16,399
Chefs’ Warehouse, Inc.*(a)	409	22,274
Grocery Outlet Holding Corp.*	1,036	14,483
Natural Grocers by Vitamin Cottage, Inc.	247	9,929
PriceSmart, Inc.	315	27,673
United Natural Foods, Inc.*	640	17,530
Total Consumer Staples Distribution & Retail		108,288
Containers & Packaging – 0.5%
Greif, Inc., Class A	637	35,029
Myers Industries, Inc.	387	4,617
Total Containers & Packaging		39,646
Distributors – 0.1%
A-Mark Precious Metals, Inc.	262	6,647
Diversified Consumer Services – 2.7%
Carriage Services, Inc.	164	6,355
Frontdoor, Inc.*	775	29,776
Grand Canyon Education, Inc.*	304	52,598
Mister Car Wash, Inc.*	3,545	27,970
Stride, Inc.*	453	57,304
Udemy, Inc.*	1,484	11,516
Universal Technical Institute, Inc.*	606	15,562
Total Diversified Consumer Services		201,081
Diversified Telecommunication Services – 0.5%
Bandwidth, Inc., Class A*	319	4,179
Cogent Communications Holdings, Inc.	536	32,862
Total Diversified Telecommunication Services		37,041
Electrical Equipment – 1.3%
Allient, Inc.	194	4,264
Array Technologies, Inc.*	1,839	8,956
Atkore, Inc.	388	23,276
LSI Industries, Inc.	284	4,828
NuScale Power Corp.*(a)	1,284	18,182
Powell Industries, Inc.(a)	117	19,929
Shoals Technologies Group, Inc., Class A*	1,982	6,580
Thermon Group Holdings, Inc.*	364	10,137
Total Electrical Equipment		96,152
Electronic Equipment, Instruments & Components – 2.9%
Advanced Energy Industries, Inc.	397	37,838
Bel Fuse, Inc., Class B	124	9,283
Belden, Inc.	441	44,210
Daktronics, Inc.*(a)	345	4,202
ePlus, Inc.*	274	16,722
Insight Enterprises, Inc.*(a)	330	49,497
Kimball Electronics, Inc.*	233	3,833
Napco Security Technologies, Inc.	393	9,047
OSI Systems, Inc.*(a)	177	34,398
Total Electronic Equipment, Instruments & Components		209,030
Investments	Shares	Value
Energy Equipment & Services – 2.2%
Atlas Energy Solutions, Inc.(a)	1,208	$21,551
Bristow Group, Inc.*	322	10,169
Cactus, Inc., Class A	769	35,243
Kodiak Gas Services, Inc.	909	33,906
Liberty Energy, Inc.	1,681	26,610
Select Water Solutions, Inc.	1,175	12,337
Tidewater, Inc.*	577	24,390
Total Energy Equipment & Services		164,206
Entertainment – 0.1%
Vivid Seats, Inc., Class A*	1,610	4,766
Financial Services – 3.5%
Acacia Research Corp.*	1,142	3,654
Cantaloupe, Inc.*	888	6,989
Cass Information Systems, Inc.	149	6,444
Euronet Worldwide, Inc.*	479	51,181
Flywire Corp.*	1,405	13,348
HA Sustainable Infrastructure Capital, Inc.	1,300	38,012
International Money Express, Inc.*	356	4,493
Merchants Bancorp	492	18,204
NewtekOne, Inc.	257	3,074
NMI Holdings, Inc.*	848	30,570
Paymentus Holdings, Inc., Class A*	1,362	35,548
Payoneer Global, Inc.*	3,739	27,332
Sezzle, Inc.*	420	14,654
UWM Holdings Corp.	980	5,351
Total Financial Services		258,854
Food Products – 2.7%
Cal-Maine Foods, Inc.	527	47,904
John B Sanfilippo & Son, Inc.	129	9,141
Lancaster Colony Corp.	296	51,800
Lifeway Foods, Inc.*	159	3,888
Mama’s Creations, Inc.*(a)	251	1,634
Simply Good Foods Co.*	1,070	36,904
Utz Brands, Inc.	921	12,968
Vital Farms, Inc.*	460	14,016
WK Kellogg Co.(a)	927	18,475
Total Food Products		196,730
Ground Transportation – 1.4%
ArcBest Corp.	237	16,727
Avis Budget Group, Inc.*(a)	383	29,070
Covenant Logistics Group, Inc.	264	5,861
Heartland Express, Inc.	971	8,953
RXO, Inc.*(a)	1,703	32,527
Universal Logistics Holdings, Inc.(a)	310	8,134
Total Ground Transportation		101,272
Health Care Equipment & Supplies – 2.1%
Electromed, Inc.*	87	2,076
Embecta Corp.	591	7,535
iRadimed Corp.	126	6,612

See Notes to Financial Statements.

76    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. SmallCap Quality Growth Fund (QSML) March 31, 2025
Investments	Shares	Value
LeMaitre Vascular, Inc.	241	$20,220
Neogen Corp.*	2,533	21,961
QuidelOrtho Corp.*(a)	738	25,808
Semler Scientific, Inc.*(a)	85	3,077
Senseonics Holdings, Inc.*	7,050	4,625
STAAR Surgical Co.*(a)	604	10,649
Tactile Systems Technology, Inc.*	312	4,125
TransMedics Group, Inc.*	435	29,267
UFP Technologies, Inc.*	83	16,742
Total Health Care Equipment & Supplies		152,697
Health Care Providers & Services – 2.8%
Addus HomeCare Corp.*	199	19,679
AMN Healthcare Services, Inc.*	389	9,515
Astrana Health, Inc.*	534	16,559
Castle Biosciences, Inc.*	266	5,325
Cross Country Healthcare, Inc.*	202	3,008
National Research Corp.	161	2,061
Option Care Health, Inc.*	1,834	64,098
Pennant Group, Inc.*	331	8,324
Privia Health Group, Inc.*	1,282	28,781
Progyny, Inc.*	964	21,536
Select Medical Holdings Corp.	1,394	23,280
Talkspace, Inc.*	1,703	4,360
Total Health Care Providers & Services		206,526
Health Care Technology – 0.3%
GoodRx Holdings, Inc., Class A*	3,721	16,409
Simulations Plus, Inc.(a)	242	5,934
Total Health Care Technology		22,343
Hotels, Restaurants & Leisure – 3.8%
Cheesecake Factory, Inc.(a)	532	25,887
Dave & Buster’s Entertainment, Inc.*(a)	478	8,398
Everi Holdings, Inc.*	936	12,795
First Watch Restaurant Group, Inc.*(a)	679	11,305
Hilton Grand Vacations, Inc.*	1,053	39,393
Krispy Kreme, Inc.(a)	1,669	8,212
Kura Sushi USA, Inc., Class A*	139	7,117
Monarch Casino & Resort, Inc.	192	14,928
RCI Hospitality Holdings, Inc.	93	3,993
Red Rock Resorts, Inc., Class A	661	28,668
Rush Street Interactive, Inc.*	986	10,570
Six Flags Entertainment Corp.(a)	1,015	36,205
Target Hospitality Corp.*(a)	1,157	7,613
United Parks & Resorts, Inc.*	599	27,231
Wendy’s Co.	2,192	32,069
Xponential Fitness, Inc., Class A*	280	2,332
Total Hotels, Restaurants & Leisure		276,716
Household Durables – 2.7%
Cavco Industries, Inc.*	90	46,767
Century Communities, Inc.	318	21,338
Cricut, Inc., Class A	2,155	11,098
Investments	Shares	Value
Green Brick Partners, Inc.*	486	$28,339
Landsea Homes Corp.*	449	2,883
LGI Homes, Inc.*	296	19,675
Lovesac Co.*	185	3,363
M/I Homes, Inc.*	281	32,085
Tri Pointe Homes, Inc.*	943	30,100
Total Household Durables		195,648
Household Products – 0.5%
WD-40 Co.	142	34,648
Insurance – 1.2%
Goosehead Insurance, Inc., Class A	264	31,168
HCI Group, Inc.(a)	117	17,460
Palomar Holdings, Inc.*	278	38,108
Total Insurance		86,736
Interactive Media & Services – 2.3%
Cargurus, Inc.*	1,066	31,053
EverQuote, Inc., Class A*	395	10,345
IAC, Inc.*(a)	925	42,494
Nextdoor Holdings, Inc.*	3,466	5,303
Shutterstock, Inc.	392	7,303
Yelp, Inc.*	693	25,662
ZipRecruiter, Inc., Class A*	1,209	7,121
ZoomInfo Technologies, Inc.*	3,623	36,230
Total Interactive Media & Services		165,511
IT Services – 0.9%
Couchbase, Inc.*	709	11,167
DigitalOcean Holdings, Inc.*	942	31,453
Grid Dynamics Holdings, Inc.*	899	14,069
Hackett Group, Inc.	277	8,094
Total IT Services		64,783
Leisure Products – 2.2%
Acushnet Holdings Corp.(a)	635	43,599
Brunswick Corp.	695	37,426
Latham Group, Inc.*	1,226	7,883
Malibu Boats, Inc., Class A*	177	5,430
MasterCraft Boat Holdings, Inc.*(a)	173	2,979
Polaris, Inc.	580	23,745
Smith & Wesson Brands, Inc.	355	3,309
Sturm Ruger & Co., Inc.	175	6,876
YETI Holdings, Inc.*	855	28,300
Total Leisure Products		159,547
Machinery – 3.8%
Alamo Group, Inc.	132	23,524
Blue Bird Corp.*(a)	334	10,812
Energy Recovery, Inc.*	591	9,391
Franklin Electric Co., Inc.	477	44,781
Kadant, Inc.	125	42,114
Lindsay Corp.	122	15,435
Mueller Water Products, Inc., Class A(a)	1,662	42,248

See Notes to Financial Statements.

WisdomTree Trust    77

Schedule of Investments (continued) WisdomTree U.S. SmallCap Quality Growth Fund (QSML) March 31, 2025
Investments	Shares	Value
REV Group, Inc.	530	$16,748
Standex International Corp.	132	21,303
Symbotic, Inc.*(a)	1,168	23,605
Terex Corp.	646	24,406
Titan International, Inc.*	756	6,343
Total Machinery		280,710
Marine Transportation – 0.6%
Matson, Inc.	357	45,757
Media – 1.6%
Integral Ad Science Holding Corp.*	1,717	13,839
Nexstar Media Group, Inc.	331	59,322
PubMatic, Inc., Class A*	524	4,789
Stagwell, Inc.*	1,234	7,466
TEGNA, Inc.	1,731	31,539
Total Media		116,955
Metals & Mining – 1.3%
Alpha Metallurgical Resources, Inc.*	123	15,406
Century Aluminum Co.*(a)	971	18,022
Materion Corp.	231	18,849
Olympic Steel, Inc.	75	2,364
Ramaco Resources, Inc., Class A(a)	543	4,469
SunCoke Energy, Inc.	828	7,618
Warrior Met Coal, Inc.(a)	592	28,250
Total Metals & Mining		94,978
Oil, Gas & Consumable Fuels – 6.2%
Amplify Energy Corp.*	588	2,199
Civitas Resources, Inc.	1,081	37,716
Comstock Resources, Inc.*	3,281	66,736
Core Natural Resources, Inc.	607	46,800
Granite Ridge Resources, Inc.	1,429	8,688
Gulfport Energy Corp.*	191	35,171
HighPeak Energy, Inc.	1,454	18,408
Kinetik Holdings, Inc.	646	33,553
New Fortress Energy, Inc.	2,560	21,274
Northern Oil & Gas, Inc.	1,166	35,248
Par Pacific Holdings, Inc.*	491	7,002
PBF Energy, Inc., Class A	1,283	24,492
Peabody Energy Corp.	1,231	16,680
REX American Resources Corp.*	213	8,002
Riley Exploration Permian, Inc.	239	6,972
Ring Energy, Inc.*	2,730	3,139
SandRidge Energy, Inc.	527	6,018
SM Energy Co.	1,281	38,366
Talos Energy, Inc.*	2,043	19,858
VAALCO Energy, Inc.	1,281	4,817
Vital Energy, Inc.*	469	9,952
Total Oil, Gas & Consumable Fuels		451,091
Passenger Airlines – 0.1%
Sun Country Airlines Holdings, Inc.*	593	7,306
Investments	Shares	Value
Personal Care Products – 0.5%
Inter Parfums, Inc.(a)	343	$39,057
Pharmaceuticals – 0.7%
Amphastar Pharmaceuticals, Inc.*(a)	541	15,684
Harmony Biosciences Holdings, Inc.*	613	20,345
Innoviva, Inc.*	622	11,277
SIGA Technologies, Inc.*	857	4,696
Total Pharmaceuticals		52,002
Professional Services – 5.2%
Barrett Business Services, Inc.	257	10,576
CBIZ, Inc.*	537	40,737
CRA International, Inc.	74	12,817
Exponent, Inc.	556	45,069
Huron Consulting Group, Inc.*	190	27,255
Innodata, Inc.*	285	10,231
Insperity, Inc.	385	34,354
Korn Ferry	566	38,392
Maximus, Inc.	641	43,710
NV5 Global, Inc.*	748	14,414
TriNet Group, Inc.	523	41,443
Upwork, Inc.*	1,427	18,622
Verra Mobility Corp.*	1,789	40,270
Willdan Group, Inc.*	152	6,189
Total Professional Services		384,079
Semiconductors & Semiconductor Equipment – 2.0%
ACM Research, Inc., Class A*	696	16,244
Aehr Test Systems*(a)	358	2,610
Axcelis Technologies, Inc.*	281	13,957
Diodes, Inc.*	488	21,067
FormFactor, Inc.*	834	23,594
PDF Solutions, Inc.*	306	5,848
Photronics, Inc.*	745	15,466
SiTime Corp.*	240	36,689
Ultra Clean Holdings, Inc.*	497	10,641
Total Semiconductors & Semiconductor Equipment		146,116
Software – 8.0%
Agilysys, Inc.*	294	21,327
Alarm.com Holdings, Inc.*	489	27,213
Alkami Technology, Inc.*	1,096	28,770
Amplitude, Inc., Class A*	1,300	13,247
AvePoint, Inc.*	1,848	26,685
BlackLine, Inc.*	646	31,279
Box, Inc., Class A*	1,683	51,937
Braze, Inc., Class A*	1,055	38,064
Clear Secure, Inc., Class A	967	25,055
DoubleVerify Holdings, Inc.*	1,703	22,769
Enfusion, Inc., Class A*	997	11,117
Intapp, Inc.*	763	44,544
InterDigital, Inc.	266	54,995
MeridianLink, Inc.*	821	15,213
nCino, Inc.*(a)	1,202	33,019

See Notes to Financial Statements.

78    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. SmallCap Quality Growth Fund (QSML) March 31, 2025
Investments	Shares	Value
Olo, Inc., Class A*	1,819	$10,987
Progress Software Corp.	436	22,458
SEMrush Holdings, Inc., Class A*	1,536	14,331
Sprinklr, Inc., Class A*	2,651	22,136
Sprout Social, Inc., Class A*	636	13,986
Tenable Holdings, Inc.*	1,251	43,760
Weave Communications, Inc.*	697	7,730
Yext, Inc.*	1,307	8,051
Total Software		588,673
Specialty Retail – 4.6%
Academy Sports & Outdoors, Inc.	764	34,846
America’s Car-Mart, Inc.*	92	4,176
Arhaus, Inc.*(a)	1,409	12,258
Arko Corp.	1,305	5,155
Asbury Automotive Group, Inc.*	208	45,935
Boot Barn Holdings, Inc.*	303	32,551
Buckle, Inc.	510	19,543
Build-A-Bear Workshop, Inc.	146	5,427
Five Below, Inc.*	515	38,586
Leslie’s, Inc.*	2,311	1,700
MarineMax, Inc.*	277	5,955
OneWater Marine, Inc., Class A*(a)	184	2,977
Revolve Group, Inc.*	784	16,848
Shoe Carnival, Inc.	309	6,795
Sonic Automotive, Inc., Class A	380	21,645
Torrid Holdings, Inc.*	1,424	7,804
Urban Outfitters, Inc.*	915	47,946
Victoria’s Secret & Co.*	757	14,065
Winmark Corp.	39	12,397
Total Specialty Retail		336,609
Technology Hardware, Storage & Peripherals – 0.3%
Diebold Nixdorf, Inc.*	406	17,750
Immersion Corp.	393	2,979
Total Technology Hardware, Storage & Peripherals		20,729
Textiles, Apparel & Luxury Goods – 1.1%
Figs, Inc., Class A*	1,880	8,629
Kontoor Brands, Inc.	567	36,362
Oxford Industries, Inc.(a)	189	11,089
Steven Madden Ltd.	808	21,525
Total Textiles, Apparel & Luxury Goods		77,605
Tobacco – 0.1%
Turning Point Brands, Inc.	181	10,759
Trading Companies & Distributors – 3.4%
Alta Equipment Group, Inc.	396	1,857
Distribution Solutions Group, Inc.*	499	13,972
DXP Enterprises, Inc.*	167	13,737
Global Industrial Co.	457	10,237
GMS, Inc.*(a)	435	31,829
H&E Equipment Services, Inc.	397	37,632
Hudson Technologies, Inc.*	515	3,178
Investments	Shares	Value
McGrath RentCorp	267	$29,744
MSC Industrial Direct Co., Inc., Class A	632	49,087
Rush Enterprises, Inc., Class A	858	45,826
Titan Machinery, Inc.*	256	4,362
Transcat, Inc.*(a)	103	7,668
Total Trading Companies & Distributors		249,129
Wireless Telecommunication Services – 0.2%
Gogo, Inc.*	1,437	12,387
Total United States		7,163,172
China – 0.1%
Semiconductors & Semiconductor Equipment – 0.1%
indie Semiconductor, Inc., Class A*	2,616	5,324
Ghana – 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Kosmos Energy Ltd.*	5,745	13,099
Japan – 0.7%
Semiconductors & Semiconductor Equipment – 0.7%
Allegro MicroSystems, Inc.*	2,041	51,290
Puerto Rico – 0.3%
Financial Services – 0.3%
EVERTEC, Inc.	691	25,408
Singapore – 0.7%
Interactive Media & Services – 0.5%
Grindr, Inc.*	1,862	33,330
Semiconductors & Semiconductor Equipment – 0.2%
Kulicke & Soffa Industries, Inc.	542	17,875
Total Singapore		51,205
TOTAL COMMON STOCKS (Cost: $8,063,767)		7,309,498
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(b) (Cost: $5,677)	5,677	5,677
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.6%
United States – 1.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(b) (Cost: $117,742)	117,742	117,742
TOTAL INVESTMENTS IN SECURITIES – 101.6% (Cost: $8,187,186)		7,432,917
Other Liabilities less Assets – (1.6)%		(117,371)
NET ASSETS – 100.0%		$7,315,546

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $814,188 and the total market value of the collateral held by the Fund was $840,306. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $722,564.

(b)  Rate shown represents annualized 7-day yield as of March 31, 2025.
See Notes to Financial Statements.

WisdomTree Trust    79

Schedule of Investments (concluded) WisdomTree U.S. SmallCap Quality Growth Fund (QSML) March 31, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$7,309,498	$—	$—	$7,309,498
Mutual Fund	—	5,677	—	5,677
Investment of Cash Collateral for Securities Loaned	—	117,742	—	117,742
Total Investments in Securities	$7,309,498	$123,419	$—	$7,432,917

See Notes to Financial Statements.

80    WisdomTree Trust

Schedule of Investments WisdomTree U.S. Total Dividend Fund (DTD) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 99.7%
Aerospace & Defense – 1.9%
BWX Technologies, Inc.	2,536	$250,176
General Dynamics Corp.	10,600	2,889,348
General Electric Co.	12,264	2,454,640
HEICO Corp., Class A	1,216	256,539
HEICO Corp.	325	86,837
Hexcel Corp.	2,677	146,592
Howmet Aerospace, Inc.	4,542	589,234
L3Harris Technologies, Inc.	6,976	1,460,147
Lockheed Martin Corp.	17,009	7,598,090
Moog, Inc., Class A	500	86,675
Northrop Grumman Corp.	4,684	2,398,255
RTX Corp.	54,730	7,249,536
Textron, Inc.	2,365	170,871
Woodward, Inc.	1,179	215,156
Total Aerospace & Defense		25,852,096
Air Freight & Logistics – 0.2%
CH Robinson Worldwide, Inc.	5,206	533,094
Expeditors International of Washington, Inc.	3,627	436,147
FedEx Corp.	9,348	2,278,856
Total Air Freight & Logistics		3,248,097
Automobile Components – 0.1%
BorgWarner, Inc.	5,726	164,050
Dana, Inc.	10,052	133,993
Gentex Corp.	12,133	282,699
LCI Industries	2,299	201,002
Lear Corp.	3,748	330,648
Patrick Industries, Inc.(a)	1,996	168,782
Phinia, Inc.	2,956	125,423
Standard Motor Products, Inc.	2,963	73,868
Total Automobile Components		1,480,465
Automobiles – 0.1%
General Motors Co.	19,363	910,642
Harley-Davidson, Inc.	6,876	173,619
Thor Industries, Inc.	2,578	195,438
Total Automobiles		1,279,699
Banks – 8.9%
1st Source Corp.	2,778	166,152
Associated Banc-Corp.	13,846	311,950
Atlantic Union Bankshares Corp.	7,329	228,225
Banc of California, Inc.	10,823	153,578
BancFirst Corp.	1,976	217,103
Bank of America Corp.	345,349	14,411,414
Bank of Hawaii Corp.	3,750	258,637
Bank OZK	8,686	377,407
BankUnited, Inc.	4,951	170,512
Banner Corp.	2,783	177,472
Berkshire Hills Bancorp, Inc.	4,566	119,127
Investments	Shares	Value
BOK Financial Corp.	2,781	$289,641
Brookline Bancorp, Inc.	13,525	147,422
Burke & Herbert Financial Services Corp.	1,907	107,002
Byline Bancorp, Inc.	6,616	173,075
Cadence Bank	16,111	489,130
Capitol Federal Financial, Inc.	20,745	116,172
Cathay General Bancorp	5,184	223,067
Citigroup, Inc.	119,163	8,459,381
Citizens Financial Group, Inc.	32,049	1,313,048
City Holding Co.	1,616	189,832
Columbia Banking System, Inc.	18,035	449,793
Comerica, Inc.	11,044	652,259
Commerce Bancshares, Inc.	5,206	323,969
Community Financial System, Inc.	3,833	217,944
Community Trust Bancorp, Inc.	2,482	124,994
Cullen/Frost Bankers, Inc.	5,168	647,034
CVB Financial Corp.	11,657	215,188
Dime Community Bancshares, Inc.	724	20,185
East West Bancorp, Inc.	8,554	767,807
Eastern Bankshares, Inc.	24,378	399,799
Enterprise Financial Services Corp.	2,703	145,259
Fifth Third Bancorp	42,156	1,652,515
First Bancorp/Southern Pines NC	3,163	126,963
First Bancshares, Inc.	4,674	158,028
First Busey Corp.	6,873	148,457
First Citizens BancShares, Inc., Class A	178	330,033
First Commonwealth Financial Corp.	9,691	150,598
First Financial Bancorp	11,854	296,113
First Financial Bankshares, Inc.	5,699	204,708
First Hawaiian, Inc.	12,318	301,052
First Horizon Corp.	26,834	521,116
First Interstate BancSystem, Inc., Class A	8,108	232,294
First Merchants Corp.	4,952	200,259
First Mid Bancshares, Inc.	3,493	121,906
FNB Corp.	24,484	329,310
Fulton Financial Corp.	13,917	251,759
Glacier Bancorp, Inc.	5,039	222,825
Hancock Whitney Corp.	4,672	245,046
Heritage Financial Corp.	5,395	131,260
Hilltop Holdings, Inc.	5,055	153,925
Home BancShares, Inc.	14,833	419,329
Horizon Bancorp, Inc.	10,089	152,142
Huntington Bancshares, Inc.	100,707	1,511,612
Independent Bank Corp.	3,660	229,299
International Bancshares Corp.	4,265	268,951
JPMorgan Chase & Co.	169,635	41,611,465
Lakeland Financial Corp.	2,333	138,674
M&T Bank Corp.	8,405	1,502,394
MidWestOne Financial Group, Inc.	5,189	153,646
National Bank Holdings Corp., Class A	3,518	134,634
NBT Bancorp, Inc.	3,723	159,717

See Notes to Financial Statements.

WisdomTree Trust    81

Schedule of Investments (continued) WisdomTree U.S. Total Dividend Fund (DTD) March 31, 2025
Investments	Shares	Value
Northwest Bancshares, Inc.	16,854	$202,585
OceanFirst Financial Corp.	8,358	142,170
Old National Bancorp	14,484	306,916
Pacific Premier Bancorp, Inc.	11,343	241,833
Park National Corp.	1,025	155,185
Peoples Bancorp, Inc.	5,224	154,944
Pinnacle Financial Partners, Inc.	1,648	174,754
PNC Financial Services Group, Inc.	23,539	4,137,450
Preferred Bank	1,557	130,259
Prosperity Bancshares, Inc.	5,523	394,176
Provident Financial Services, Inc.	15,230	261,499
Regions Financial Corp.	68,906	1,497,327
Renasant Corp.(a)	4,945	167,784
Republic Bancorp, Inc., Class A	2,141	136,639
S&T Bancorp, Inc.	4,208	155,906
Sandy Spring Bancorp, Inc.	5,241	146,486
Seacoast Banking Corp. of Florida	6,595	169,689
ServisFirst Bancshares, Inc.	1,595	131,747
Shore Bancshares, Inc.	12,412	168,058
Simmons First National Corp., Class A	11,512	236,341
SouthState Corp.	3,786	351,417
Stellar Bancorp, Inc.	5,366	148,424
Stock Yards Bancorp, Inc.	2,360	162,982
Synovus Financial Corp.	8,912	416,547
Tompkins Financial Corp.	1,927	121,362
Towne Bank	7,651	261,588
TriCo Bancshares	3,389	135,458
Truist Financial Corp.	117,671	4,842,162
Trustmark Corp.	4,866	167,828
U.S. Bancorp	116,009	4,897,900
UMB Financial Corp.	3,147	318,162
United Bankshares, Inc.	8,021	278,088
United Community Banks, Inc.	8,784	247,094
Valley National Bancorp	42,095	374,225
WaFd, Inc.	5,985	171,051
Washington Trust Bancorp, Inc.	5,978	184,481
Webster Financial Corp.	9,803	505,345
Wells Fargo & Co.	145,620	10,454,060
WesBanco, Inc.	10,525	325,854
Westamerica BanCorp	3,016	152,700
Western Alliance Bancorp	4,015	308,472
Wintrust Financial Corp.	1,530	172,064
WSFS Financial Corp.	2,492	129,260
Zions Bancorp NA	9,500	473,670
Total Banks		118,835,550
Beverages – 3.3%
Brown-Forman Corp., Class A	4,194	140,373
Brown-Forman Corp., Class B	16,804	570,328
Coca-Cola Co.	258,815	18,536,330
Coca-Cola Consolidated, Inc.	156	210,600
Investments	Shares	Value
Constellation Brands, Inc., Class A	8,872	$1,628,189
Keurig Dr. Pepper, Inc.	74,225	2,539,980
Molson Coors Beverage Co., Class B	11,109	676,205
PepsiCo, Inc.	130,681	19,594,309
Primo Brands Corp.	12,034	427,087
Total Beverages		44,323,401
Biotechnology – 3.8%
AbbVie, Inc.	125,034	26,197,124
Amgen, Inc.	32,374	10,086,120
Gilead Sciences, Inc.	118,663	13,296,189
Regeneron Pharmaceuticals, Inc.	1,029	652,622
Total Biotechnology		50,232,055
Broadline Retail – 0.2%
Dillard’s, Inc., Class A	1,077	385,706
eBay, Inc.	17,061	1,155,541
Macy’s, Inc.	19,127	240,235
Nordstrom, Inc.	12,959	316,848
Total Broadline Retail		2,098,330
Building Products – 0.3%
AAON, Inc.	959	74,927
Advanced Drainage Systems, Inc.	1,152	125,165
AO Smith Corp.	4,527	295,885
Armstrong World Industries, Inc.	1,470	207,094
Carlisle Cos., Inc.	1,177	400,769
Carrier Global Corp.	17,353	1,100,180
Fortune Brands Innovations, Inc.	3,696	225,012
Griffon Corp.	1,512	108,108
Lennox International, Inc.	823	461,563
Masco Corp.	9,180	638,377
Owens Corning	2,346	335,056
Simpson Manufacturing Co., Inc.	909	142,786
UFP Industries, Inc.	1,784	190,959
Zurn Elkay Water Solutions Corp.	4,276	141,022
Total Building Products		4,446,903
Capital Markets – 5.3%
Ameriprise Financial, Inc.	2,950	1,428,125
Ares Management Corp., Class A	8,162	1,196,631
Bank of New York Mellon Corp.	33,734	2,829,271
BGC Group, Inc., Class A	8,368	76,735
Blackrock, Inc.	8,177	7,739,367
Blackstone, Inc.	26,381	3,687,536
Blue Owl Capital, Inc.	32,916	659,637
Carlyle Group, Inc.	19,560	852,620
Cboe Global Markets, Inc.	3,371	762,824
Charles Schwab Corp.	42,433	3,321,655
CME Group, Inc.	33,598	8,913,213
Cohen & Steers, Inc.	3,564	286,011
Evercore, Inc., Class A	1,433	286,199
FactSet Research Systems, Inc.	629	285,969

See Notes to Financial Statements.

82    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Total Dividend Fund (DTD) March 31, 2025
Investments	Shares	Value
Federated Hermes, Inc.	8,394	$342,223
Goldman Sachs Group, Inc.	12,191	6,659,821
Hamilton Lane, Inc., Class A	1,608	239,061
Houlihan Lokey, Inc.	2,289	369,673
Interactive Brokers Group, Inc., Class A	1,422	235,469
Intercontinental Exchange, Inc.	18,505	3,192,112
Jefferies Financial Group, Inc.	8,101	433,971
KKR & Co., Inc.	10,334	1,194,714
Lazard, Inc.	9,293	402,387
LPL Financial Holdings, Inc.	814	266,292
MarketAxess Holdings, Inc.	909	196,662
Moelis & Co., Class A	5,296	309,075
Moody’s Corp.	3,575	1,664,842
Morgan Stanley	90,974	10,613,937
Morningstar, Inc.	614	184,120
MSCI, Inc.	1,610	910,455
Nasdaq, Inc.	12,345	936,492
Northern Trust Corp.	16,360	1,613,914
Piper Sandler Cos.	374	92,625
PJT Partners, Inc., Class A(a)	258	35,573
Raymond James Financial, Inc.	4,697	652,460
S&P Global, Inc.	6,561	3,333,644
SEI Investments Co.	3,539	274,733
State Street Corp.	18,738	1,677,613
StepStone Group, Inc., Class A	3,395	177,321
Stifel Financial Corp.	3,540	333,680
T Rowe Price Group, Inc.	17,897	1,644,197
TPG, Inc.	4,703	223,063
Tradeweb Markets, Inc., Class A	1,746	259,211
Victory Capital Holdings, Inc., Class A	5,941	343,806
Virtu Financial, Inc., Class A	7,425	283,041
Virtus Investment Partners, Inc.	815	140,473
Total Capital Markets		71,562,453
Chemicals – 1.1%
Air Products & Chemicals, Inc.	9,199	2,712,969
Ashland, Inc.	1,653	98,006
Avient Corp.	5,266	195,685
Balchem Corp.	582	96,612
Cabot Corp.	2,427	201,781
CF Industries Holdings, Inc.	7,310	571,276
Corteva, Inc.	14,468	910,471
DuPont de Nemours, Inc.	14,065	1,050,374
Eastman Chemical Co.	7,130	628,224
Ecolab, Inc.	7,157	1,814,443
Element Solutions, Inc.	10,546	238,445
FMC Corp.	9,344	394,223
Huntsman Corp.	15,975	252,245
Innospec, Inc.	1,314	124,502
International Flavors & Fragrances, Inc.	8,721	676,837
NewMarket Corp.	600	339,870
Investments	Shares	Value
Olin Corp.	5,450	$132,108
PPG Industries, Inc.	14,233	1,556,379
Quaker Chemical Corp.	1,275	157,603
RPM International, Inc.	5,036	582,564
Scotts Miracle-Gro Co.	4,261	233,886
Sensient Technologies Corp.	2,500	186,075
Sherwin-Williams Co.	5,073	1,771,441
Stepan Co.	2,915	160,442
Total Chemicals		15,086,461
Commercial Services & Supplies – 0.6%
ABM Industries, Inc.	3,259	154,346
Brady Corp., Class A	2,594	183,240
Brink’s Co.	1,449	124,846
Cintas Corp.	8,346	1,715,353
Deluxe Corp.	5,833	92,220
Ennis, Inc.	7,957	159,856
HNI Corp.	3,977	176,380
Matthews International Corp., Class A	3,696	82,199
MillerKnoll, Inc.	6,632	126,936
MSA Safety, Inc.	1,444	211,820
Pitney Bowes, Inc.	16,956	153,452
Republic Services, Inc.	6,328	1,532,389
Rollins, Inc.	18,836	1,017,709
Steelcase, Inc., Class A	9,136	100,131
Tetra Tech, Inc.	3,416	99,918
Veralto Corp.	2,482	241,871
Waste Management, Inc.	10,474	2,424,836
Total Commercial Services & Supplies		8,597,502
Communications Equipment – 1.1%
Cisco Systems, Inc.	202,337	12,486,216
Juniper Networks, Inc.	15,771	570,753
Motorola Solutions, Inc.	4,161	1,821,727
Ubiquiti, Inc.	1,356	420,550
Total Communications Equipment		15,299,246
Construction & Engineering – 0.1%
AECOM	2,099	194,640
Argan, Inc.	500	65,585
Comfort Systems USA, Inc.	390	125,709
EMCOR Group, Inc.	361	133,436
Granite Construction, Inc.	590	44,486
Quanta Services, Inc.	1,809	459,812
Valmont Industries, Inc.	551	157,239
Total Construction & Engineering		1,180,907
Construction Materials – 0.1%
Eagle Materials, Inc.	589	130,717
Martin Marietta Materials, Inc.	783	374,376
Vulcan Materials Co.	1,902	443,736
Total Construction Materials		948,829

See Notes to Financial Statements.

WisdomTree Trust    83

Schedule of Investments (continued) WisdomTree U.S. Total Dividend Fund (DTD) March 31, 2025
Investments	Shares	Value
Consumer Finance – 0.6%
American Express Co.	12,703	$3,417,742
Bread Financial Holdings, Inc.	2,397	120,042
Capital One Financial Corp.	9,930	1,780,449
Discover Financial Services	7,807	1,332,655
FirstCash Holdings, Inc.	1,684	202,619
Navient Corp.	14,057	177,540
OneMain Holdings, Inc.	11,754	574,535
SLM Corp.	10,662	313,143
Synchrony Financial	12,071	639,039
Total Consumer Finance		8,557,764
Consumer Staples Distribution & Retail – 2.4%
Albertsons Cos., Inc., Class A	28,778	632,828
Andersons, Inc.	3,076	132,053
Casey’s General Stores, Inc.	631	273,879
Costco Wholesale Corp.	5,884	5,564,969
Kroger Co.	29,779	2,015,740
PriceSmart, Inc.	2,273	199,683
Sysco Corp.	34,688	2,602,988
Target Corp.	31,010	3,236,204
Walmart, Inc.	202,102	17,742,535
Weis Markets, Inc.(a)	1,801	138,767
Total Consumer Staples Distribution & Retail		32,539,646
Containers & Packaging – 0.4%
AptarGroup, Inc.	2,003	297,205
Avery Dennison Corp.	2,954	525,723
Ball Corp.	7,190	374,383
Berry Global Group, Inc.	3,239	226,115
Crown Holdings, Inc.	2,210	197,265
Graphic Packaging Holding Co.	13,318	345,735
Greif, Inc., Class A	4,068	223,699
International Paper Co.	21,305	1,136,622
Packaging Corp. of America	3,797	751,882
Pactiv Evergreen, Inc.	12,937	232,995
Sealed Air Corp.	4,935	142,622
Silgan Holdings, Inc.	3,857	197,170
Sonoco Products Co.	9,372	442,733
Total Containers & Packaging		5,094,149
Distributors – 0.0%
Pool Corp.	950	302,432
Diversified Consumer Services – 0.1%
ADT, Inc.	50,119	407,969
H&R Block, Inc.	11,630	638,603
Perdoceo Education Corp.	4,576	115,224
Service Corp. International	4,326	346,945
Strategic Education, Inc.	1,876	157,509
Total Diversified Consumer Services		1,666,250
Investments	Shares	Value
Diversified REITs – 0.1%
Alexander & Baldwin, Inc.	8,533	$147,024
Broadstone Net Lease, Inc.	10,727	182,788
Essential Properties Realty Trust, Inc.	3,728	121,682
WP Carey, Inc.	15,405	972,209
Total Diversified REITs		1,423,703
Diversified Telecommunication Services – 1.5%
AT&T, Inc.	669,111	18,922,459
Cogent Communications Holdings, Inc.	5,026	308,144
Iridium Communications, Inc.(a)	5,049	137,939
Total Diversified Telecommunication Services		19,368,542
Electric Utilities – 4.1%
Alliant Energy Corp.	14,590	938,867
American Electric Power Co., Inc.	51,470	5,624,127
Constellation Energy Corp.	3,416	688,768
Duke Energy Corp.	74,795	9,122,746
Edison International	37,163	2,189,644
Entergy Corp.	26,661	2,279,249
Evergy, Inc.	21,101	1,454,914
Eversource Energy	33,223	2,063,481
Exelon Corp.	75,856	3,495,444
FirstEnergy Corp.	43,472	1,757,138
IDACORP, Inc.	3,005	349,241
MGE Energy, Inc.	2,596	241,324
NextEra Energy, Inc.	104,876	7,434,660
NRG Energy, Inc.	10,264	979,801
OGE Energy Corp.	20,621	947,741
Otter Tail Corp.	2,856	229,537
PG&E Corp.	23,397	401,960
Pinnacle West Capital Corp.	10,851	1,033,558
Portland General Electric Co.	9,603	428,294
PPL Corp.	40,857	1,475,346
Southern Co.	103,350	9,503,032
TXNM Energy, Inc.	6,962	372,328
Xcel Energy, Inc.	32,539	2,303,436
Total Electric Utilities		55,314,636
Electrical Equipment – 0.4%
Acuity, Inc.	126	33,182
AMETEK, Inc.	2,920	502,649
Atkore, Inc.	1,367	82,006
Emerson Electric Co.	17,524	1,921,331
EnerSys	1,188	108,797
GE Vernova, Inc.	1,459	445,403
Hubbell, Inc.	1,323	437,794
Regal Rexnord Corp.	1,283	146,070
Rockwell Automation, Inc.	3,994	1,031,970
Vertiv Holdings Co., Class A	3,699	267,068
Total Electrical Equipment		4,976,270

See Notes to Financial Statements.

84    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Total Dividend Fund (DTD) March 31, 2025
Investments	Shares	Value
Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp., Class A	21,297	$1,396,870
Avnet, Inc.	5,463	262,716
Badger Meter, Inc.	475	90,369
CDW Corp.	3,750	600,975
Cognex Corp.	3,549	105,867
Corning, Inc.	38,355	1,755,892
Crane NXT Co.	1,989	102,234
Jabil, Inc.	1,462	198,934
Littelfuse, Inc.	749	147,358
Richardson Electronics Ltd.	4,719	52,664
TD SYNNEX Corp.	2,127	221,123
Vishay Intertechnology, Inc.	7,049	112,079
Total Electronic Equipment, Instruments & Components		5,047,081
Energy Equipment & Services – 0.3%
Archrock, Inc.	11,849	310,918
Atlas Energy Solutions, Inc.(a)	10,226	182,432
Baker Hughes Co.	37,591	1,652,125
Cactus, Inc., Class A	2,171	99,497
ChampionX Corp.	4,354	129,749
Halliburton Co.	43,087	1,093,117
Helmerich & Payne, Inc.	2,709	70,759
Kodiak Gas Services, Inc.	8,131	303,286
NOV, Inc.	15,419	234,677
Patterson-UTI Energy, Inc.	29,579	243,139
RPC, Inc.	19,267	105,969
Total Energy Equipment & Services		4,425,668
Entertainment – 0.2%
Electronic Arts, Inc.	3,305	477,638
Walt Disney Co.	22,144	2,185,613
Warner Music Group Corp., Class A	6,834	214,246
Total Entertainment		2,877,497
Financial Services – 2.2%
Apollo Global Management, Inc.	11,876	1,626,299
Cannae Holdings, Inc.	6,591	120,813
Enact Holdings, Inc.	10,629	369,358
Equitable Holdings, Inc.	13,877	722,853
Federal Agricultural Mortgage Corp., Class C	655	122,819
Fidelity National Information Services, Inc.	26,609	1,987,160
Global Payments, Inc.	4,002	391,876
HA Sustainable Infrastructure Capital, Inc.	11,972	350,061
Jack Henry & Associates, Inc.	2,108	384,921
Jackson Financial, Inc., Class A	4,778	400,301
Mastercard, Inc., Class A	13,290	7,284,515
MGIC Investment Corp.	18,128	449,212
PennyMac Financial Services, Inc.	1,506	150,766
Radian Group, Inc.	10,328	341,547
Investments	Shares	Value
TFS Financial Corp.	28,383	$351,665
Visa, Inc., Class A	36,614	12,831,742
Voya Financial, Inc.	4,212	285,405
Walker & Dunlop, Inc.	2,273	194,023
Western Union Co.	35,339	373,887
Total Financial Services		28,739,223
Food Products – 1.7%
Archer-Daniels-Midland Co.	35,040	1,682,271
Cal-Maine Foods, Inc.	3,974	361,237
Campbell Soup Co.	22,274	889,178
Conagra Brands, Inc.	42,255	1,126,941
Flowers Foods, Inc.	17,276	328,417
General Mills, Inc.	37,589	2,247,446
Hershey Co.	8,510	1,455,465
Hormel Foods Corp.	33,447	1,034,850
Ingredion, Inc.	4,366	590,327
J & J Snack Foods Corp.	1,260	165,967
J M Smucker Co.	7,854	929,992
Kellanova	19,031	1,569,867
Lancaster Colony Corp.	1,854	324,450
McCormick & Co., Inc., Non-Voting Shares	11,075	911,583
Mondelez International, Inc., Class A	111,567	7,569,821
Tyson Foods, Inc., Class A	18,325	1,169,318
WK Kellogg Co.(a)	9,641	192,145
Total Food Products		22,549,275
Gas Utilities – 0.4%
Atmos Energy Corp.	10,253	1,584,909
Chesapeake Utilities Corp.	1,432	183,912
MDU Resources Group, Inc.	17,982	304,076
National Fuel Gas Co.	9,149	724,509
New Jersey Resources Corp.	11,028	541,034
Northwest Natural Holding Co.	5,261	224,750
ONE Gas, Inc.(a)	4,542	343,330
Southwest Gas Holdings, Inc.	7,118	511,072
Spire, Inc.	7,299	571,147
UGI Corp.	21,565	713,154
Total Gas Utilities		5,701,893
Ground Transportation – 0.8%
CSX Corp.	49,907	1,468,763
JB Hunt Transport Services, Inc.	1,846	273,116
Landstar System, Inc.	918	137,884
Marten Transport Ltd.	12,518	171,747
Norfolk Southern Corp.	8,871	2,101,096
Old Dominion Freight Line, Inc.	2,595	429,343
Ryder System, Inc.	2,504	360,100
Schneider National, Inc., Class B	4,660	106,481
Union Pacific Corp.	26,273	6,206,733
Total Ground Transportation		11,255,263

See Notes to Financial Statements.

WisdomTree Trust    85

Schedule of Investments (continued) WisdomTree U.S. Total Dividend Fund (DTD) March 31, 2025
Investments	Shares	Value
Health Care Equipment & Supplies – 1.2%
Abbott Laboratories	62,749	$8,323,655
Baxter International, Inc.	20,687	708,116
Becton Dickinson & Co.	10,184	2,332,747
Dentsply Sirona, Inc.	11,267	168,329
Embecta Corp.	4,704	59,976
GE HealthCare Technologies, Inc.	4,813	388,457
ResMed, Inc.	2,401	537,464
Stryker Corp.	8,746	3,255,698
Zimmer Biomet Holdings, Inc.	2,750	311,245
Total Health Care Equipment & Supplies		16,085,687
Health Care Providers & Services – 1.6%
Cardinal Health, Inc.	7,721	1,063,722
Cencora, Inc.	3,586	997,231
Chemed Corp.	234	143,985
Cigna Group	8,988	2,957,052
Encompass Health Corp.	2,695	272,950
Ensign Group, Inc.	511	66,123
HCA Healthcare, Inc.	3,998	1,381,509
Labcorp Holdings, Inc.	1,906	443,602
McKesson Corp.	1,510	1,016,215
Patterson Cos., Inc.	8,467	264,509
Premier, Inc., Class A(a)	9,407	181,367
Quest Diagnostics, Inc.	4,034	682,553
Select Medical Holdings Corp.	9,174	153,206
UnitedHealth Group, Inc.	23,227	12,165,141
Universal Health Services, Inc., Class B	997	187,336
Total Health Care Providers & Services		21,976,501
Health Care REITs – 0.6%
Alexandria Real Estate Equities, Inc.	10,408	962,844
CareTrust REIT, Inc.	3,986	113,920
Healthcare Realty Trust, Inc.	23,929	404,400
Sabra Health Care REIT, Inc.	20,911	365,315
Ventas, Inc.	15,990	1,099,473
Welltower, Inc.	30,952	4,742,156
Total Health Care REITs		7,688,108
Hotel & Resort REITs – 0.1%
DiamondRock Hospitality Co.	18,463	142,534
Host Hotels & Resorts, Inc.	30,145	428,361
Ryman Hospitality Properties, Inc.	2,303	210,586
Total Hotel & Resort REITs		781,481
Hotels, Restaurants & Leisure – 1.8%
Aramark	5,776	199,388
Booking Holdings, Inc.	640	2,948,422
Boyd Gaming Corp.	2,682	176,556
Cheesecake Factory, Inc.(a)	4,657	226,610
Choice Hotels International, Inc.	435	57,759
Churchill Downs, Inc.	1,132	125,731
Investments	Shares	Value
Darden Restaurants, Inc.	7,575	$1,573,782
Domino’s Pizza, Inc.	914	419,937
Expedia Group, Inc.	1,845	310,145
Hilton Worldwide Holdings, Inc.	2,859	650,565
Hyatt Hotels Corp., Class A(a)	256	31,360
Las Vegas Sands Corp.	20,802	803,581
Marriott International, Inc., Class A	4,914	1,170,515
Marriott Vacations Worldwide Corp.	3,137	201,521
McDonald’s Corp.	31,842	9,946,486
Papa John’s International, Inc.	3,347	137,495
Red Rock Resorts, Inc., Class A	2,958	128,288
Texas Roadhouse, Inc.	2,725	454,067
Travel & Leisure Co.	7,927	366,941
Vail Resorts, Inc.	3,157	505,183
Wendy’s Co.	17,500	256,025
Wingstop, Inc.	264	59,553
Wyndham Hotels & Resorts, Inc.	3,600	325,836
Wynn Resorts Ltd.	2,341	195,474
Yum! Brands, Inc.	15,090	2,374,562
Total Hotels, Restaurants & Leisure		23,645,782
Household Durables – 0.2%
Century Communities, Inc.	2,772	186,001
Ethan Allen Interiors, Inc.	4,607	127,614
Installed Building Products, Inc.	307	52,638
KB Home	2,777	161,399
La-Z-Boy, Inc.	3,321	129,818
Meritage Homes Corp.	2,176	154,235
Newell Brands, Inc.	24,920	154,504
PulteGroup, Inc.	3,301	339,343
Somnigroup International, Inc.(a)	3,756	224,909
Toll Brothers, Inc.	800	84,472
Whirlpool Corp.(a)	5,235	471,831
Total Household Durables		2,086,764
Household Products – 2.2%
Church & Dwight Co., Inc.	5,414	596,027
Clorox Co.	10,624	1,564,384
Colgate-Palmolive Co.	49,052	4,596,172
Energizer Holdings, Inc.	6,650	198,968
Kimberly-Clark Corp.	32,380	4,605,084
Procter & Gamble Co.	102,238	17,423,400
Reynolds Consumer Products, Inc.	18,995	453,221
Spectrum Brands Holdings, Inc.	1,899	135,873
WD-40 Co.	651	158,844
Total Household Products		29,731,973
Independent Power & Renewable Electricity Producers – 0.1%
Clearway Energy, Inc., Class C	6,588	199,418
Vistra Corp.	3,795	445,685
Total Independent Power & Renewable Electricity Producers		645,103

See Notes to Financial Statements.

86    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Total Dividend Fund (DTD) March 31, 2025
Investments	Shares	Value
Independent Power and Renewable Electricity Producers – 0.0%
Clearway Energy, Inc., Class A	5,093	$144,947
Industrial Conglomerates – 0.6%
3M Co.	23,066	3,387,473
Honeywell International, Inc.	24,131	5,109,739
Total Industrial Conglomerates		8,497,212
Industrial REITs – 0.5%
Americold Realty Trust, Inc.	4,277	91,784
EastGroup Properties, Inc.	2,123	373,967
Innovative Industrial Properties, Inc.	1,721	93,089
Lineage, Inc.	3,336	195,590
Prologis, Inc.	54,239	6,063,378
Rexford Industrial Realty, Inc.	6,762	264,732
Total Industrial REITs		7,082,540
Insurance – 3.0%
Aflac, Inc.	20,558	2,285,844
Allstate Corp.	13,324	2,759,001
American Financial Group, Inc.	7,738	1,016,309
American International Group, Inc.	26,076	2,267,047
AMERISAFE, Inc.	2,237	117,554
Arthur J Gallagher & Co.	3,221	1,112,018
Assurant, Inc.	1,912	401,042
Brown & Brown, Inc.	4,747	590,527
Cincinnati Financial Corp.	8,825	1,303,629
CNA Financial Corp.	24,679	1,253,446
CNO Financial Group, Inc.	5,357	223,119
Employers Holdings, Inc.	4,160	210,662
Erie Indemnity Co., Class A	1,553	650,785
F&G Annuities & Life, Inc.	4,798	172,968
Fidelity National Financial, Inc.	16,139	1,050,326
First American Financial Corp.	6,601	433,224
Globe Life, Inc.	1,296	170,709
Hanover Insurance Group, Inc.	2,230	387,909
Hartford Insurance Group, Inc.	14,696	1,818,336
Horace Mann Educators Corp.	5,591	238,903
Kemper Corp.	4,101	274,152
Kinsale Capital Group, Inc.	260	126,545
Lincoln National Corp.	18,195	653,382
Loews Corp.	2,199	202,110
Marsh & McLennan Cos., Inc.	19,541	4,768,590
Mercury General Corp.	3,341	186,762
MetLife, Inc.	34,482	2,768,560
Old Republic International Corp.	22,496	882,293
Primerica, Inc.	1,436	408,585
Principal Financial Group, Inc.	15,728	1,326,971
Progressive Corp.	6,522	1,845,791
Prudential Financial, Inc.	28,487	3,181,428
Reinsurance Group of America, Inc.	2,358	464,290
RLI Corp.	1,884	151,342
Ryan Specialty Holdings, Inc.	1,567	115,754
Investments	Shares	Value
Safety Insurance Group, Inc.	1,874	$147,821
Selective Insurance Group, Inc.	2,211	202,395
Stewart Information Services Corp.	2,499	178,304
Travelers Cos., Inc.	10,151	2,684,534
Unum Group	11,378	926,852
WR Berkley Corp.	6,716	477,911
Total Insurance		40,437,730
Interactive Media & Services – 2.2%
Alphabet, Inc., Class A	57,919	8,956,594
Alphabet, Inc., Class C	53,903	8,421,266
Meta Platforms, Inc., Class A	21,612	12,456,292
Shutterstock, Inc.	2,537	47,264
Total Interactive Media & Services		29,881,416
IT Services – 1.0%
Cognizant Technology Solutions Corp., Class A	13,562	1,037,493
International Business Machines Corp.	48,670	12,102,282
Total IT Services		13,139,775
Leisure Products – 0.1%
Acushnet Holdings Corp.	2,708	185,931
Brunswick Corp.	3,241	174,528
Hasbro, Inc.	10,894	669,872
Polaris, Inc.	3,171	129,821
Total Leisure Products		1,160,152
Life Sciences Tools & Services – 0.4%
Agilent Technologies, Inc.	4,239	495,878
Bio-Techne Corp.	2,303	135,025
Bruker Corp.	1,384	57,768
Danaher Corp.	7,452	1,527,660
Revvity, Inc.	1,807	191,181
Thermo Fisher Scientific, Inc.	3,997	1,988,907
West Pharmaceutical Services, Inc.	921	206,194
Total Life Sciences Tools & Services		4,602,613
Machinery – 2.2%
AGCO Corp.	5,102	472,292
Albany International Corp., Class A	1,754	121,096
Allison Transmission Holdings, Inc.	2,800	267,876
Caterpillar, Inc.	19,275	6,356,895
Crane Co.	510	78,122
Cummins, Inc.	5,204	1,631,142
Deere & Co.	6,622	3,108,036
Donaldson Co., Inc.	5,081	340,732
Dover Corp.	3,797	667,057
Esab Corp.	317	36,931
Federal Signal Corp.	716	52,662
Flowserve Corp.	6,372	311,208
Fortive Corp.	4,095	299,672
Franklin Electric Co., Inc.	1,969	184,850
Graco, Inc.	3,756	313,664
See Notes to Financial Statements.

WisdomTree Trust    87

Schedule of Investments (continued) WisdomTree U.S. Total Dividend Fund (DTD) March 31, 2025
Investments	Shares	Value
Greenbrier Cos., Inc.(a)	2,051	$105,052
IDEX Corp.	1,633	295,524
Illinois Tool Works, Inc.	18,098	4,488,485
Ingersoll Rand, Inc.	4,912	393,107
ITT, Inc.	2,403	310,371
Kennametal, Inc.	7,096	151,145
Lincoln Electric Holdings, Inc.	1,869	353,540
Mueller Industries, Inc.	3,016	229,638
Mueller Water Products, Inc., Class A	7,953	202,165
Nordson Corp.	1,269	255,983
Oshkosh Corp.	2,301	216,478
Otis Worldwide Corp.	16,959	1,750,169
PACCAR, Inc.	10,730	1,044,780
Parker-Hannifin Corp.	3,530	2,145,711
Snap-on, Inc.	2,584	870,834
Stanley Black & Decker, Inc.	11,184	859,826
Tennant Co.	1,791	142,832
Timken Co.	3,366	241,914
Toro Co.	2,918	212,284
Trinity Industries, Inc.	6,843	192,015
Watts Water Technologies, Inc., Class A	609	124,187
Westinghouse Air Brake Technologies Corp.	2,297	416,561
Worthington Enterprises, Inc.	3,384	169,505
Xylem, Inc.	4,858	580,337
Total Machinery		29,994,678
Marine Transportation – 0.0%
Matson, Inc.	1,103	141,372
Media – 0.9%
Comcast Corp., Class A	213,134	7,864,645
Fox Corp., Class A	6,225	352,335
Fox Corp., Class B	10,057	530,104
Gray Media, Inc.	14,924	64,472
Interpublic Group of Cos., Inc.	30,540	829,466
John Wiley & Sons, Inc., Class A	3,753	167,234
New York Times Co., Class A	5,178	256,829
News Corp., Class B	1,315	39,936
News Corp., Class A	7,603	206,954
Nexstar Media Group, Inc.	2,573	461,133
Omnicom Group, Inc.	10,487	869,477
Paramount Global, Class B	27,542	329,402
Sinclair, Inc.	6,020	95,899
TEGNA, Inc.	12,692	231,248
Total Media		12,299,134
Metals & Mining – 0.2%
Alcoa Corp.	5,729	174,734
Carpenter Technology Corp.	619	112,150
Commercial Metals Co.	3,651	167,983
Hecla Mining Co.	18,791	104,478
Kaiser Aluminum Corp.	1,906	115,542
Reliance, Inc.	1,744	503,580
Royal Gold, Inc.	2,263	370,023
Investments	Shares	Value
Steel Dynamics, Inc.	4,297	$537,469
SunCoke Energy, Inc.	10,102	92,938
Total Metals & Mining		2,178,897
Multi-Utilities – 1.9%
Ameren Corp.	15,118	1,517,847
Avista Corp.	9,521	398,644
Black Hills Corp.	6,755	409,691
CenterPoint Energy, Inc.	31,953	1,157,657
CMS Energy Corp.	25,014	1,878,802
Consolidated Edison, Inc.	33,111	3,661,745
Dominion Energy, Inc.	77,547	4,348,060
DTE Energy Co.	13,995	1,935,089
NiSource, Inc.	23,472	940,992
Northwestern Energy Group, Inc.	7,207	417,069
Public Service Enterprise Group, Inc.	36,602	3,012,345
Sempra	32,149	2,294,153
Unitil Corp.	2,506	144,571
WEC Energy Group, Inc.	29,873	3,255,560
Total Multi-Utilities		25,372,225
Office REITs – 0.0%
BXP, Inc.	8,459	568,360
Oil, Gas & Consumable Fuels – 8.0%
Antero Midstream Corp.	51,726	931,068
APA Corp.	26,905	565,543
California Resources Corp.	5,346	235,064
Cheniere Energy, Inc.	4,196	970,954
Chevron Corp.	141,289	23,636,237
Chord Energy Corp.	4,838	545,339
Civitas Resources, Inc.	7,212	251,627
ConocoPhillips	75,682	7,948,124
Coterra Energy, Inc.	47,479	1,372,143
Crescent Energy Co., Class A	15,898	178,694
DT Midstream, Inc.	7,518	725,337
EOG Resources, Inc.	31,328	4,017,503
Expand Energy Corp.	9,850	1,096,502
Exxon Mobil Corp.	286,813	34,110,670
Hess Corp.	8,569	1,368,726
Kinder Morgan, Inc.	174,927	4,990,667
Kinetik Holdings, Inc.	5,183	269,205
Magnolia Oil & Gas Corp., Class A(a)	9,215	232,771
Marathon Petroleum Corp.	15,862	2,310,935
Matador Resources Co.	3,707	189,391
Murphy Oil Corp.(a)	11,906	338,130
Northern Oil & Gas, Inc.	9,567	289,210
Occidental Petroleum Corp.	31,334	1,546,646
ONEOK, Inc.	40,957	4,063,754
Ovintiv, Inc.	14,914	638,319
Permian Resources Corp.	64,534	893,796
Phillips 66	28,490	3,517,945
Range Resources Corp.	6,259	249,922
Riley Exploration Permian, Inc.	3,307	96,465

See Notes to Financial Statements.

88    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Total Dividend Fund (DTD) March 31, 2025
Investments	Shares	Value
SM Energy Co.	5,198	$155,680
Targa Resources Corp.	9,239	1,852,142
Texas Pacific Land Corp.	309	409,422
Valero Energy Corp.	19,114	2,524,386
Williams Cos., Inc.	77,837	4,651,539
World Kinect Corp.	5,164	146,451
Total Oil, Gas & Consumable Fuels		107,320,307
Paper & Forest Products – 0.0%
Louisiana-Pacific Corp.	2,122	195,181
Sylvamo Corp.	2,455	164,657
Total Paper & Forest Products		359,838
Passenger Airlines – 0.0%
Delta Air Lines, Inc.	10,905	475,458
Personal Care Products – 0.3%
Edgewell Personal Care Co.	5,940	185,388
Inter Parfums, Inc.	1,669	190,049
Kenvue, Inc.	129,036	3,094,283
Total Personal Care Products		3,469,720
Pharmaceuticals – 5.4%
Bristol-Myers Squibb Co.	156,179	9,525,357
Eli Lilly & Co.	11,321	9,350,127
Johnson & Johnson	223,707	37,099,569
Merck & Co., Inc.	151,800	13,625,568
Organon & Co.	23,074	343,572
Viatris, Inc.	81,996	714,185
Zoetis, Inc.	8,527	1,403,971
Total Pharmaceuticals		72,062,349
Professional Services – 1.3%
Alight, Inc., Class A	30,681	181,938
Automatic Data Processing, Inc.	23,280	7,112,738
Booz Allen Hamilton Holding Corp.	3,491	365,089
Broadridge Financial Solutions, Inc.	4,759	1,153,867
CSG Systems International, Inc.	3,250	196,528
Dun & Bradstreet Holdings, Inc.	15,051	134,556
Equifax, Inc.	1,551	377,762
Exponent, Inc.	1,729	140,153
Insperity, Inc.	3,048	271,973
Jacobs Solutions, Inc.	2,875	347,559
KBR, Inc.	2,610	130,004
Kforce, Inc.	3,637	177,813
Korn Ferry	2,407	163,267
Leidos Holdings, Inc.	2,769	373,649
ManpowerGroup, Inc.	4,287	248,132
Maximus, Inc.	3,764	256,667
Paychex, Inc.	27,488	4,240,849
Paycom Software, Inc.	719	157,087
Robert Half, Inc.	4,504	245,693
Science Applications International Corp.	1,675	188,052
SS&C Technologies Holdings, Inc.	6,399	534,508
TransUnion	1,881	156,104
Investments	Shares	Value
TriNet Group, Inc.	1,386	$109,827
Verisk Analytics, Inc.	2,062	613,692
Total Professional Services		17,877,507
Residential REITs – 0.8%
American Homes 4 Rent, Class A	17,739	670,712
AvalonBay Communities, Inc.	9,816	2,106,710
Camden Property Trust	2,918	356,871
Equity LifeStyle Properties, Inc.	8,479	565,549
Equity Residential	32,418	2,320,481
Essex Property Trust, Inc.	4,286	1,313,959
Invitation Homes, Inc.	23,893	832,671
Mid-America Apartment Communities, Inc.	5,228	876,108
Sun Communities, Inc.	3,139	403,801
UDR, Inc.	14,235	642,995
Total Residential REITs		10,089,857
Retail REITs – 1.0%
Agree Realty Corp.	5,476	422,692
Brixmor Property Group, Inc.	18,618	494,308
Federal Realty Investment Trust	3,943	385,704
InvenTrust Properties Corp.	5,368	157,658
Kimco Realty Corp.	30,288	643,317
NNN REIT, Inc.	16,346	697,157
Realty Income Corp.	81,530	4,729,555
Regency Centers Corp.	7,473	551,209
Simon Property Group, Inc.	31,318	5,201,294
Urban Edge Properties	7,969	151,411
Total Retail REITs		13,434,305
Semiconductors & Semiconductor Equipment – 3.6%
Amkor Technology, Inc.	6,934	125,228
Applied Materials, Inc.	13,513	1,961,007
KLA Corp.	2,522	1,714,456
Lam Research Corp.	28,605	2,079,583
MKS Instruments, Inc.	1,646	131,927
Monolithic Power Systems, Inc.	805	466,884
NVIDIA Corp.	237,927	25,786,528
Power Integrations, Inc.	2,588	130,694
Qualcomm, Inc.	42,838	6,580,345
Skyworks Solutions, Inc.	9,732	628,979
Teradyne, Inc.	1,545	127,617
Texas Instruments, Inc.	46,808	8,411,398
Universal Display Corp.	1,034	144,222
Total Semiconductors & Semiconductor Equipment		48,288,868
Software – 3.9%
Bentley Systems, Inc., Class B	3,822	150,357
Clear Secure, Inc., Class A	3,878	100,479
Dolby Laboratories, Inc., Class A	2,053	164,876
Gen Digital, Inc.	19,091	506,675
InterDigital, Inc.	1,050	217,088
Intuit, Inc.	3,311	2,032,921

See Notes to Financial Statements.

WisdomTree Trust    89

Schedule of Investments (continued) WisdomTree U.S. Total Dividend Fund (DTD) March 31, 2025
Investments	Shares	Value
Microsoft Corp.	104,864	$39,364,897
Oracle Corp.	44,580	6,232,730
Pegasystems, Inc.	605	42,060
Roper Technologies, Inc.	1,197	705,727
Salesforce, Inc.	9,132	2,450,664
Total Software		51,968,474
Specialized REITs – 1.9%
American Tower Corp.	24,968	5,433,037
CubeSmart	16,213	692,457
Digital Realty Trust, Inc.	13,468	1,929,830
EPR Properties	7,401	389,367
Equinix, Inc.	2,624	2,139,478
Extra Space Storage, Inc.	12,814	1,902,751
Four Corners Property Trust, Inc.	5,701	163,619
Gaming & Leisure Properties, Inc.	27,378	1,393,540
Iron Mountain, Inc.	9,877	849,817
Lamar Advertising Co., Class A	7,032	800,101
Outfront Media, Inc.	7,736	124,859
Public Storage	16,176	4,841,315
SBA Communications Corp.	1,613	354,876
VICI Properties, Inc.	101,355	3,306,200
Weyerhaeuser Co.	20,809	609,287
Total Specialized REITs		24,930,534
Specialty Retail – 2.2%
Academy Sports & Outdoors, Inc.	2,604	118,768
Bath & Body Works, Inc.	8,796	266,695
Best Buy Co., Inc.	19,721	1,451,663
Buckle, Inc.	4,826	184,932
Camping World Holdings, Inc., Class A	7,416	119,843
Dick’s Sporting Goods, Inc.	2,147	432,749
Gap, Inc.	17,569	362,097
Home Depot, Inc.	39,628	14,523,266
Lithia Motors, Inc.	420	123,287
Lowe’s Cos., Inc.	18,293	4,266,476
Murphy USA, Inc.	225	105,707
Penske Automotive Group, Inc.	3,578	515,160
Ross Stores, Inc.	5,901	754,089
Sonic Automotive, Inc., Class A	1,909	108,737
TJX Cos., Inc.	38,560	4,696,608
Tractor Supply Co.	16,173	891,132
Upbound Group, Inc.	5,750	137,770
Williams-Sonoma, Inc.	3,209	507,343
Winmark Corp.(a)	179	56,899
Total Specialty Retail		29,623,221
Technology Hardware, Storage & Peripherals – 3.1%
Apple, Inc.	176,260	39,152,634
HP, Inc.	58,767	1,627,258
NetApp, Inc.	6,899	606,008
Total Technology Hardware, Storage & Peripherals		41,385,900
Investments	Shares	Value
Textiles, Apparel & Luxury Goods – 0.4%
Carter’s, Inc.	3,300	$134,970
Columbia Sportswear Co.	2,427	183,699
Kontoor Brands, Inc.	3,822	245,105
Levi Strauss & Co., Class A	7,373	114,945
NIKE, Inc., Class B	46,437	2,947,821
PVH Corp.	2,001	129,345
Ralph Lauren Corp.	1,809	399,319
Steven Madden Ltd.	4,322	115,138
Tapestry, Inc.	9,826	691,849
VF Corp.	13,407	208,076
Total Textiles, Apparel & Luxury Goods		5,170,267
Tobacco – 2.6%
Altria Group, Inc.	165,527	9,934,930
Philip Morris International, Inc.	152,334	24,179,976
Universal Corp.	3,055	171,233
Total Tobacco		34,286,139
Trading Companies & Distributors – 0.5%
Air Lease Corp.	4,859	234,738
Applied Industrial Technologies, Inc.	868	195,595
Boise Cascade Co.	282	27,661
Fastenal Co.	21,555	1,671,590
Ferguson Enterprises, Inc.	5,139	823,422
GATX Corp.	1,266	196,572
Global Industrial Co.	5,393	120,803
H&E Equipment Services, Inc.(a)	1,785	169,200
Herc Holdings, Inc.	758	101,777
McGrath RentCorp	1,399	155,849
MSC Industrial Direct Co., Inc., Class A	5,165	401,166
Rush Enterprises, Inc., Class A	2,676	142,925
United Rentals, Inc.	971	608,526
Watsco, Inc.	1,444	733,985
WESCO International, Inc.	794	123,308
WW Grainger, Inc.	1,026	1,013,514
Total Trading Companies & Distributors		6,720,631
Water Utilities – 0.2%
American States Water Co.	3,519	276,875
American Water Works Co., Inc.	8,614	1,270,737
California Water Service Group	5,448	264,010
Essential Utilities, Inc.	17,408	688,138
SJW Group	3,443	188,298
Total Water Utilities		2,688,058
Wireless Telecommunication Services – 1.0%
T-Mobile U.S., Inc.	48,800	13,015,448
Total United States		1,335,620,617

See Notes to Financial Statements.

90    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree U.S. Total Dividend Fund (DTD) March 31, 2025
Investments	Shares	Value
Puerto Rico – 0.1%
Banks – 0.1%
First BanCorp	17,710	$339,501
OFG Bancorp	4,726	189,134
Popular, Inc.	4,380	404,581
Total Puerto Rico		933,216
TOTAL COMMON STOCKS (Cost: $1,007,509,063)		1,336,553,833
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(b) (Cost: $1,896,757)	1,896,757	1,896,757
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
United States – 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(b) (Cost: $1,962,660)	1,962,660	$1,962,660
TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $1,011,368,480)		1,340,413,250
Other Liabilities less Assets – (0.1)%		(672,651)
NET ASSETS – 100.0%		$1,339,740,599

(a)   Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,587,689 and the total market value of the collateral held by the Fund was $2,637,818. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $675,158.

(b)  Rate shown represents annualized 7-day yield as of March 31, 2025.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,336,553,833	$—	$—	$1,336,553,833
Mutual Fund	—	1,896,757	—	1,896,757
Investment of Cash Collateral for Securities Loaned	—	1,962,660	—	1,962,660
Total Investments in Securities	$1,336,553,833	$3,859,417	$—	$1,340,413,250

See Notes to Financial Statements.

WisdomTree Trust    91

Schedule of Investments WisdomTree U.S. Value Fund (WTV) March 31, 2025
Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 98.8%
Aerospace & Defense – 0.5%
Lockheed Martin Corp.	4,617	$2,062,460
Northrop Grumman Corp.	4,515	2,311,725
Total Aerospace & Defense		4,374,185
Automobiles – 1.5%
General Motors Co.	257,952	12,131,483
Banks – 6.0%
Bank of America Corp.	81,976	3,420,858
Fifth Third Bancorp	111,206	4,359,275
First Citizens BancShares, Inc., Class A	2,783	5,160,016
First Horizon Corp.	447,871	8,697,655
JPMorgan Chase & Co.	12,166	2,984,320
Regions Financial Corp.	216,496	4,704,458
Synovus Financial Corp.	112,173	5,242,966
Truist Financial Corp.	139,298	5,732,113
Wells Fargo & Co.	132,282	9,496,525
Total Banks		49,798,186
Beverages – 3.4%
Brown-Forman Corp., Class B	112,825	3,829,281
Coca-Cola Consolidated, Inc.	5,187	7,002,450
Constellation Brands, Inc., Class A	18,988	3,484,678
Keurig Dr. Pepper, Inc.	115,669	3,958,193
Molson Coors Beverage Co., Class B	76,107	4,632,633
Monster Beverage Corp.*	91,389	5,348,084
Total Beverages		28,255,319
Biotechnology – 3.9%
Exelixis, Inc.*	127,637	4,712,358
Incyte Corp.*	197,825	11,978,304
Roivant Sciences Ltd.*(a)	742,360	7,490,412
United Therapeutics Corp.*	25,967	8,004,847
Total Biotechnology		32,185,921
Broadline Retail – 0.9%
eBay, Inc.	114,668	7,766,464
Building Products – 2.8%
AO Smith Corp.	33,136	2,165,769
Carlisle Cos., Inc.	31,340	10,671,270
Johnson Controls International PLC	44,383	3,555,522
Masco Corp.	30,949	2,152,193
Owens Corning	29,114	4,158,062
Total Building Products		22,702,816
Capital Markets – 3.9%
Ameriprise Financial, Inc.	17,762	8,598,762
Bank of New York Mellon Corp.	123,451	10,353,835
Morgan Stanley	78,265	9,131,178
Northern Trust Corp.	39,049	3,852,184
Total Capital Markets		31,935,959
Investments	Shares	Value
Chemicals – 2.0%
CF Industries Holdings, Inc.	104,121	$8,137,056
Eastman Chemical Co.	39,100	3,445,101
PPG Industries, Inc.	41,633	4,552,569
Total Chemicals		16,134,726
Communications Equipment – 0.5%
Cisco Systems, Inc.	71,682	4,423,496
Construction Materials – 0.4%
Eagle Materials, Inc.	15,704	3,485,189
Consumer Finance – 1.0%
Synchrony Financial	150,849	7,985,946
Consumer Staples Distribution & Retail – 2.1%
Maplebear, Inc.*	111,383	4,443,068
Sysco Corp.	44,582	3,345,433
Target Corp.	43,318	4,520,666
U.S. Foods Holding Corp.*	72,402	4,739,435
Total Consumer Staples Distribution & Retail		17,048,602
Containers & Packaging – 0.2%
Graphic Packaging Holding Co.	79,595	2,066,286
Diversified Consumer Services – 1.2%
ADT, Inc.	617,739	5,028,395
H&R Block, Inc.	86,561	4,753,065
Total Diversified Consumer Services		9,781,460
Electric Utilities – 1.2%
NRG Energy, Inc.	98,584	9,410,829
Pinnacle West Capital Corp.	4,064	387,096
Total Electric Utilities		9,797,925
Electronic Equipment, Instruments & Components – 3.2%
Flex Ltd.*	220,582	7,296,853
Jabil, Inc.	113,392	15,429,249
TD SYNNEX Corp.	33,661	3,499,398
Total Electronic Equipment, Instruments & Components		26,225,500
Energy Equipment & Services – 0.8%
Halliburton Co.	93,932	2,383,055
Schlumberger NV	109,267	4,567,360
Total Energy Equipment & Services		6,950,415
Entertainment – 0.5%
Electronic Arts, Inc.	27,358	3,953,778
Financial Services – 5.7%
Corebridge Financial, Inc.	239,297	7,554,606
Equitable Holdings, Inc.	211,634	11,024,015
Fidelity National Information Services, Inc.	60,322	4,504,847
Fiserv, Inc.*	27,192	6,004,809
Global Payments, Inc.	24,266	2,376,127
PayPal Holdings, Inc.*	113,428	7,401,177
Voya Financial, Inc.	121,664	8,243,953
Total Financial Services		47,109,534

See Notes to Financial Statements.

92    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Value Fund (WTV) March 31, 2025
Investments	Shares	Value
Food Products – 2.2%
General Mills, Inc.	58,277	$3,484,382
Hershey Co.	11,344	1,940,164
Ingredion, Inc.	30,583	4,135,128
Kraft Heinz Co.	200,091	6,088,769
Mondelez International, Inc., Class A	41,312	2,803,019
Total Food Products		18,451,462
Gas Utilities – 0.4%
National Fuel Gas Co.	44,802	3,547,870
Ground Transportation – 1.5%
CSX Corp.	134,477	3,957,658
JB Hunt Transport Services, Inc.	22,611	3,345,297
Ryder System, Inc.	33,791	4,859,484
Total Ground Transportation		12,162,439
Health Care Equipment & Supplies – 2.1%
Hologic, Inc.*	51,596	3,187,085
IDEXX Laboratories, Inc.*	4,010	1,683,999
Medtronic PLC	54,878	4,931,337
Zimmer Biomet Holdings, Inc.	67,150	7,600,037
Total Health Care Equipment & Supplies		17,402,458
Health Care Providers & Services – 3.8%
Cardinal Health, Inc.	22,549	3,106,576
Cencora, Inc.	19,816	5,510,631
Chemed Corp.	5,059	3,112,904
DaVita, Inc.*	29,009	4,437,507
HCA Healthcare, Inc.	17,058	5,894,392
Henry Schein, Inc.*	46,940	3,214,920
Tenet Healthcare Corp.*	13,820	1,858,790
Universal Health Services, Inc., Class B	23,834	4,478,409
Total Health Care Providers & Services		31,614,129
Hotel & Resort REITs – 0.3%
Host Hotels & Resorts, Inc.	170,170	2,418,116
Hotels, Restaurants & Leisure – 3.4%
Booking Holdings, Inc.	1,109	5,109,063
Darden Restaurants, Inc.	11,876	2,467,358
Expedia Group, Inc.	53,340	8,966,454
Hilton Worldwide Holdings, Inc.	12,313	2,801,823
Las Vegas Sands Corp.	55,582	2,147,133
Marriott International, Inc., Class A	14,854	3,538,223
Wynn Resorts Ltd.	32,976	2,753,496
Total Hotels, Restaurants & Leisure		27,783,550
Household Durables – 1.0%
NVR, Inc.*	362	2,622,469
Toll Brothers, Inc.	26,426	2,790,322
TopBuild Corp.*	9,836	2,999,488
Total Household Durables		8,412,279
Household Products – 0.7%
Clorox Co.	22,865	3,366,871
Kimberly-Clark Corp.	14,517	2,064,608
Total Household Products		5,431,479
Independent Power and Renewable Electricity Producers – 1.0%
Talen Energy Corp.*	40,100	8,006,767
Investments	Shares	Value
Insurance – 9.7%
Aflac, Inc.	87,475	$9,726,345
American International Group, Inc.	78,236	6,801,838
Globe Life, Inc.	37,604	4,953,199
Hartford Insurance Group, Inc.	81,557	10,091,047
MetLife, Inc.	115,373	9,263,298
Old Republic International Corp.	259,912	10,193,749
Primerica, Inc.	17,230	4,902,452
Principal Financial Group, Inc.	59,642	5,031,995
Prudential Financial, Inc.	77,535	8,659,109
Unum Group	129,095	10,516,079
Total Insurance		80,139,111
Interactive Media & Services – 1.8%
Alphabet, Inc., Class A	36,782	5,687,969
Match Group, Inc.	249,567	7,786,490
Meta Platforms, Inc., Class A	2,908	1,676,055
Total Interactive Media & Services		15,150,514
IT Services – 1.0%
Twilio, Inc., Class A*	58,722	5,749,471
VeriSign, Inc.*	10,825	2,748,143
Total IT Services		8,497,614
Life Sciences Tools & Services – 0.9%
Agilent Technologies, Inc.	24,871	2,909,410
IQVIA Holdings, Inc.*	17,102	3,015,083
Medpace Holdings, Inc.*	3,695	1,125,829
Total Life Sciences Tools & Services		7,050,322
Machinery – 1.4%
Caterpillar, Inc.	23,630	7,793,174
Toro Co.	48,698	3,542,779
Total Machinery		11,335,953
Media – 2.9%
Comcast Corp., Class A	205,974	7,600,441
Fox Corp., Class A	215,390	12,191,074
Omnicom Group, Inc.	52,789	4,376,736
Total Media		24,168,251
Metals & Mining – 1.9%
Newmont Corp.	89,869	4,338,875
Reliance, Inc.	10,251	2,959,976
Steel Dynamics, Inc.	69,695	8,717,451
Total Metals & Mining		16,016,302
Oil, Gas & Consumable Fuels – 7.5%
Cheniere Energy, Inc.	30,732	7,111,385
Chevron Corp.	64,522	10,793,885
Chord Energy Corp.	78,565	8,855,847
ConocoPhillips	73,661	7,735,878
Coterra Energy, Inc.	168,495	4,869,506
EOG Resources, Inc.	31,660	4,060,078
Exxon Mobil Corp.	65,661	7,809,063
Kinder Morgan, Inc.	223,774	6,384,272
See Notes to Financial Statements.

WisdomTree Trust    93

Schedule of Investments (concluded) WisdomTree U.S. Value Fund (WTV) March 31, 2025
Investments	Shares	Value
Ovintiv, Inc.	104,901	$4,489,763
Total Oil, Gas & Consumable Fuels		62,109,677
Pharmaceuticals – 1.7%
Bristol-Myers Squibb Co.	87,486	5,335,771
Johnson & Johnson	16,077	2,666,209
Merck & Co., Inc.	32,730	2,937,845
Zoetis, Inc.	16,866	2,776,987
Total Pharmaceuticals		13,716,812
Professional Services – 0.5%
Leidos Holdings, Inc.	28,979	3,910,426
Retail REITs – 0.8%
Regency Centers Corp.	88,710	6,543,250
Semiconductors & Semiconductor Equipment – 1.2%
Lam Research Corp.	68,868	5,006,703
Qualcomm, Inc.	32,647	5,014,906
Total Semiconductors & Semiconductor Equipment		10,021,609
Software – 1.4%
Adobe, Inc.*	7,850	3,010,710
Gen Digital, Inc.	165,122	4,382,338
Zoom Communications, Inc., Class A*	57,026	4,206,808
Total Software		11,599,856
Specialty Retail – 2.3%
AutoNation, Inc.*	31,504	5,101,127
Best Buy Co., Inc.	61,721	4,543,283
Murphy USA, Inc.	6,091	2,861,613
Ulta Beauty, Inc.*	3,826	1,402,382
Williams-Sonoma, Inc.	32,158	5,084,180
Total Specialty Retail		18,992,585
Technology Hardware, Storage & Peripherals – 1.6%
Apple, Inc.	16,608	3,689,135
HP, Inc.	91,009	2,520,039
NetApp, Inc.	76,592	6,727,841
Total Technology Hardware, Storage & Peripherals		12,937,015
Investments	Shares	Value
Textiles, Apparel & Luxury Goods – 1.3%
Ralph Lauren Corp.	17,721	$3,911,734
Tapestry, Inc.	97,723	6,880,676
Total Textiles, Apparel & Luxury Goods		10,792,410
Tobacco – 1.9%
Altria Group, Inc.	261,746	15,709,995
Trading Companies & Distributors – 0.4%
WESCO International, Inc.	20,232	3,142,030
Wireless Telecommunication Services – 0.5%
T-Mobile U.S., Inc.	14,406	3,842,224
Total United States		815,019,695
Bermuda – 0.6%
Insurance – 0.6%
RenaissanceRe Holdings Ltd.	19,975	4,794,000
Switzerland – 0.5%
Electronic Equipment, Instruments & Components – 0.5%
TE Connectivity PLC	29,735	4,202,150
TOTAL COMMON STOCKS (Cost: $818,063,267)		824,015,845
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(b)
(Cost: $262,772)	262,772	262,772
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $818,326,039)		824,278,617
Other Assets less Liabilities – 0.1%		1,043,726
NET ASSETS – 100.0%		$825,322,343

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2025 (See Note 2). At March 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,417,291 and the total market value of the collateral held by the Fund was $3,598,621, which was entirely composed of non-cash U.S. Government securities.

(b)  Rate shown represents annualized 7-day yield as of March 31, 2025.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$824,015,845	$—	$—	$824,015,845
Mutual Fund	—	262,772	—	262,772
Total Investments in Securities	$824,015,845	$262,772	$—	$824,278,617

See Notes to Financial Statements.

94    WisdomTree Trust

Statements of Assets and Liabilities WisdomTree Trust March 31, 2025
	WisdomTree U.S. AI Enhanced Value Fund	WisdomTree U.S. High Dividend Fund	WisdomTree U.S. LargeCap Dividend Fund	WisdomTree U.S. LargeCap Fund
ASSETS:
Investments in securities, at cost	$374,600,767	$1,095,262,222	$3,625,571,745	$821,550,298
Investments in affiliates, at cost (Note 3)	—	1,268,530	2,078,182	917,483
Investments in securities, at value[1,2] (Note 2)	389,904,588	1,235,256,316	4,688,857,534	1,038,133,835
Investments in affiliates, at value (Note 3)	—	1,239,126	2,242,015	1,011,035
Cash	1	—	—	1
Receivables:
Dividends	641,368	2,830,671	5,379,384	684,530
Securities lending	317	954	2,595	856
Interest	4,769	2,428	12,327	3,057
Total Assets	390,551,043	1,239,329,495	4,696,493,855	1,039,833,314
LIABILITIES:
Payables:
Cash collateral received for securities loaned (Note 2)	3,241,544	1,532,591	—	441,297
Advisory fees (Note 3)	125,448	390,816	1,112,393	70,848
Service fees (Note 2)	1,452	4,528	17,494	3,897
Total Liabilities	3,368,444	1,927,935	1,129,887	516,042
NET ASSETS	$387,182,599	$1,237,401,560	$4,695,363,968	$1,039,317,272
NET ASSETS:
Paid-in capital	$462,121,614	$1,277,320,052	$3,974,032,607	$909,833,833
Total distributable earnings (loss)	(74,939,015)	(39,918,492)	721,331,361	129,483,439
NET ASSETS	$387,182,599	$1,237,401,560	$4,695,363,968	$1,039,317,272
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	3,525,000	12,500,000	59,150,000	17,550,000
Net asset value per share	$109.84	$98.99	$79.38	$59.22
[1] Includes market value of securities out on loan of:	$3,144,545	$9,234,178	$13,321,478	$1,178,756
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

WisdomTree Trust    95

Statements of Assets and Liabilities (continued) WisdomTree Trust March 31, 2025
	WisdomTree U.S. MidCap Dividend Fund	WisdomTree U.S. MidCap Fund	WisdomTree U.S. MidCap Quality Growth Fund	WisdomTree U.S. Multifactor Fund
ASSETS:
Investments in securities, at cost	$3,320,080,352	$708,464,411	$1,337,127	$343,512,370
Investments in affiliates, at cost (Note 3)	3,736,412	2,199,465	—	—
Investments in securities, at value[1,2] (Note 2)	3,634,706,960	747,526,181	1,265,655	369,873,580
Investments in affiliates, at value (Note 3)	3,844,127	2,167,243	—	—
Cash	32	—	—	5
Receivables:
Capital shares sold	2,473,333	—	—	—
Dividends	5,712,467	750,528	445	243,007
Securities lending	12,881	1,563	10	24,554
Interest	8,562	2,404	4	3,774
Total Assets	3,646,758,362	750,447,919	1,266,114	370,144,920
LIABILITIES:
Payables:
Cash collateral received for securities loaned (Note 2)	19,668,094	2,801,411	—	—
Investment securities purchased	2,469,831	—	—	—
Advisory fees (Note 3)	1,173,162	245,650	410	87,087
Service fees (Note 2)	13,604	2,850	5	1,369
Total Liabilities	23,324,691	3,049,911	415	88,456
NET ASSETS	$3,623,433,671	$747,398,008	$1,265,699	$370,056,464
NET ASSETS:
Paid-in capital	$3,910,123,055	$835,578,314	$1,452,659	$388,754,828
Total distributable earnings (loss)	(286,689,384)	(88,180,306)	(186,960)	(18,698,364)
NET ASSETS	$3,623,433,671	$747,398,008	$1,265,699	$370,056,464
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	73,250,000	12,550,000	50,000	7,450,000
Net asset value per share	$49.47	$59.55	$25.31	$49.67
[1] Includes market value of securities out on loan of:	$112,979,442	$9,285,168	$76,132	$1,929,255
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

96    WisdomTree Trust

Statements of Assets and Liabilities (continued) WisdomTree Trust March 31, 2025
	WisdomTree U.S. Quality Dividend Growth Fund	WisdomTree U.S. Quality Growth Fund	WisdomTree U.S. SmallCap Dividend Fund	WisdomTree U.S. SmallCap Fund
ASSETS:
Investments in securities, at cost	$12,821,897,660	$936,662,309	$1,848,680,729	$616,219,319
Investments in affiliates, at cost (Note 3)	—	—	3,391,217	—
Investments in securities, at value[1,2] (Note 2)	14,804,936,033	867,955,275	1,865,495,591	578,164,941
Investments in affiliates, at value (Note 3)	—	—	3,317,939	—
Cash	—	—	78	1
Receivables:
Investment securities sold	—	—	607,050	687,964
Capital shares sold	11,973,898	—	—	—
Dividends	14,027,352	50,910	3,412,458	622,906
Securities lending income	9,750	1,592	7,669	9,209
Interest	87,566	3,236	5,380	1,568
Total Assets	14,831,034,599	868,011,013	1,872,846,165	579,486,589
LIABILITIES:
Payables:
Cash collateral received for securities loaned (Note 2)	7,787,127	—	17,962,935	5,671,504
Investment securities purchased	11,940,527	—	3,021,625	690,809
Due to broker	—	10,582	—	—
Advisory fees (Note 3)	3,531,165	221,442	608,881	192,660
Service fees (Note 2)	55,490	3,480	7,059	2,231
Total Liabilities	23,314,309	235,504	21,600,500	6,557,204
NET ASSETS	$14,807,720,290	$867,775,509	$1,851,245,665	$572,929,385
NET ASSETS:
Paid-in capital	$13,509,922,106	$949,054,627	$2,318,196,037	$711,299,615
Total distributable earnings (loss)	1,297,798,184	(81,279,118)	(466,950,372)	(138,370,230)
NET ASSETS	$14,807,720,290	$867,775,509	$1,851,245,665	$572,929,385
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	185,500,000	19,750,000	57,950,000	11,750,000
Net asset value per share	$79.83	$43.94	$31.95	$48.76
[1] Includes market value of securities out on loan of:	$75,374,105	$7,505,207	$39,412,807	$12,875,166
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

WisdomTree Trust    97

Statements of Assets and Liabilities (concluded) WisdomTree Trust March 31, 2025
	WisdomTree U.S. SmallCap Quality Dividend Growth Fund	WisdomTree U.S. SmallCap Quality Growth Fund	WisdomTree U.S. Total Dividend Fund	WisdomTree U.S. Value Fund
ASSETS:
Investments in securities, at cost	$420,574,513	$8,187,186	$1,011,368,480	$818,326,039
Investments in securities, at value[1,2] (Note 2)	382,878,299	7,432,917	1,340,413,250	824,278,617
Receivables:
Investment securities sold	2,910,017	—	—	—
Dividends	428,392	2,533	1,604,792	1,120,565
Securities lending income	521	264	356	627
Interest	1,542	21	9,401	5,978
Total Assets	386,218,771	7,435,735	1,342,027,799	825,405,787
LIABILITIES:
Payables:
Cash collateral received for securities loaned (Note 2)	1,794,065	117,742	1,962,660	—
Investment securities purchased	2,997,848	—	—	—
Advisory fees (Note 3)	130,636	2,419	319,519	80,492
Service fees (Note 2)	1,513	28	5,021	2,952
Total Liabilities	4,924,062	120,189	2,287,200	83,444
NET ASSETS	$381,294,709	$7,315,546	$1,339,740,599	$825,322,343
NET ASSETS:
Paid-in capital	$466,623,103	$8,381,825	$1,146,368,614	$855,128,975
Total distributable earnings (loss)	(85,328,394)	(1,066,279)	193,371,985	(29,806,632)
NET ASSETS	$381,294,709	$7,315,546	$1,339,740,599	$825,322,343
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	8,205,000	300,000	17,400,000	10,050,000
Net asset value per share	$46.47	$24.39	$77.00	$82.12
[1] Includes market value of securities out on loan of:	$1,782,796	$814,188	$2,587,689	$3,417,291
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)
See Notes to Financial Statements.

98    WisdomTree Trust

Statements of Operations WisdomTree Trust For the Year Ended March 31, 2025
	WisdomTree U.S. AI Enhanced Value Fund	WisdomTree U.S. High Dividend Fund	WisdomTree U.S. LargeCap Dividend Fund	WisdomTree U.S. LargeCap Fund
INVESTMENT INCOME:
Dividends	$9,216,545	$46,159,180	$100,674,361	$15,807,694
Dividends from affiliates (Note 3)	—	29,365	138,389	58,038
Interest	39,684	28,409	91,769	23,823
Securities lending income, net (Note 2)	280,218	57,880	559,637	82,667
Less: Foreign withholding taxes on dividends	—	(7,594)	—	(1,587)
Total investment income	9,536,447	46,267,240	101,464,156	15,970,635
EXPENSES:
Advisory fees (Note 3)	1,477,296	4,329,862	12,040,817	785,822
Service fees (Note 2)	17,106	50,135	189,213	43,220
Total expenses	1,494,402	4,379,997	12,230,030	829,042
Expense waivers (Note 3)	—	(2,507)	(8,081)	—
Net expenses	1,494,402	4,377,490	12,221,949	829,042
Net investment income	8,042,045	41,889,750	89,242,207	15,141,593
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	37,606,251	(28,870,389)	(44,347,133)	(12,819,500)
Investment transactions in affiliates (Note 3)	—	(92,738)	(38,199)	23,637
In-kind redemptions	3,296,944	98,367,146	427,205,851	63,867,899
Net realized gain	40,903,195	69,404,019	382,820,519	51,072,036
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	(11,757,108)	81,247,678	6,633,639	9,412,841
Investment transactions in affiliates (Note 3)	—	(29,404)	139,895	6,015
Net increase (decrease) in unrealized appreciation/depreciation	(11,757,108)	81,218,274	6,773,534	9,418,856
Net realized and unrealized gain on investments	29,146,087	150,622,293	389,594,053	60,490,892
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,188,132	$192,512,043	$478,836,260	$75,632,485

See Notes to Financial Statements.

WisdomTree Trust    99

Statements of Operations (continued) WisdomTree Trust For the Year Ended March 31, 2025
	WisdomTree U.S. MidCap Dividend Fund	WisdomTree U.S. MidCap Fund	WisdomTree U.S. MidCap Quality Growth Fund	WisdomTree U.S. Multifactor Fund
INVESTMENT INCOME:
Dividends	$100,454,225	$13,122,517	$15,208	$5,270,857
Dividends from affiliates (Note 3)	123,267	52,057	—	—
Interest	145,331	20,311	24	20,799
Securities lending income, net (Note 2)	250,370	63,912	4,474	148,555
Less: Foreign withholding taxes on dividends	(32,793)	(4,992)	(12)	—
Total investment income	100,940,400	13,253,805	19,694	5,440,211
EXPENSES:
Advisory fees (Note 3)	14,003,583	3,049,814	6,797	930,898
Service fees (Note 2)	162,147	35,314	79	14,629
Total expenses	14,165,730	3,085,128	6,876	945,527
Expense waivers (Note 3)	(8,256)	(3,280)	—	—
Net expenses	14,157,474	3,081,848	6,876	945,527
Net investment income	86,782,926	10,171,957	12,818	4,494,684
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(64,338,898)	(13,001,992)	(115,099)	(9,581,487)
Investment transactions in affiliates (Note 3)	344,066	13,761	—	—
In-kind redemptions	418,394,285	94,632,869	224,812	43,896,511
Futures contracts	—	—	—	135,105
Net realized gain	354,399,453	81,644,638	109,713	34,450,129
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	(312,692,393)	(101,285,941)	(379,527)	(13,848,146)
Investment transactions in affiliates (Note 3)	107,715	(191,068)	—	—
Net decrease in unrealized appreciation/depreciation	(312,584,678)	(101,477,009)	(379,527)	(13,848,146)
Net realized and unrealized gain (loss) on investments	41,814,775	(19,832,371)	(269,814)	20,601,983
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$128,597,701	$(9,660,414)	$(256,996)	$25,096,667

See Notes to Financial Statements.

100    WisdomTree Trust

Statements of Operations (continued) WisdomTree Trust For the Year Ended March 31, 2025
	WisdomTree U.S. Quality Dividend Growth Fund	WisdomTree U.S. Quality Growth Fund	WisdomTree U.S. SmallCap Dividend Fund	WisdomTree U.S. SmallCap Fund
INVESTMENT INCOME:
Dividends	$267,333,380	$2,976,078	$62,012,218	$11,157,726
Dividends from affiliates (Note 3)	—	—	51,069	12,071
Interest	445,368	18,982	55,465	16,301
Securities lending income, net (Note 2)	61,430	2,910	617,069	176,140
Less: Foreign withholding taxes on dividends	(8,321)	—	(53,626)	(7,922)
Total investment income	267,831,857	2,997,970	62,682,195	11,354,316
EXPENSES:
Advisory fees (Note 3)	39,685,871	1,621,998	7,548,130	2,397,011
Service fees (Note 2)	623,635	25,489	87,400	27,755
Total expenses	40,309,506	1,647,487	7,635,530	2,424,766
Expense waivers (Note 3)	—	—	(4,164)	(654)
Net expenses	40,309,506	1,647,487	7,631,366	2,424,112
Net investment income	227,522,351	1,350,483	55,050,829	8,930,204
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(112,233,718)	(13,118,666)	(73,783,833)	(19,757,107)
Investment transactions in affiliates (Note 3)	—	—	(98,228)	(172,027)
In-kind redemptions	1,159,881,313	73,744,412	202,242,932	84,439,681
Futures contracts	—	(61,492)	197,725	—
Net realized gain	1,047,647,595	60,564,254	128,558,596	64,510,547
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	(463,522,117)	(101,937,372)	(170,952,682)	(79,444,125)
Investment transactions in affiliates (Note 3)	—	—	(132,617)	(27,058)
Net decrease in unrealized appreciation/depreciation	(463,522,117)	(101,937,372)	(171,085,299)	(79,471,183)
Net realized and unrealized gain (loss) on investments	584,125,478	(41,373,118)	(42,526,703)	(14,960,636)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$811,647,829	$(40,022,635)	$12,524,126	$(6,030,432)

See Notes to Financial Statements.

WisdomTree Trust 101

Statements of Operations (concluded) WisdomTree Trust For the Year Ended March 31, 2025
	WisdomTree U.S. SmallCap Quality Dividend Growth Fund	WisdomTree U.S. SmallCap Quality Growth Fund	WisdomTree U.S. Total Dividend Fund	WisdomTree U.S. Value Fund
INVESTMENT INCOME:
Dividends	$11,141,500	$54,279	$31,301,378	$9,138,516
Interest	18,805	158	62,292	26,658
Securities lending income, net (Note 2)	32,132	1,028	180,129	5,151
Less: Foreign withholding taxes on dividends	(324)	(8)	(3,562)	—
Total investment income	11,192,113	55,457	31,540,237	9,170,325
EXPENSES:
Advisory fees (Note 3)	1,546,023	21,828	3,643,629	528,669
Service fees (Note 2)	17,901	253	57,257	19,385
Total expenses	1,563,924	22,081	3,700,886	548,054
Net expenses	1,563,924	22,081	3,700,886	548,054
Net investment income	9,628,189	33,376	27,839,351	8,622,271
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(11,550,478)	(331,066)	(12,121,461)	(21,208,609)
In-kind redemptions	59,171,649	542,174	109,536,175	64,656,862
Futures contracts	(136,163)	—	—	—
Net realized gain	47,485,008	211,108	97,414,714	43,448,253
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	(77,020,597)	(814,761)	9,962,732	(30,426,219)
Net increase (decrease) in unrealized appreciation/depreciation	(77,020,597)	(814,761)	9,962,732	(30,426,219)
Net realized and unrealized gain (loss) on investments	(29,535,589)	(603,653)	107,377,446	13,022,034
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(19,907,400)	$(570,277)	$135,216,797	$21,644,305
See Notes to Financial Statements.

102    WisdomTree Trust

Statements of Changes in Net Assets WisdomTree Trust
	WisdomTree U.S. AI Enhanced Value Fund		WisdomTree U.S. High Dividend Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$8,042,045	$9,576,335	$41,889,750	$48,234,849
Net realized gain (loss) on investments	40,903,195	(11,167,968)	69,404,019	(17,820,239)
Net increase (decrease) in net unrealized appreciation/ depreciation on investments	(11,757,108)	50,518,694	81,218,274	57,508,994
Net increase in net assets resulting from operations	37,188,132	48,927,061	192,512,043	87,923,604
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(7,753,647)	(9,644,875)	(42,463,307)	(46,034,088)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,385,328	2,392,093	307,290,050	126,562,641
Cost of shares redeemed	(28,812,479)	(58,865,569)	(320,144,221)	(405,345,333)
Net decrease in net assets resulting from capital share transactions	(21,427,151)	(56,473,476)	(12,854,171)	(278,782,692)
Net Increase (Decrease) in Net Assets	8,007,334	(17,191,290)	137,194,565	(236,893,176)
NET ASSETS:
Beginning of year	$379,175,265	$396,366,555	$1,100,206,995	$1,337,100,171
End of year	$387,182,599	$379,175,265	$1,237,401,560	$1,100,206,995
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	3,725,000	4,325,000	12,700,000	16,250,000
Shares created	75,000	25,000	3,150,000	1,550,000
Shares redeemed	(275,000)	(625,000)	(3,350,000)	(5,100,000)
Shares outstanding, end of year	3,525,000	3,725,000	12,500,000	12,700,000

See Notes to Financial Statements.

WisdomTree Trust    103

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree U.S. LargeCap Dividend Fund		WisdomTree U.S. LargeCap Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$89,242,207	$89,431,703	$15,141,593	$13,030,571
Net realized gain on investments	382,820,519	183,042,243	51,072,036	15,410,948
Net increase in net unrealized appreciation/depreciation on investments	6,773,534	393,395,007	9,418,856	160,036,361
Net increase in net assets resulting from operations	478,836,260	665,868,953	75,632,485	188,477,880
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(89,467,860)	(87,184,000)	(14,963,900)	(13,196,000)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,132,610,635	479,309,291	267,453,377	96,388,715
Cost of shares redeemed	(840,276,816)	(514,740,098)	(139,552,920)	(79,557,122)
Net increase (decrease) in net assets resulting from capital share transactions	292,333,819	(35,430,807)	127,900,457	16,831,593
Net Increase in Net Assets	681,702,219	543,254,146	188,569,042	192,113,473
NET ASSETS:
Beginning of year	$4,013,661,749	$3,470,407,603	$850,748,230	$658,634,757
End of year	$4,695,363,968	$4,013,661,749	$1,039,317,272	$850,748,230
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	55,600,000	56,100,000	15,350,000	15,050,000
Shares created	14,250,000	7,400,000	4,400,000	1,950,000
Shares redeemed	(10,700,000)	(7,900,000)	(2,200,000)	(1,650,000)
Shares outstanding, end of year	59,150,000	55,600,000	17,550,000	15,350,000

See Notes to Financial Statements.

104    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree U.S. MidCap Dividend Fund		WisdomTree U.S. MidCap Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$86,782,926	$87,783,656	$10,171,957	$10,611,847
Net realized gain on investments	354,399,453	100,796,401	81,644,638	29,761,685
Net increase (decrease) in net unrealized appreciation/depreciation on investments	(312,584,678)	493,614,763	(101,477,009)	126,479,052
Net increase (decrease) in net assets resulting from operations	128,597,701	682,194,820	(9,660,414)	166,852,584
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(85,841,815)	(87,033,724)	(9,988,943)	(10,749,500)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	868,464,074	368,472,134	182,860,087	135,096,251
Cost of shares redeemed	(945,904,311)	(525,518,367)	(243,504,950)	(180,198,918)
Net decrease in net assets resulting from capital share transactions	(77,440,237)	(157,046,233)	(60,644,863)	(45,102,667)
Net Increase (Decrease) in Net Assets	(34,684,351)	438,114,863	(80,294,220)	111,000,417
NET ASSETS:
Beginning of year	$3,658,118,022	$3,220,003,159	$827,692,228	$716,691,811
End of year	$3,623,433,671	$3,658,118,022	$747,398,008	$827,692,228
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	74,950,000	78,500,000	13,550,000	14,400,000
Shares created	16,200,000	8,400,000	2,800,000	2,450,000
Shares redeemed	(17,900,000)	(11,950,000)	(3,800,000)	(3,300,000)
Shares outstanding, end of year	73,250,000	74,950,000	12,550,000	13,550,000

See Notes to Financial Statements.

WisdomTree Trust    105

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree U.S. MidCap Quality Growth Fund		WisdomTree U.S. Multifactor Fund
	For the Year Ended March 31, 2025	For the Period January 25, 2024* through March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$12,818	$3,452	$4,494,684	$3,836,928
Net realized gain (loss) on investments and futures contracts	109,713	(3,537)	34,450,129	23,584,001
Net increase (decrease) in net unrealized appreciation/depreciation on investments	(379,527)	308,055	(13,848,146)	32,536,228
Net increase (decrease) in net assets resulting from operations	(256,996)	307,970	25,096,667	59,957,157
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(15,667)	—	(4,567,980)	(3,764,250)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	732,894	3,879,478	241,782,045	126,083,309
Cost of shares redeemed	(3,381,981)	(99)	(184,184,308)	(152,910,032)
Net increase (decrease) in net assets resulting from capital share transactions	(2,649,087)	3,879,379	57,597,737	(26,826,723)
Net Increase (Decrease) in Net Assets	(2,921,750)	4,187,349	78,126,424	29,366,184
NET ASSETS:
Beginning of period	$4,187,449	$100	$291,930,040	$262,563,856
End of period	$1,265,699	$4,187,449	$370,056,464	$291,930,040
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	150,000	4	6,275,000	7,000,000
Shares created	25,000	150,000	4,975,000	3,000,000
Shares redeemed	(125,000)	(4)	(3,800,000)	(3,725,000)
Shares outstanding, end of period	50,000	150,000	7,450,000	6,275,000

* Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

106    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree U.S. Quality Dividend Growth Fund		WisdomTree U.S. Quality Growth Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$227,522,351	$186,320,070	$1,350,483	$235,088
Net realized gain on investments and futures contracts	1,047,647,595	498,492,097	60,564,254	1,243,607
Net increase (decrease) in net unrealized appreciation/depreciation on investments	(463,522,117)	1,704,745,882	(101,937,372)	32,943,614
Net increase (decrease) in net assets resulting from operations	811,647,829	2,389,558,049	(40,022,635)	34,422,309
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(223,889,726)	(186,113,500)	(987,921)	(123,000)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,322,155,842	4,572,299,322	839,555,307	326,524,836
Cost of shares redeemed	(3,803,780,834)	(2,201,065,814)	(280,101,801)	(14,330,951)
Net increase in net assets resulting from capital share transactions	1,518,375,008	2,371,233,508	559,453,506	312,193,885
Net Increase in Net Assets	2,106,133,111	4,574,678,057	518,442,950	346,493,194
NET ASSETS:
Beginning of year	$12,701,587,179	$8,126,909,122	$349,332,559	$2,839,365
End of year	$14,807,720,290	$12,701,587,179	$867,775,509	$349,332,559
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	166,650,000	130,350,000	8,500,000	100,000
Shares created	64,250,000	68,000,000	17,425,000	8,825,000
Shares redeemed	(45,400,000)	(31,700,000)	(6,175,000)	(425,000)
Shares outstanding, end of year	185,500,000	166,650,000	19,750,000	8,500,000
See Notes to Financial Statements.

WisdomTree Trust    107

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree U.S. SmallCap Dividend Fund		WisdomTree U.S. SmallCap Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$55,050,829	$53,848,632	$8,930,204	$8,076,868
Net realized gain on investments and futures contracts	128,558,596	54,045,285	64,510,547	14,142,203
Net increase (decrease) in net unrealized appreciation/depreciation on investments	(171,085,299)	200,052,740	(79,471,183)	71,428,676
Net increase (decrease) in net assets resulting from operations	12,524,126	307,946,657	(6,030,432)	93,647,747
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(57,580,562)	(52,081,069)	(8,754,702)	(8,097,830)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	411,083,071	218,376,026	149,639,833	77,369,133
Cost of shares redeemed	(511,219,468)	(334,484,277)	(210,740,107)	(84,869,482)
Net decrease in net assets resulting from capital share transactions	(100,136,397)	(116,108,251)	(61,100,274)	(7,500,349)
Net Increase (Decrease) in Net Assets	(145,192,833)	139,757,337	(75,885,408)	78,049,568
NET ASSETS:
Beginning of year	$1,996,438,498	$1,856,681,161	$648,814,793	$570,765,225
End of year	$1,851,245,665	$1,996,438,498	$572,929,385	$648,814,793
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	61,050,000	65,000,000	12,950,000	13,200,000
Shares created	11,350,000	7,150,000	2,650,000	1,650,000
Shares redeemed	(14,450,000)	(11,100,000)	(3,850,000)	(1,900,000)
Shares outstanding, end of year	57,950,000	61,050,000	11,750,000	12,950,000

See Notes to Financial Statements.

108    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree U.S. SmallCap Quality Dividend Growth Fund		WisdomTree U.S. SmallCap Quality Growth Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Period January 25, 2024* through March 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$9,628,189	$6,678,374	$33,376	$1,944
Net realized gain (loss) on investments and futures contracts	47,485,008	9,149,557	211,108	(359)
Net increase (decrease) in net unrealized appreciation/depreciation on investments	(77,020,597)	45,130,468	(814,761)	60,492
Net increase (decrease) in net assets resulting from operations	(19,907,400)	60,958,399	(570,277)	62,077
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(9,512,044)	(6,675,150)	(24,285)	—
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	273,442,573	129,464,343	8,696,245	1,250,000
Cost of shares redeemed	(210,549,382)	(61,551,198)	(2,098,215)	(99)
Net increase in net assets resulting from capital share transactions	62,893,191	67,913,145	6,598,030	1,249,901
Net Increase in Net Assets	33,473,747	122,196,394	6,003,468	1,311,978
NET ASSETS:
Beginning of period	$347,820,962	$225,624,568	$1,312,078	$100
End of period	$381,294,709	$347,820,962	$7,315,546	$1,312,078
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	7,005,000	5,425,000	50,000	4
Shares created	5,160,000	2,950,000	325,000	50,000
Shares redeemed	(3,960,000)	(1,370,000)	(75,000)	(4)
Shares outstanding, end of period	8,205,000	7,005,000	300,000	50,000

* Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

WisdomTree Trust    109

Statements of Changes in Net Assets (concluded) WisdomTree Trust
	WisdomTree U.S. Total Dividend Fund		WisdomTree U.S. Value Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$27,839,351	$28,061,790	$8,622,271	$3,441,746
Net realized gain on investments	97,414,714	51,083,318	43,448,253	18,934,169
Net increase (decrease) in net unrealized appreciation/depreciation on investments	9,962,732	127,478,453	(30,426,219)	31,931,551
Net increase in net assets resulting from operations	135,216,797	206,623,561	21,644,305	54,307,466
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(27,739,285)	(27,138,000)	(8,103,190)	(3,370,724)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	223,568,473	108,406,714	730,943,168	141,980,130
Cost of shares redeemed	(215,278,726)	(141,706,706)	(196,307,650)	(62,985,076)
Net increase (decrease) in net assets resulting from capital share transactions	8,289,747	(33,299,992)	534,635,518	78,995,054
Net Increase in Net Assets	115,767,259	146,185,569	548,176,633	129,931,796
NET ASSETS:
Beginning of year	$1,223,973,340	$1,077,787,771	$277,145,710	$147,213,914
End of year	$1,339,740,599	$1,223,973,340	$825,322,343	$277,145,710
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	17,300,000	17,800,000	3,670,000	2,510,000
Shares created	2,850,000	1,750,000	8,710,000	2,130,000
Shares redeemed	(2,750,000)	(2,250,000)	(2,330,000)	(970,000)
Shares outstanding, end of year	17,400,000	17,300,000	10,050,000	3,670,000

See Notes to Financial Statements.

110    WisdomTree Trust

Financial Highlights WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. AI Enhanced Value Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[1]	For the Year Ended March 31, 2021[1]
Net asset value, beginning of year	$101.79	$91.65	$99.02	$94.15	$64.64
Investment Operations:
Net investment income[2]	2.21	2.35	2.01	2.70	2.67
Net realized and unrealized gain (loss)	7.97	10.19	(7.31)	4.95	29.49
Total from investment operations	10.18	12.54	(5.30)	7.65	32.16
Dividends to shareholders:
Net investment income	(2.13)	(2.40)	(2.07)	(2.78)	(2.65)
Net asset value, end of year	$109.84	$101.79	$91.65	$99.02	$94.15
TOTAL RETURN[3]	10.09%	13.93%	(5.25)%	8.19%	50.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$387,183	$379,175	$396,367	$492,636	$555,491
Ratio to average net assets of:
Expenses[4,5]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	2.07%	2.53%	2.17%	2.76%	3.40%
Portfolio turnover rate[8]	125%	127%	150%	96%[6,7]	47%
WisdomTree U.S. High Dividend Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$86.63	$82.28	$87.98	$76.26	$56.58
Investment Operations:
Net investment income[2]	3.38	3.40	3.26	2.88	2.71
Net realized and unrealized gain (loss)	12.40	4.23	(5.45)	11.30	19.94
Total from investment operations	15.78	7.63	(2.19)	14.18	22.65
Dividends to shareholders:
Net investment income	(3.42)	(3.28)	(3.51)	(2.46)	(2.97)
Net asset value, end of year	$98.99	$86.63	$82.28	$87.98	$76.26
TOTAL RETURN[3]	18.60%	9.68%	(2.49)%	18.96%	40.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,237,402	$1,100,207	$1,337,100	$1,024,960	$774,034
Ratio to average net assets of:
Expenses[4,5]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	3.68%	4.23%	3.84%	3.56%	4.13%
Portfolio turnover rate[8]	38%	30%	47%	38%	43%

1   The information reflects the investment objective and strategy of the WisdomTree U.S. Dividend ex-Financials Fund through January 17, 2022 and the investment objective and strategy of the WisdomTree U.S. AI Enhanced Value Fund thereafter.

2   Based on average shares outstanding.

3   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

5   Does not include expenses of the underlying investment companies in which the Fund invests.

6   The increase in the portfolio turnover rate was primarily a result of the change in investment objective and strategy on January 18, 2022.

7   On January 7, 2022, Voya Investment Management Co., LLC replaced Mellon Investments Corporation as sub-advisor to the Fund.

8   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust    111

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. LargeCap Dividend Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[1]	For the Year Ended March 31, 2021[1]
Net asset value, beginning of year	$72.19	$61.86	$65.66	$57.27	$40.47
Investment Operations:
Net investment income[2]	1.59	1.60	1.59	1.42	1.36
Net realized and unrealized gain (loss)	7.19	10.30	(3.74)	8.33	16.79
Total from investment operations	8.78	11.90	(2.15)	9.75	18.15
Dividends to shareholders:
Net investment income	(1.59)	(1.57)	(1.65)	(1.36)	(1.35)
Net asset value, end of year	$79.38	$72.19	$61.86	$65.66	$57.27
TOTAL RETURN[3]	12.26%	19.57%	(3.22)%	17.16%	45.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$4,695,364	$4,013,662	$3,470,408	$3,427,240	$2,823,467
Ratio to average net assets of:
Expenses[4,5]	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	2.08%	2.49%	2.58%	2.28%	2.73%
Portfolio turnover rate[6]	16%	15%	20%	19%	20%
WisdomTree U.S. LargeCap Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$55.42	$43.76	$48.23	$43.29	$28.10
Investment Operations:
Net investment income[2]	0.91	0.87	0.84	0.78	0.73
Net realized and unrealized gain (loss)	3.78	11.67	(4.48)	4.92	15.19
Total from investment operations	4.69	12.54	(3.64)	5.70	15.92
Dividends to shareholders:
Net investment income	(0.89)	(0.88)	(0.83)	(0.76)	(0.73)
Net asset value, end of year	$59.22	$55.42	$43.76	$48.23	$43.29
TOTAL RETURN[3]	8.46%	28.94%	(7.42)%	13.19%	57.11%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,039,317	$850,748	$658,635	$696,953	$510,794
Ratio to average net assets of:
Expenses[5]	0.08%	0.08%	0.08%	0.08%	0.08%[4]
Net investment income	1.54%	1.83%	1.95%	1.65%	2.00%
Portfolio turnover rate[6]	16%	14%	22%	22%	21%

1   Per share amounts were adjusted to reflect a 2:1 share split effective December 23, 2021.

2   Based on average shares outstanding.

3   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

5   Does not include expenses of the Underlying Funds in which the Fund invests.

6   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
See Notes to Financial Statements.

112    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. MidCap Dividend Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$48.81	$41.02	$44.31	$40.40	$24.19
Investment Operations:
Net investment income[1]	1.18	1.14	1.19	0.99	0.80
Net realized and unrealized gain (loss)	0.65	7.78	(3.27)	3.89	16.24
Total from investment operations	1.83	8.92	(2.08)	4.88	17.04
Dividends to shareholders:
Net investment income	(1.17)	(1.13)	(1.21)	(0.97)	(0.83)
Net asset value, end of year	$49.47	$48.81	$41.02	$44.31	$40.40
TOTAL RETURN[2]	3.74%	22.17%	(4.56)%	12.17%	71.52%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$3,623,434	$3,658,118	$3,220,003	$3,210,599	$2,904,494
Ratio to average net assets of:
Expenses[3,4]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	2.35%	2.67%	2.85%	2.31%	2.55%
Portfolio turnover rate[5]	27%	26%	40%	38%	57%
WisdomTree U.S. MidCap Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$61.08	$49.77	$54.66	$50.86	$26.44
Investment Operations:
Net investment income[1]	0.78	0.76	0.75	0.72	0.56
Net realized and unrealized gain (loss)	(1.55)	11.32	(4.90)	3.81	24.45
Total from investment operations	(0.77)	12.08	(4.15)	4.53	25.01
Dividends to shareholders:
Net investment income	(0.76)	(0.77)	(0.74)	(0.73)	(0.59)
Net asset value, end of year	$59.55	$61.08	$49.77	$54.66	$50.86
TOTAL RETURN[2]	(1.27)%	24.47%	(7.50)%	8.93%	95.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$747,398	$827,692	$716,692	$811,672	$706,997
Ratio to average net assets of:
Expenses[3,4]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	1.27%	1.42%	1.50%	1.34%	1.49%
Portfolio turnover rate[5]	40%	32%	40%	50%	50%

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3   Does not include expenses of the underlying investment companies in which the Fund invests.

4   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

5   Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust    113

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. MidCap Quality Growth Fund	For the Year Ended March 31, 2025	For the Period January 25, 2024* through March 31, 2024
Net asset value, beginning of period	$27.92	$24.84
Investment Operations:
Net investment income[1]	0.19	0.04
Net realized and unrealized gain (loss)	(2.49)	3.04
Total from investment operations	(2.30)	3.08
Dividends to shareholders:
Net investment income	(0.31)	—
Net asset value, end of period	$25.31	$27.92
TOTAL RETURN[2]	(8.31)%	12.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,266	$4,187
Ratio to average net assets of:
Expenses	0.38%[6]	0.38%[3]
Net investment income	0.72%	0.74%[3]
Portfolio turnover rate[4]	50%	0%[5]
WisdomTree U.S. Multifactor Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$46.52	$37.51	$40.90	$37.83	$24.58
Investment Operations:
Net investment income[1]	0.65	0.59	0.65	0.63	0.39
Net realized and unrealized gain (loss)	3.15	9.02	(3.40)	3.03	13.26
Total from investment operations	3.80	9.61	(2.75)	3.66	13.65
Dividends to shareholders:
Net investment income	(0.65)	(0.60)	(0.64)	(0.59)	(0.40)
Net asset value, end of year	$49.67	$46.52	$37.51	$40.90	$37.83
TOTAL RETURN[2]	8.20%	25.84%	(6.68)%	9.68%	55.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$370,056	$291,930	$262,564	$223,949	$148,490
Ratio to average net assets of:
Expenses	0.28%[6]	0.28%	0.28%	0.28%	0.28%
Net investment income	1.35%	1.46%	1.72%	1.58%	1.21%
Portfolio turnover rate[4]	109%	115%	102%	152%	147%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. Multifactor Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3   Annualized.

4   Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5   Amount represents less than 1%.

6   Does not include expenses of the underlying investment companies in which the Fund invests.

See Notes to Financial Statements.

114    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. Quality Dividend Growth Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$76.22	$62.35	$63.56	$57.14	$38.85
Investment Operations:
Net investment income[1]	1.29	1.24	1.28	1.22	1.07
Net realized and unrealized gain (loss)	3.58	13.86	(1.17)	6.37	18.27
Total from investment operations	4.87	15.10	0.11	7.59	19.34
Dividends to shareholders:
Net investment income	(1.26)	(1.23)	(1.32)	(1.17)	(1.05)
Net asset value, end of year	$79.83	$76.22	$62.35	$63.56	$57.14
TOTAL RETURN[2]	6.39%	24.48%	0.29%	13.36%	50.24%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$14,807,720	$12,701,587	$8,126,909	$7,033,318	$5,576,647
Ratio to average net assets of:
Expenses	0.28%[5]	0.28%	0.28%	0.28%	0.28%
Net investment income	1.61%	1.84%	2.12%	1.98%	2.15%
Portfolio turnover rate[3]	35%	25%	28%	30%	30%
WisdomTree U.S. Quality Growth Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Period December 15, 2022* through March 31, 2023
Net asset value, beginning of period	$41.10	$28.39	$25.11
Investment Operations:
Net investment income[1]	0.11	0.10	0.03
Net realized and unrealized gain	2.80	12.65	3.25
Total from investment operations	2.91	12.75	3.28
Dividends to shareholders:
Net investment income	(0.07)	(0.04)	—
Net asset value, end of period	$43.94	$41.10	$28.39
TOTAL RETURN[2]	7.06%	44.93%	13.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$867,776	$349,333	$2,839
Ratio to average net assets of:
Expenses	0.28%[5]	0.28%	0.28%[4]
Net investment income	0.23%	0.29%	0.45%[4]
Portfolio turnover rate[3]	21%	27%	1%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3   Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

4   Annualized.

5   Does not include expenses of the underlying investment companies in which the Fund invests.

See Notes to Financial Statements.

WisdomTree Trust    115

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. SmallCap Dividend Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$32.70	$28.56	$31.86	$31.09	$18.11
Investment Operations:
Net investment income[1]	0.93	0.86	0.88	0.85	0.66
Net realized and unrealized gain (loss)	(0.71)	4.12	(3.31)	0.76	12.99
Total from investment operations	0.22	4.98	(2.43)	1.61	13.65
Dividends to shareholders:
Net investment income	(0.97)	(0.84)	(0.87)	(0.84)	(0.67)
Net asset value, end of year	$31.95	$32.70	$28.56	$31.86	$31.09
TOTAL RETURN[2]	0.58%	17.79%	(7.59)%	5.18%	76.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,851,246	$1,996,438	$1,856,681	$1,881,545	$1,829,823
Ratio to average net assets of:
Expenses[3,4]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	2.77%	2.93%	2.98%	2.66%	2.78%
Portfolio turnover rate[5]	28%	33%	38%	39%	53%
WisdomTree U.S. SmallCap Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$50.10	$43.24	$47.94	$47.23	$22.38
Investment Operations:
Net investment income[1]	0.73	0.62	0.62	0.73	0.44
Net realized and unrealized gain (loss)	(1.34)	6.86	(4.73)	0.78	24.85
Total from investment operations	(0.61)	7.48	(4.11)	1.51	25.29
Dividends to shareholders:
Net investment income	(0.73)	(0.62)	(0.59)	(0.80)	(0.44)
Net asset value, end of year	$48.76	$50.10	$43.24	$47.94	$47.23
TOTAL RETURN[2]	(1.27)%	17.43%	(8.51)%	3.11%	113.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$572,929	$648,815	$570,765	$692,732	$609,327
Ratio to average net assets of:
Expenses[3,4]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	1.42%	1.36%	1.40%	1.47%	1.33%
Portfolio turnover rate[5]	51%	47%	51%	54%	56%

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

4   Does not include expenses of the underlying investment companies in which the Fund invests.

5   Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

116    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of year	$49.65	$41.59	$44.65	$45.96	$25.02
Investment Operations:
Net investment income[1]	1.19	1.08	1.17	1.14	0.94
Net realized and unrealized gain (loss)	(3.20)	8.06	(3.06)	(1.32)	20.92
Total from investment operations	(2.01)	9.14	(1.89)	(0.18)	21.86
Dividends to shareholders:
Net investment income	(1.17)	(1.08)	(1.17)	(1.13)	(0.92)
Net asset value, end of year	$46.47	$49.65	$41.59	$44.65	$45.96
TOTAL RETURN[2]	(4.18)%	22.40%	(4.14)%	(0.45)%	88.65%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$381,295	$347,821	$225,625	$224,833	$187,733
Ratio to average net assets of:
Expenses	0.38%[6]	0.38%	0.38%	0.38%	0.38%
Net investment income	2.37%	2.49%	2.81%	2.49%	2.67%
Portfolio turnover rate[3]	56%	51%	51%	60%	83%
WisdomTree U.S. SmallCap Quality Growth Fund	For the Year Ended March 31, 2025	For the Period January 25, 2024* through March 31, 2024
Net asset value, beginning of period	$26.24	$24.79
Investment Operations:
Net investment income[1]	0.16	0.04
Net realized and unrealized gain (loss)	(1.92)	1.41
Total from investment operations	(1.76)	1.45
Dividends to shareholders:
Net investment income	(0.09)	—
Capital gains	(0.00)[4]	—
Total dividends and distributions to shareholders	(0.09)	—
Net asset value, end of period	$24.39	$26.24
TOTAL RETURN[2]	(6.76)%	5.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$7,316	$1,312
Ratio to average net assets of:
Expenses	0.38%[6]	0.38%[5]
Net investment income	0.58%	0.84%[5]
Portfolio turnover rate[3]	74%	1%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

4   Amount represents less than $0.005.

5   Annualized.

6   Does not include expenses of the underlying investment companies in which the Fund invests.
See Notes to Financial Statements.

WisdomTree Trust    117

Financial Highlights (concluded) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. Total Dividend Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[1]	For the Year Ended March 31, 2021[1]
Net asset value, beginning of year	$70.75	$60.55	$64.52	$56.49	$39.19
Investment Operations:
Net investment income[2]	1.60	1.60	1.60	1.43	1.33
Net realized and unrealized gain (loss)	6.24	10.15	(3.86)	7.94	17.30
Total from investment operations	7.84	11.75	(2.26)	9.37	18.63
Dividends to shareholders:
Net investment income	(1.59)	(1.55)	(1.71)	(1.34)	(1.33)
Net asset value, end of year	$77.00	$70.75	$60.55	$64.52	$56.49
TOTAL RETURN[3]	11.16%	19.75%	(3.44)%	16.73%	48.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,339,741	$1,223,973	$1,077,788	$1,080,629	$875,531
Ratio to average net assets of:
Expenses	0.28%[6]	0.28%	0.28%	0.28%	0.28%
Net investment income	2.14%	2.54%	2.64%	2.33%	2.73%
Portfolio turnover rate[4]	17%	15%	19%	22%	22%
WisdomTree U.S. Value Fund	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[5]	For the Year Ended March 31, 2021[5]
Net asset value, beginning of year	$75.52	$58.65	$61.47	$56.19	$32.52
Investment Operations:
Net investment income[2]	1.57	1.27	1.17	1.08	0.76
Net realized and unrealized gain (loss)	6.36	16.79	(2.83)	5.19	23.79
Total from investment operations	7.93	18.06	(1.66)	6.27	24.55
Dividends to shareholders:
Net investment income	(1.33)	(1.19)	(1.16)	(0.99)	(0.88)
Net asset value, end of year	$82.12	$75.52	$58.65	$61.47	$56.19
TOTAL RETURN[3]	10.56%	31.10%	(2.54)%	11.16%	76.07%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$825,322	$277,146	$147,214	$113,714	$58,441
Ratio to average net assets of:
Expenses	0.12%[6]	0.12%	0.12%[6,7]	0.30%[8]	0.38%
Net investment income	1.96%	1.97%	2.02%	1.77%	1.76%
Portfolio turnover rate[4]	105%	64%	66%	62%	59%

1   Per share amounts were adjusted to reflect a 2:1 share split effective December 23, 2021.

2   Based on average shares outstanding.

3   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4   Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5   Per share amounts were adjusted to reflect a 2:1 share split effective June 10, 2021.

6   Does not include expenses of the underlying investment companies in which the Fund invests.

7   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

8   Prior to January 3, 2022, the Fund’s annual advisory fee rate was 0.38% and, thereafter, was reduced to 0.12% per annum.

See Notes to Financial Statements.

118    WisdomTree Trust

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree U.S. AI Enhanced Value Fund (“U.S. AI Enhanced Value Fund”)	June 16, 2006
WisdomTree U.S. High Dividend Fund (“U.S. High Dividend Fund”)	June 16, 2006
WisdomTree U.S. LargeCap Dividend Fund (“U.S. LargeCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. LargeCap Fund (“U.S. LargeCap Fund”)	February 23, 2007
WisdomTree U.S. MidCap Dividend Fund (“U.S. MidCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. MidCap Fund (“U.S. MidCap Fund”)	February 23, 2007
WisdomTree U.S. MidCap Quality Growth Fund (“U.S. MidCap Quality Growth Fund”)	January 25, 2024
WisdomTree U.S. Multifactor Fund (“U.S. Multifactor Fund”)	June 29, 2017
WisdomTree U.S. Quality Dividend Growth Fund (“U.S. Quality Dividend Growth Fund”)	May 22, 2013
WisdomTree U.S. Quality Growth Fund (“U.S. Quality Growth Fund”)	December 15, 2022
WisdomTree U.S. SmallCap Dividend Fund (“U.S. SmallCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. SmallCap Fund (“U.S. SmallCap Fund”)	February 23, 2007
WisdomTree U.S. SmallCap Quality Dividend Growth Fund (“U.S. SmallCap Quality Dividend Growth Fund”)	July 25, 2013
WisdomTree U.S. SmallCap Quality Growth Fund (“U.S. SmallCap Quality Growth Fund”)	January 25, 2024
WisdomTree U.S. Total Dividend Fund (“U.S. Total Dividend Fund”)	June 16, 2006
WisdomTree U.S. Value Fund (“U.S. Value Fund”)	February 23, 2007

Each Fund, except the U.S. AI Enhanced Value Fund and U.S. Value Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. The U.S. AI Enhanced Value Fund and the U.S. Value Fund are actively managed using a model-based approach seeking income and capital appreciation. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments

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are valued under policies approved by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange.

Pursuant to Board-approved valuation procedures established by the Trust and WTAM, the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

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The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal year ended March 31, 2025, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. All of the derivative instruments disclosed and described herein are subject to risk.

For the fiscal year ended March 31, 2025, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]
U.S. Multifactor Fund
Equity risk	135,105
U.S. Quality Growth Fund
Equity risk	(61,492)
U.S. SmallCap Dividend Fund
Equity risk	197,725
U.S. SmallCap Quality Dividend Growth Fund
Equity risk	(136,163)
[1] Realized gains (losses) on derivatives are located on the Statements of Operations as follows:
Equity risk	Net realized gain (loss) from futures contracts

During the fiscal year ended March 31, 2025, the volume of derivative activity (based on the average of month-end notional balances, except where footnoted) for each Fund was as follows:

Fund	Average Notional
Futures contracts (long)
U.S. Multifactor Fund
Equity risk[1]	1,084,394
U.S. Quality Growth Fund
Equity risk[1]	306,634
U.S. SmallCap Dividend Fund
Equity risk[1]	936,715
U.S. SmallCap Quality Dividend Growth Fund
Equity risk[1]	402,338
[1] The volume of derivative activity for the period is based on intra-month balances.

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Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date. Non-cash dividend income is recognized on the ex-dividend date at the fair value of securities to be received. Upon notification from real estate investment trust (“REIT”) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Taxes — The Funds may be subject to foreign taxes (a portion of which may be reclaimable or refundable) on foreign income or capital gains on investment transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and tax rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are accrued and applied to foreign income as the foreign income is earned and are reflected on the Statements of Operations as follows: foreign taxes withheld on dividends are presented as a reduction to investment income in “Less: Foreign withholding taxes on dividends”, foreign taxes on capital gains from investment transactions, if any, are included in “Net realized gain (loss) from investment transactions”, and deferred foreign taxes on net unrealized appreciation on investments, if any, are included in “Net increase (decrease) in unrealized appreciation/depreciation on investment transactions”. Foreign taxes payable or deferred as of March 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities in “Payables: Foreign capital gains tax”.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Futures Contracts — The U.S. Multifactor Fund, U.S. Quality Growth Fund, U.S SmallCap Dividend Fund and U.S. SmallCap Quality Dividend Growth Fund each utilized equity futures contracts on a temporary basis during the fiscal year to obtain market exposure consistent with their investment objective during each Fund’s periodic portfolio rebalance. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency, equity, digital asset or

122    WisdomTree Trust

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U.S. Treasury security, collectively herein, “Reference Asset”) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified Reference Asset at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. A Fund may also cash settle upon the expiration date of a futures contract in which no physical delivery (or receipt) of the specified Reference Asset comprising the futures contract is made. Instead, settlement in cash would occur upon the expiration of the contract, with the cash settlement being the difference between the contract price and the actual price of the specified Reference Asset at the expiration date. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin, if any, is shown as “Deposits at broker for futures contracts” in the Statements of Assets and Liabilities, and U.S. government securities deposited, if any, are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the unrealized net gain or loss is reclassified to realized gain or loss on futures. The current one-day variation margin on open futures contracts is shown on the Statements of Assets and Liabilities as either a receivable or a payable for “Net variation margin on futures contracts”. The Funds have adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act to assess and manage the Funds’ derivatives risk. Rule 18f-4 limits the amount of derivatives a fund can enter into and replaces the asset segregation framework previously used by the Funds to comply with Section 18 of the 1940 Act.

As of March 31, 2025, there were no open futures contracts in the Funds.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its

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Notes to Financial Statements (continued)

agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to the Lending Agreement or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions, if any at March 31, 2025, are presented on a gross basis in the Statements of Assets and Liabilities. As of March 31, 2025, certain of the Funds had securities on loan and the value of the related collateral received by each of those Funds exceeded the value of the securities loaned by each of those Funds. The value of the securities loaned by each Fund is located in the Statements of Assets and Liabilities in “Investments in securities, at value” and also in the footnotes below the Schedules of Investments. In addition, a breakout of the total amount of cash and non-cash securities lending collateral received is located in the footnotes below the Schedules of Investments.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds, except for U.S. AI Enhanced Value Fund. Prior to January 7, 2022, sub-advisory services for the U.S. AI Enhanced Value Fund were provided by Mellon and thereafter Voya Investment Management Co., LLC (“Voya IM”). Mellon and Voya IM are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

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Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets as shown in the following table:

Fund	Advisory Fee Rate
U.S. AI Enhanced Value Fund	0.38%
U.S. High Dividend Fund	0.38%
U.S. LargeCap Dividend Fund	0.28%
U.S. LargeCap Fund	0.08%
U.S. MidCap Dividend Fund	0.38%
U.S. MidCap Fund	0.38%
U.S. MidCap Quality Growth Fund	0.38%
U.S. Multifactor Fund	0.28%
U.S. Quality Dividend Growth Fund	0.28%
U.S. Quality Growth Fund	0.28%
U.S. SmallCap Dividend Fund	0.38%
U.S. SmallCap Fund	0.38%
U.S. SmallCap Quality Dividend Growth Fund	0.38%
U.S. SmallCap Quality Growth Fund	0.38%
U.S. Total Dividend Fund	0.28%
U.S. Value Fund	0.12%

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal year ended March 31, 2025, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of its advisory fees, that it would otherwise charge, for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (e.g., fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statements of Operations in “Expense waivers”.

During the fiscal year ended March 31, 2025, certain Funds engaged in purchase and sale transactions with funds that have a common investment adviser, WTAM. These interfund purchase and sale transactions were effected in accordance with Rule 17a-7 under the 1940 Act. For the fiscal year ended March 31, 2025, the cost of purchases, proceeds from sales and the net realized gain or loss recognized upon the disposal of securities resulting from interfund transactions are shown in the following table:

Fund	Purchases	Sales	Net Realized Gain/(Loss)
U.S. High Dividend Fund	$116,502,416	$120,458,843	$(3,889,669)
U.S. LargeCap Dividend Fund	173,378,861	79,929,833	(2,136,829)
U.S. LargeCap Fund	48,942,011	45,462,657	(2,111,000)
U.S. MidCap Dividend Fund	139,843,217	302,272,788	(23,460,621)
U.S. MidCap Fund	63,933,489	125,261,274	(4,777,887)
U.S. MidCap Quality Growth Fund	309,855	493,688	(44,311)
U.S. Multifactor Fund	34,616,020	28,387,798	(771,121)
U.S. Quality Dividend Growth Fund	331,973,919	352,349,075	(5,668,721)
U.S. Quality Growth Fund	12,362,990	12,541,012	(495,302)
U.S. SmallCap Dividend Fund	172,847,449	108,561,902	(3,136,247)
U.S. SmallCap Fund	93,626,945	59,794,615	(1,251,848)
U.S. SmallCap Quality Dividend Growth Fund	86,995,306	59,253,842	(3,358,927)
U.S. SmallCap Quality Growth Fund	1,681,889	1,423,932	(83,420)
U.S. Total Dividend Fund	46,732,993	27,556,101	(598,470)

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Notes to Financial Statements (continued)

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the fiscal year ended March 31, 2025, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	At March 31, 2025		For the Fiscal Year Ended March 31, 2025
	Fund Shares held by WT	Market Value of Fund Shares Held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
U.S. High Dividend Fund	161	$15,965	$565
U.S. LargeCap Fund	807	47,839	747
U.S. MidCap Dividend Fund	373	18,471	533
U.S. MidCap Fund	11	656	6
U.S. Multifactor Fund	621	30,814	637
U.S. Quality Dividend Growth Fund	1,458	116,436	1,592
U.S. Quality Growth Fund	1,522	66,816	95
U.S. SmallCap Dividend Fund	142	4,538	129
U.S. SmallCap Fund	174	8,498	121
U.S. SmallCap Quality Dividend Growth Fund	245	11,393	326
U.S. Total Dividend Fund	401	30,857	531
U.S. Value Fund	450	36,977	222

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2025, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof to an authorized participant (“AP”). Except when aggregated in creation units (“Creation Unit Aggregations”), shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities (“Deposit Securities”) and/or an amount of cash (“Cash Component”). Creation Unit Aggregations may be created in advance of receipt by a Fund of all or a portion of the applicable Deposit Securities from APs. In these circumstances, the initial deposit received from the AP will have a value greater than the NAV of the applicable Fund’s shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited by the AP in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102% - 110%, as directed by the Trust or WTAM, which the Trust or WTAM may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received from the AP or purchased by the Fund. Amounts due to be returned to an AP as of March 31, 2025, if any, is shown in the Statements of Assets and Liabilities in “Payables: Deposit due to authorized participant”. In certain cases where an AP does not have a basket security readily available or may not transact is such basket security, an AP may request to settle an in-kind creation order with cash in lieu of the basket security. Amounts due from an AP as of March 31, 2025 with respect to such activity, if any, is shown in the Statements of Assets and Liabilities in “Receivables: Deposit due from authorized participant”.

APs purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

126    WisdomTree Trust

Notes to Financial Statements (continued)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the fiscal year ended March 31, 2025 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

Fund	Purchases	Sales	In-kind Capital Share Transactions
			Purchases	Sales
U.S. AI Enhanced Value Fund	$484,093,145	$483,287,411	$7,380,936	$28,732,051
U.S. High Dividend Fund	444,084,824	438,373,975	306,176,673	322,916,246
U.S. LargeCap Dividend Fund	698,448,237	692,476,904	1,130,084,224	841,342,656
U.S. LargeCap Fund	157,851,893	157,441,674	266,967,886	139,279,587
U.S. MidCap Dividend Fund	1,011,280,783	1,011,984,795	866,081,513	934,260,205
U.S. MidCap Fund	324,908,585	325,777,506	182,550,970	241,386,650
U.S. MidCap Quality Growth Fund	886,265	1,288,596	727,055	2,974,499
U.S. Multifactor Fund	363,592,017	364,052,756	241,343,511	183,287,053
U.S. Quality Dividend Growth Fund	4,999,738,405	4,977,813,697	5,229,867,539	3,744,148,394
U.S. Quality Growth Fund	121,821,377	122,439,350	839,594,023	280,107,676
U.S. SmallCap Dividend Fund	575,471,449	558,966,350	406,250,070	509,805,639
U.S. SmallCap Fund	319,517,685	319,754,221	149,358,153	209,773,243
U.S. SmallCap Quality Dividend Growth Fund	226,752,944	227,358,628	272,790,966	209,174,256
U.S. SmallCap Quality Growth Fund	4,183,153	4,401,602	8,697,176	1,869,928
U.S. Total Dividend Fund	218,019,999	215,506,065	222,333,061	216,814,309
U.S. Value Fund	477,619,693	488,793,456	742,603,993	197,152,274

6. FEDERAL INCOME TAXES

At March 31, 2025, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
U.S. AI Enhanced Value Fund	$375,094,641	$34,961,917	$(20,151,970)	$14,809,947
U.S. High Dividend Fund	1,101,046,064	183,758,000	(48,308,622)	135,449,378
U.S. LargeCap Dividend Fund	3,633,000,374	1,156,110,269	(98,011,094)	1,058,099,175
U.S. LargeCap Fund	823,547,647	253,768,473	(38,171,250)	215,597,223
U.S. MidCap Dividend Fund	3,337,764,840	541,714,737	(240,928,490)	300,786,247
U.S. MidCap Fund	711,004,178	105,233,855	(66,544,609)	38,689,246
U.S. MidCap Quality Growth Fund	1,339,658	96,995	(170,998)	(74,003)
U.S. Multifactor Fund	343,789,240	40,419,744	(14,335,404)	26,084,340
U.S. Quality Dividend Growth Fund	12,871,985,861	2,524,186,796	(591,236,624)	1,932,950,172
U.S. Quality Growth Fund	937,306,913	26,516,323	(95,867,961)	(69,351,638)
U.S. SmallCap Dividend Fund	1,861,310,680	236,466,286	(228,963,436)	7,502,850
U.S. SmallCap Fund	617,473,233	61,488,056	(100,796,348)	(39,308,292)
U.S. SmallCap Quality Dividend Growth Fund	421,262,122	24,102,826	(62,486,649)	(38,383,823)
U.S. SmallCap Quality Growth Fund	8,239,652	479,867	(1,286,602)	(806,735)
U.S. Total Dividend Fund	1,015,599,191	357,552,837	(32,738,778)	324,814,059
U.S. Value Fund	819,342,402	42,729,922	(37,793,707)	4,936,215

WisdomTree Trust    127

Notes to Financial Statements (continued)

At March 31, 2025, the components of total distributable earnings (loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Other Temporary Differences[1]	Total Distributable Earnings (Loss)
U.S. AI Enhanced Value Fund	$428,392	(90,177,354)	$14,809,947	$—	$(74,939,015)
U.S. High Dividend Fund	2,142,557	(177,509,308)	135,449,378	(1,119)	(39,918,492)
U.S. LargeCap Dividend Fund	3,674,764	(340,442,577)	1,058,099,174	—	721,331,361
U.S. LargeCap Fund	383,394	(86,497,023)	215,597,223	(155)	129,483,439
U.S. MidCap Dividend Fund	3,517,104	(590,963,813)	300,786,247	(28,922)	(286,689,384)
U.S. MidCap Fund	309,282	(127,178,834)	38,689,246	—	(88,180,306)
U.S. MidCap Quality Growth Fund	603	(113,560)	(74,003)	—	(186,960)
U.S. Multifactor Fund	90,450	(44,873,154)	26,084,340	—	(18,698,364)
U.S. Quality Dividend Growth Fund	7,318,827	(642,470,815)	1,932,950,172	—	1,297,798,184
U.S. Quality Growth Fund	477,264	(12,404,744)	(69,351,638)	—	(81,279,118)
U.S. SmallCap Dividend Fund	3,132,209	(477,585,430)	7,502,849	—	(466,950,372)
U.S. SmallCap Fund	494,980	(99,556,918)	(39,308,292)	—	(138,370,230)
U.S. SmallCap Quality Dividend Growth Fund	780,691	(47,725,262)	(38,383,823)	—	(85,328,394)
U.S. SmallCap Quality Growth Fund	11,682	(271,226)	(806,735)	—	(1,066,279)
U.S. Total Dividend Fund	1,048,850	(132,489,798)	324,814,059	(1,126)	193,371,985
U.S. Value Fund	653,645	(35,396,492)	4,936,215	—	(29,806,632)
[1]The treatment of certain income/expense items have been recognized for GAAP but disallowed for tax purposes.

The tax character of distributions paid during the fiscal years ended March 31, 2025 and March 31, 2024, was as follows:

Fund	Year Ended March 31, 2025	Year Ended March 31, 2024
	Distributions Paid from Ordinary Income*	Distributions Paid from Ordinary Income*
U.S. AI Enhanced Value Fund	$7,753,647	$9,644,875
U.S. High Dividend Fund	42,463,307	46,034,088
U.S. LargeCap Dividend Fund	89,467,860	87,184,000
U.S. LargeCap Fund	14,963,900	13,196,000
U.S. MidCap Dividend Fund	85,841,815	87,033,724
U.S. MidCap Fund	9,988,943	10,749,500
U.S. MidCap Quality Growth Fund	15,667	—[1]
U.S. Multifactor Fund	4,567,980	3,764,250
U.S. Quality Dividend Growth Fund	223,889,726	186,113,500
U.S. Quality Growth Fund	987,921	123,000
U.S. SmallCap Dividend Fund	57,580,562	52,081,069
U.S. SmallCap Fund	8,754,702	8,097,830
U.S. SmallCap Quality Dividend Growth Fund	9,512,044	6,675,150
U.S. SmallCap Quality Growth Fund	24,285	—[1]
U.S. Total Dividend Fund	27,739,285	27,138,000
U.S. Value Fund	8,103,190	3,370,724
* Includes short-term capital gains, if any. [1] For the period January 25, 2024 (commencement of operations) through March 31, 2024.
128    WisdomTree Trust

Notes to Financial Statements (continued)

At March 31, 2025, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains as indicated in the following table. The loss carryforward amounts do not have an expiration date and, therefore, can be carried forward indefinitely until utilized. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Capital Loss Available Total
U.S. AI Enhanced Value Fund	$20,027,638	$70,149,716	$90,177,354
U.S. High Dividend Fund	42,962,173	134,547,135	177,509,308
U.S. LargeCap Dividend Fund	64,971,853	275,470,724	340,442,577
U.S. LargeCap Fund	39,211,238	47,285,785	86,497,023
U.S. MidCap Dividend Fund	229,389,580	361,574,233	590,963,813
U.S. MidCap Fund	55,716,968	71,461,866	127,178,834
U.S. MidCap Quality Growth Fund	111,124	2,436	113,560
U.S. Multifactor Fund	42,880,218	1,992,936	44,873,154
U.S. Quality Dividend Growth Fund	300,165,082	342,305,733	642,470,815
U.S. Quality Growth Fund	11,930,155	474,589	12,404,744
U.S. SmallCap Dividend Fund	98,439,612	379,145,818	477,585,430
U.S. SmallCap Fund	26,816,049	72,740,869	99,556,918
U.S. SmallCap Quality Dividend Growth Fund	18,226,213	29,499,049	47,725,262
U.S. SmallCap Quality Growth Fund	261,135	10,091	271,226
U.S. Total Dividend Fund	41,922,240	90,567,558	132,489,798
U.S. Value Fund	25,762,067	9,634,425	35,396,492

During the fiscal year ended March 31, 2025, the amount of capital loss carryforwards used to offset realized gains are shown in the following table:

Fund	Utilized Capital Loss Carryforward
U.S. AI Enhanced Value Fund	$36,592,655
U.S. High Dividend Fund	—
U.S. LargeCap Dividend Fund	—
U.S. LargeCap Fund	—
U.S. MidCap Dividend Fund	—
U.S. MidCap Fund	—
U.S. MidCap Quality Growth Fund	—
U.S. Multifactor Fund	—
U.S. Quality Dividend Growth Fund	—
U.S. Quality Growth Fund	—
U.S. SmallCap Dividend Fund	—
U.S. SmallCap Fund	—
U.S. SmallCap Quality Dividend Growth Fund	—
U.S. SmallCap Quality Growth Fund	—
U.S. Total Dividend Fund	—
U.S. Value Fund	—

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Notes to Financial Statements (continued)

At March 31, 2025, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as shown in the following table. The differences are primarily due to redemptions-in-kind and net operating losses.

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
U.S. AI Enhanced Value Fund	$(3,049,874)	$3,049,874
U.S. High Dividend Fund	(95,628,735)	95,628,735
U.S. LargeCap Dividend Fund	(426,339,901)	426,339,901
U.S. LargeCap Fund	(63,609,118)	63,609,118
U.S. MidCap Dividend Fund	(414,140,863)	414,140,863
U.S. MidCap Fund	(94,466,770)	94,466,770
U.S. MidCap Quality Growth Fund	(222,267)	222,267
U.S. Multifactor Fund	(43,784,884)	43,784,884
U.S. Quality Dividend Growth Fund	(1,158,764,635)	1,158,764,635
U.S. Quality Growth Fund	(73,074,029)	73,074,029
U.S. SmallCap Dividend Fund	(201,596,802)	201,596,802
U.S. SmallCap Fund	(83,505,410)	83,505,410
U.S. SmallCap Quality Dividend Growth Fund	(58,191,281)	58,191,281
U.S. SmallCap Quality Growth Fund	(533,794)	533,794
U.S. Total Dividend Fund	(108,684,000)	108,684,000
U.S. Value Fund	(64,524,159)	64,524,159

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of and during the fiscal year ended March 31, 2025, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended March 31, 2025, remains subject to examination by taxing authorities. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended March 31, 2025, remains subject to examination by taxing authorities.

7. OPERATING SEGMENTS

The Trust has adopted FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund in the Trust operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Trust’s prospectus. The accounting policies are the same as those described in Note 2 — Significant Accounting Policies. The Chief Operating Decision Maker (“CODM”) is the President of the Trust. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented with each Fund’s financial statements.

8. SUBSEQUENT EVENTS

WTAM has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

130    WisdomTree Trust

Notes to Financial Statements (concluded)

9. ADDITIONAL INFORMATION

The value of a Fund’s investments may be adversely affected by recent and current events occurring outside of the United States,including those affecting foreign markets (including extreme volatility, depressed valuations, and decreased liquidity), significant geopolitical events (including armed conflicts, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies (including pandemics such as the COVID-19 pandemic), among other events. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East,and related sanctions and trading restrictions have caused significant market disruptions and volatility within the markets in Russia, Europe, the Middle East, and the United States. Similarly, the policy agenda of the new U.S. administration has introduced heightened risks, including economic policy and market risks with the imposition of significant tariffs and other trade-related initiatives that have disrupted, and could continue to disrupt, markets globally. Trade disputes and retaliatory actions, such as embargoes and other trade limitations, may reduce the profitability of companies in which the Funds invest, lead to a significant reduction in international trade, and adversely affect the growth of the global economy. Trade disputes may also increase currency exchange rate volatility, which can adversely affect the prices of certain of Fund investments and the ability of certain Funds to hedge their currency risk, and negatively affect investor confidence in the markets generally and investment growth and could contribute to volatility or overall declines in the U.S. and global investment markets. While the aggregate effect of these policies is unknown, initially they appear to be escalating tensions between the United States and certain subject countries, as well as globally, and increasing volatility in the markets generally. The extent and duration of these conflicts, policy initiatives,and tensions are impossible to predict, and they could continue to result in significant market disruptions, including with respect to certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation, and global growth. These conflicts, policy initiatives, and tensions could adversely affect the value of certain Fund investments, as well as a Fund’s performance and liquidity, even if the Fund does not have direct investment exposure to a country involved in a particular conflict or industry directly affected by trade restrictions.

WisdomTree Trust    131

Report of Independent Registered Public Accounting Firm

To the Shareholders of WisdomTree U.S. Al Enhanced Value Fund, WisdomTree U.S. High Dividend Fund, WisdomTree U.S. LargeCap Dividend Fund, WisdomTree U.S. LargeCap Fund, WisdomTree U.S. MidCap Dividend Fund, WisdomTree U.S. MidCap Fund, WisdomTree U.S. MidCap Quality Growth Fund, WisdomTree U.S. Multifactor Fund, WisdomTree U.S. Quality Dividend Growth Fund, WisdomTree U.S. Quality Growth Fund, WisdomTree U.S. SmallCap Dividend Fund, WisdomTree U.S. SmallCap Fund, WisdomTree U.S. SmallCap Quality Dividend Growth Fund, WisdomTree U.S. SmallCap Quality Growth Fund, WisdomTree U.S. Total Dividend Fund and WisdomTree U.S. Value Fund, and the Board of Trustees of WisdomTree Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of WisdomTree U.S. Al Enhanced Value Fund, WisdomTree U.S. High Dividend Fund, WisdomTree U.S. LargeCap Dividend Fund, WisdomTree U.S. LargeCap Fund, WisdomTree U.S. MidCap Dividend Fund, WisdomTree U.S. MidCap Fund, WisdomTree U.S. MidCap Quality Growth Fund, WisdomTree U.S. Multifactor Fund, WisdomTree U.S. Quality Dividend Growth Fund, WisdomTree U.S. Quality Growth Fund, WisdomTree U.S. SmallCap Dividend Fund, WisdomTree U.S. SmallCap Fund, WisdomTree U.S. SmallCap Quality Dividend Growth Fund, WisdomTree U.S. SmallCap Quality Growth Fund, WisdomTree U.S. Total Dividend Fund and WisdomTree U.S. Value Fund (collectively referred to as the “Funds”), (sixteen of the funds constituting WisdomTree Trust (the “Trust”)), including the schedules of investments, as of March 31, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (sixteen of the funds constituting WisdomTree Trust) at March 31, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the WisdomTree Trust	Statement of operations	Statements of changes in net assets	Financial highlights

WisdomTree U.S. Al Enhanced Value Fund

WisdomTree U.S. High Dividend Fund

WisdomTree U.S. LargeCap Dividend Fund

WisdomTree U.S. LargeCap Fund

WisdomTree U.S. MidCap Dividend Fund

WisdomTree U.S. MidCap Fund

WisdomTree U.S. Multifactor Fund

WisdomTree U.S. Quality Dividend Growth Fund

WisdomTree U.S. SmallCap Dividend Fund

WisdomTree U.S. SmallCap Fund

WisdomTree U.S. SmallCap Quality Dividend Growth Fund

WisdomTree U.S. Total Dividend Fund

WisdomTree U.S. Value Fund

	For the year ended March 31, 2025	For each of the two years in the period ended March 31, 2025	For each of the five years in the period ended March 31, 2025
WisdomTree U.S. Quality Growth Fund	For the year ended March 31, 2025	For each of the two years in the period ended March 31, 2025	For each of the two years in the period ended March 31, 2025 and the period from December 15, 2022 (commencement of operations) through March 31, 2023
WisdomTree U.S. MidCap Quality Growth Fund WisdomTree U.S. SmallCap Quality Growth Fund	For the year ended March 31, 2025	For the year ended March 31, 2025 and for the period January 25, 2024 (commencement of operations) through March 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

132    WisdomTree Trust

Report of Independent Registered Public Accounting Firm (concluded)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more WisdomTree investment companies since 2006.

New York, New York
May 30, 2025

WisdomTree Trust    133

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ fiscal year or period ended March 31, 2025, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2026.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2025, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
U.S. AI Enhanced Value Fund	$7,753,647
U.S. High Dividend Fund	42,463,307
U.S. LargeCap Dividend Fund	89,467,860
U.S. LargeCap Fund	14,963,900
U.S. MidCap Dividend Fund	85,841,815
U.S. MidCap Fund	9,988,943
U.S. MidCap Quality Growth Fund	15,248
U.S. Multifactor Fund	4,567,980
U.S. Quality Dividend Growth Fund	223,889,726
U.S. Quality Growth Fund	987,921
U.S. SmallCap Dividend Fund	57,580,562
U.S. SmallCap Fund	8,754,702
U.S. SmallCap Quality Dividend Growth Fund	9,512,044
U.S. SmallCap Quality Growth Fund	24,285
U.S. Total Dividend Fund	27,739,285
U.S. Value Fund	7,737,597

The following represents the percentage of dividends paid during the fiscal year or period ended March 31, 2025, that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends-Received Deduction
U.S. AI Enhanced Value Fund	99.33%
U.S. High Dividend Fund	100.00%
U.S. LargeCap Dividend Fund	100.00%
U.S. LargeCap Fund	100.00%
U.S. MidCap Dividend Fund	100.00%
U.S. MidCap Fund	100.00%
U.S. MidCap Quality Growth Fund	77.97%
U.S. Multifactor Fund	100.00%
U.S. Quality Dividend Growth Fund	100.00%
U.S. Quality Growth Fund	100.00%
U.S. SmallCap Dividend Fund	100.00%
U.S. SmallCap Fund	100.00%
U.S. SmallCap Quality Dividend Growth Fund	100.00%
U.S. SmallCap Quality Growth Fund	89.33%
U.S. Total Dividend Fund	100.00%
U.S. Value Fund	93.23%

134    WisdomTree Trust

Additional Information (unaudited)

Item 8 of Form N-CSR: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9 of Form N-CSR: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10 of Form N-CSR: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Name of Trustee	Board Compensation
Interested Trustee
Jonathan Steinberg	$ 0
Independent Trustees
David G. Chrencik	406,282
Phillip G. Goff	369,377
Joel Goldberg	424,750
Toni Massaro	387,815
Melinda A. Raso Kirstein	406,282
Victor Ugolyn	554,021

Item 11 of Form N-CSR: Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Not applicable.

WisdomTree Trust    135

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing, including possible loss of principal. Funds focusing their investments on certain sectors and/or smaller companies increase their vulnerability to any single economic or regulatory development. This may result in greater share price volatility. Dividends are not guaranteed, and a company currently paying dividends may cease paying dividends at any time. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by the Shareholder Reports that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The Registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President (principal executive officer)
Date: June 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President (principal executive officer)

Date: June 9, 2025

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer (principal financial officer)

Date: June 9, 2025